                        CONTRACT PROSPECTUS - MAY 1, 2004

THE CONTRACTS. The contracts described in this prospectus are group deferred variable annuity contracts issued by ING Life Insurance and Annuity Company (the Company). They are intended to be used as funding vehicles for certain types of retirement plans, including those that qualify for beneficial tax treatment and/or to provide current income reduction under certain sections of the Internal Revenue Code of 1986, as amended (Tax Code).


WHY READING THIS PROSPECTUS IS IMPORTANT. Before you participate in the contract through a retirement plan, you should read this prospectus. It provides facts about the contract and its investment options. Plan sponsors (generally your employer) should read this prospectus to help determine if the contract is appropriate for their plan. Keep this document for future reference.

TABLE OF CONTENTS .  .  .  PAGE 3

You may participate in this contract if you are an eligible employee participating in the State University of New York (SUNY) defined contribution retirement plan or any predecessor SUNY plan under section 403(b) of the Tax Code.

INVESTMENT OPTIONS. The contracts offer variable investment options and fixed interest options. When we establish your account, you instruct us to direct account dollars to any of the available options. Some investment options may be unavailable through certain contracts and plans.

VARIABLE INVESTMENT OPTIONS. These options are called subaccounts. The subaccounts are within Variable Annuity Account C (the separate account). Each subaccount invests in one of the mutual funds (funds) listed on the next page. Earnings on amounts invested in a subaccount will vary depending upon the performance of its underlying fund. You do not invest directly in or hold shares of the funds.

RISKS ASSOCIATED WITH INVESTING IN THE FUNDS. Information about the risks of investing in the funds is located in the "Investment Options" section in this prospectus on page 10 and in each fund prospectus. Read this prospectus in conjunction with the fund prospectuses, and retain the prospectuses for future reference.

FIXED INTEREST OPTIONS.

-    Guaranteed Accumulation Account
-    Fixed Plus Account

Except as specifically mentioned, this prospectus describes only the variable investment options. However, we describe the fixed interest options in the appendices to this prospectus. There is also a separate prospectus for the Guaranteed Accumulation Account.

GETTING ADDITIONAL INFORMATION You may obtain the May 1, 2004, Statement of Additional Information (SAI) free of charge by indicating your request on your enrollment materials by calling the Company at 1-800-677-4636 or by writing to us at the address listed in "Questions: Contacting the Company." You may also obtain an SAI for any of the funds by calling that number. This prospectus, the SAI and other information about the separate account may be obtained by accessing the Securities and Exchange Commission's (SEC) web site, www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC Public Reference Room. Information on the operation of the SEC Public Reference Room may be obtained by calling 1-202-942-8090 or 1-800-SEC-0330, e-mailing publicinfo@sec.gov or by writing to SEC Public Reference Room, 450 Fifth Street, N.W., Washington, D.C. 20549. The SAI table of contents is listed on page 38 of this prospectus. The SAI is incorporated into this prospectus by reference.

ADDITIONAL DISCLOSURE INFORMATION. Neither the SEC, nor any state securities commission, has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. This prospectus is valid only when accompanied by current prospectuses of the funds and the Guaranteed Accumulation Account. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different than that contained in this prospectus.

THE FUNDS
Calvert Social Balanced Portfolio
Fidelity(R) VIP Asset Manager(SM) Portfolio
    (Initial Class)
Fidelity(R) VIP Contrafund(R)Portfolio
    (Initial Class)
Fidelity(R) VIP Equity-Income Portfolio
    (Initial Class)
Fidelity(R) VIP High Income Portfolio
    (Initial Class)
Fidelity(R) VIP Index 500 Portfolio (Initial Class)
Franklin Small Cap Value Securities Fund
    (Class 2)
ING GET U.S. Core Portfolio
ING JPMorgan Fleming International Portfolio (Initial
    Class)
ING MFS Capital Opportunities Portfolio
    (Initial Class)
ING PIMCO Total Return Portfolio
    (Service Class)
ING Salomon Brothers Aggressive Growth Portfolio (Initial
    Class)
ING T. Rowe Price Growth Equity Portfolio (Initial Class)
ING UBS U.S. Large Cap Equity Portfolio (formerly ING MFS
    Research Equity Portfolio) (Initial Class)
ING VP Balanced Portfolio, Inc.
    (Class I) (1)
ING VP Bond Portfolio (Class I) (1)
ING VP Emerging Markets Fund
ING VP Growth and Income Portfolio (Class I) (1)
ING VP Index Plus LargeCap Portfolio (Class I) (1)
ING VP Index Plus MidCap Portfolio (Class I) (1)
ING VP Index Plus SmallCap Portfolio (Class I) (1)
ING VP International Value Portfolio (Class I) (1)
ING VP Money Market Portfolio
    (Class I) (1)
ING VP Natural Resources Trust (2)
ING VP Small Company Portfolio
    (Class I) (1)
ING VP Strategic Allocation Balanced Portfolio
    (Class I) (1)
ING VP Strategic Allocation Growth Portfolio
    (Class I) (1)
ING VP Strategic Allocation Income Portfolio
    (Class I) (1)
ING VP Value Opportunity Portfolio (Class I) (1)
Janus Aspen Growth Portfolio (Institutional Shares)
Janus Aspen Mid Cap Growth Portfolio (Institutional
    Shares)
Janus Aspen Worldwide Growth Portfolio (Institutional
    Shares)
Lord Abbett Series Fund - Mid-Cap Value Portfolio
    (Class VC)
MFS(R) Total Return Series (Initial Class)
Oppenheimer Global Securities Fund/VA
Oppenheimer Strategic Bond Fund/VA(3)

------------
(1) Effective May 3, 2004, Class R shares of this fund have been renamed Class I shares.
(2) Transfers or deposits are not allowed into the subaccount investing in this fund, except from accounts established under the contract before May 1, 1998. As soon as all those who have current allocations to the subaccount under the contract have redirected their allocations to other investment options, we will close the subaccount to all new transfers or deposits.
(3) Effective October 17, 2003, transfers or deposits to this subaccount are only allowed for participants who had a current balance in the subaccount as of that date or were currently directing periodic contributions into the subaccount as of that date. If at any time a participant has no balance in the subaccount and is not making a current allocation into the subaccount, no further transfers or deposits into the subaccount will be allowed. As soon as all those who have current allocations to the subaccount under the contract have redirected their allocations to other investment options, we will close the subaccount to all new transfers and deposits.

                                TABLE OF CONTENTS


CONTRACT OVERVIEW                                                                                     4
Who's Who
The Contract and Your Retirement Plan
Contract Rights
Contract Facts
Questions: Contacting the Company (sidebar)
Sending Forms and Written Requests in Good Order (sidebar)
Contract Phases: Accumulation Phase, Income Phase

FEE TABLE                                                                                             6
CONDENSED FINANCIAL INFORMATION                                                                      10
INVESTMENT OPTIONS                                                                                   10
TRANSFERS                                                                                            13
CONTRACT PURCHASE OR PARTICIPATION                                                                   15
CONTRACT OWNERSHIP AND RIGHTS                                                                        16
RIGHT TO CANCEL                                                                                      16
FEES                                                                                                 17
YOUR ACCOUNT VALUE                                                                                   19
WITHDRAWALS                                                                                          21
SYSTEMATIC DISTRIBUTION OPTIONS                                                                      23
DEATH BENEFIT                                                                                        24
THE INCOME PHASE                                                                                     26
TAXATION                                                                                             30
OTHER TOPICS                                                                                         34

The Company - Variable Annuity Account C - Performance Reporting - Voting Rights
- Contract Distribution - Contract Modification - Legal Matters and Proceedings
- Payment Delay or Suspension - Intent to Confirm Quarterly - Trading-Industry
Developments

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION                                                  38
APPENDIX I     -  GUARANTEED ACCUMULATION ACCOUNT                                                    39
APPENDIX II    -  FIXED PLUS ACCOUNT                                                                 41
APPENDIX III   -  PROJECTED SCHEDULE OF ING GET U.S. CORE PORTFOLIO OFFERINGS                        43
APPENDIX IV    -  FUND DESCRIPTIONS                                                                  44
APPENDIX V     -  CONDENSED FINANCIAL INFORMATION                                                    52

CONTRACT OVERVIEW

The following is a summary. Please read each section of this prospectus for additional information.

                                    WHO'S WHO

YOU (THE PARTICIPANT): The individual participating in a retirement plan, where the plan uses the contracts as funding options.

PLAN SPONSOR: The sponsor of your retirement plan. Generally, your employer.

CONTRACT HOLDER: The person or entity to whom we issue the contracts. The contract holder is the trustee of a multiple employer trust approved by the Company to apply for and own the contracts as authorized by SUNY.

WE, US, OUR (THE COMPANY): ING Life Insurance and Annuity Company. We issue the contract.

                      THE CONTRACT AND YOUR RETIREMENT PLAN

RETIREMENT PLAN (PLAN). A plan sponsor has established a retirement plan for you. The contracts are offered as funding options for that plan. We are not a party to the plan, so the terms and the conditions of the contracts and the plan may differ.

PLAN TYPE. We refer to plans in this prospectus as 403(b), 401(a) and 414(h) plans. For a description, see "Taxation."

USE OF AN ANNUITY CONTRACT IN YOUR PLAN. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account (such as a 403(b), 401(a) or 414(h) retirement plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. However, annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) which may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity. See "Contract Purchase or Participation."

                                 CONTRACT RIGHTS

Under each contract, we establish an employee account and an employer account for you. You have a nonforfeitable right to the value of your employee account and employer account, as determined by the plan administrator in accordance with the terms of the plan. You may exercise certain rights under the contract as permitted by the plan. See "Contract Ownership and Rights."

[SIDENOTE]

QUESTIONS: CONTACTING THE COMPANY. To answer your questions, contact your local representative or write or call the Company through:

Service Center
P.O. Box 13030
Newark, NJ 07188-0030
(1-800-677-4636)

SENDING FORMS AND WRITTEN REQUESTS IN GOOD ORDER.
If you are writing to change your beneficiary, request a withdrawal, or for any other purpose, contact your local representative or the Company through the Service Center to learn what information is required in order for the request to be in "good order."

Generally, a request is considered to be in "good order" when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.

We can only act upon written requests that are received in good order.

                                 CONTRACT FACTS

FREE LOOK/RIGHT TO CANCEL. Participants may cancel their purchase no later than 10 days after they receive the document evidencing their participation in the contract. See "Right To Cancel."

DEATH BENEFIT. A beneficiary may receive a benefit in the event of your death prior to the income phase. Death benefits during the income phase depend upon the payment option selected. See "Death Benefit" and "The Income Phase."

WITHDRAWALS. During the accumulation phase, you may, subject to the limits in the contract and certification from the plan administrator that you are eligible, withdraw all or a part of your account value. Certain fees and taxes may apply. See "Withdrawals" and "Taxation." Amounts withdrawn from the Guaranteed Accumulation Account may be subject to market value adjustment. See Appendix I.

SYSTEMATIC DISTRIBUTION OPTIONS. Subject to the terms of the plan, you may elect to receive regular payments from your account, while retaining the account in the accumulation phase. See "Systematic Distribution Options."

FEES. Certain fees are deducted from your account value. See "Fee Table" and "Fees."

TAXATION. Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See "Taxation."

                                 CONTRACT PHASES

I. THE ACCUMULATION PHASE. (accumulating retirement benefits under your contract)

STEP 1: You or the contract holder provide ING Life Payments to Insurance and Annuity Company with your completed Your Account enrollment materials. The contract holder directs us to set up an employee account and employer account under each contract.

STEP 2: You direct us to invest your account dollars in one or more of the following investment options:

a) Fixed Interest Options: or
b) Variable Investment Options. (The variable investment options are the subaccounts of Variable Annuity Account
   C. Each one invests in a specific mutual fund.)

STEP 3: The subaccount(s) selected purchases shares of its corresponding fund.

[CHART]

                        -----------------
                           Payment to
                          Your Account
                        -----------------
                           STEP 1 |
            -------------------------------------------
              ING Life Insurance and Annuity Company
            -------------------------------------------
               (a) |      STEP 2            (b) |
            ------------     --------------------------
                                 VARIABLE ANNUITY
               Fixed                 ACCOUNT C
             Interest
              Option            Variable Investment
                                      Options
            ------------     --------------------------
                             THE SUBACCOUNTS
                             --------------------------
                               A        B        ETC.
                             ------- ----------- ------
                                 |    STEP 3 |
                             -------- ---------- ------
                             Mutual    Mutual    ETC.
                             Fund A    Fund B
                             -------- ---------- ------

II.  THE INCOME PHASE. (receiving income phase payments from your contract)

If you wish to begin receiving payments from your contract, you may elect from the options available. The contract offers several income phase payment options. See "The Income Phase." In general, you may:

-    Receive income phase payments over a lifetime or for a specified period;
- Receive income phase payments monthly, quarterly, semi-annually or annually;
- Select an income phase payment option that provides a death benefit to your beneficiary(ies); and
- Select fixed income phase payments or payments that vary based upon the performance of the variable investment options you select.

FEE TABLE

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND WITHDRAWING FROM YOUR CONTRACT. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED. SEE "THE INCOME PHASE" FOR FEES THAT MAY APPLY AFTER YOU BEGIN RECEIVING PAYMENTS UNDER THE CONTRACT.

THE FOLLOWING TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

                                          ING VP
SEPARATE ACCOUNT ANNUAL                    MONEY      ALL OTHER
EXPENSES                                  MARKET      ING FUND/
(AS A PERCENTAGE OF AVERAGE ACCOUNT      PORTFOLIO     PORTFOLIO   ALL NON-ING
VALUE)                                  SUBACCOUNT   SUBACCOUNTS   SUBACCOUNTS
                                        ----------   -----------   -----------
Mortality and Expense Risk Charge         0.10%         0.75%         0.85%

Administrative Expense Charge             0.25%         0.25%         0.25%

ING GET Fund Guarantee Charge(1)          0.25%         0.25%         0.25%
                                          ----          ----          ----
Total Separate Account Annual
   Expenses                               0.60%         1.25%         1.35%
                                          ====          ====          ====


(1) The ING GET Fund Guarantee Charge is deducted daily during the guarantee period only from amounts allocated to the ING GET U.S. Core Portfolio investment option. See "Investment Options--ING GET U.S. Core Portfolio" and "Fees--ING GET U.S. Core Portfolio Guarantee Charge" for a description of the ING GET Fund guarantee Charge.

THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THE MINIMUM AND MAXIMUM EXPENSES LISTED BELOW ARE BASED ON EXPENSES FOR THE FUNDS' MOST RECENT FISCAL YEAR ENDS WITHOUT TAKING INTO ACCOUNT ANY FEE WAIVER OR EXPENSE REIMBURSEMENT ARRANGEMENTS THAT MAY APPLY. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

TOTAL ANNUAL FUND OPERATING EXPENSES*                MINIMUM         MAXIMUM
(expenses that are deducted from fund assets,
including management fees and other expenses)         0.34%           2.58%

* After taking into account any fee waiver or expense reimbursement arrangements, the minimum and maximum total fund operating expenses would be 0.28% and 2.50%, respectively. The fund having the minimum expense percentage is subject to a contractual expense reimbursement or fee waiver arrangement. This arrangement can be discontinued by the fund's manager at any time. The fund having the maximum expense percentage is subject to a contractual expense reimbursement or fee waiver arrangement through at least December 5, 2004.

[SIDENOTE]

IN THIS SECTION:
-    Separate Account Annual Expenses
-    Total Annual Fund Operating Expenses
-    Fees Deducted by the Funds
-    Hypothetical Examples

ALSO SEE THE "FEES" SECTION FOR:
-    How, When and Why Fees are Deducted
-    Premium and Other Taxes

SEE "THE INCOME PHASE" FOR:
-    Fees During the Income Phase

FEES DEDUCTED BY THE FUNDS

USING THIS INFORMATION. The following table shows the investment advisory fees and other expenses including service fees (if applicable) charged annually by each fund. See the "Fees" section of this prospectus, and the fund prospectus for additional information.

HOW FEES ARE DEDUCTED. Fund fees are not deducted from account values. Instead, fees are deducted from the value of fund shares on a daily basis, which in turn will affect the value of each subaccount on a daily basis. The fees and expense information shown in the following table was provided by the funds. Except as noted below, the following figures are a percentage of the average net assets of each fund, and are based on figures for the year ended December 31, 2003. There is no guarantee that actual expenses will be the same as those shown in the table.

                              FUND EXPENSE TABLE(1)


                                                                                 TOTAL                        NET
                                                                                 ANNUAL       FEES AND      ANNUAL
                                            MANAGEMENT                            FUND        EXPENSES       FUND
                                            (ADVISORY)    12b-1      OTHER     OPERATING     WAIVED OR     OPERATING
FUND NAME                                      FEES        FEE     EXPENSES     EXPENSES     REIMBURSED    EXPENSES
---------                                      ----        ---     --------    ---------     ----------    ---------
Calvert Social Balanced Portfolio(2)          0.70%         --      0.23%        0.93%           --          0.93%
Fidelity(R) VIP Asset Manager(SM) Portfolio
   (Initial Class)                            0.53%         --      0.10%        0.63%           --          0.63%
Fidelity(R) VIP Contrafund(R)Portfolio
   (Initial Class)                            0.58%         --      0.09%        0.67%           --          0.67%
Fidelity(R) VIP Equity-Income Portfolio
   (Initial Class)                            0.48%         --      0.09%        0.57%           --          0.57%
Fidelity(R) VIP High Income Portfolio
   (Initial Class)                            0.58%         --      0.11%        0.69%           --          0.69%
Fidelity(R) VIP Index 500 Portfolio
   (Initial Class)                            0.24%         --      0.10%        0.34%           --          0.34%
Franklin Small Cap Value Securities
   Fund (Class 2) (3)                         0.57%       0.25%     0.19%        1.01%           --          1.01%
ING GET U.S. Core Portfolio (4)(5)(6)         0.60%       0.25%     0.15%        1.00%           --          1.00%
ING JPMorgan Fleming International
   Portfolio (Initial Class)                  0.80%         --      0.20%        1.00%           --          1.00%
ING MFS Capital Opportunities Portfolio
   (Initial Class)                            0.65%         --      0.25%        0.90%           --          0.90%
ING PIMCO Total Return Portfolio
   (Service Class) (7)                        0.50%         --      0.60%        1.10%           --          1.10%
ING Salomon Brothers Aggressive Growth
   Portfolio (Initial Class)                  0.70%         --      0.13%        0.83%           --          0.83%
ING T. Rowe Price Growth Equity
   Portfolio (Initial Class)                  0.60%         --      0.15%        0.75%           --          0.75%
ING UBS U.S. Large Cap Equity Portfolio
   (Initial Class)                            0.70%         --      0.15%        0.85%           --          0.85%
ING VP Balanced Portfolio, Inc.               0.50%         --      0.10%        0.60%           --          0.60%
   (Class I) (8)
ING VP Bond Portfolio (Class I) (8)           0.40%         --      0.10%        0.50%           --          0.50%
ING VP Emerging Markets Fund,                 0.85%         --      1.73%        2.58%           --          2.58%
   Inc. (9)(10)
ING VP Growth and Income Portfolio
   (Class I) (8)                              0.50%         --      0.10%        0.60%           --          0.60%
ING VP Index Plus LargeCap Portfolio
   (Class I) (8)(11)                          0.35%         --      0.08%        0.43%           --          0.43%

                                                                                 TOTAL                        NET
                                                                                 ANNUAL       FEES AND      ANNUAL
                                            MANAGEMENT                            FUND        EXPENSES       FUND
                                            (ADVISORY)    12b-1      OTHER     OPERATING     WAIVED OR     OPERATING
FUND NAME                                      FEES        FEE     EXPENSES     EXPENSES     REIMBURSED    EXPENSES
---------                                      ----        ---     --------    ---------     ----------    ---------
ING VP Index Plus MidCap Portfolio
   (Class I) (8)(11)                          0.40%         --      0.10%        0.50%           --          0.50%
ING VP Index Plus SmallCap Portfolio
   (Class I) (8)(11)                          0.40%         --      0.16%        0.56%           --          0.56%
ING VP International Value Portfolio
   (Class I) (12)(13)(14)                     1.00%         --      0.45%        1.45%           --          1.45%
ING VP Money Market Portfolio
   (Class I) (8)                              0.25%         --      0.10%        0.35%           --          0.35%
ING VP Natural Resources Trust (9)(10)        1.00%         --      0.61%        1.61%           --          1.61%
ING VP Small Company Portfolio (Class
   I) (8)(11)                                 0.75%         --      0.10%        0.85%           --          0.85%
ING VP Strategic Allocation Balanced
   Portfolio (Class I) (8)(11)                0.60%         --      0.14%        0.74%           --          0.74%
ING VP Strategic Allocation Growth
   Portfolio (Class I) (8)(11)                0.60%         --      0.15%        0.75%           --          0.75%
ING VP Strategic Allocation Income
   Portfolio (Class I) (8)(11)                0.60%         --      0.14%        0.74%           --          0.74%
ING VP Value Opportunity Portfolio
   (Class I) (8)(11)                          0.60%         --      0.10%        0.70%           --          0.70%
Janus Aspen Growth Portfolio
   (Institutional Shares)                     0.65%         --      0.02%        0.67%           --          0.67%
Janus Aspen Mid Cap Growth Portfolio
   (Institutional Shares)                     0.65%         --      0.02%        0.67%           --          0.67%
Janus Aspen Worldwide Growth Portfolio
   (Institutional Shares)                     0.65%         --      0.06%        0.71%           --          0.71%
Lord Abbett Series Fund, Inc. - Mid-Cap
   Value Portfolio (Class VC)                 0.75%         --      0.33%        1.08%           --          1.08%
MFS(R) Total Return Series (Initial
   Class) (15)                                0.75%         --      0.09%        0.84%           --          0.84%
Oppenheimer Global Securities Fund/VA         0.63%         --      0.04%        0.67%           --          0.67%
Oppenheimer Strategic Bond Fund/VA            0.72%         --      0.03%        0.75%           --          0.75%


FOOTNOTES TO "FUND EXPENSE TABLE"

(1) The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in this Fund Expense Table and the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See "Fees - Fund Expenses" for additional information.
(2) Expenses are based on the Portfolio's most recent fiscal year. Management fees include the Subadvisory fees paid by the Advisor (Calvert Asset Managements Company, Inc.) and the administrative fee paid by the portfolio to Calvert Administrative Services Company, an affiliate of the Advisor.
(3) The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus. While the maximum amount payable under the Fund's Class 2 Rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year. The Fund's manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. The reduction for the Fund's last fiscal year end which is not reflected in the table above was 0.02%.
(4) Investments are accepted into the ING GET U.S. Core Portfolio only during the Offering Period. See Appendix III in the contract prospectus for a listing of Offering and Guarantee Periods for projected ING GET U.S. Core Portfolio offerings.

(5) The table above shows the estimated operating expenses during the Guarantee Period for the Series as a ratio of expenses to average daily net assets. Expenses during the Offering Period are: 0.25% Management (Advisory) Fees; 0.25% 12b-1 Fee; 0.15% Other Expenses; and 0.65% Total Annual Fund Operating Expenses and Net Annual Fund Operating Expenses. Pursuant to a Plan of Distribution adopted by the Series under Rule 12b-1 under the 1940 Act, the Series pays ING Funds Distributor, LLC (the "Distributor") an annual fee of up to 0.25% of average daily net assets attributable to the Series' shares. The distribution fee may be used by the Distributor for the purpose of promoting the sale of the Series' shares and providing certain related services. For additional information, please see the Series' SAI.
(6) ING Investments, LLC, the investment adviser to the Series, has entered into an expense limitation contract with the Series under which it will limit expenses of the Series, excluding expenses such as interest, taxes, brokerage and extraordinary expenses, through December 31, 2004. The expense limit for the Series is shown as Net Annual Fund Operating Expenses in the table above. For further information regarding the expense limitation agreements, see the Fund's prospectus.
(7) Other Expenses shown in the above table include a Shareholder Services fee of 0.25%.
(8) The table above shows the estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year and fee waivers to which the Portfolio's investment adviser has agreed for each Portfolio.
(9) The above table shows the estimated operating expenses of each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which the Portfolio's investment adviser has agreed for each Portfolio. ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets which is included in Other Expenses in the above table. Estimated Other Expenses are based on each Portfolio's actual Other Expenses for its most recently completed fiscal year.
(10) ING Investments, LLC, the investment adviser to each Portfolio, has entered into a written expense limitation agreement with each Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by the adviser within three years. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by the adviser was 0.08% for ING VP Emerging Markets. For ING VP Emerging Markets Portfolio the expense limits will continue through at least December 5, 2004. For further information regarding the expense limitation agreements, see the Fund's prospectus.
(11) ING Investments, LLC, the investment adviser to each Portfolio, entered into written expense limitation agreements with each Portfolio under which it will limit expenses of the Portfolios, excluding interest, brokerage and extraordinary expenses, subject to possible recoupment by the adviser within three years. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by the adviser was 0.04% for ING VP Strategic Allocation Balanced Portfolio and 0.09% for ING VP Strategic Allocation Income Portfolio. For each Portfolio, the expense limits will continue through at least December 31, 2004. For further information regarding the expense limitation agreements, see the Fund's prospectus.
(12) The above table shows the estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which the Portfolio's investment adviser has agreed for each Portfolio.
(13) ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets which is included in Other Expenses in the above table. Other Expenses are based on estimated amounts for the current fiscal year. For all other Portfolios estimated Other Expenses are based on each Portfolio's actual Other Expenses for its most recently completed fiscal year.
(14) ING Investments, LLC, the investment adviser to each Portfolio, has entered into a written expense limitation agreement with each Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by the adviser within three years. For each Portfolio, the expense limits will continue through at least December 31, 2004. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by the adviser which is not reflected in the above table was 0.45% for ING VP International Value Portfolio. For further information regarding the expense limitation agreements, see the Fund's prospectus.
(15) The series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may also enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. Other Expenses do not take into account these fee reductions, and are therefore higher than the actual expenses of the series.

HYPOTHETICAL EXAMPLES

THE FOLLOWING EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE THE SEPARATE ACCOUNT ANNUAL EXPENSES APPLICABLE TO THE PARTICULAR FUND, AND FUND FEES AND EXPENSES.

EXAMPLE 1: The following Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the MAXIMUM fees and expenses of any of the funds as listed in the "Total Annual Fund Operating Expenses" column in the Fund Expense Table above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


        1 YEAR            3 YEARS           5 YEARS           10 YEARS
        ------            -------           -------           --------
        $  361            $ 1,097           $ 1,855           $  3,845


EXAMPLE 2: The following Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the MINIMUM fees and expenses of any of the funds as listed in the "Total Annual Fund Operating Expenses" column in the Fund Expense Table above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


        1 YEAR            3 YEARS           5 YEARS           10 YEARS
        ------            -------           -------           --------
        $  147            $   456           $   787           $   1,724


CONDENSED FINANCIAL INFORMATION

UNDERSTANDING CONDENSED FINANCIAL INFORMATION. In Appendix V, we provide condensed financial information about the Variable Annuity Account C (the separate account) subaccounts available under the contracts. The tables show the value of the subaccounts over the past 10 years. For subaccounts that were not available 10 years ago, we give a history from the date of first availability.


INVESTMENT OPTIONS

The contract offers variable investment options and fixed interest options. When we establish your account(s), you instruct us to direct account dollars to any of the available options.

VARIABLE INVESTMENT OPTIONS. These options are called subaccounts. The subaccounts are within Variable Annuity Account C (the separate account), a separate account of the Company. Each subaccount invests in a specific mutual fund. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

-    FUND DESCRIPTIONS. We provide brief descriptions of the funds in Appendix
     IV. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained free of charge, from the Service Center at the address and phone number listed in "Contract Overview-Questions," by accessing the SEC's website, or by contacting the SEC Public Reference Room.

FIXED INTEREST OPTIONS. For descriptions of the fixed interest options, see Appendix I and II and the Guaranteed Accumulation Account prospectus.

ING GET U.S. CORE PORTFOLIO. An ING GET U.S. Core Portfolio ("ING GET Fund") series may be available during the accumulation phase of the contract. We make a guarantee, as described below, when you allocate money into an ING GET Fund series. Each ING GET Fund series has an offering period of three months which precedes the guarantee period. The ING GET Fund investment option may not be available under your contract, under your plan, or in your state.

Various series of the ING GET Fund may be offered from time to time and additional charges will apply if you elect to invest in one of these series. Please see Appendix III for a projected schedule of ING GET Fund Series Offerings. The Company makes a guarantee when you direct money into an ING GET Fund series. We guarantee that the value of an accumulation unit of the ING GET Fund subaccount for that series under the Contract on the maturity date will not be less than its value as determined after the close of business on the last day of the offering period for that ING GET Fund series. If the value on the maturity date is lower than it was on the last day of the offering period, we will add funds to the ING GET Fund subaccount for that series to make up the difference. This means that if you remain invested in the ING GET Fund series until the maturity date, at the maturity date, you will receive no less than the value of your separate account investment directed to the ING GET Fund series as of the last day of the offering period, less charges not reflected in the accumulation unit value such as the maintenance fee and less any amounts you transfer or withdraw from the ING GET Fund subaccount for that series. The value of dividends and distributions made by the ING GET Fund series throughout the guarantee period is taken into account in determining whether, for purposes of the guarantee, the value of your ING GET Fund investment on the maturity date is no less than its value as of the last day of the offering period. If you withdraw or transfer funds from an ING GET Fund series prior to the maturity date, we will process the transactions at the actual unit value next determined after we receive your request. The ING GET Fund subaccount is not available for dollar cost averaging, automatic rebalancing, or for income phase payments.

If no ING GET Fund is then available under your contract or plan, we will transfer your ING GET Fund series amounts to a balanced fund advised by ING Investments, LLC (or another adviser affiliated with the Company) available under the contract that has the best 5-year standardized performance. If there are no such balanced funds available under the contract, we will transfer your ING GET Fund series amounts to a core U.S. equity fund advised by ING Investments, LLC (or another adviser affiliated with the Company) available under the contract that has the best 5-year standardized performance. All amounts not transferred to a new ING GET Fund series, as outlined above, will be subject to market risk including the possible loss of principal.

Please see the ING GET U.S. Core Portfolio prospectus for a complete description of the ING GET Fund investment option, including charges and expenses.

SELECTING INVESTMENT OPTIONS
     - CHOOSE OPTIONS APPROPRIATE FOR YOU. Your ING representative can help you evaluate which investment options may be appropriate for your financial goals.
     - UNDERSTAND THE RISKS ASSOCIATED WITH THE OPTIONS YOU CHOOSE. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have a value that rises and falls more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.
     - BE INFORMED. Read this prospectus, the fund prospectuses, the fixed interest option appendices and the Guaranteed Accumulation Account prospectus.

LIMITS ON OPTION AVAILABILITY. Some funds and fixed interest options may not be available through certain contracts or plans. We may add, withdraw or substitute funds, subject to the conditions in the contract and in compliance with regulatory requirements. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced.

LIMITS ON NUMBER OF OPTIONS SELECTED. No more than 18 investment options may be selected for your account at any one time during the accumulation phase.

Each subaccount, the Fixed Plus Account and each classification of the Guaranteed Accumulation Account counts as one option.

LIMITS IMPOSED BY THE UNDERLYING FUND. Orders for the purchase of fund shares may be subject to acceptance by the fund. We reserve the right to reject, without prior notice, any allocation of a purchase payment to a subaccount if the subaccount's investment in the corresponding fund is not accepted by the fund for any reason.

ADDITIONAL RISKS OF INVESTING IN THE FUNDS. (MIXED AND SHARED FUNDING)

"Mixed funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, is bought for variable life insurance contracts issued by us or other insurance companies.

"Shared funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

-    Mixed-bought for annuities and life insurance
-    Shared-bought by more than one company

It is possible that a conflict of interest may arise due to mixed and/or shared funding, that could adversely impact the fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share values to decrease. Each fund's board of directors or trustees will monitor events to identify any conflicts which might arise and to determine what action, if any, should be taken to address such conflicts.

TRANSFERS

TRANSFERS AMONG INVESTMENT OPTIONS. During the accumulation phase, and up to twelve times per calendar year during the income phase, you may transfer among variable investment options. You may make a request in writing, by telephone or, where applicable, electronically. Transfers to an ING GET Fund series may only be made during the offering period for that ING GET Fund series. Transfers must be made in accordance with the terms of the contract and your plan. Transfers from fixed interest options are restricted as outlined in Appendices I and II.

VALUE OF TRANSFERRED DOLLARS. The value of amounts transferred into or out of subaccounts will be based on the subaccount unit values next determined after we receive your request in good order at our Service Center.

TELEPHONE AND ELECTRONIC TRANSFERS: SECURITY MEASURES. To prevent fraudulent use of telephone and electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from following telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

LIMITS ON FREQUENT OR DISRUPTIVE TRANSFERS. The contracts are not designed to serve as vehicles for frequent transfers. Frequent transfer activity can adversely affect fund performance, disrupt fund management strategies and increase fund expenses through:
-  Increased trading and transaction costs;
-  Forced and unplanned portfolio turnover;
-  Lost opportunity costs; and
- Large asset swings that decrease the fund's ability to provide maximum investment return to all contract owners and participants.

ACCORDINGLY, INDIVIDUALS OR ORGANIZATIONS THAT USE MARKET-TIMING INVESTMENT STRATEGIES OR MAKE FREQUENT TRANSFERS SHOULD NOT PURCHASE OR PARTICIPATE IN THE CONTRACTS.

We monitor transfer activity and reserve the right to take any necessary action if an individual's or organization's transfer activity:
-  Exceeds our then-current monitoring standard for excessive trading;
-  Is identified as problematic by an underlying fund;
- Is determined, in our sole discretion, to be not in the best interests of other contract owners or participants; or
- Is determined, in our sole discretion, to be disruptive due to the excessive dollar amounts involved.

Such actions may include, but are not limited to, the suspension of transfer privileges via facsimile, telephone, email and internet, and the limiting of transfer privileges to submission by mail. We will notify you in writing if we take any of these actions.

Our current definition of excessive trading is more than one purchase and sale of the same underlying fund within a 30-day period. We do not count transfers associated with scheduled dollar cost averaging or automatic rebalancing programs and transfers involving certain de minimis amounts when determining whether trading activity is excessive. We reserve the right to modify our general standard, or the standard as it may apply to a particular fund, in our sole discretion and without notice, based upon, among other factors, the best interest of contract holders, participants and fund investors, fund management considerations and state or federal regulatory developments.

We also reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract owners or participants. Such restrictions may include:

- Not accepting transfer instructions from an agent acting on behalf of more than one contract owner or participant; and
- Not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract owner or participant at a time.

The Company does not allow waivers to our excessive trading policy. Our excessive trading policy may not be completely successful in preventing market timing or excessive trading activity.

LIMITS IMPOSED BY THE FUNDS. Orders for the purchase of fund shares may be subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any allocation of a premium payment to a sub-account if the sub-account's investment in its corresponding fund is not accepted by the fund for any reason.

THE DOLLAR COST AVERAGING PROGRAM. The contracts allow you to participate in our Dollar Cost Averaging Program. There is no additional charge for this service. Dollar cost averaging is a system for investing that buys fixed dollar amounts of an investment at regular intervals, regardless of price. Our program transfers, at regular intervals, a fixed dollar amount from ING VP Money Market Portfolio to the Fixed Plus Account, GAA, or one or more subaccounts that you select. Amounts transferred to or from the Fixed Plus Account and subsequently withdrawn from the contract during the accumulation phase may be subject to the Fixed Plus Account transfer and partial surrender restrictions. (See Appendix
II). Amounts transferred from the Guaranteed Accumulation Account before the end of a guaranteed term may be subject to a market value adjustment. (See Appendix I and the Guaranteed Accumulation Account prospectus.) Dollar cost averaging is not permitted into the ING GET Fund and ING VP Natural Resources Trust subaccounts. Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. For additional information about this program, contact your local representative or call the Company at the number listed in "Contract Overview-Questions." This program is not available to participants in the Asset Rebalancing Program.

THE ASSET REBALANCING PROGRAM. This program allows you to have your account value automatically reallocated to specified percentages on a scheduled basis. There is no additional charge for this service. If elected, account values invested in the subaccounts (excluding the ING GET Fund subaccount) will be rebalanced. Account values invested in the Guaranteed Accumulation Account and the Fixed Plus Account will not be rebalanced. To elect to participate in the Asset Rebalancing Program, contact the Service Center. This program is not available to participants in the Dollar Cost Averaging Program.

CONTRACT PURCHASE OR PARTICIPATION

CONTRACTS AVAILABLE FOR PURCHASE. The contracts available for purchase are group flexible premium deferred variable annuity contracts that the Company offers in connection with retirement plans under Code Section 403(b), 401(a) and 414(h). They are designed to fund the State University of New York (SUNY) defined contribution retirement plan (the SUNY Plan), and to accept transfers of amounts made to the predecessor program which is qualified under Section 403(b) of the Code.

There are two group deferred variable annuity contracts:

1) The rollover contracts, for transferred assets from the predecessor Section 403(b) optional retirement program; and
2) The modal contracts for ongoing contributions and transferred assets made to the SUNY Plan, a plan qualified under sections 401(a) and 414(h) of the Code.

USE OF AN ANNUITY CONTRACT IN YOUR PLAN. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account (such as a 403(b), 401(a) or 414(h) retirement plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. However, annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) which may be valuable to you. You should discuss your alternatives with your financial representative, taking into account the additional fees and expenses you may incur in an annuity.

PURCHASING THE CONTRACT. The contract holder submits the required forms and application to the Company. We approve the forms and issue a contract to the contract holder.

PARTICIPATING IN THE CONTRACT. To participate in the contract, complete an enrollment form and submit it to the Service Center. (See "Contract Overview - Questions.") If your enrollment is accepted, we establish an employee account and an employer account for each participant.

- Under the rollover contract, we will allocate purchase payments attributable to transfers of after-tax employee contributions made to a predecessor 403(b) plan to the employee account, and purchase payments attributable to a transfer of employer contributions made under the same plan to the employer account.
-    Under the modal contract, we will allocate funds attributable to Code section 414(h) contributions to an employee account, and ongoing payments under Code section 401(a) and transferred funds attributable to Code section 401(a) contributions from another investment provider to an employer account.

ACCEPTANCE OR REJECTION OF APPLICATION OR ENROLLMENT FORMS. We must accept or reject an application or your enrollment forms within two business days of receipt. If the application or enrollment forms are incomplete, we may hold any forms and accompanying purchase payments for five days, unless you consent to our holding them longer. Under limited circumstances, we may also agree, for a particular plan, to hold purchase payments for longer periods with the permission of the contract holder. If we agree to this, we will deposit the payments in the ING VP Money Market Portfolio subaccount until the forms are completed (for a maximum of 105 days). If we reject the application or enrollment forms, we will return the forms and any payments.

ALLOCATING PURCHASE PAYMENTS TO THE INVESTMENT OPTIONS. You direct us to allocate initial purchase payments among the investment options available under the plan. Generally you will specify this information on your enrollment materials. After your enrollment, changes to allocations for future purchase payments or transfer of existing balances among investment options may be requested in writing and, where available, by telephone or electronically.

Allocations must be in whole percentages and there may be limitations on the number of investment options that can be selected at any one time. See "Investment Options" and "Transfers."

FACTORS TO CONSIDER IN THE PURCHASE DECISION. The decision to purchase or participate in the contract should be discussed with your financial representative, making sure that you understand the investment options it provides, its other features, the risks and potential benefits you will face, and the fees and expenses you will incur. You should pay attention to the following issues, among others:

1. Long-Term Investment - This contract is a long-term investment, and is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan, or may expose you to tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not participate in this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59 1/2.

2. Investment Risk - The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not participate in this contract in order to invest in these options if you cannot risk getting back less money than you put in.

3. Features and Fees - The fees for this contract reflect costs associated with the features and benefits it provides. As you consider this contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features.

4. Exchanges - If this contract will be a replacement for another annuity contract or mutual fund option under the plan, you should compare the two options carefully, compare the costs associated with each, and identify additional benefits available under this contract. You should consider whether these additional benefits justify any increased charges that might apply under this contract. Also, be sure to talk to your financial professional or tax adviser to make sure that the exchange will be handled so that it is tax-free.

CONTRACT OWNERSHIP AND RIGHTS

WHO OWNS THE CONTRACT? We issue the contract to a trustee of a multiple employer trust that has applied for and owns the contract as authorized by SUNY and the Company.

WHO OWNS MONEY ACCUMULATED UNDER THE CONTRACT? You have a nonforfeitable value of your employee account and employer account, as determined by the plan administrator in accordance with the terms of the plan.

WHAT RIGHTS DO I HAVE UNDER THE CONTRACT? You may select the investment options to be used for allocations to your employee account and employer account. You may elect an income phase payment if the plan administrator certifies that you are eligible for a distribution and that the form of annuity is permitted under the terms of the plan.

RIGHT TO CANCEL

WHEN AND HOW TO CANCEL. You may cancel your purchase within ten days after receiving the document evidencing your interest by returning it to the Service Center along with a written notice of cancellation.

REFUNDS. We will produce a refund to you not later than seven days after we receive the document evidencing your interest and the written notice of cancellation at the Service Center. The refund will equal the dollars contributed to your accounts plus any earnings or less any losses attributable to the purchase payments allocated to the variable investment options. Any mortality and expense risk charges and administrative expense charges deducted during the period you held the contract will not be returned. No market value adjustment will be applied to any amounts you contributed to the Guaranteed Accumulation Account.

FEES

The following repeats and adds to information provided in the "Fee Table" section. Please review both this section and the Fee Table for information on fees.

FEES DEDUCTED FROM THE SUBACCOUNTS

MORTALITY AND EXPENSE RISK CHARGE

AMOUNT. The mortality and expense risk charge during the accumulation phase is the following percentage on an annual basis of your account value invested in the subaccounts.

ING VP Money Market Portfolio Subaccount                           0.10%
All Other ING Fund/Portfolio subaccounts                           0.75%
Non-ING subaccounts                                                0.85%

During the income phase, the mortality and expense risk charge is 1.25% on an annual basis of your account value invested in the subaccounts.

WHEN/HOW. We deduct this fee daily from the subaccounts corresponding to the funds you select. We do not deduct this fee from any fixed interest option. We deduct this fee during the accumulation phase and the income phase. See also "The Income Phase - Charges Deducted."

PURPOSE. The fee compensates us for the mortality and expense risks we assume under the contracts.

- The mortality risks are those risks associated with our promise to make lifetime payments based on annuity rates specified in the contracts and our funding of the death benefit and other payments we make to owners or beneficiaries of the accounts.
- The expense risk is the risk that the actual expenses we incur under the contracts will exceed the maximum costs that we can charge.

If the amount we deduct for this fee is not enough to cover our mortality costs and expenses under the contracts, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this fee.

ADMINISTRATIVE EXPENSE CHARGE

AMOUNT. 0.25% on an annual basis from your account value invested in the funds.

[SIDENOTE]

TYPES OF FEES
There are four types of fees your account may incur:
-    Fees Deducted from the Subaccounts
     -   Mortality and Expense Risk Charge
     -   Administrative Expense Charge
-    Fees Deducted by the Funds
     -   Investment Advisory Fees
     -   Other Expenses
     -   12b-1 Fees
-    Premium and Other Taxes
-    ING GET Fund Guarantee Charge

WHEN/HOW. We deduct this fee daily during the accumulation phase from your account value held in the subaccounts corresponding to the funds you select. We do not currently deduct this fee during the income phase, although we reserve the right to do so. If we are imposing this fee under the contract when you enter the income phase, the fee will apply to you during the entire income phase.

PURPOSE. This fee helps defray our administrative expenses that cannot be covered by the mortality and expense risk charge described above. The fee is intended to exceed the average expected cost of administering the contracts. We do not expect to make a profit from this fee.

FUND EXPENSES

AMOUNT. Each fund determines its own advisory fee, service fees or 12b-1 fees (if applicable) and other expenses. Service fees and 12b-1 fees are generally deducted from fund assets in order to pay for the servicing or distribution of fund shares. If a fund has such fees, some or all of such fees may be remitted to the Company as compensation for distribution or shareholder services performed by the Company with respect to the use of the funds as investment options under the contracts. The Fund Expense Table in this prospectus identifies which funds have service fees or 12b-1 fees. In addition to any service fees or 12b-1 fees that the Company may receive from a fund or its affiliate, the Company also receives additional compensation from certain funds or their affiliates for administrative, recordkeeping or other services provided by the Company to the fund or the fund affiliates. Such additional payments do not increase, directly or indirectly, the fund's fees and expenses. As of December 31, 2003, the amount of such additional payments ranged up to 0.425% annually for affiliated funds, and 0.25% annually for unaffiliated funds, of the average net assets held in a fund by the Company. For a list of fund fees, see "Fee Table." The fees are described in more detail in each fund prospectus.

WHEN/HOW. Fund fees are not deducted from your account. Fund advisory fees and expenses are reflected in the daily value of the fund shares, which will in turn affect the daily value of each subaccount.

PURPOSE. These amounts help to pay the funds' investment adviser and operating expenses.

PREMIUM AND OTHER TAXES

Currently, there is no premium tax on annuities under New York regulations. If the state does impose a premium tax, it would be deducted from the amount applied to an income phase payment option. We reserve the right to deduct a charge for state premium tax at any time from the purchase payments(s) or from the account value at any time, but no earlier than when we have a tax liability under state law.

In addition, the Company reserves the right to assess a charge for any federal taxes due against the separate account. See "Taxation."

ING GET FUND GUARANTEE CHARGE

Various series of ING GET Fund may be offered from time to time, and additional charges may apply if you elect to invest in one of these series. The ING GET Fund guarantee charge is deducted each business day during the guarantee period if you elect to invest in the ING GET Fund. The amount of the ING GET Fund guarantee charge is 0.25% and is deducted from amounts allocated to the ING GET Fund investment option. This charge compensates us for the cost of providing a guarantee of accumulation unit values of the ING GET Fund subaccount. See "Investment Options - ING GET U.S. Core Portfolio".

YOUR ACCOUNT VALUE

During the accumulation phase, your account value at any given time equals:

- Account dollars directed to the fixed interest options, including interest earnings to date; less
- Deductions, if any, from the fixed interest options (e.g., withdrawals, fees); plus
- The current dollar value of amounts held in the subaccounts, which takes into account investment performance and fees deducted from the subaccounts.

SUBACCOUNT ACCUMULATION UNITS. When a fund is selected as an investment option, your account dollars invest in "accumulation units" of the Variable Annuity Account C subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an "Accumulation Unit Value," as described below, for each unit.

ACCUMULATION UNIT VALUE (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The value of accumulation units vary daily in relation to the underlying fund's investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge, and the administrative expense charge. We discuss these deductions in more detail in "Fee Table" and "Fees."

VALUATION. We determine the AUV every business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). At that time, we calculate the current AUV by multiplying the AUV last calculated by the "net investment factor" of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

NET INVESTMENT FACTOR. The net investment factor for a subaccount between two consecutive valuations, equals the sum of 1.0000 plus the net investment rate.

NET INVESTMENT RATE. The net investment rate is computed according to a formula that is equivalent to the following:

- The net assets of the fund held by the subaccount as of the current valuation, minus;
- The net assets of the fund held by the subaccount at the preceding valuation, plus or minus;
- Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed);
- Divided by the total value of the subaccount units at the preceding valuation;
- Minus a daily deduction for the mortality and expense risk charge and the administrative expense charge and any other fees, such as guarantee charges for ING GET Fund, deducted from investments in the separate account. See "Fees."

The net investment rate may be either positive or negative.

HYPOTHETICAL ILLUSTRATION. As a hypothetical illustration, assume that an investor contributes $5,000 to his account and directs us to invest $3,000 in Fund A and $2,000 in Fund B. After receiving the contribution and following the next close of business of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time), the applicable AUV's are $10 for Subaccount A, and $25 for Subaccount B. Your account is credited with 300 accumulation units of Subaccount A and 80 accumulation units of Subaccount B.

STEP 1: You make an initial contribution of $5000.

STEP 2:
A. You direct us to invest $3,000 in Fund A. The purchase payment purchases 300 accumulation units of Subaccount A ($3,000 divided by the current $10 AUV).
B. You direct us to invest $2,000 in Fund B. The purchase payment purchases 80 accumulation units of Subaccount B ($2,000 divided by the current $25 AUV).

STEP 3: The separate account then purchases shares of the applicable funds at the current market value (net asset value or NAV).

[CHART]

               ---------------------------------------
                        $5,000 contribution
               ---------------------------------------
                             STEP 1 |
          -------------------------------------------------
               ING Life Insurance and Annuity Company
          -------------------------------------------------
                             STEP 2 |
          -------------------------------------------------
                     Variable Annuity Account C
          -------------------------------------------------
          Subaccount A        Subaccount B      Etc.
          300                 80
          accumulation        accumulation
          units               units
          ------------------- ----------------- -----------
                          STEP 3 |
               ---------------        ---------------
                   Fund A                 Fund B
               ---------------        ---------------

The fund's subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

PURCHASE PAYMENTS TO YOUR ACCOUNT. If all or a portion of initial payments are directed to the subaccounts, they will purchase subaccount accumulation units at the AUV next computed after our acceptance of the applicable application or enrollment forms. Any subsequent purchase payments or transfers directed to the subaccounts that we receive by the close of business of the New York Stock Exchange (Exchange) (normally at 4:00 p.m. Eastern Time) will purchase subaccount accumulation units at the AUV computed after the close of the Exchange on that day. The value of subaccounts may vary day to day.

WITHDRAWALS

MAKING A WITHDRAWAL. Subject to limitations on withdrawals from the Fixed Plus Account, you may withdraw all or a portion of your account value at any time during the accumulation phase except for a distribution due to a financial hardship as defined by the plan. Your plan administrator must certify that you are eligible, both as to the timing and form of distribution.

STEPS FOR MAKING A WITHDRAWAL. You must:

-    Select the withdrawal amount.

1) Full Withdrawal: You will receive, reduced by any required withholding tax, your account value allocated to the subaccounts, the Guaranteed Accumulation Account (plus or minus any applicable market value adjustment) plus the amount available for withdrawal from the Fixed Plus Account.

2) Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required withholding tax, the amount you specify, subject to the value available in your account. The amounts available from the Fixed Plus Account may be limited.

For a description of limitations on withdrawals from the Fixed Plus Account, see Appendix II.

- Select Investment Options. If this is not specified, we will withdraw dollars in the same proportion as the values you hold in the various investment options from each investment option in which you have an account value.
-    Properly complete a disbursement form and submit it to the Service Center.

CALCULATION OF YOUR WITHDRAWAL. We determine your account value every normal business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your account value either: (1) As of the next valuation after we receive a request for withdrawal in good order at the Service Center, or (2) On such later date as specified on the disbursement form.

DELIVERY OF PAYMENT. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, the payment will be sent not later than seven calendar days following our receipt of the disbursement form in good order at the Service Center.

[SIDENOTE]

TAXES, FEES AND DEDUCTIONS
Amounts withdrawn may be subject to one or more of the following:

-    Market Value Adjustment (see Appendix I)
-    Tax Penalty (see "Taxation")
-    Tax Withholding (see "Taxation")

To determine which may apply, refer to the appropriate sections of this prospectus, contact your ING representative or call the Service Center at the number listed in "Contract Overview-Questions."

REINVESTMENT PRIVILEGE. The contracts allow one-time use of a reinvestment privilege. Within 30 days after a full withdrawal, if allowed by law and the contract, you may elect to reinvest all or a portion of the proceeds. We must receive reinvested amounts within 60 days of the withdrawal. We will credit the account for the amount reinvested based upon the subaccount values next computed following our receipt of your request and the amount to be reinvested. We will reinvest in the same investment options and proportions in place at the time of withdrawal. If you withdraw amounts from a series of the ING GET Fund and then elect to reinvest them, we will reinvest them in a GET Fund series that is then accepting deposits, if one is available. If one is not available, we will reallocate your GET amounts among other investment options in which you invested, on a pro rata basis. Special rules apply to reinvestments of amounts withdrawn from the Guaranteed Accumulation Account (see Appendix I). Seek competent advice regarding the tax consequences associated with reinvestment.

SYSTEMATIC DISTRIBUTION OPTIONS

AVAILABILITY OF SYSTEMATIC DISTRIBUTION OPTIONS. These options may be exercised at any time during the accumulation phase of the contract. To exercise one of these options the account value must meet any minimum dollar amount and age criteria applicable to that option. In addition, for the employer account and certain employee accounts, except for a distribution due to a financial hardship as defined by the plan, the contract holder must provide written certification that the distribution is in accordance with the terms of the plan. To determine what systematic distribution options are available, check with the Company at the Service Center.

The systematic distribution options currently available under the contract include the following:

- SWO-SYSTEMATIC WITHDRAWAL OPTION. SWO is a series of automatic partial withdrawals from your account based on the payment method selected. It is designed for those who want a periodic income while retaining investment flexibility for amounts accumulated under the contract.
- LEO-LIFE EXPECTANCY OPTION. This option provides for annual payments for a number of years equal to your life expectancy or the expectancy of you and a designated beneficiary. It is designed to meet the substantially equal periodic payment exception to the 10% premature distribution penalty under Tax Code Section 72. (See "Taxation.")
- ECO-ESTATE CONSERVATION OPTION. ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Tax Code requires each year. Under ECO, we calculate the minimum distribution amount required by law at the later of age 70 1/2 or retirement, and pay you that amount once a year.
- OTHER SYSTEMATIC DISTRIBUTION OPTIONS. We may add additional systematic distribution options from time to time. You may obtain additional information relating to any of the systematic distribution options from your local representative or from the Company at the Service Center.

AVAILABILITY OF SYSTEMATIC DISTRIBUTION OPTIONS. The Company may discontinue the availability of one or all of the systematic distribution options at any time, and/or change the terms of future elections.

TERMINATING A SYSTEMATIC DISTRIBUTION OPTION. Once a systematic distribution option is elected, you may revoke it at any time by submitting a written request to the Service Center. Any revocation will apply only to the amount not yet paid. Once an option is revoked for an account, it may not be elected again, until the next calendar year, nor may any other systematic distribution option be elected unless the Tax Code permits it.

CHARGES AND TAXATION. When you elect a systematic distribution option, your account value remains in the accumulation phase and subject to the charges and deductions described in the "Fees" section. Taking a withdrawal through a systematic distribution option may have tax consequences. If you are concerned about tax implications consult a tax adviser before one of these options is elected.

[SIDENOTE]

FEATURES OF A SYSTEMATIC DISTRIBUTION OPTION
A systematic distribution option allows you to receive regular payments from your account, without moving into the income phase. By maintaining your account in the accumulation phase, certain rights and flexibility are retained and any accumulation phase fees may apply.

DEATH BENEFIT

The contract provides a death benefit in the event of your death, which is payable to the beneficiary you name for your account.

DURING THE ACCUMULATION PHASE

PAYMENT PROCESS

1. Following your death, your beneficiary must provide the Company with proof of death acceptable to us and a payment request in good order.

2.   The payment request should include selection of a benefit payment option.

3. Within seven days after we receive proof of death acceptable to us and payment request in good order at the Service Center, we will mail payment, unless otherwise requested.

Until one of the benefit payment options listed below is selected, account dollars will remain invested as at the time of your death, and no distribution will be made.

If you die during the accumulation phase of your account, the following payment options are available to your beneficiary, if allowed by the Tax Code:

-    Lump-sum payment;
- Payment in accordance with any of the available income phase payment options. See "The Income Phase-Payment Options"; or
- If the beneficiary is your spouse, payment in accordance with an available systematic distribution option. See "Systematic Distribution Options."

Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing account that is backed by our general account. This account can be accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time through the checkbook without penalty. Interest credited under this account may be less than under other settlement options.

The beneficiary may also leave the account value invested in the contract, subject to Tax Code limits on the length of time amounts may remain invested, and subject to market fluctuation.

THE VALUE OF THE DEATH BENEFIT. The death benefit will be based on your account value as calculated on the next valuation following the date on which we receive proof of death and a death claim in good order. Interest on amounts invested in the fixed interest options, if any, will be paid from the date of death at a rate no less than required by law. For amounts held in the Guaranteed Accumulation Account, any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your account value. If a negative aggregate market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. We describe the market value adjustment in Appendix I and in the Guaranteed Accumulation Account prospectus.

[SIDENOTE]

DURING THE INCOME PHASE
This section provides information about the accumulation phase. For death benefit information applicable to the income phase (see "The Income Phase").

The contracts provide a guaranteed death benefit which can be elected within the first six months after your death. A beneficiary who either elects an income phase payment option, takes a total distribution of the account, or if the spouse, registers the account in his or her name, may elect to receive the guaranteed death benefit provided he or she has notified the Company of such election within six months after the participants death. For those contracts, the guaranteed death benefit is the greater of:

(a) The sum of payments (minus any applicable premium tax) made to your account, adjusted for amounts withdrawn or applied to an income phase payment option from your account; or
(b) Your account value on the day that notice of death and request for payment or notice of election of the death benefit are received in good order at our Home Office, plus any positive aggregate market value adjustment that applies to amounts allocated to the GAA.

A beneficiary may not make this election after he or she has initiated income phase payments or taken a total account distribution.

The amount payable above to the beneficiary in (a) is initially equal to the first payment made to your account (minus any applicable premium tax). This amount is then adjusted upon each subsequent payment, partial withdrawal, or any amount applied to an income phase payment option. The adjustment for subsequent payments made will be dollar for dollar. For accounts established on or after February 1, 2004, the adjustment for amounts withdrawn or applied to an income phase payment option will be proportionate, reducing the sum of all payments made in the same proportion that the account value was reduced on the date of the partial withdrawal or application to an income phase payment option. For accounts established before February 1, 2004, the adjustment for amounts withdrawn or applied to an income phase payment option will be dollar for dollar.

If the amount of the death benefit in (a) is greater than the account value in
(b), the Company will deposit to the account the amount by which the death benefit exceeds the account value. The amount paid to the beneficiary will equal the account value on the date the payment request is processed. The amount paid to the beneficiary may be more or less than the amount of the death benefit determined in (a) when the notice of death was received.

TAX CODE REQUIREMENTS. The Tax Code requires distribution of death benefit proceeds within a certain period of time. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. See "Taxation" for additional information.

THE INCOME PHASE

During the income phase you stop contributing dollars to your account and start receiving payments from your accumulated account value.

INITIATING PAYMENTS. At least 30 days prior to the date you want to start receiving income phase payments, you must notify us in writing of the following:

-    Payment start date;
- Income phase payment option (see the income phase payment options table in this section);
-    Payment frequency (i.e., monthly, quarterly, semi-annually or annually);
- Choice of fixed, variable or a combination of both fixed and variable payments; and
- Selection of an assumed net investment rate (only if variable payments are elected).

The account will continue in the accumulation phase until you properly initiate income phase payments. Once an income phase payment option is selected, it may not be changed; however, certain options allow you to withdraw a lump sum.

WHAT AFFECTS PAYMENT AMOUNTS? Some of the factors that may affect the amount of your income phase payment include: your age, your account value, the income phase payment option selected, number of guaranteed payments (if any) selected, whether fixed, variable or a combination of both fixed and variable payments are selected, and, for variable payments, the assumed net investment rate selected.

FIXED PAYMENTS. Amounts funding fixed income phase payments will be held in the Company's general account. The amount of fixed payment amounts do not vary over time.

VARIABLE PAYMENTS. Amounts funding your variable income phase payments will be held in the subaccount(s) selected. The contracts may restrict the subaccounts available during the income phase. You may make up to twelve transfers per calendar year among available variable investment options. For variable income phase payments, an assumed net investment rate must be selected.

PAYMENTS FROM FIXED PLUS ACCOUNT VALUES. If a nonlifetime income phase payment option is selected, for amounts held in the Fixed Plus Account during the accumulation phase, income phase payments may only be made on a fixed basis.

ASSUMED NET INVESTMENT RATE. If you select variable income phase payments, you must also select an assumed net investment rate of either 5% or 3 1/2%. If you select a 5% rate, your first payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

[SIDENOTE]

We may have used the following terms in prior prospectuses:

ANNUITY PHASE-Income Phase

ANNUITY OPTION-Payment Option

ANNUITY PAYMENT-Income Phase Payment

ANNUITIZATION-Initiating Income Phase Payments

If you select a 3 1/2% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon the investment performance of the subaccounts selected. For more information about selecting an assumed net investment rate, request a copy of the Statement of Additional Information by calling the Company. See "Contract Overview-Questions."

MINIMUM PAYMENT AMOUNTS. The income phase payment option selected must result in one or both of the following:

-    A first income phase payment of at least $20; or
-    Total yearly income phase payments of at least $100.

If your account value is too low to meet these minimum payment amounts, you must elect a lump-sum payment.

CHARGES DEDUCTED. When you select an income payment phase option (one of the options listed in the tables on the following page), a mortality and expense risk charge, consisting of a daily deduction of 1.25% on an annual basis, will be deducted from amounts held in the subaccounts. This charge compensates us for mortality and expense risks we assume under variable income phase payout options and is applicable to all variable income phase payout options, including variable nonlifetime options under which we do not assume mortality risk. Although we expect to make a profit from this fee, we do not always do so. We may also deduct a daily administrative charge of 0.25% annually from amounts held in the subaccounts.

DEATH BENEFIT DURING THE INCOME PHASE. The death benefits that may be available to a beneficiary are outlined in the payment option table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us and the payment request in good order at our Home Office at the following address:

               ING
               Customer Service Settlements - 5906
               151 Farmington Avenue
               Hartford, CT  06101-8732

Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing account that is backed by our general account. This account can be accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time through the checkbook without penalty. Interest credited under this account may be less than under other settlement options.

TAXATION. To avoid certain tax penalties, you and any beneficiary must meet the distribution rules imposed by the Tax Code. See "Taxation."

INCOME PHASE PAYMENT OPTIONS
The following tables list the income phase payment options and accompanying death benefits which may be available under the contracts. Some contracts restrict the options and the terms available. Check with your contract holder for details. We may offer additional income phase payment options under the contract from time to time.

TERMS USED IN THE TABLES:

ANNUITANT: The person(s) on whose life expectancy the income phase payments are calculated.

BENEFICIARY: The person designated to receive the death benefit payable under the contract.

                               LIFETIME INCOME PHASE PAYMENT OPTIONS
--------------------------------------------------------------------------------
                      LENGTH OF PAYMENTS: For as long as the annuitant lives. It is possible that only one payment will be made should the
                      annuitant die prior to the second payment's due date.
Life Income
                      DEATH BENEFIT-NONE: All payments end upon the annuitant's
                      death.
-------------------------------------------------------------------------------
                      LENGTH OF PAYMENTS: For as long as the annuitant lives,
                      with payments guaranteed for a choice of 5-20 years or as
                      otherwise specified in the contract.
Life Income-
Guaranteed            DEATH BENEFIT-PAYMENT TO THE BENEFICIARY: If the annuitant
Payments*             dies before we have made all the guaranteed payments, we
                      will pay the beneficiary a lump sum (unless otherwise
                      requested) equal to the present value of the remaining
                      guaranteed payments.
-------------------------------------------------------------------------------
                      LENGTH OF PAYMENTS: For as long as either annuitant lives.
                      It is possible that only one payment will be made should
                      both annuitants die before the second payment's due date.

                      CONTINUING PAYMENTS:
Life Income- Two
Lives                 (a)  This option allows a choice of 100%, 66 2/3 % or
                      50% of the payment to continue to the surviving annuitant after the first death; or

                      (b) 100% of the payment to continue to the annuitant on the second annuitant's death, and 50% of the payment to continue to the second annuitant on the annuitant's death.

                      DEATH BENEFIT-NONE: Payments end after the deaths of both
                      annuitants.
-------------------------------------------------------------------------------
                      LENGTH OF PAYMENTS: For as long as either annuitant lives, with payments guaranteed for a minimum of 60 months, or as otherwise specified in the contract.
Life Income-
Two Lives-            CONTINUING PAYMENTS: 100% of the payment will continue to
Guaranteed            the surviving annuitant after the first death.
Payments*
                      DEATH BENEFIT-PAYMENT TO THE BENEFICIARY: If both
                      annuitants die before the guaranteed payments have all
                      been paid, we will pay the beneficiary a lump sum (unless
                      otherwise requested) equal to the present value of the
                      remaining guaranteed payments.
-------------------------------------------------------------------------------
                      LENGTH OF PAYMENTS: For as long as the annuitant lives.

Life Income-          DEATH BENEFIT-PAYMENT TO THE BENEFICIARY: Following the
Cash Refund           annuitant's death, we will pay a lump-sum payment equal to
Option-fixed          the amount originally applied to the payment option (less
payment only          any premium tax) and less the total amount of fixed income payments paid.
-------------------------------------------------------------------------------
                      LENGTH OF PAYMENTS: For as long as either annuitant lives.

                      CONTINUING PAYMENT: 100% of the payment to continue after
Life Income-Two       the first death.
Lives-Cash Refund
Option-fixed          DEATH BENEFIT-PAYMENT TO THE BENEFICIARY: When both
payment only          annuitants die, we will pay a lump-sum payment equal to
                      the amount applied to the income phase payment option
                      (less any premium tax) and less the total amount of fixed
                      income payments paid.
-------------------------------------------------------------------------------

                             NONLIFETIME INCOME PHASE PAYMENT OPTIONS
--------------------------------------------------------------------------------
                      LENGTH OF PAYMENTS: Payments generally may be fixed or
                      variable and may be made for 3-30 years. However, for
                      amounts held in the Fixed Plus Account during the
                      accumulation phase, the payment must be on a fixed basis
                      and must be for 6-30 years. In certain cases a lump-sum
                      payment may be requested at any time (see below).
Nonlifetime-
Guaranteed            DEATH BENEFIT-PAYMENT TO THE BENEFICIARY: If the annuitant
Payments*             dies before we make all the guaranteed payments, we will
                      continue to pay the beneficiary the remaining payments.
                      Unless prohibited by a prior election of the contract
                      holder, the beneficiary may elect to receive a lump-sum
                      payment equal to the present value of the remaining
                      guaranteed payments.


LUMP-SUM PAYMENT: If the "Nonlifetime-Guaranteed Payments" option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at the Service Center.

CALCULATION OF LUMP-SUM PAYMENTS. If a lump-sum payment is available to a beneficiary or to you in the options above, the rate we use to calculate the present value of the remaining guaranteed payments is the same rate we use to calculate the income phase payments (i.e., the actual fixed rate used for fixed payments, or the 3 1/2% or 5% assumed net investment rate for variable payments).

*Guaranteed period payments may not extend beyond the shorter of your life expectancy or until your age 95.

TAXATION

INTRODUCTION

This section discusses our understanding of current federal income tax laws affecting the contracts. You should keep the following in mind when reading it:

- Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;
- Tax laws change. It is possible that a change in the future could affect contracts issued in the past;
- This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions; and
- We do not make any guarantee about the tax treatment of the contract or transaction involving the contract.

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information contact the Internal Revenue Service (IRS).

THE CONTRACT

The contracts are designed to provide retirement benefits to participants under the SUNY Plan. Payments made under Tax Code sections 401(a), 414(h) and 403(b) are permitted under the contracts. SUNY and participants are responsible for determining that contributions, distributions and other transactions satisfy applicable laws. Legal counsel and a tax adviser should be consulted regarding the suitability of the contract. If the contract is purchased in conjunction with a retirement plan, the plan is not a part of the contract and we are not bound by the plan's terms or conditions.

WITHDRAWALS AND OTHER DISTRIBUTIONS

Certain tax rules apply to distributions from the contracts. A distribution is any amount taken from the contract including withdrawals, income phase payments, rollovers exchanges and death benefit proceeds. The tax rules vary according to plan type and the terms and conditions of the plan.

We report the taxable portion of all distributions to the IRS.

TAXATION OF DISTRIBUTIONS

All distributions from a 401(a) or a 403(b) plan are taxed as received unless:

- The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account (IRA) in accordance with the Tax Code; or

- You made after-tax contributions to the plan. In this case, depending upon the type of distribution, a portion of the distribution may be excluded from gross income according to the rules detailed in the Tax Code.

[SIDENOTE]

IN THIS SECTION

-    Introduction
-    The Contract
-    Withdrawals and Other Distributions
     -   Taxation of Distributions
     -   10% Penalty Tax
     -   Withholding for Federal Income Tax Liability
-    Required Minimum Distributions
-    Assignment or Transfer of Contracts
-    Exclusion from Gross Income
-    Rules Specific to Certain Plans
-    Restrictions on Distributions
-    Taxation of Gains Prior to Distribution
-    Taxation of the Company

When consulting a tax adviser, be certain that he or she has expertise in the Tax Code sections applicable to your tax concerns.

In general, payments received by your designated beneficiaries after your death are taxed in the same manner as if you had received those payments.

10% PENALTY TAX

Under certain circumstances, the Tax Code may impose a 10% penalty tax on the taxable portion of any distribution from a contract used with a 401(a) or 403(b) plan.

The 10% penalty tax applies to the taxable portion of a distribution unless one or more of the following have occurred:

(a) You have attained age 59 1/2;
(b) You have become disabled, as defined in the Tax Code;
(c) You have died;
(d) You have separated from service with the plan sponsor at or after age 55;
(e) The distribution is rolled over into another eligible plan or to an IRA in accordance with the Tax Code;
(f) The distribution is made in substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary and you have had a separation from service with the plan sponsor; or
(g) The distribution is made due to an IRS levy upon your account.

In addition, the penalty tax does not apply for the amount of a distribution equal to unreimbursed medical expenses incurred by you that qualify for deduction as specified in the Tax Code.

WITHHOLDING FOR FEDERAL INCOME TAX LIABILITY

Any taxable distributions under the contracts are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient's tax status. Generally, distributions from these plans are subject to a mandatory 20% federal income tax withholding. However, you or a designated beneficiary may elect not to have tax withheld from certain distributions.

If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code section 1441 based on the individual's citizenship, the country of domicile and treaty status.

REQUIRED MINIMUM DISTRIBUTIONS

To avoid certain tax penalties, you and any designated beneficiary must meet the required minimum distributions imposed by the Tax Code. These rules may dictate one or more of the following:

-    Start date for distributions;
- The time period in which all amounts in your account(s) must be distributed; or
-    Distribution amounts.

START DATE. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later, unless under 403(b) plans, if the Company maintains separate records of amounts held as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. However, if you take any distributions in excess of the minimum required amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

TIME PERIOD. We must pay out distributions from the contracts over one of the following time periods:

-    Over your life or the joint lives of you and your designated beneficiary;
     or
- Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

50% EXCISE TAX. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

MINIMUM DISTRIBUTION OF DEATH BENEFIT PROCEEDS. Different distribution requirements apply if your death occurs:

-    After you begin receiving minimum distributions under the contract; or
-    Before you begin receiving such distributions.

If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Tax Code section 401(a)(9) provides specific rules for calculating the minimum required distributions at your death.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example: If you die September 1, 2004, your entire balance must be distributed to the designated beneficiary by December 31, 2009. However, if the distribution begins by December 31 of the calendar year following the calendar year of your death, then payments may be made in either of the following time-frames:

-    Over the life of the designated beneficiary; or
- Over a period not extending beyond the life expectancy of the designated beneficiary.

START DATES FOR SPOUSAL DESIGNATED BENEFICIARIES. If the designated beneficiary is your spouse, the distribution must begin on or before the later of the following:

-    December 31 of the calendar year following the calendar year of your death;
     or
-    December 31 of the calendar year in which you would have attained age
     70 1/2.

ASSIGNMENT OR TRANSFER OF CONTRACTS

Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than a plan participant as a means to provide benefit payments or an alternate payee under a qualified domestic relations order in accordance with Tax Code section 414(p).

EXCLUSION FROM GROSS INCOME

In order to be excludable from gross income for federal income tax purposes, total annual contributions made by you and your employer cannot exceed, generally, the lesser of 100% of your compensation or $41,000. Compensation means your compensation from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under Tax Code section 402(g) and any amounts not includible in gross income under Tax Code sections 125 or 457.

RULES SPECIFIC TO CERTAIN PLANS

401(a) PLANS. Tax Code section 401(a) permits certain employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish various types of retirement plans for themselves and for their employees. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans.

414(h) PLANS. Under Tax Code section 414(h), where a governmental employer "picks up" plan contributions otherwise designated as employee contributions, the contributions are treated as employer contributions. The 414(h) contributions are excluded from the employee's taxable income and are not subject to federal income tax withholding.

RESTRICTIONS ON DISTRIBUTIONS

The SUNY Plan permitted only employee after-tax and employer contributions to the 403(b) plan. The Tax Code imposes no restrictions on distribution of employee after-tax contributions or employer contributions.

TAXATION OF GAINS PRIOR TO DISTRIBUTION

You will generally not pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn. Tax-qualified retirement arrangements under Tax Code sections 401(a), 414(h) and 403(b) also generally defer payment of taxes on earnings until they are withdrawn. (See "Taxation of Distributions" earlier in this "Taxation" section for a discussion of how distributions under the various types of plans are taxed.) When an annuity contract is used to fund one of these tax-qualified retirement arrangements, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your financial representative.

Additionally, although earnings under the contract are generally not taxed until withdrawn, the IRS has stated in published rulings that a variable contract owner, including participants under Code section 403(b) plans, will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner's gross income.

The Treasury announced that it will issue guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account. It is possible that the Treasury's position, when announced, may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract owner from being considered the federal tax owner of a pro rata share of the assets of the separate account.

TAXATION OF THE COMPANY

We are taxed as a life insurance company under the Tax Code. Variable Annuity Separate Account C is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company", but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

OTHER TOPICS

THE COMPANY

ING Life Insurance and Annuity Company (the Company, we, us, our) issues the contracts described in this prospectus and is responsible for providing each contract's insurance and annuity benefits.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly-owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. Through a merger, our operations include the business of Aetna Variable Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). Prior to May 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company.

We are engaged in the business of issuing life insurance and annuities.

Our principal executive offices are located at:

          151 Farmington Avenue
          Hartford, Connecticut 06156

VARIABLE ANNUITY ACCOUNT C

We established Variable Annuity Account C (the "separate account") under Connecticut Law in 1976 as a continuation of the separate account established in 1974 under Arkansas law of Aetna Variable Annuity Life Insurance Company. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the "40 Act"). It also meets the definition of "separate account" under the federal securities laws.

The separate account is divided into "subaccounts." These subaccounts invest directly in shares of a pre-assigned fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contracts are obligations of the Company.

PERFORMANCE REPORTING

We may advertise different types of historical performance for the subaccounts including:

-    Standardized average annual total returns; and
-    Non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent month end, one, five and 10-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account or from the date the fund was first available under the separate account. As an alternative to providing the most recent month-end performance, we may provide a phone number, website or both where these returns may be obtained. Standardized average annual total returns reflect the deduction of all recurring charges during each period (e.g., mortality and expense risk charges, administrative expense charges and ING GET Fund guarantee charges, if any).

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS. We calculate non-standardized average annual total returns in a similar manner as that stated above, except that we may also include performance from the Fund's inception date, if that date is earlier than the one we use for standardized returns.

VOTING RIGHTS

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. Under the contracts described in this prospectus, you have a fully vested interest in the value of your account. Therefore, under the plan you generally have the right to instruct the contract holder how to direct us to vote shares attributable to your account. Currently, we obtain participant voting instructions directly from participants, subject to receipt of authorization from the contract holder to accept such instructions. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes (including fractional votes) any person is entitled to direct will be determined as of the record date set by any fund in which that person invests through the subaccounts.

- During the accumulation phase, the number of votes is equal to the portion of the account value invested in the fund, divided by the net asset value of one share of that fund.
- During the income phase, the number of votes is equal to the portion of reserves set aside for the contract's share of the fund, divided by the net asset value of one share of that fund.

CONTRACT DISTRIBUTION

The Company's subsidiary, ING Financial Advisers, LLC, serves as the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the National Association of Securities Dealers, Inc. (NASD) and the Securities Investor Protection Corporation. ING Financial Advisers, LLC's principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

The contracts are offered to the public by individuals who are registered representatives of ING Financial Advisers, LLC or other broker-dealers which have entered into a selling arrangement with ING Financial Advisers, LLC. We refer to ING Financial Advisers, LLC and the other broker-dealers selling the contracts as "distributors."

All registered representatives selling the contracts must also be licensed as insurance agents for the Company.

Broker-dealers which have or may enter into selling agreements with ING Financial Advisers, LLC include the following broker-dealers which are affiliated with the Company:

Baring Investment Services, Inc.
Compulife Investor Services, Inc.
Directed Services, Inc.
Financial Network Investment Corporation
Granite Investment Services, Inc.
Guaranty Brokerage Services, Inc.
ING America Equities, Inc.
ING Barings Corp.
ING Direct Funds Limited
ING DIRECT Securities, Inc.
ING Financial Advisers, LLC
ING Financial Partners, Inc.
ING Funds Distributor, LLC
ING Furman Selz Financial Service LLC
ING TT&S (U.S.) Securities, Inc.
Multi-Financial Securities Corporation
PrimeVest Financial Services, Inc.
Systematized Benefits Administrators, Inc.

COMMISSION PAYMENTS. Persons who offer and sell the contracts may be paid a commission. The maximum percentage amount that may be paid with respect to a given purchase payment is the first-year percentage which ranges from 1% to a maximum of 5% of the first year of payments to an account. Renewal commissions on payments made after the first year and asset-based service fees may also be paid. The average of all commissions and asset-based service fees paid is estimated to equal approximately 4% of the total payments made over the life of an average contract. Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. Any such compensation will be paid in accordance with NASD rules. The total compensation package for sales, supervisory and management personnel of affiliated or related broker-dealers may be positively impacted if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time.

We may pay wholesaling fees to certain distributors that may be calculated as a percentage of the commissions paid to distributors or of purchase payments received under the contracts. Sales management personnel may also receive compensation that may be calculated as a percentage of the commissions paid to distributors or of purchase payments received under the contracts. Distributors may also be reimbursed for certain expenses.

The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials.

THIRD PARTY COMPENSATION ARRANGEMENTS. Occasionally:

- Commissions and fees may be paid to distributors affiliated or associated with the contract holder, you and/or other contract participants; and/or
- The Company may enter into agreements with entities associated with the contract holder, you and/or other participants. Through such agreements, we may pay the entities for certain services in connection with administering the contract.

In both these circumstances there may be an understanding that the distributor or entities would endorse us as a provider of the contract. You will be notified if you are purchasing a contract that is subject to these arrangements.

TRANSFER OF OWNERSHIP; ASSIGNMENT

No assignment of a contract will be binding on us unless made in writing and sent to us at the Service Center. We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee of record.

CONTRACT MODIFICATION

We may change the contract as required by federal or state law. In addition, we may, upon 30 days' written notice to the contract holder, make other changes to group contracts that would apply only to individuals who become participants under that contract after the effective date of such changes. If the group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

LEGAL MATTERS AND PROCEEDINGS

We are not aware of any pending legal proceedings which involve the separate account as a party.

We are, or may be in the future, a defendant in various legal proceedings in connection with the normal conduct of our insurance operations. Some of these cases may seek class action status and may include a demand for punitive damages as well as for compensatory damages. In the opinion of management, the ultimate resolution of any existing legal proceeding is not likely to have a material adverse effect on our ability to meet our obligations under the contract.

ING Financial Advisers, LLC, the principal underwriter and distributor of the contract (the "distributor"), is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Suits against the distributor sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. In a number of pending cases, claims have been made that a former registered representative of the distributor converted client funds to the representatives' personal use. ING Financial Advisers, LLC is not involved in any legal proceeding which, in the opinion of management, is likely to have material adverse effect on its ability to distribute the contract.

PAYMENT DELAY OR SUSPENSION

We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances: (a) on any valuation date when the New York Stock Exchange is closed (except customary weekend and holidays) when trading on the Exchange is restricted; (b) when an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable fairly to determine the value of the subaccount's assets; (c) during any other periods the SEC may by order permit for the protection of investors. The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

INTENT TO CONFIRM QUARTERLY

We will provide confirmation of scheduled transactions quarterly rather than immediately to the participant.

TRADING-INDUSTRY DEVELOPMENTS

As with many financial services companies, the Company and affiliates of the Company have received requests for information from various governmental and self-regulatory agencies in connection with investigations related to trading in investment company shares. In each case, full cooperation and responses are being provided. The Company is also reviewing its policies and procedures in this area.

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. A list of the contents of the SAI is set forth below:

General Information and History
Variable Annuity Account C
Offering and Purchase of Contracts
Income Phase Payments
Sales Material and Advertising
Independent Auditors
Financial Statements of the Separate Account
Financial Statements of ING Life Insurance and Annuity Company and Subsidiaries

You may request an SAI by calling the Service Center at the number listed in "Contract Overview-Questions."

                                   APPENDIX I
                         GUARANTEED ACCUMULATION ACCOUNT

The Guaranteed Accumulation Account (GAA) is a fixed interest option that may be available during the accumulation phase under the contracts. This appendix is only a summary of certain facts about GAA. Please read the GAA prospectus before investing in this option.

GENERAL DISCLOSURE. Amounts that you invest in GAA will earn a guaranteed interest rate if amounts are left in GAA for the specified period of time. If you withdraw or transfer those amounts before the specified period of time has elapsed, we may apply a "market value adjustment," which may be positive or negative.

When you decide to invest money in GAA, you will want to contact your representative or the Company to learn:

- The interest rate we will apply to the amounts that you invest in GAA. We change this rate periodically, so be certain you know what rate we guarantee on the day your account dollars are invested into GAA.

- The period of time your account dollars need to remain in GAA in order to earn that rate. You are required to leave your account dollars in GAA for a specified period of time (guaranteed term), in order to earn the guaranteed interest rate.

DEPOSIT PERIODS. A deposit period is the time during which we offer a specific interest rate if you deposit dollars for a certain guaranteed term. For a particular interest rate and guaranteed term to apply to your account dollars, you must invest them during the deposit period during which that rate and term are offered.

INTEREST RATES. We guarantee different interest rates, depending upon when account dollars are invested in GAA. The interest rate we guarantee is an annual effective yield; that means that the rate reflects a full year's interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. The guaranteed interest rate will never be less than the rate stated in the contract.

FEES AND OTHER DEDUCTIONS. If all or a portion of your account value in GAA is withdrawn, you may incur the following:

- Market Value Adjustment (MVA)-as described in this appendix and in the GAA prospectus; or
-    Tax Penalties and/or Tax withholding-see "Taxation."

We do not make deductions from amounts in GAA to cover mortality and expense risks. Rather, we consider these risks when determining the credited rate.

MARKET VALUE ADJUSTMENT (MVA). If you withdraw or transfer your account value from GAA before the guaranteed term is completed, an MVA may apply. The MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. The MVA may be positive or negative.

- If interest rates at the time of withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into GAA.
- If interest rates at the time of withdrawal have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

GUARANTEED TERMS. The guaranteed term is the period of time account dollars must be left in GAA in order to earn the guaranteed interest rate specified for that guaranteed term. We offer different guaranteed terms at different times. Check with your representative or the Company to learn the details about the guaranteed term(s) currently being offered.

In general, we offer the following guaranteed terms:

-    Short-term-three years or fewer; and
-    Long-term-ten years or less, but greater than three years.

At the end of a guaranteed term, you may:

-    Transfer dollars to a new guaranteed term;
-    Transfer dollars to other available investment options; or
-    Withdraw dollars.

Deductions may apply to withdrawals. See "Fees and Other Deductions" in this section.

TRANSFER OF ACCOUNT DOLLARS. Generally, account dollars invested in GAA may be transferred among guaranteed terms offered through GAA, and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in GAA or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term.

INCOME PHASE. GAA can not be used as an investment option during the income phase. However, you may notify us at least 30 days in advance to elect a variable payment option and to transfer your GAA account dollars to any of the subaccounts available during the income phase.

REINVESTING AMOUNTS WITHDRAWN FROM GAA. If amounts are withdrawn from GAA and then reinvested in GAA, we will apply the reinvested amount to the current deposit period. This means that the guaranteed annual interest rate, and guaranteed terms available on the date of reinvestment will apply. Amounts will be reinvested proportionately in the same way as they were allocated before withdrawal. Your account value will not be credited for any negative MVA that was deducted at the time of withdrawal.

                                   APPENDIX II
                               FIXED PLUS ACCOUNT

The Fixed Plus Account is an investment option available under the contracts. Amounts allocated to the Fixed Plus Account are held in the Company's general account which supports insurance and annuity obligations.


     Additional information about this option may be found in the contract.


GENERAL DISCLOSURE. Interests in the Fixed Plus Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus about the Fixed Plus Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Plus Account has not been reviewed by the SEC.

INTEREST RATES. The Fixed Plus Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Among other factors, the safety of the interest rate guarantees depends upon the claims-paying ability of the Company. We credit amounts held in the Fixed Plus Account with a rate 0.25% higher than the then-declared rate beginning in the tenth year after your account was established. Amounts applied to the Fixed Plus Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Plus Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield. We do not make deductions from amounts in the Fixed Plus Account to cover mortality and expense risks. We consider these risks in determining the credited rate.

Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

PARTIAL WITHDRAWAL. Partial withdrawals are limited to 20% of the amount held in the Fixed Plus Account on the day we receive a request in good order at the Service Center. The 20% limit is reduced by any Fixed Plus withdrawals, transfers or income phase payments made in the last 12 months. In calculating the 20% limit, we reserve the right to include payments made through a Systematic Distribution Option.

FULL WITHDRAWAL. If the contract holder or you, if allowed by the plan, request a full withdrawal of your account value, we will pay any amounts held in the Fixed Plus Account, with interest, in five annual payments equal to:

- One-fifth of the Fixed Plus Account value on the day we receive the request, reduced by any Fixed Plus Account withdrawals, transfers or income phase payments made during the past 12 months;
-    One-fourth of the remaining Fixed Plus Account value 12 months later;
-    One-third of the remaining Fixed Plus Account value 12 months later;
-    One-half of the remaining Fixed Plus Account value 12 months later; and
-    The balance of the Fixed Plus Account value 12 months later.

A full withdrawal may be canceled at any time before the end of the five-payment period.

Once we receive a request for full withdrawal, no further withdrawals or transfers will be permitted from Fixed Plus Account.

We will waive the above full withdrawal five-payment period if full withdrawal is made due to any of the following:

-    Your death before income phase payments have begun;
- Election of any income phase payment option with fixed payments or a lifetime payment option with variable payments;
- Your account value in the Fixed Plus Account value is $3,500 or less and the amount withdrawn is to be transferred to another investment program under the SUNY Plan provided no withdrawals, transfers or income phase payments have been made from your account within the past 12 months; or
-    When the account value is $4,000 or less and paid to you in a lump sum.

ALTERNATIVE PAYMENT OF FIXED PLUS ACCOUNT VALUES. As an alternative to the payment of Fixed Plus Account values in five annual payments, the contract holder may instead elect an alternative method of payment.

Under the alternative method of payment, within 60 days of the proposed withdrawal date, the contract holder must notify the Company that it intends to surrender the entire contract. Within 30 days after receiving that notice, the Company will tell the contract holder the specific period and interest rate that would apply to a complete surrender of the contract in level, annual payments for a period of up to ten years. Under that payment method, the Company may reduce the interest rate credited to the Fixed Plus Account up to 1.5% from the interest rate being credited upon the date of withdrawal, and the interest rate would remain constant throughout the payment period.

When the contract holder receives the specific information from the Company about the alternative method of payment, the contract holder must irrevocably elect in writing to use either the alternative method of payment, or the payment of Fixed Plus Account values in five annual payments.

TRANSFERS. Transfers are limited to 20% of the amount held in the Fixed Plus Account on the day a request in good order is received at our Service Center. The 20% limit is reduced by any Fixed Plus Account withdrawals, transfers or income phase payments made in the past 12 months. We reserve the right to include payments made through a Systematic Distribution Option in calculating the 20% limit. The 20% limit will be waived if your account value in Fixed Plus Account is $1,000 or less.

If you transfer 20% of your account value held in the Fixed Plus Account in each of four consecutive 12-month periods, you may transfer the remaining balance in the succeeding 12-month period provided you do not allocate any amount to or transfer any other amount from the Fixed Plus Account during the five-year period. The 20% amount available to transfer under this provision will be reduced by any amount transferred or applied to income phase payment options within the 12-month period preceding the first 20% transfer. Also, we may reduce it for payments we made from your Fixed Plus Account value under any Systematic Distribution Option.

INCOME PHASE. Amounts accumulating under the Fixed Plus Account can be transferred to the subaccounts to fund variable lifetime income phase payment options during the income phase. However, Fixed Plus Account values may not be used to fund nonlifetime income options with variable payments.

                                  APPENDIX III

                              PROJECTED SCHEDULE OF
                      ING GET U.S. CORE PORTFOLIO OFFERINGS


                                               OFFERING DATES           GUARANTEE DATES
ING GET U.S. CORE PORTFOLIO-- SERIES 6      09/10/04 - 12/09/04       12/10/04 - 12/09/11

ING GET U.S. CORE PORTFOLIO-- SERIES 7      12/10/04 - 03/08/05       03/09/05 - 03/08/12

ING GET U.S. CORE PORTFOLIO-- SERIES 8      03/09/05 - 06/07/05       06/08/05 - 06/07/12

                                   APPENDIX IV
                                FUND DESCRIPTIONS

THE INVESTMENT RESULTS OF THE MUTUAL FUNDS (FUNDS) ARE LIKELY TO DIFFER SIGNIFICANTLY AND THERE IS NO ASSURANCE THAT ANY OF THE FUNDS WILL ACHIEVE THEIR RESPECTIVE INVESTMENT OBJECTIVES. YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES, AND EXPENSES OF THE FUNDS CAREFULLY BEFORE INVESTING. PLEASE REFER TO THE FUND PROSPECTUSES FOR ADDITIONAL INFORMATION. SHARES OF THE FUNDS WILL RISE AND FALL IN VALUE AND YOU COULD LOSE MONEY BY INVESTING IN THE FUNDS. SHARES OF THE FUNDS ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED, ENDORSED OR INSURED BY ANY FINANCIAL INSTITUTION, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. EXCEPT AS NOTED, ALL FUNDS ARE DIVERSIFIED, AS DEFINED UNDER THE INVESTMENT COMPANY ACT OF 1940. FUND PROSPECTUSES MAY BE OBTAINED FREE OF CHARGE FROM OUR HOME OFFICE AT THE ADDRESS AND TELEPHONE NUMBER LISTED IN "CONTRACT OVERVIEW - QUESTIONS," BY ACCESSING THE SEC'S WEB SITE OR BY CONTACTING THE SEC PUBLIC REFERENCE ROOM.

CERTAIN FUNDS OFFERED UNDER THE CONTRACTS HAVE INVESTMENT OBJECTIVES AND POLICIES SIMILAR TO OTHER FUNDS MANAGED BY THE FUND'S INVESTMENT ADVISER. THE INVESTMENT RESULTS OF A FUND MAY BE HIGHER OR LOWER THAN THOSE OF OTHER FUNDS MANAGED BY THE SAME ADVISER. THERE IS NO ASSURANCE AND NO REPRESENTATION IS MADE THAT THE INVESTMENT RESULTS OF ANY FUND WILL BE COMPARABLE TO THOSE OF ANOTHER FUND MANAGED BY THE SAME INVESTMENT ADVISER.


                                           INVESTMENT ADVISER/        INVESTMENT OBJECTIVE(S)/SUMMARY OF
FUND NAME                                  SUBADVISER                 PRINCIPAL INVESTMENT STRATEGIES
----------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC. -            Calvert Asset Management   Seeks to achieve a competitive total return
CALVERT SOCIAL BALANCED PORTFOLIO          Company, Inc.              through an actively managed NONDIVERSIFIED
                                                                      portfolio of stocks, bonds and money market
                                           Subadviser: Brown Capital  instruments which offer income and capital
                                           Management, Inc. and SsgA  growth opportunity and which satisfy the
                                           Funds Management, Inc.     investment and social criteria for the
                                                                      Portfolio. Typically invests about 60% of its
                                                                      assets in stocks and 40% in bonds or other
                                                                      fixed-income investments. Stock investments are
                                                                      primarily common stock in large-cap companies,
                                                                      while the fixed-income investments are primarily
                                                                      a wide variety of investment grade bonds.

FIDELITY(R) VARIABLE INSURANCE             Fidelity Management &      Seeks to obtain high total return with reduced
PRODUCTS - FIDELITY(R) VIP ASSET           Research Company           risk over the long term by allocating its assets
MANAGER(SM) PORTFOLIO                                                 among stocks, bonds and short-term instruments.
(INITIAL CLASS)                            Subadvisers: Fidelity      Assets are allocated among stocks, bonds, and
                                           Management & Research      short-term and money market instruments,
                                           (U.K.) Inc.; Fidelity      maintaining a neutral mix over time of 50% of
                                           Management & Research (Far assets in stocks, 40% of assets in bonds, and
                                           East) Inc.; Fidelity       10% of assets in short-term and money market
                                           Investments Japan Limited; instruments.
                                           Fidelity Investments Money
                                           Management, Inc.; FMR Co.,
                                           Inc.

                                           INVESTMENT ADVISER/        INVESTMENT OBJECTIVE(S)/SUMMARY OF
FUND NAME                                  SUBADVISER                 PRINCIPAL INVESTMENT STRATEGIES
----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE             Fidelity Management &      Seeks long-term capital appreciation. Normally
PRODUCTS - FIDELITY(R) VIP                 Research Company           invests primarily in common stocks of companies
CONTRAFUND(R) PORTFOLIO                                               whose value the Portfolio's investment adviser
(INITIAL CLASS)                            Subadvisers: Fidelity      believes is not fully recognized by the public.
                                           Management & Research
                                           (U.K.) Inc.; Fidelity
                                           Management & Research (Far
                                           East) Inc.; Fidelity
                                           Investments Japan Limited;
                                           FMR Co., Inc.

FIDELITY(R) VARIABLE INSURANCE             Fidelity Management &      Seeks reasonable income. Also considers the
PRODUCTS - FIDELITY(R) VIP EQUITY-         Research Company           potential for capital appreciation. Seeks to
INCOME PORTFOLIO                                                      achieve a yield which exceeds the composite
(INITIAL CLASS)                            Subadviser: FMR Co., Inc.  yield on the securities comprising the Standard
                                                                      & Poor's 500SM Index. Normally invests at least
                                                                      80% of total assets in income-producing equity
                                                                      securities (which tends to lead to investments
                                                                      in large cap "value" stocks).

FIDELITY(R) VARIABLE INSURANCE             Fidelity Management &      Seeks a high level of current income while also
PRODUCTS - FIDELITY(R) VIP HIGH            Research Company           considering growth of capital. Normally invests
INCOME PORTFOLIO                                                      primarily in income-producing debt securities,
(INITIAL CLASS)                            Subadvisers: Fidelity      preferred stocks and convertible securities,
                                           Management & Research      with an emphasis on lower-quality debt
                                           (U.K.) Inc.; Fidelity      securities.
                                           Management & Research (Far
                                           East) Inc.; Fidelity
                                           Investments Japan Limited;
                                           FMR Co., Inc.

FIDELITY(R) VARIABLE INSURANCE             Fidelity Management &      Seeks investment results that correspond to the
PRODUCTS - FIDELITY(R) VIP INDEX 500       Research Company           total return of common stocks publicly traded in
PORTFOLIO                                                             the United States, as represented by the
(INITIAL CLASS)                            Subadviser: Geode Capital  Standard & Poor's 500 Index(SM) (S&P 500(R)).
                                           Management, LLC (Geode)    Normally invests at least 80% of assets in
                                                                      common stocks included in the S&P 500(R).

FRANKLIN TEMPLETON VARIABLE                Franklin Advisory          A NONDIVERSIFIED fund that seeks long-term total
INSURANCE PRODUCTS TRUST -                 Services, LLC              return. Normally invest at least 80% of net
FRANKLIN SMALL CAP VALUE                                              assets in investments of small capitalization
SECURITIES FUND                                                       companies that have market capitalization values
(CLASS 2 SHARES)                                                      not exceeding $2.5 billion, at the time of
                                                                      purchase. Invests in small companies that the
                                                                      fund's manager believes are undervalued.

                                           INVESTMENT ADVISER/        INVESTMENT OBJECTIVE(S)/SUMMARY OF
FUND NAME                                  SUBADVISER                 PRINCIPAL INVESTMENT STRATEGIES
----------------------------------------------------------------------------------------------------------------------
ING VARIABLE INSURANCE TRUST -             ING Investments, LLC       Seeks to achieve maximum total return and
  ING GET U.S. CORE PORTFOLIO                                         minimal exposure of the Series' assets to a
                                           Subadviser: Aeltus         market value loss by participating, to the
                                           Investment Management,     extent possible, in favorable equity market
                                           Inc.                       performance during the guarantee period. The
                                                                      Series will not implement an "investment
                                                                      strategy" in any conventional sense. Rather, the
                                                                      Series' asset allocation strategy seeks to
                                                                      optimize the exposure of the Series to the
                                                                      Equity Component while protecting Series'
                                                                      assets. Assets allocated to the Equity Component
                                                                      may be reduced or eliminated in order to
                                                                      conserve assets at a level equal to or above the
                                                                      present value of the Guarantee.

ING PARTNERS, INC. - ING                   ING Life Insurance and     Seeks long-term growth of capital. Invests
JPMORGAN FLEMING INTERNATIONAL             Annuity Company            primarily (at least 65% of total assets) in the
PORTFOLIO                                                             equity securities of foreign companies that the
(INITIAL CLASS)                            Subadviser: J.P. Morgan    subadviser believes have high growth potential.
                                           Fleming Asset Management   Will normally invest in a number of issuers in
                                           (London) Ltd.              several countries other than the U.S. and will
                                                                      invest in securities in both developed and
                                                                      developing markets.

ING PARTNERS, INC. - ING MFS               ING Life Insurance and     Seeks capital appreciation. Invests primarily
CAPITAL OPPORTUNITIES PORTFOLIO            Annuity Company            (at least 65% of net assets) in common stocks
(INITIAL CLASS)                                                       and related securities, such as preferred
                                           Subadviser: Massachusetts  stocks, convertible securities and depositary
                                           Financial Services Company receipts.

ING PARTNERS, INC. - ING PIMCO             ING Life Insurance and     Seeks maximum total return, consistent with
TOTAL RETURN PORTFOLIO                     Annuity Company            capital preservation and prudent investment
(SERVICE CLASS)                                                       management. Invests under normal circumstances
                                           Subadviser: Pacific        at least 65% of net assets plus borrowings for
                                           Investment Management      investment purposes in a diversified portfolio
                                           Company LLC                of fixed income instruments of varying
                                                                      maturities. Invests primarily in investment
                                                                      grade debt securities, but may invest up to 10%
                                                                      of its assets in high yield securities ("junk
                                                                      bonds") rated B or higher by Moody's or S&P, or,
                                                                      if unrated, determined by the subadviser to be
                                                                      of comparable quality.

ING PARTNERS, INC. - ING SALOMON           ING Life Insurance and     Seeks long-term growth of capital. Invests
BROTHERS AGGRESSIVE GROWTH                 Annuity Company            primarily (at least 80% of net assets under
PORTFOLIO                                                             normal circumstances) in common stocks and
(INITIAL CLASS)                            Subadviser: Salomon        related securities, such as preferred stock,
                                           Brothers Asset Management  convertible securities and depositary receipts,
                                           Inc                        of emerging growth companies.

                                           INVESTMENT ADVISER/        INVESTMENT OBJECTIVE(S)/SUMMARY OF
FUND NAME                                  SUBADVISER                 PRINCIPAL INVESTMENT STRATEGIES
----------------------------------------------------------------------------------------------------------------------
ING PARTNERS, INC. - ING T. ROWE           ING Life Insurance and     Seeks long-term capital growth, and secondarily,
PRICE GROWTH EQUITY PORTFOLIO              Annuity Company            increasing dividend income. Invests primarily
(INITIAL CLASS)                                                       (at least 80% of net assets under normal
                                           Subadviser: T. Rowe Price  circumstances) in common stocks. Concentrates
                                           Associates, Inc.           its investments in growth companies. Investments
                                                                      in foreign securities are limited to 30% of
                                                                      total assets.

ING PARTNERS, INC. - ING UBS U.S.          ING Life Insurance and     Seeks long-term growth of capital and future
LARGE CAP EQUITY PORTFOLIO                 Annuity Company            income. Under normal circumstances, invests at
(FORMERLY ING MFS RESEARCH                                            least 80% of net assets (plus borrowings for
EQUITY PORTFOLIO)                          Subadviser: UBS Global     investment purposes, if any) in U.S. equity
(INITIAL CLASS)                            Asset Management           securities. Investments in equity securities may
                                           (Americas) Inc.            include dividend-paying securities, common stock
                                                                      and preferred stock.

ING VP BALANCED PORTFOLIO, INC.            ING Investments, LLC       Seeks to maximize investment return, consistent
(CLASS I SHARES)                                                      with reasonable safety of principal, by
                                           Subadviser: Aeltus         investing in a diversified portfolio of one or
                                           Investment Management,     more of the following asset classes: stocks,
                                           Inc.                       bonds and cash equivalents, based on the
                                                                      judgment of the Portfolio's management, of which
                                                                      of those sectors or mix thereof offers the best
                                                                      investment prospects. Typically maintains
                                                                      approximately 60% of total assets in equities
                                                                      and approximately 40% of total assets in debt
                                                                      (including money market instruments). The
                                                                      Portfolio may invest up to 15% of total assets
                                                                      in high-yield instruments.

ING VP BOND PORTFOLIO                      ING Investments, LLC       Seeks to maximize total return as is consistent
(CLASS I SHARES)                                                      with reasonable risk, through investment in a
                                           Subadviser: Aeltus         diversified portfolio consisting of
                                           Investment Management,     investment-grade corporate bonds, and debt
                                           Inc.                       securities issued or guaranteed by the U.S.
                                                                      Government, its agencies or instrumentalities.
                                                                      Under normal market conditions, invests at least
                                                                      80% of assets in high-grade corporate bonds,
                                                                      mortgage-related and other asset-backed
                                                                      securities, and securities issued or guaranteed
                                                                      by the U.S. Government, its agencies or
                                                                      instrumentalities. May also invest up to 15% of
                                                                      total assets in high-yield instruments and up to
                                                                      25% of total assets in foreign debt securities.

                                           INVESTMENT ADVISER/        INVESTMENT OBJECTIVE(S)/SUMMARY OF
FUND NAME                                  SUBADVISER                 PRINCIPAL INVESTMENT STRATEGIES
----------------------------------------------------------------------------------------------------------------------
ING VP EMERGING MARKETS FUND               ING Investments, LLC       Seeks long-term growth of capital primarily
                                                                      through investment in equity securities and
                                           Subadviser: ING Investment equity equivalents of emerging market companies.
                                           Management Advisors B.V.   Normally invests at least 80% of its assets in
                                                                      securities of issuers located in at least three
                                                                      countries which generally are considered to be
                                                                      emerging market countries by the international
                                                                      financial community. May invest up to 20% of its
                                                                      assets in securities of U.S. and other developed
                                                                      market issuers, including investment-grade debt
                                                                      securities of U.S. issuers. Under normal
                                                                      conditions, invests at least 75% of total assets
                                                                      in common and preferred stocks, warrants and
                                                                      convertible securities. The Fund may invest in
                                                                      small and mid-sized companies.

ING VARIABLE FUNDS - ING VP                ING Investments, LLC       Seeks to maximize total return through
GROWTH AND INCOME PORTFOLIO                                           investments in a diversified portfolio of common
(CLASS I SHARES)                           Subadviser: Aeltus         stocks and securities convertible into common
                                           Investment Management,     stock. Under normal market conditions, invests
                                           Inc.                       at least 65% of total assets in common stocks
                                                                      that the subadviser believes have significant
                                                                      potential for capital appreciation or income
                                                                      growth or both.

ING VARIABLE PORTFOLIOS, INC. - ING        ING Investments, LLC       Seeks to outperform the total return performance
VP INDEX PLUS LARGECAP PORTFOLIO                                      of the Standard & Poor's 500 Composite Stock
(CLASS I SHARES)                           Subadviser: Aeltus         Price Index (S&P 500 Index), while maintaining a
                                           Investment Management,     market level of risk. Invests at least 80% of
                                           Inc.                       assets in stocks included in the S&P 500 Index.
                                                                      The subadviser's objective is to overweight
                                                                      those stocks in the S&P 500 Index that it
                                                                      believes will outperform the index and
                                                                      underweight or avoid those stocks that it
                                                                      believes will underperform the index.

ING VARIABLE PORTFOLIOS, INC. - ING        ING Investments, LLC       Seeks to outperform the total return performance
VP INDEX PLUS MIDCAP PORTFOLIO                                        of the Standard & Poor's MidCap 400 Index (S&P
(CLASS I SHARES)                           Subadviser: Aeltus         MidCap 400 Index), while maintaining a market
                                           Investment Management,     level of risk. Invests at least 80% of assets in
                                           Inc.                       stocks included in the S&P MidCap 400 Index. The
                                                                      subadviser's objective is to overweight those
                                                                      stocks in the S&P MidCap 400 Index that it
                                                                      believes will outperform the index and
                                                                      underweight or avoid those stocks that it
                                                                      believes will underperform the index.

                                           INVESTMENT ADVISER/        INVESTMENT OBJECTIVE(S)/SUMMARY OF
FUND NAME                                  SUBADVISER                 PRINCIPAL INVESTMENT STRATEGIES
----------------------------------------------------------------------------------------------------------------------
ING VARIABLE PORTFOLIOS, INC. - ING        ING Investments, LLC       Seeks to outperform the total return performance
VP INDEX PLUS SMALLCAP PORTFOLIO                                      of the Standard and Poor's SmallCap 600 Index
(CLASS I SHARES)                           Subadviser: Aeltus         (S&P 600 Index), while maintaining a market
                                           Investment Management,     level of risk. Invests at least 80% of assets in
                                           Inc.                       stocks included in the S&P 600 Index. The
                                                                      subadviser's objective is to overweight those
                                                                      stocks in the S&P 600 Index that it believes
                                                                      will outperform the index and underweight or
                                                                      avoid those stocks that it believes will
                                                                      underperform the index.

ING VARIABLE PRODUCTS TRUST - ING VP       ING Investments, LLC       Seeks long-term capital appreciation. Invests
INTERNATIONAL VALUE PORTFOLIO                                         primarily in foreign companies with market
(CLASS I SHARES)                           Subadviser: Aeltus         capitalizations greater than $1 billion, but may
                                           Investment Management,     hold up to 25% of assets in companies with
                                           Inc.                       smaller market capitalizations. Under normal
                                                                      circumstances, will invest at least 65% of total
                                                                      assets in securities of companies located in at
                                                                      least three countries other than the U.S., which
                                                                      may include emerging market countries.

ING VP MONEY MARKET PORTFOLIO              ING Investments, LLC       Seeks to provide high current return, consistent
(CLASS I SHARES)                                                      with preservation of capital and liquidity,
                                           Subadviser: Aeltus         through investment in high-quality money market
                                           Investment Management,     instruments. Invests in a diversified portfolio
                                           Inc.                       of high-quality fixed income securities
                                                                      denominated in U.S. dollars, with short
                                                                      remaining maturities. THERE IS NO GUARANTEE THAT
                                                                      THE ING VP MONEY MARKET SUBACCOUNT WILL HAVE A
                                                                      POSITIVE OR LEVEL RETURN.

ING VP NATURAL RESOURCES TRUST             ING Investments, LLC       A NONDIVERSIFIED Portfolio that seeks long-term
                                                                      growth of capital primarily through investment
                                           Subadviser: Aeltus         in common stocks of companies that own or
                                           Investment Management,     develop natural resources and other basic
                                           Inc.                       commodities, or supply goods and services to
                                                                      such companies. Capital appreciation will be the
                                                                      primary determinant of total return and income
                                                                      is a secondary consideration. Normally invests
                                                                      at least 80% of assets in companies with
                                                                      substantial natural resource assets or companies
                                                                      that supply goods and services to such
                                                                      companies.

ING VARIABLE PORTFOLIOS, INC. - ING        ING Investments, LLC       Seeks growth of capital primarily through
VP SMALL COMPANY PORTFOLIO                                            investment in a diversified portfolio of common
(CLASS I SHARES)                           Subadviser: Aeltus         stocks and securities convertible into common
                                           Investment Management,     stocks of companies with smaller market
                                           Inc.                       capitalizations. Under normal market conditions,
                                                                      invests at least 80% of net assets in common
                                                                      stocks and securities convertible into common
                                                                      stock of small-capitalization companies.

                                           INVESTMENT ADVISER/        INVESTMENT OBJECTIVE(S)/SUMMARY OF
FUND NAME                                  SUBADVISER                 PRINCIPAL INVESTMENT STRATEGIES
----------------------------------------------------------------------------------------------------------------------
ING STRATEGIC ALLOCATION PORTFOLIOS,       ING Investments, LLC       Seeks to provide total return (i.e., income and
INC. - ING VP STRATEGIC ALLOCATION                                    capital appreciation, both realized and
BALANCED PORTFOLIO                         Subadviser: Aeltus         unrealized). Managed for investors seeking a
(CLASS I SHARES)                           Investment Management,     balance between income and capital appreciation
                                           Inc.                       who generally have an investment horizon
                                                                      exceeding ten years and a moderate level of risk
                                                                      tolerance. Under normal market conditions,
                                                                      allocates assets among several classes of
                                                                      equities, fixed-income securities (including up
                                                                      to 15% of total assets in high-yield
                                                                      instruments) and money market instruments. The
                                                                      benchmark portfolio is 60% equities, 35% fixed
                                                                      income and 5% money market instruments under
                                                                      neutral market conditions.

ING STRATEGIC ALLOCATION PORTFOLIOS,       ING Investments, LLC       Seeks to provide capital appreciation. Managed
INC. -  ING VP STRATEGIC ALLOCATION                                   for investors seeking capital appreciation who
GROWTH PORTFOLIO                           Subadviser: Aeltus         generally have an investment horizon exceeding
(CLASS I SHARES)                           Investment Management,     15 years and a high level of risk tolerance.
                                           Inc.                       Under normal market conditions, allocates assets
                                                                      among several classes of equities, fixed-income
                                                                      securities (including up to 15% of total assets
                                                                      in high-yield instruments) and money market
                                                                      instruments. The benchmark portfolio is 80%
                                                                      equities and 20% fixed income under neutral
                                                                      market conditions.

ING STRATEGIC ALLOCATION PORTFOLIOS,       ING Investments, LLC       Seeks to provide total return consistent with
INC. - ING VP STRATEGIC ALLOCATION                                    preservation of capital. Managed for investors
INCOME PORTFOLIO                           Subadviser: Aeltus         primarily seeking total return consistent with
(CLASS I SHARES)                           Investment Management,     capital preservation who generally have an
                                           Inc.                       investment horizon exceeding five years and a
                                                                      low level of risk tolerance. Under normal market
                                                                      conditions, allocates assets among several
                                                                      classes of equities, fixed-income securities
                                                                      (including up to 15% of total assets in
                                                                      high-yield instruments) and money market
                                                                      instruments. The benchmark portfolio is 35%
                                                                      equities, 55% fixed income and 10% money market
                                                                      instruments under neutral market conditions.

ING VARIABLE PORTFOLIOS, INC. - ING        ING Investments, LLC       Seeks growth of capital primarily through
VP VALUE OPPORTUNITY PORTFOLIO                                        investment in a diversified portfolio of common
(CLASS I SHARES)                           Subadviser: Aeltus         stocks and securities convertible into common
                                           Investment Management,     stock. Under normal market conditions, invests
                                           Inc.                       at least 65% of total assets in common stocks
                                                                      and securities convertible into common stock.

JANUS ASPEN SERIES - GROWTH                Janus Capital              Seeks long-term growth of capital in a manner
PORTFOLIO                                                             consistent with the preservation of capital.
(INSTITUTIONAL SHARES)                                                Invests primarily in common stocks selected for
                                                                      their growth potential. Although it can invest
                                                                      in companies of any size, it generally invests
                                                                      in larger, more established companies.

                                           INVESTMENT ADVISER/        INVESTMENT OBJECTIVE(S)/SUMMARY OF
FUND NAME                                  SUBADVISER                 PRINCIPAL INVESTMENT STRATEGIES
----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES - MID CAP               Janus Capital              Seeks long-term growth of capital. Invests,
GROWTH PORTFOLIO                                                      under normal circumstances, at least 80% of its
(INSTITUTIONAL SHARES)                                                net assets in equity securities of mid-sized
                                                                      companies whose market capitalization falls, at
                                                                      the time of purchase, in the 12-month average of
                                                                      the capitalization ranges of the Russell MidCap
                                                                      Growth Index.

JANUS ASPEN SERIES - WORLDWIDE             Janus Capital              Seeks long-term growth of capital in a manner
GROWTH PORTFOLIO                                                      consistent with the preservation of capital.
(INSTITUTIONAL SHARES)                                                Invests primarily in common stocks of companies
                                                                      of any size located throughout the world.
                                                                      Normally invests in issuers from at least five
                                                                      different countries, including the United
                                                                      States. May at times invest in fewer than five
                                                                      countries or even in a single country.

LORD ABBETT SERIES FUND, INC. -            Lord, Abbett & Co. LLC     Seeks capital appreciation through investments,
MID-CAP VALUE PORTFOLIO                                               primarily in equity securities, which are
(CLASS VC SHARES)                                                     believed to be undervalued in the marketplace.
                                                                      Normally invests at least 80% of net assets,
                                                                      plus the amount of any borrowings for investment
                                                                      purposes, in equity securities of mid-sized
                                                                      companies, those with market capitalizations of
                                                                      roughly $500 million to $10 billion, at the time
                                                                      of purchase. This market capitalization range
                                                                      may vary in response to changes in the markets.

MFS(R) VARIABLE INSURANCE TRUST(SM)        Massachusetts Financial    Seeks mainly to provide above-average income
- MFS(R) TOTAL RETURN SERIES               Services Company           (compared to a portfolio invested entirely in
(INITIAL CLASS)                                                       equity securities) consistent with the prudent
                                                                      employment of capital, and secondarily to
                                                                      provide a reasonable opportunity for growth of
                                                                      capital and income. Under normal market
                                                                      conditions, invests at least 40%, but not more
                                                                      than 75%, of net assets in common stocks and
                                                                      related securities (referred to as equity
                                                                      securities) such as preferred stock; bonds,
                                                                      warrants or rights convertible into stock; and
                                                                      depositary receipts for those securities.
                                                                      Invests at least 25% of net assets in
                                                                      non-convertible fixed income securities.

OPPENHEIMER VARIABLE ACCOUNT               OppenheimerFunds, Inc.     Seeks long-term capital appreciation by
FUNDS - OPPENHEIMER GLOBAL                                            investing a substantial portion of assets in
SECURITIES FUND/VA                                                    securities of foreign issuers, "growth-type"
                                                                      companies, cyclical industries and special
                                                                      situations that are considered to have
                                                                      appreciation possibilities. Invests mainly in
                                                                      common stocks and can also buy other equity
                                                                      securities, including preferred stocks and
                                                                      convertible securities in the U.S. and foreign
                                                                      countries.

OPPENHEIMER VARIABLE ACCOUNT               OppenheimerFunds, Inc.     Seeks a high level of current income principally
FUNDS - OPPENHEIMER STRATEGIC                                         derived from interest on debt securities.
BOND FUND/VA                                                          Invests mainly in debt securities of issuers in
                                                                      three market sectors: foreign governments and
                                                                      companies, U.S. Government securities, and
                                                                      lower-grade high-yield securities of U.S. and
                                                                      foreign companies.

                                   APPENDIX V
                         CONDENSED FINANCIAL INFORMATION

EXCEPT FOR SUBACCOUNTS WHICH DID NOT COMMENCE OPERATIONS AS OF DECEMBER 31, 2003, THE FOLLOWING TABLES GIVE (1) THE ACCUMULATION UNIT VALUE (AUV) AT THE BEGINNING OF THE PERIOD, (2) THE AUV AT THE END OF THE PERIOD AND (3) THE TOTAL NUMBER OF ACCUMULATION UNITS OUTSTANDING AT THE END OF THE PERIOD FOR EACH SUBACCOUNT OF VARIABLE ANNUITY ACCOUNT C AVAILABLE UNDER THE CONTRACTS FOR THE INDICATED PERIODS. FOR THOSE SUBACCOUNTS THAT COMMENCED OPERATIONS DURING THE PERIOD ENDED DECEMBER 31, 2003 THE "VALUE AT BEGINNING OF PERIOD" SHOWN IS THE VALUE AT FIRST DATE OF INVESTMENT. FOR THOSE SUBACCOUNTS THAT ENDED OPERATIONS DURING THE PERIOD ENDED DECEMBER 31, 2003 THE "VALUE AT END OF PERIOD" SHOWN IS THE VALUE AT THE LAST DATE OF INVESTMENT.

    (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                  2003             2002             2001             2000
                                                             --------------   --------------   --------------   --------------
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                                 $        23.02   $       26.492   $       28.827   $       30.131
Value at end of period                                       $        27.17   $        23.02   $       26.492   $       28.827
Number of accumulation units outstanding at end of period            91,583           80,748           67,387           68,715
FIDELITY(R) VIP ASSET MANAGER(SM) PORTFOLIO
(The initial accumulation unit value was established at
$10.000 during March 1994, when funds were first received
under this option)
Value at beginning of period                                 $        14.88   $       16.484   $       17.405   $       18.343
Value at end of period                                       $        17.36   $        14.88   $       16.484   $       17.405
Number of accumulation units outstanding at end of period           101,232           92,320          103,286          121,872
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(The initial accumulation unit value was established at
$10.000 during May 1995, when the fund became available
under the contract)
Value at beginning of period                                 $        19.50   $       21.749   $       25.097   $       27.214
Value at end of period                                       $        24.78   $        19.50   $       21.749   $       25.097
Number of accumulation units outstanding at end of period           941,238          713,481          477,544          447,797
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(The initial accumulation unit value was established at
$10.000 during May 1995, when the fund became available
under the contract)
Value at beginning of period                                 $        15.85   $       19.298   $       20.561   $       19.201
Value at end of period                                       $        20.43   $        15.85   $       19.298   $       20.561
Number of accumulation units outstanding at end of period         1,126,701          879,706          745,163          396,948
FIDELITY(R) VIP HIGH INCOME PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                 $         6.58   $        6.432   $        7.379   $        9.638
Value at end of period                                       $         8.28   $         6.58   $        6.432   $        7.379
Number of accumulation units outstanding at end of period           384,546          246,125          182,905          172,513

                                                                  1999             1998             1997             1996
                                                             --------------   --------------   --------------   --------------
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                                 $       27.186   $       23.675   $       19.965   $       17.951
Value at end of period                                       $       30.131   $       27.186   $       23.675   $       19.965
Number of accumulation units outstanding at end of period           880,319          917,567          929,282          898,279
FIDELITY(R) VIP ASSET MANAGER(SM) PORTFOLIO
(The initial accumulation unit value was established at
$10.000 during March 1994, when funds were first received
under this option)
Value at beginning of period                                 $       16.719   $       14.715   $       12.349   $       10.912
Value at end of period                                       $       18.343   $       16.719   $       14.715   $       12.349
Number of accumulation units outstanding at end of period         1,511,789        1,596,943        1,576,603        1,384,927
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(The initial accumulation unit value was established at
$10.000 during May 1995, when the fund became available
under the contract)
Value at beginning of period                                 $       22.177   $       17.276   $       14.092   $       11.763
Value at end of period                                       $       27.214   $       22.177   $       17.276   $       14.092
Number of accumulation units outstanding at end of period         3,780,287        3,333,320        2,706,862        1,522,169
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(The initial accumulation unit value was established at
$10.000 during May 1995, when the fund became available
under the contract)
Value at beginning of period                                 $       18.285   $       16.587   $       13.110   $       11.617
Value at end of period                                       $       19.201   $       18.285   $       16.587   $       13.110
Number of accumulation units outstanding at end of period         2,271,494        2,533,673        2,139,178        1,454,755
FIDELITY(R) VIP HIGH INCOME PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                 $        9.023   $        9.995
Value at end of period                                       $        9.638   $        9.023
Number of accumulation units outstanding at end of period           194,440          178,601

                                                                  1995             1994
                                                             --------------   --------------
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                                 $       13.990   $       14.640
Value at end of period                                       $       17.951   $       13.990
Number of accumulation units outstanding at end of period           856,361          743,464
FIDELITY(R) VIP ASSET MANAGER(SM) PORTFOLIO
(The initial accumulation unit value was established at
$10.000 during March 1994, when funds were first received
under this option)
Value at beginning of period                                 $        9.447   $       10.000
Value at end of period                                       $       10.912   $        9.447
Number of accumulation units outstanding at end of period         1,316,916        1,254,504
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(The initial accumulation unit value was established at
$10.000 during May 1995, when the fund became available
under the contract)
Value at beginning of period                                 $       10.000
Value at end of period                                       $       11.763
Number of accumulation units outstanding at end of period           525,476
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(The initial accumulation unit value was established at
$10.000 during May 1995, when the fund became available
under the contract)
Value at beginning of period                                 $       10.000
Value at end of period                                       $       11.617
Number of accumulation units outstanding at end of period           628,582
FIDELITY(R) VIP HIGH INCOME PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                  2003             2002             2001             2000
                                                             --------------   --------------   --------------   --------------
FIDELITY(R) VIP INDEX 500 PORTFOLIO
(The initial accumulation unit value was established at
$10.000 during May 1995, when the fund became available
under the contract)
Value at beginning of period                                 $        16.83   $       21.885   $       25.213   $       28.147
Value at end of period                                       $        21.37   $        16.83   $       21.885   $       25.213
Number of accumulation units outstanding at end of period           490,421          453,166          516,580          530,641
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November
1997)
Value at beginning of period                                 $        15.14   $       18.672   $       25.876   $       32.585
Value at end of period                                       $        19.41   $        15.14   $       18.672   $       25.876
Number of accumulation units outstanding at end of period           128,136          205,242          140,556          188,647
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November
1997)
Value at beginning of period                                 $        20.62   $       29.829   $       40.144   $       43.112
Value at end of period                                       $        26.15   $        20.62   $       29.829   $       40.144
Number of accumulation units outstanding at end of period           199,932          243,032          488,111          675,846
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during November
1997)
Value at beginning of period                                 $         9.55   $       14.914   $       20.194   $       28.710
Value at end of period                                       $        13.07   $         9.55   $       14.914   $       20.194
Number of accumulation units outstanding at end of period           371,342          278,356          441,170          535,101
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during November
1997)
Value at beginning of period                                 $        16.81   $       22.132   $       24.962   $       25.283
Value at end of period                                       $        21.79   $        16.81   $       22.132   $       24.962
Number of accumulation units outstanding at end of period           671,146          426,944          340,010          492,530
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November
1997)
Value at beginning of period                                 $        10.67   $       14.347   $       18.363   $       17.796
Value at end of period                                       $        13.20   $        10.67   $       14.347   $       18.363
Number of accumulation units outstanding at end of period            68,628           75,267          145,207          199,271
ING VP BALANCED PORTFOLIO, INC
Value at beginning of period                                 $        26.40   $       29.731   $       31.429   $       32.002
Value at end of period                                       $        31.07   $        26.40   $       29.731   $       31.429
Number of accumulation units outstanding at end of period           151,308          153,436          143,093          163,952
ING VP BOND PORTFOLIO
Value at beginning of period                                 $        67.02   $       62.490   $       58.190   $       53.738
Value at end of period                                       $        70.54   $        67.02   $       62.490   $       58.190
Number of accumulation units outstanding at end of period           231,171          344,126          232,374          155,538

                                                                  1999             1998             1997             1996
                                                             --------------   --------------   --------------   --------------
FIDELITY(R) VIP INDEX 500 PORTFOLIO
(The initial accumulation unit value was established at
$10.000 during May 1995, when the fund became available
under the contract)
Value at beginning of period                                 $       23.650   $       18.662   $       14.240   $       11.740
Value at end of period                                       $       28.147   $       23.650   $       18.662   $       14.240
Number of accumulation units outstanding at end of period         4,354,723        3,947,187        3,093,080        1,490,937
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November
1997)
Value at beginning of period                                 $       20.829   $       17.709   $       17.490
Value at end of period                                       $       32.585   $       20.829   $       17.709
Number of accumulation units outstanding at end of period         2,807,485        2,962,631         3,237,71
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November
1997)
Value at beginning of period                                 $       29.339   $       23.440   $       23.106
Value at end of period                                       $       43.112   $       29.339   $       23.440
Number of accumulation units outstanding at end of period         2,448,587        2,244,308        2,018,219
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during November
1997)
Value at beginning of period                                 $       19.268   $       15.046   $       15.236
Value at end of period                                       $       28.710   $       19.268   $       15.046
Number of accumulation units outstanding at end of period         3,024,975        3,101,880        2,707,904
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during November
1997)
Value at beginning of period                                 $       20.929   $       16.608   $       16.276
Value at end of period                                       $       25.283   $       20.929   $       16.608
Number of accumulation units outstanding at end of period         1,549,310        1,564,888        1,317,058
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November
1997)
Value at beginning of period                                 $       14.528   $       11.960   $       12.195
Value at end of period                                       $       17.796   $       14.528   $       11.960
Number of accumulation units outstanding at end of period           194,296        1,379,653          232,418
ING VP BALANCED PORTFOLIO, INC
Value at beginning of period                                 $       28.524   $       24.700   $       20.419   $       17.954
Value at end of period                                       $       32.002   $       28.524   $       24.700   $       20.419
Number of accumulation units outstanding at end of period         2,155,445        2,294,877        2,160,305        2,716,641
ING VP BOND PORTFOLIO
Value at beginning of period                                 $       54.819   $       51.330   $       47.992   $       46.913
Value at end of period                                       $       53.738   $       54.819   $       51.330   $       47.992
Number of accumulation units outstanding at end of period           867,416          994,987          959,336          835,724

                                                                  1995             1994
                                                             --------------   --------------
FIDELITY(R) VIP INDEX 500 PORTFOLIO
(The initial accumulation unit value was established at
$10.000 during May 1995, when the fund became available
under the contract)
Value at beginning of period                                 $       10.000
Value at end of period                                       $       11.740
Number of accumulation units outstanding at end of period           290,547
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November
1997)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November
1997)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during November
1997)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during November
1997)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November
1997)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP BALANCED PORTFOLIO, INC
Value at beginning of period                                 $       14.270   $       14.519
Value at end of period                                       $       17.954   $       14.270
Number of accumulation units outstanding at end of period         9,193,181       21,990,186
ING VP BOND PORTFOLIO
Value at beginning of period                                 $       40.173   $       42.283
Value at end of period                                       $       46.913   $       40.173
Number of accumulation units outstanding at end of period         2,377,622        5,108,720

                                                                  2003             2002             2001             2000
                                                             --------------   --------------   --------------   --------------
ING VP EMERGING MARKETS FUND
(Funds were first received in this option during October
1994)
Value at beginning of period                                 $         5.75   $        6.408   $        7.244   $       12.315
Value at end of period                                       $         8.38   $         5.75   $        6.408   $        7.244
Number of accumulation units outstanding at end of period           276,246          200,002          230,209          220,651
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period                                 $       149.96   $      201.933   $      250.600   $      284.994
Value at end of period                                       $       187.17   $       149.96   $      201.933   $      250.600
Number of accumulation units outstanding at end of period            15,106           19,280           25,678           30,796
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during December
1997)
Value at beginning of period                                 $        13.66   $       17.588   $       20.618   $       23.044
Value at end of period                                       $        17.06   $        13.66   $       17.588   $       20.618
Number of accumulation units outstanding at end of period           844,514          858,869          971,498        1,114,270
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                 $        13.02   $       14.965   $       15.357   $       12.967
Value at end of period                                       $        17.08   $        13.02   $       14.965   $       15.357
Number of accumulation units outstanding at end of period         1,075,120          840,765          511,904          572,329
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                 $         9.44   $       10.989   $       10.866   $       10.019
Value at end of period                                       $        12.73   $         9.44   $       10.989   $       10.866
Number of accumulation units outstanding at end of period           821,681          573,912          263,320           54,967
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period                                 $        48.49   $       47.990   $       46.754   $       44.501
Value at end of period                                       $        48.76   $        48.49   $       47.990   $       46.754
Number of accumulation units outstanding at end of period           184,265          517,957          459,088          264,427
ING VP NATURAL RESOURCES TRUST
Value at beginning of period                                 $        12.12   $       12.503   $       15.061   $       12.882
Value at end of period                                       $        15.66   $        12.12   $       12.503   $       15.061
Number of accumulation units outstanding at end of period            79,720           83,306           78,861          138,949
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(Funds were first received in this option during February
1997)
Value at beginning of period                                 $        13.43   $       14.991   $       16.322   $       16.458
Value at end of period                                       $        15.88   $        13.43   $       14.991   $       16.322
Number of accumulation units outstanding at end of period            24,330            2,088            1,743            1,565

                                                                  1999             1998             1997             1996
                                                             --------------   --------------   --------------   --------------
ING VP EMERGING MARKETS FUND

(Funds were first received in this option during October
1994)
Value at beginning of period                                 $        5.470   $        7.715   $        8.832   $        8.323
Value at end of period                                       $       12.315   $        5.470   $        7.715   $        8.832
Number of accumulation units outstanding at end of period           940,817          745,856          750,330          548,618
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period                                 $      245.765   $      217.359   $      169.448   $      137.869
Value at end of period                                       $      284.994   $      245.765   $      217.359   $      169.448
Number of accumulation units outstanding at end of period         1,555,542        1,747,097        1,826,355        2,071,139
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during December
1997)
Value at beginning of period                                 $       18.772   $       14.444   $       14.493
Value at end of period                                       $       23.044   $       18.772   $       14.444
Number of accumulation units outstanding at end of period         2,748,955        1,302,825           17,771
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                 $       11.338   $        9.928
Value at end of period                                       $       12.967   $       11.338
Number of accumulation units outstanding at end of period            73,984           35,201
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                 $        9.157   $       10.193
Value at end of period                                       $       10.019   $        9.157
Number of accumulation units outstanding at end of period           118,433           81,388
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period                                 $       42.883   $       41.174   $       39.528   $       37.988
Value at end of period                                       $       44.501   $       42.883   $       41.174   $       39.528
Number of accumulation units outstanding at end of period           845,679          564,537          455,502          597,656
ING VP NATURAL RESOURCES TRUST
Value at beginning of period                                 $       11.433   $       14.403   $       13.611   $       10.862
Value at end of period                                       $       12.882   $       11.433   $       14.403   $       13.611
Number of accumulation units outstanding at end of period           437,491          534,962          650,486          587,248
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(Funds were first received in this option during February
1997)
Value at beginning of period                                 $       15.120   $       14.456   $       12.577
Value at end of period                                       $       16.458   $       15.120   $       14.456
Number of accumulation units outstanding at end of period            30,738           31,468              873

                                                                  1995             1994
                                                             --------------   --------------
ING VP EMERGING MARKETS FUND
(Funds were first received in this option during October
1994)
Value at beginning of period                                 $        8.772   $       10.000
Value at end of period                                       $        8.323   $        8.772
Number of accumulation units outstanding at end of period           371,156          144,750
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period                                 $      105.558   $      107.925
Value at end of period                                       $      137.869   $      105.558
Number of accumulation units outstanding at end of period         6,364,000       13,966,072
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during December
1997)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period                                 $       36.271   $       35.282
Value at end of period                                       $       37.988   $       36.271
Number of accumulation units outstanding at end of period         1,836,260        3,679,802
ING VP NATURAL RESOURCES TRUST
Value at beginning of period                                 $        9.412   $       10.071
Value at end of period                                       $       10.862   $        9.412
Number of accumulation units outstanding at end of period           530,562          533,016
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(Funds were first received in this option during February
1997)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                  2003             2002             2001             2000
                                                             --------------   --------------   --------------   --------------
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during February
1997)
Value at beginning of period                                 $        13.13   $       15.375   $       17.601   $       17.940
Value at end of period                                       $        16.16   $        13.13   $       15.375   $       17.601
Number of accumulation units outstanding at end of period            19,710            1,321            3,336            7,811
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(Funds were first received in this option during December
2001 and May 1997)
Value at beginning of period                                 $        14.24   $       15.039   $       14.862   $       15.070
Value at end of period                                       $        16.03   $        14.24   $       15.039   $       15.597
Number of accumulation units outstanding at end of period            16,715            1,377              626                0
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                 $        10.16   $       13.867   $       15.536   $       14.274
Value at end of period                                       $        12.54   $        10.16   $       13.867   $       15.536
Number of accumulation units outstanding at end of period           657,441          821,408          676,401          668,609
JANUS ASPEN GROWTH PORTFOLIO
(The initial accumulation unit value was established at
$10.000 during July 1995, when the fund became available
under the contract)
Value at beginning of period                                 $        14.61   $       20.094   $       27.035   $       32.036
Value at end of period                                       $        19.03   $        14.61   $       20.094   $       27.035
Number of accumulation units outstanding at end of period           349,829          432,811          693,080          833,491
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(The initial accumulation unit value was established at
$10.000 during June 1994, when funds were first received
under this option)
Value at beginning of period                                 $        15.39   $       21.598   $       36.122   $       53.644
Value at end of period                                       $        20.57   $        15.39   $       21.598   $       36.122
Number of accumulation units outstanding at end of period           397,640          477,219          598,743          613,085
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(The initial accumulation unit value was established at
$10.000 during July 1995, when the fund became available
under the contract)
Value at beginning of period                                 $        18.17   $       24.655   $       32.189   $       38.648
Value at end of period                                       $        22.28   $        18.17   $       24.655   $       32.189
Number of accumulation units outstanding at end of period           513,996          767,222        1,056,363        1,345,689
MFS(R) TOTAL RETURN SERIES
(Funds were first received in this option during May 1998)
Value at beginning of period                                 $        11.41   $       12.161   $       12.284   $       10.720
Value at end of period                                       $        13.12   $        11.41   $       12.161   $       12.284
Number of accumulation units outstanding at end of period         2,683,563        2,208,541        1,049,275          227,449

                                                                  1999             1998             1997             1996
                                                             --------------   --------------   --------------   --------------
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during February
1997)
Value at beginning of period                                 $       15.886   $       15.422   $       13.291
Value at end of period                                       $       17.940   $       15.886   $       15.422
Number of accumulation units outstanding at end of period            33,852           21,430              380
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(Funds were first received in this option during December
2001 and May 1997)
Value at beginning of period                                 $       14.248   $       13.491   $       12.296
Value at end of period                                       $       15.070   $       14.248   $       13.491
Number of accumulation units outstanding at end of period            46,462           95,526            2,279
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                 $       12.088   $       11.472
Value at end of period                                       $       14.274   $       12.088
Number of accumulation units outstanding at end of period            74,768           33,957
JANUS ASPEN GROWTH PORTFOLIO
(The initial accumulation unit value was established at
$10.000 during July 1995, when the fund became available
under the contract)
Value at beginning of period                                 $       22.529   $       16.816   $       13.872   $       11.859
Value at end of period                                       $       32.036   $       22.529   $       16.816   $       13.872
Number of accumulation units outstanding at end of period         2,721,885        1,354,047        1,109,942          663,945
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(The initial accumulation unit value was established at
$10.000 during June 1994, when funds were first received
under this option)
Value at beginning of period                                 $       24.098   $       18.174   $       16.334   $       15.323
Value at end of period                                       $       53.644   $       24.098   $       18.174   $       16.334
Number of accumulation units outstanding at end of period         3,274,450        2,142,130        1,939,607        1,893,718
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(The initial accumulation unit value was established at
$10.000 during July 1995, when the fund became available
under the contract)
Value at beginning of period                                 $       23.797   $       18.690   $       15.493   $       12.158
Value at end of period                                       $       38.648   $       23.797   $       18.690   $       15.493
Number of accumulation units outstanding at end of period         5,548,674        4,687,167        3,873,511        2,090,908
MFS(R) TOTAL RETURN SERIES
(Funds were first received in this option during May 1998)
Value at beginning of period                                 $       10.531   $       10.182
Value at end of period                                       $       10.720   $       10.531
Number of accumulation units outstanding at end of period            63,822           36,633

                                                                  1995             1994
                                                             --------------   --------------
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during February
1997)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(Funds were first received in this option during December
2001 and May 1997)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
JANUS ASPEN GROWTH PORTFOLIO
(The initial accumulation unit value was established at
$10.000 during July 1995, when the fund became available
under the contract)
Value at beginning of period                                 $       10.000
Value at end of period                                       $       11.859
Number of accumulation units outstanding at end of period           109,717
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(The initial accumulation unit value was established at
$10.000 during June 1994, when funds were first received
under this option)
Value at beginning of period                                 $       12.169   $       10,000
Value at end of period                                       $       15.323   $       12.169
Number of accumulation units outstanding at end of period         1,280,953          393,553
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(The initial accumulation unit value was established at
$10.000 during July 1995, when the fund became available
under the contract)
Value at beginning of period                                 $       10.000
Value at end of period                                       $       12.158
Number of accumulation units outstanding at end of period           314,653
MFS(R) TOTAL RETURN SERIES
(Funds were first received in this option during May 1998)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                  2003             2002             2001             2000
                                                             --------------   --------------   --------------   --------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during June 1998)
Value at beginning of period                                 $        11.20   $       14.538   $       16.737   $       16.126
Value at end of period                                       $        15.84   $        11.20   $       14.538   $       16.737
Number of accumulation units outstanding at end of period         1,169,076          804,291          503,065          568,224
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during May 1998)
Value at beginning of period                                 $        11.25   $       10.588   $       10.226   $       10.089
Value at end of period                                       $        13.14   $        11.25   $       10.588   $       10.226
Number of accumulation units outstanding at end of period           218,754          290,927          223,241          153,728

                                                                  1999             1998             1997             1996
                                                             --------------   --------------   --------------   --------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during June 1998
Value at beginning of period                                 $       10.303   $       10.077
Value at end of period                                       $       16.126   $       10.303
Number of accumulation units outstanding at end of period            59,571           20,548
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during May 1998)
Value at beginning of period                                 $        9.935   $       10.055
Value at end of period                                       $       10.089   $        9.935
Number of accumulation units outstanding at end of period           173,219          100,555

                                                                  1995             1994
                                                             --------------   --------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during June 1998
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during May 1998)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                          FOR MASTER APPLICATIONS ONLY

I HEREBY ACKNOWLEDGE RECEIPT OF AN ACCOUNT C STATE UNIVERSITY OF NEW YORK SUNY GROUP DEFERRED VARIABLE ANNUITY PROSPECTUS DATED MAY 1, 2004 AS WELL AS ALL CURRENT PROSPECTUSES PERTAINING TO THE VARIABLE INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACTS.

______ PLEASE SEND AN ACCOUNT C STATEMENT OF ADDITIONAL INFORMATION (FORM NO. SAI.81216-04) DATED MAY 1, 2004.

______ PLEASE SEND THE MOST RECENT ANNUAL AND/OR QUARTERLY REPORT OF ING LIFE INSURANCE AND ANNUITY COMPANY.



--------------------------------------------------------------------------------
                           CONTRACT HOLDER'S SIGNATURE



--------------------------------------------------------------------------------
                                      DATE

PRO.81216-04

                           VARIABLE ANNUITY ACCOUNT C
                                       OF
                     ING LIFE INSURANCE AND ANNUITY COMPANY

              STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2004

                   Group Variable Annuity Contracts issued to
  The State University of New York (SUNY) Defined Contribution Retirement Plan

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account C (the "Separate Account") dated May 1, 2004 describing contracts issued in connection with the Defined Contribution Plan for the State University of New York.

A free prospectus is available upon request from the local ING Life Insurance and Annuity Company office or by writing to or calling:

                                 Service Center
                                 P.O. Box 13030
                              Newark, NJ 07188-0030

                                 1-800-677-4636

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

                                TABLE OF CONTENTS


                                                                                    PAGE
General Information and History                                                     2
Variable Annuity Account C                                                          3
Offering and Purchase of Contracts                                                  4
Income Phase Payments                                                               4
Sales Material and Advertising                                                      6
Independent Auditors                                                                6
Financial Statements of the Separate Account                                        S-1
Financial Statements of ING Life Insurance and Annuity Company and Subsidiaries     C-1

                         GENERAL INFORMATION AND HISTORY

ING Life Insurance and Annuity Company (the "Company," we, us, our) is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Prior to May 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954).

As of December 31, 2003, the Company and its subsidiary life company had $48 billion invested through their products, including $33 billion in their separate accounts (of which the Company, or its affiliate ING Investments, LLC manages or oversees the management of $22 billion). The Company is ranked based on assets among the top 1% of all life insurance companies rated by A.M. Best Company as of December 31, 2002. The Company is an indirect wholly-owned subsidiary of ING Groep, N.V., a global financial institution active in the fields of insurance, banking and asset management. The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

In addition to serving as the depositor for the separate account, the Company is a registered investment adviser under the Investment Advisers Act of 1940. We provide investment advice to several of the registered management investment companies offered as variable investment options under the contracts funded by the separate account (see "Variable Annuity Account C" below).

The Company has established the Service Center to provide administrative support to the contract holder and participants of the State University of New York Defined Contribution Retirement Plan (SUNY). This office will handle enrollments, billing, transfers, redemptions, and inquiries for all SUNY contract holders and participants. All forms and correspondence should be sent to the address listed on the cover of this Statement of Additional Information.

Other than the mortality and expense risk charge, administrative expense charge and ING GET Fund guarantee charge described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. However, the Company does receive compensation for certain administrative or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See "Fees" in the prospectus.)

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term "contract(s)" refers only to those offered through the prospectus.

                           VARIABLE ANNUITY ACCOUNT C

Variable Annuity Account C is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization.

The funds currently available under the contract are as follows:

-    CALVERT SOCIAL BALANCED PORTFOLIO
-    FIDELITY(R) VIP ASSET MANAGER(SM) PORTFOLIO (INITIAL CLASS)
-    FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO (INITIAL CLASS)
-    FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
-    FIDELITY(R) VIP HIGH INCOME PORTFOLIO (INITIAL CLASS)
-    FIDELITY(R) VIP INDEX 500 PORTFOLIO (INITIAL CLASS)
-    FRANKLIN SMALL CAP VALUE SECURITIES FUND (CLASS 2)
-    ING GET U.S. CORE PORTFOLIO
-    ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO (INITIAL CLASS)
-    ING MFS CAPITAL OPPORTUNITIES PORTFOLIO (INITIAL CLASS)
-    ING PIMCO TOTAL RETURN PORTFOLIO (SERVICE CLASS)
-    ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO (INITIAL CLASS)
-    ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO (INITIAL CLASS)
- ING UBS U.S. LARGE CAP EQUITY PORTFOLIO (FORMERLY ING MFS RESEARCH EQUITY PORTFOLIO) (INITIAL CLASS)
-    ING VP BALANCED PORTFOLIO, INC. (CLASS I) (1)
-    ING VP BOND PORTFOLIO (CLASS I) (1)
-    ING VP EMERGING MARKETS FUND
-    ING VP GROWTH AND INCOME PORTFOLIO (CLASS I) (1)
-    ING VP INDEX PLUS LARGECAP PORTFOLIO (CLASS I) (1)
-    ING VP INDEX PLUS MIDCAP PORTFOLIO (CLASS I) (1)
-    ING VP INDEX PLUS SMALLCAP PORTFOLIO (CLASS I) (1)
-    ING VP INTERNATIONAL VALUE PORTFOLIO (CLASS I) (1)
-    ING VP MONEY MARKET PORTFOLIO (CLASS I) (1)
-    ING VP NATURAL RESOURCES TRUST (2)
-    ING VP SMALL COMPANY PORTFOLIO (CLASS I) (1)
-    ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO (CLASS I) (1)
-    ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I) (1)
-    ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO (CLASS I) (1)
-    ING VP VALUE OPPORTUNITY PORTFOLIO (CLASS I) (1)
-    JANUS ASPEN GROWTH PORTFOLIO (INSTITUTIONAL SHARES)
-    JANUS ASPEN MID CAP GROWTH PORTFOLIO (INSTITUTIONAL SHARES)
-    JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO (INSTITUTIONAL SHARES)
-    LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO (CLASS VC)
-    MFS(R) TOTAL RETURN SERIES (INITIAL CLASS)
-    OPPENHEIMER GLOBAL SECURITIES FUND/VA
-    OPPENHEIMER STRATEGIC BOND FUND/VA (3)

(1) Effective May 3, 2004, Class R shares of this fund have been renamed as Class I shares.
(2) Transfers or deposits are not allowed into the subaccount investing in this fund, except from accounts established under the contract before May 1, 1998. As soon as all those who have current allocations to the subaccount under the contract have redirected their allocations to other investment options, we will close the subaccount to all new transfers or deposits.
(3) Effective October 17, 2003, transfers or deposits to this subaccount are only allowed for participants who had a current balance in the subaccount as of that date or were currently directing periodic contributions into the subaccount as of that date. If at any time a participant has no balance in the subaccount and is not making a current allocation into the subaccount, no further transfers or deposits into the subaccount will be allowed. As soon as all those who have current allocations to the subaccount under the contract have redirected their allocations to other investment options, we will close the subaccount to all new transfers and deposits.

Complete descriptions of each of the funds, including their investment objectives, policies, risks and fees and expenses, is contained in the prospectuses and statements of additional information for each of the funds.

                       OFFERING AND PURCHASE OF CONTRACTS

The Company is the depositor and the Company's subsidiary, ING Financial Advisers, LLC serves as the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the National Association of Securities Dealers, Inc. and the Securities Investor Protection Corporation. ING Financial Advisers, LLC's principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of ING Financial Advisers, LLC or of other registered broker-dealers who have entered into sales arrangements with ING Financial Advisers, LLC. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled "Contract Ownership and Rights" and "Your Account Value."

Compensation paid to the principal underwriter, ING Financial Advisers, LLC, for the years ending December 31, 2003, 2002 and 2001 amounted to $964,872.95, $856,407.81, and 717,753.80, respectively. These amounts reflect compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all products issued by Variable Annuity Account C of ING Life Insurance and Annuity Company.

                              INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see "Income Phase" in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first payment is due. Such value (less any applicable premium tax charge) is applied to provide payments to you in accordance with the payment option and investment options elected.

The Annuity option tables found in the Contract show, for each option, the amount of the first payment for each $1,000 of value applied. Thereafter, variable payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first payment and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first payment based on a particular investment option, and
(b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation to the next (see "Your Account Value" in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten day valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:

Assume that, at the date payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the Annuity table in the contract provides, for the payment option elected, a first monthly variable annuity payment of $6.68 per $1000 of value applied; the annuitant's first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit upon the valuation on which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate subaccount is 1.0032737 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9971779* = .9999058^30 (to take into account 30 days of the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.000442. This is then multiplied by the Annuity Unit value for the prior valuation ($13.400000 from above) to produce an Annuity Unit value of $13.405928 for the valuation occurring when the second income phase payment is due.

The second monthly income phase payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.405928, which produces a payment of $273.67.

*If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9959968 = .9998663^30.

                         SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

                              INDEPENDENT AUDITORS

Ernst & Young LLP, 600 Peachtree Street, Suite 2800, Atlanta, GA 30308, are the independent auditors for the separate account and for the Company. The services provided to the separate account include primarily the audit of the separate account's financial statements.

            ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A WHOLLY-OWNED SUBSIDIARY OF LION CONNECTICUT HOLDINGS INC.)

                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                                                                                 PAGE
                                                                                                                 ----
Report of Independent Auditors                                                                                    C-2

Consolidated Financial Statements:

    Consolidated Income Statements for the years ended December 31, 2003, 2002 and 2001                           C-3

    Consolidated Balance Sheets as of December 31, 2003 and 2002                                                  C-4

    Consolidated Statements of Changes in Shareholder's Equity for the years ended
         December 31, 2003, 2002 and 2001                                                                         C-5

    Consolidated Statements of Cash Flows for the years ended December 31, 2003, 2002
         and 2001                                                                                                 C-6

Notes to Consolidated Financial Statements                                                                        C-7

                         REPORT OF INDEPENDENT AUDITORS


The Board of Directors
ING Life Insurance and Annuity Company

We have audited the accompanying consolidated balance sheets of ING Life Insurance and Annuity Company as of December 31, 2003 and 2002, and the related consolidated income statements, consolidated statements of changes in shareholder's equity, and consolidated statements of cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ING Life Insurance and Annuity Company as of December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years ended December 31, 2003, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the financial statements, the Company changed its accounting principle for goodwill and other intangible assets effective January 1, 2002.

                                                           /s/ Ernst & Young LLP


Atlanta, Georgia
March 22, 2004

             ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

                         CONSOLIDATED INCOME STATEMENTS
                                   (Millions)

                                                                                    YEARS ENDED DECEMBER 31,
                                                                    ----------------------------------------------------------
                                                                         2003                  2002                  2001
                                                                    --------------        --------------        --------------
Revenues:
   Premiums                                                         $         95.8        $         98.7        $        114.2
   Fee income                                                                384.3                 418.2                 553.4
   Net investment income                                                     919.1                 959.5                 888.4
   Net realized capital gains (losses)                                        64.5                (101.0)                (21.0)
                                                                    --------------        --------------        --------------
           Total revenue                                                   1,463.7               1,375.4               1,535.0
                                                                    --------------        --------------        --------------
Benefits, losses and expenses:
   Benefits:
      Interest credited and other benefits
        to policyholders                                                     757.6                 746.4                 729.6
   Underwriting, acquisition, and insurance expenses:
      General expenses                                                       421.2                 392.5                 559.9
      Commissions                                                            122.4                 124.0                 101.2
      Policy acquisition costs deferred                                     (159.7)               (155.1)               (216.9)
   Amortization:
      Deferred policy acquisition costs and value
           of business acquired                                              106.5                 181.5                 112.0
      Goodwill                                                                  --                    --                  61.9
                                                                    --------------        --------------        --------------
           Total benefits, losses and expenses                             1,248.0               1,289.3               1,347.7
                                                                    --------------        --------------        --------------

Income before income taxes and cumulative effect of
   change in accounting principle                                            215.7                  86.1                 187.3
Income tax expense                                                            61.1                  18.6                  87.4
                                                                    --------------        --------------        --------------
Income before cumulative effect of change
   in accounting principle                                                   154.6                  67.5                  99.9
Cumulative effect of change in accounting principle                             --              (2,412.1)                   --
                                                                    --------------        --------------        --------------

Net income (loss)                                                   $        154.6        $     (2,344.6)       $         99.9
                                                                    ==============        ==============        ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

             ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

                           CONSOLIDATED BALANCE SHEETS
                          (Millions, except share data)

                                                                                                     AS OF DECEMBER 31,
                                                                                                  2003                  2002
                                                                                             --------------        --------------
                                      ASSETS:
Investments:
   Fixed maturities, available for sale, at fair value
     (amortized cost of $16,961.7 at 2003 and $15,041.2 at 2002)                             $     17,574.3        $     15,767.0
   Equity securities at fair value:
     Nonredeemable preferred stock (cost of $34.1 at 2003 and $34.2 at 2002)                           34.1                  34.2
     Investment in affiliated mutual funds (cost of $112.3 at 2003 and $203.9 at 2002)                121.7                 201.0
     Common stock (cost of $0.1 at 2003 and $0.2 at 2002)                                               0.1                   0.2
   Mortgage loans on real estate                                                                      754.5                 576.6
   Policy loans                                                                                       270.3                 296.3
   Short-term investments                                                                               1.0                   6.2
   Other investments                                                                                   52.6                  52.2
   Securities pledged to creditors (amortized cost of $117.7 at 2003 and
     $154.9 at 2002)                                                                                  120.2                 155.0
                                                                                             --------------        --------------
          Total investments                                                                        18,928.8              17,088.7
Cash and cash equivalents                                                                              57.8                  65.4
Short term investments under securities loan agreement                                                123.9                 164.3
Accrued investment income                                                                             169.6                 170.9
Reinsurance recoverable                                                                             2,953.2               2,986.5
Deferred policy acquisition costs                                                                     307.9                 229.8
Value of business acquired                                                                          1,415.4               1,438.4
Property, plant and equipment (net of accumulated depreciation of $79.8 at
   2003 and $56.0 at 2002)                                                                             31.7                  49.8
Other assets                                                                                          129.6                 145.8
Assets held in separate accounts                                                                   33,014.7              28,071.1
                                                                                             --------------        --------------
          Total assets                                                                       $     57,132.6        $     50,410.7
                                                                                             ==============        ==============

                       LIABILITIES AND SHAREHOLDER'S EQUITY
Policy liabilities and accruals:
   Future policy benefits and claims reserves                                                $      3,379.9        $      3,305.2
   Unpaid claims and claim expenses                                                                    25.4                  30.0
   Other policyholders' funds                                                                      15,871.3              14,756.0
                                                                                             --------------        --------------
     Total policy liabilities and accruals                                                         19,276.6              18,091.2
   Payable under securities loan agreement                                                            123.9                 164.3
   Current income taxes                                                                                85.6                  84.5
   Deferred income taxes                                                                              184.7                 163.1
   Other liabilities                                                                                1,801.2               1,573.7
   Liabilities related to separate accounts                                                        33,014.7              28,071.1
                                                                                             --------------        --------------
          Total liabilities                                                                        54,486.7              48,147.9
                                                                                             --------------        --------------
Shareholder's equity:
   Common stock (100,000 shares authorized; 55,000 shares issued and
     outstanding, $50.00 per share per value)                                                           2.8                   2.8
   Additional paid-in capital                                                                       4,646.5               4,416.5
   Accumulated other comprehensive income                                                             106.8                 108.3
   Retained deficit                                                                                (2,110.2)             (2,264.8)
                                                                                             --------------        --------------
          Total shareholder's equity                                                                2,645.9               2,262.8
                                                                                             --------------        --------------
             Total liabilities and shareholder's equity                                      $     57,132.6        $     50,410.7
                                                                                             ==============        ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

             ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

           CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                   (Millions)

                                                                                ACCUMULATED
                                                               ADDITIONAL          OTHER             RETAINED            TOTAL
                                             COMMON             PAID-IN        COMPREHENSIVE         EARNINGS         SHAREHOLDER'S
                                              STOCK             CAPITAL        INCOME (LOSS)         (DEFICIT)           EQUITY
                                           -----------        -----------      --------------       -----------       --------------
Balance at December 31, 2000               $       2.8        $   4,303.8        $      25.4        $      12.6        $   4,344.6
   Comprehensive income:
     Net income                                     --                 --                 --               99.9               99.9
     Other comprehensive
          income net of tax:
          Unrealized gain on
            securities ($32.5
            pretax)                                 --                 --               21.2                 --               21.2
                                           -----------        -----------        -----------        -----------        -----------
   Comprehensive income                                                                                                      121.1
   Return of capital                                --              (11.3)                --                 --              (11.3)
   Other changes                                    --               (0.1)                --                 --               (0.1)
                                           -----------        -----------        -----------        -----------        -----------
Balance at December 31, 2001                       2.8            4,292.4               46.6              112.5            4,454.3
   Comprehensive loss:
     Net loss                                       --                 --                 --           (2,344.6)          (2,344.6)
     Other comprehensive
          income net of tax:
          Unrealized gain on
            securities ($94.9
            pretax)                                 --                 --               61.7                 --               61.7
                                                                                                                       -----------
   Comprehensive loss                                                                                                     (2,282.9)
   Distribution of IA Holdco                        --              (27.4)                --              (32.7)             (60.1)
   Capital contributions                            --              164.3                 --                 --              164.3
   SERP--transfer                                   --              (15.1)                --                 --              (15.1)
   Other changes                                    --                2.3                 --                 --                2.3
                                           -----------        -----------        -----------        -----------        -----------
Balance at December 31, 2002                       2.8            4,416.5              108.3           (2,264.8)           2,262.8
   Comprehensive income:
     Net income                                     --                 --                 --              154.6              154.6
     Other comprehensive
          income net of tax:
          Unrealized loss on
            securities (($2.4)
            pretax)                                 --                 --               (1.5)                --               (1.5)
                                                                                                                       -----------
   Comprehensive income                                                                                                      153.1
   Capital contributions                            --              230.0                 --                 --              230.0
                                           -----------        -----------        -----------        -----------        -----------
Balance at December 31, 2003               $       2.8        $   4,646.5        $     106.8        $  (2,110.2)       $   2,645.9
                                           ===========        ===========        ===========        ===========        ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

             ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                                   (Millions)

                                                                                                YEARS ENDED DECEMBER 31,
                                                                                   ------------------------------------------------
                                                                                       2003              2002              2001
                                                                                   ------------      ------------      ------------
Cash Flows from Operating Activities:
Net income (loss)                                                                  $      154.6      $   (2,344.6)     $       99.9
Adjustments to reconcile net income (loss) to net cash provided by (used for)
   operating activities:
   Net amortization (accretion) of (discounts) premiums on investments                    198.9             115.5              (1.2)
   Net realized capital (gains) losses                                                    (64.5)            101.0              21.0
   Amortization of deferred policy acquisition costs                                       15.5              12.2             112.0
   Amortization of value of business acquired                                              91.0             146.3                --
   Depreciation of property, plant and equipment                                           23.3              20.9               8.4
   (Increase) decrease in accrued investment income                                         1.3             (10.0)            (13.7)
   (Increase) decrease in receivables                                                      33.3             172.7             (95.6)
   (Increase) decrease in value of business acquired                                         --              (6.9)             13.9
   Amortization of goodwill                                                                  --                --              61.9
   Impairment of goodwill                                                                    --           2,412.1                --
   Policy acquisition costs deferred                                                     (159.7)           (120.7)           (233.3)
   Interest credited and other changes in insurance reserve liabilities                   705.9             953.7            (118.7)
   Change in current income taxes payable and other changes in assets
     and liabilities                                                                      233.1              51.9             (76.4)
   Provision for deferred income taxes                                                     22.1              23.6              89.5
                                                                                   ------------      ------------      ------------
Net cash provided by (used for) operating activities                                    1,254.8           1,527.7            (132.3)
                                                                                   ------------      ------------      ------------
Cash Flows from Investing Activities:
   Proceeds from the sale, maturity, or repayment of:
     Fixed maturities available for sale                                               29,977.9          26,315.3          15,338.5
     Equity securities                                                                    130.2              57.2               4.4
     Mortgages                                                                             16.3               2.0               5.2
     Short-term investments                                                                 5.2          11,796.7           7,087.3
   Acquisition of investments:
     Fixed maturities available for sale                                              (31,951.6)        (28,105.5)        (16,489.8)
     Equity securities                                                                    (34.8)            (81.8)            (50.0)
     Short-term investments                                                                  --         (11,771.3)         (6,991.1)
     Mortgages                                                                           (194.2)           (343.7)           (242.0)
   Increase in policy loans                                                                26.0              32.7              10.3
   Purchase of property and equipment                                                      (5.2)             (5.8)              7.4
   Change in other investments                                                            (13.3)            (47.8)             (4.7)
                                                                                   ------------      ------------      ------------
Net cash used for investing activities                                                 (2,043.5)         (2,152.0)         (1,324.5)
                                                                                   ------------      ------------      ------------
Cash Flows from Financing Activities:
   Deposits and interest credited for investment contracts                              2,040.5           1,332.5           1,941.5
   Maturities and withdrawals from insurance contracts                                 (1,745.5)           (741.4)         (1,082.7)
   Transfers to/from separate accounts                                                    256.1              16.6            (105.0)
   Capital contributions                                                                  230.0                --                --
   Return of capital                                                                         --                --             (11.3)
                                                                                   ------------      ------------      ------------
Net cash provided by financing activities                                                 781.1             607.7             742.5
                                                                                   ------------      ------------      ------------
Net decrease in cash and cash equivalents                                                  (7.6)            (16.6)           (714.3)
Cash and cash equivalents, beginning of period                                             65.4              82.0             796.3
                                                                                   ------------      ------------      ------------
Cash and cash equivalents, end of period                                           $       57.8      $       65.4      $       82.0
                                                                                   ============      ============      ============
Supplemental cash flow information:
Income taxes (received) paid, net                                                  $       29.8      $        6.7      $      (12.3)
                                                                                   ============      ============      ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     PRINCIPLES OF CONSOLIDATION

     ING Life Insurance and Annuity Company ("ILIAC"), and its wholly-owned subsidiaries (collectively, the "Company") are providers of financial products and services in the United States. These consolidated financial statements include ILIAC and its wholly-owned subsidiaries, ING Insurance Company of America ("IICA"), ING Financial Advisers, LLC ("IFA") and, through February 28, 2002, ING Investment Adviser Holding, Inc. ("IA Holdco"). Until March 30, 2003, ILIAC was a wholly-owned subsidiary of ING Retirement Holdings, Inc. ("HOLDCO"), which was a wholly-owned subsidiary of ING Retirement Services, Inc. ("IRSI"). Until March 30, 2003, IRSI was a wholly-owned subsidiary of Lion Connecticut Holding, Inc. ("Lion"), which in turn was ultimately owned by ING Groep N.V. ("ING"), a financial services company based in The Netherlands. On March 30, 2003, a series of mergers occurred in the following order: IRSI merged into Lion, HOLDCO merged into Lion and IA Holdco merged into Lion. As a result, ILIAC is now a direct wholly-owned subsidiary of Lion.

     HOLDCO contributed IFA to the Company on June 30, 2000 and contributed IA Holdco to the Company on July 1, 1999. On February 28, 2002, ILIAC distributed 100% of the stock of IA Holdco to HOLDCO in the form of a $60.1 million dividend distribution. The primary operating subsidiary of IA Holdco is Aeltus Investment Management, Inc. ("Aeltus"). Accordingly, fees earned by Aeltus were not included in Company results subsequent to the dividend date. As a result of this transaction, the Investment Management Services is no longer reflected as an operating segment of the Company.

     On December 13, 2000, ING America Insurance Holdings, Inc. ("ING AIH"), an indirect wholly-owned subsidiary of ING, acquired Aetna Inc., comprised of the Aetna Financial Services business, of which the Company is a part, and Aetna International businesses, for approximately $7,700.0 million. The purchase price was comprised of approximately $5,000.0 million in cash and the assumption of $2,700.0 million of outstanding debt and other net liabilities. In connection with the acquisition, Aetna Inc. was renamed Lion.

     In the fourth quarter of 2001, ING announced its decision to pursue a move to a fully integrated U.S. structure that would separate manufacturing from distribution in its retail and worksite operations to support a more customer-focused business strategy. As a result of the integration, the Company's Worksite Products and Individual Products operating segments were realigned into one reporting segment, U.S. Financial Services ("USFS").

     USFS offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for individuals and employer sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403 and 457, as well as nonqualified deferred compensation plans.

     Annuity contracts may be deferred or immediate (payout annuities). These products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services along with a variety of investment options, including affiliated and nonaffiliated mutual funds and variable and fixed investment options. In addition, USFS offers wrapper agreements entered into with retirement plans which contain certain benefit responsive guarantees (i.e. liquidity guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. USFS also offers investment advisory services and pension plan administrative services.


     Investment Management Services, through February 28, 2002, provided: investment advisory services to affiliated and unaffiliated institutional and retail clients on a fee-for-service basis; underwriting services to the ING Series Fund, Inc. (formerly known as the Aetna Series Fund, Inc.), and the ING Variable Portfolios, Inc. (formerly known as the Aetna Variable Portfolios, Inc.); distribution services for other company products; and trustee, administrative, and other fiduciary services to retirement plans requiring or otherwise utilizing a trustee or custodian.

     DESCRIPTION OF BUSINESS

     The Company offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408 and 457, as well as nonqualified deferred compensation plans. The Company's products are offered primarily to individuals, pension plans, small businesses and employer-sponsored groups in the health care, government, educations (collectively "not-for-profit" organizations) and corporate markets. The Company's products generally are sold through pension professionals, independent agents and brokers, third party administrators, banks, dedicated career agents and financial planners.

     RECENTLY ADOPTED ACCOUNTING STANDARDS

     ACCOUNTING FOR GOODWILL AND INTANGIBLE ASSETS

     During 2002, the Company adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 142, GOODWILL AND OTHER INTANGIBLE ASSETS ("FAS No. 142"). The adoption of this standard resulted in an impairment loss of $2,412.1 million. The Company, in accordance with FAS No. 142, recorded the impairment loss retroactive to the first quarter of 2002; prior quarters of 2002 were restated accordingly. This impairment loss represented the entire carrying amount of goodwill, net of accumulated amortization. This impairment charge was shown as a change in accounting principle on the December 31, 2002 Consolidated Income Statement.

     Application of the nonamortization provision (net of tax) of the standard resulted in an increase in net income of $61.9 million for the twelve months ended December 31, 2001. Had the Company been accounting for goodwill under FAS No. 142 for all periods presented, the Company's net income would have been as follows:

                                                                 YEAR ENDED
                                                                DECEMBER 31,
     (MILLIONS)                                                     2001
     -----------------------------------------------------------------------
     Reported net income after tax                              $       99.9
     Add back goodwill amortization, net of tax                         61.9
     -----------------------------------------------------------------------
     Adjusted net income after tax                              $      161.8
     =======================================================================

     ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

     In June 1998, the FASB issued FAS No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, as amended and interpreted by FAS No. 137, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES--Deferral of the Effective Date of FASB Statement 133,
     FAS No.138, ACCOUNTING FOR CERTAIN DERIVATIVE INSTRUMENTS AND CERTAIN HEDGING ACTIVITIES--an Amendment of FAS No. 133, and certain FAS No. 133 implementation issues. This standard, as amended, requires companies to record all derivatives on the balance sheet as either assets or liabilities and measure those instruments at fair value. The manner in which companies are to record gains or losses resulting from changes in the fair values of those derivatives depends on the use of the derivative and whether it qualifies for hedge accounting. FAS No. 133 was effective for the Company's financial statements beginning January 1, 2001.

     Adoption of FAS No.133 did not have a material effect on the Company's financial position or results of operations given the Company's limited derivative holdings and embedded derivative holdings.

     The Company utilizes, interest rate swaps, caps and floors, foreign exchange swaps and warrants in order to manage interest rate and price risk (collectively, market risk). These financial exposures are monitored and managed by the Company as an integral part of the overall risk management program. Derivatives are recognized on the balance sheet at their fair value. The Company chose not to designate its derivative instruments as part of hedge transactions. Therefore, changes in the fair value of the Company's derivative instruments are recorded immediately in the consolidated statements of income as part of realized capital gains and losses.

     Warrants are carried at fair value and are recorded as either derivative instruments or FAS No. 115 available for sale securities. Warrants that are considered derivatives are carried at fair value if they are readily convertible to cash. The values of these warrants can fluctuate given that the companies that underlie the warrants are non-public companies. At December 31, 2003 and 2002, the estimated value of these warrants, including the value of their effectiveness, in managing market risk, was immaterial. These warrants will be revalued each quarter and the change in the value of the warrants will be included in the consolidated statements of income.

     The Company, at times, may own warrants on common stock which are not readily convertible to cash as they contain certain conditions which preclude their convertibility and therefore, will not be included in assets or liabilities as derivatives. If conditions are satisfied and the underlying stocks become marketable, the warrants would be reclassified as derivatives and recorded at fair value as an adjustment through current period results of operations.

     The Company occasionally purchases a financial instrument that contains a derivative that is "embedded" in the instrument. In addition, the Company's insurance products are reviewed to determine whether they contain an embedded derivative. The Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument or insurance product (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and carried at fair value. However, in cases where the host contract is measured at fair value, with changes in fair value reported in current period earnings or the Company is unable to reliably identify and measure the embedded derivative for separation from its host contracts, the entire contract is carried on the balance sheet at fair value and is not designated as a hedging instrument.

     The Derivative Implementation Group ("DIG") responsible for issuing guidance on behalf of the FASB for implementation of FAS No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES recently issued Statement Implementation Issue No. B36, EMBEDDED DERIVATIVES:
     MODIFIED COINSURANCE ARRANGEMENTS AND DEBT INSTRUMENTS THAT INCORPORATE CREDIT RISK EXPOSURES THAT ARE UNRELATED OR ONLY PARTIALLY RELATED TO THE CREDIT WORTHINESS OF THE OBLIGOR UNDER THOSE INSTRUMENTS ("DIG B36"). Under this interpretation, modified coinsurance and coinsurance with funds withheld reinsurance agreements as well as other types of receivables and payables where interest is determined by reference to a pool of fixed maturity assets or total return debt index may be determined to contain embedded derivatives that are required to be bifurcated. The required date of adoption of DIG B36 for the Company was October 1, 2003. The Company completed its evaluation of DIG B36 and determined that the Company had modified coinsurance treaties that require implementation of the guidance. The applicable contracts, however, were determined to generate embedded derivatives with a fair value of zero. Therefore, the guidance, while implemented, did not impact the Company's financial position, results of operations or cash flows.

     GUARANTEES

     In November 2002, the FASB issued Interpretation No. 45 ("FIN 45"), GUARANTOR'S ACCOUNTING AND DISCLOSURE REQUIREMENTS FOR GUARANTEES, INCLUDING INDIRECT GUARANTEES OF INDEBTEDNESS OF OTHERS, to clarify accounting and disclosure requirements relating to a guarantor's issuance of certain types of guarantees. FIN 45 requires entities to disclose additional information of certain guarantees, or groups of similar guarantees, even if the likelihood of the guarantor's having to make any payments under the guarantee is remote. The disclosure provisions are effective for financial statements for fiscal years ended after December 15, 2003. For certain guarantees, the interpretation also requires that guarantors recognize a liability equal to the fair value of the guarantee upon its issuance. This initial recognition and measurement provision is to be applied only on a prospective basis to guarantees issued or modified after December 31, 2003. The Company has performed an assessment of its guarantees and believes that all of its guarantees are excluded from the scope of this interpretation.

     VARIABLE INTEREST ENTITIES

     In January 2003, the FASB issued FASB Interpretation 46, CONSOLIDATION OF VARIABLE INTEREST ENTITIES, AN INTERPRETATION OF ARB NO.51 ("FIN 46"). In December 2003, the FASB modified FIN 46 to make certain technical revisions and address certain implementation issues that had arisen. FIN 46 provides a new framework for identifying variable interest entities ("VIE") and determining when a company should include the assets, liabilities, noncontrolling interests and results of activities of a VIE in its consolidated financial statements.

     In general, a VIE is a corporation, partnership, limited- liability corporation, trust, or any other legal structure used to conduct activities or hold assets that either (1) has an insufficient amount of equity to carry out its principal activities without additional subordinated financial support, (2) has a group of equity owners that are unable to make significant decisions about its activities, or (3) has a group of equity owners that do not have the obligation to absorb losses or the right to receive returns generated by its operations.

     FIN 46 requires a VIE to be consolidated if a party with an ownership, contractual or other financial interest in the VIE (a variable interest holder) is obligated to absorb a majority of the risk of loss from the VIE's activities, is entitled to receive a majority of the VIE's residual returns (if no party absorbs a majority of the VIE's losses), or both. A variable interest holder that consolidates the VIE is called the primary beneficiary. Upon consolidation, the primary beneficiary generally must initially record all of the VIE's assets, liabilities and noncontrolling interests at fair value and subsequently account for the VIE as if it were consolidated based on majority voting interest. FIN 46 also requires disclosures about VIEs that the variable interest holder is required to consolidate and additions for those VIEs it is not required to consolidate but in which it has a significant variable interest.

     At December 31, 2003, the Company held the following investments that, for purposes of FIN 46, were evaluated and determined to not require consolidation in the Company's financial statements:

                   ASSET TYPE                                    PURPOSE           BOOK VALUE (1)  MARKET VALUE
     ----------------------------------------------------------------------------------------------------------
     Private Corporate Securities--synthetic
     leases; project financings; credit tenant leases      Investment Holdings     $      1,600.1  $    1,697.6
     Foreign Securities--US VIE subsidiaries of
     foreign companies                                     Investment Holdings              583.1         615.2
     Commercial Mortgage Obligations
     (CMO)                                                 Investment Holdings            6,038.8       6,109.4
     Collateralized Debt Obligations (CDO)             Investment Holdings and/or
                                                           Collateral Manager                20.9          12.3
     Asset-Backed Securities (ABS)                         Investment Holdings              949.6         975.8
     Commercial Mortgage Backed
     Securities (CMBS)                                     Investment Holdings            1,278.5       1,380.2

     (1) Represents maximum exposure to loss except for those structures for which the Company also receives asset management fees

     NEW ACCOUNTING PRONOUNCEMENTS

     In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS, which the Company intends to adopt on January 1, 2004. The impact on the financial statements is not known at this time.

     USE OF ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

     RECLASSIFICATIONS

     Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

     CASH AND CASH EQUIVALENTS

     Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

     INVESTMENTS

     All of the Company's fixed maturity and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in shareholder's equity, after adjustment for related charges in deferred policy acquisition costs, value of business acquired, and deferred income taxes.

     The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis in accordance with FAS No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES. Management considers the length of time and the extent to which the fair value has been less than amortized cost; the financial condition and near-term prospects of the issuer; future economic conditions and market forecasts; and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in fair value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred.

     In addition, the Company invests in structured securities that meet the criteria of Emerging Issues Task Force ("EITF") Issue No. 99-20 RECOGNITION OF INTEREST INCOME AND IMPAIRMENT ON PURCHASED AND RETAINED BENEFICIAL INTERESTS IN SECURITIZED FINANCIAL ASSETS. Under Issue No. EITF 99-20, a determination of the required impairment is based on credit risk and the possibility of significant prepayment risk that restricts the Company's ability to recover the investment. An impairment is recognized if the fair value of the security is less than amortized cost and there has been an adverse change in cash flow since the last remeasurement date.

     When a decline in fair value is determined to be other than temporary, the individual security is written down to fair value and the loss is accounted for as a realized loss.

     Included in available-for-sale securities are investments that support experience-rated products. Experience-rated products are products where the customer, not the Company, assumes investment (including realized capital gains and losses) and other risks, subject to, among other things, minimum guarantees. Realized gains and losses on the sale of, as well as unrealized capital gains and losses on, investments supporting these products are included in other policyholders' funds on the Consolidated

     Balance Sheets. Realized capital gains and losses on all other investments are reflected in the Company's results of operations. Unrealized capital gains and losses on all other investments are reflected in shareholder's equity, net of related income taxes.

     Purchases and sales of fixed maturities and equity securities (excluding private placements) are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

     Fair values for fixed maturities are obtained from independent pricing services or broker/dealer quotations. Fair values for privately placed bonds are determined using a matrix-based model. The matrix-based model considers the level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. The fair values for equity securities are based on quoted market prices. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value where applicable.

     The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

     In September 2000, the FASB issued FAS No. 140, ACCOUNTING FOR TRANSFERS AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES. In accordance with this new standard, general account securities on loan are reflected on the Consolidated Balance Sheet as "Securities pledged to creditors". Total securities pledged to creditors at December 31, 2003 and 2002 consisted entirely of fixed maturities.

     The investment in affiliated mutual funds represents an investment in mutual funds managed by the Company and its affiliates, and is carried at fair value.

     Mortgage loans on real estate are reported at amortized cost less impairment writedowns. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected cash flows from the loan, discounted at the loan's effective interest rate, or to the loan's observable market price, or the fair value of the underlying collateral. The carrying value of the impaired loans is reduced by establishing a permanent writedown charged to realized loss.

     Policy loans are carried at unpaid principal balances, net of impairment reserves.

     Short-term investments, consisting primarily of money market instruments and other fixed maturities issues purchased with an original maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.

     Reverse dollar repurchase agreement and reverse repurchase agreement transactions are accounted for as collateralized borrowings, where the amount borrowed is equal to the sales price of the underlying securities. These transactions are reported in "Other Liabilities."

     The Company's use of derivatives is limited to economic hedging purposes. The Company enters into interest rate and currency contracts, including swaps, caps, and floors to reduce and manage risks associated with changes in value, yield, price, cash flow or exchange rates of assets or liabilities held or intended to be held. Changes in the fair value of open derivative contracts are recorded in net realized capital gains and losses.

     On occasion, the Company sells call options written on underlying securities that are carried at fair value. Changes in the fair value of these options are recorded in net realized capital gains or losses.

     DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Deferred Policy Acquisition Costs ("DAC") is an asset, which represents certain costs of acquiring certain insurance business, which are deferred and amortized. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain underwriting and contract issuance expenses, and certain agency expenses. Value of Business Acquired ("VOBA") is an asset, which represents the present value of estimated net cash flows embedded in the Company's contracts, which existed at the time the Company was acquired by ING. DAC and VOBA are evaluated for recoverability at each balance sheet date and these assets would be reduced to the extent that gross profits are inadequate to recover the asset.

     The amortization methodology varies by product type based upon two accounting standards: FAS No. 60, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES ("FAS No. 60") and FAS No. 97, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN LONG-DURATION CONTRACTS AND REALIZED GAINS AND LOSSES FROM THE SALE OF INVESTMENTS ("FAS No. 97").

     Under FAS No. 60, acquisition costs for traditional life insurance products, which primarily include whole life and term life insurance contracts, are amortized over the premium payment period in proportion to the premium revenue recognition.

     Under FAS No. 97, acquisition costs for universal life and investment-type products, which include universal life policies and fixed and variable deferred annuities, are amortized over the life of the blocks of policies (usually 25 years) in relation to the emergence of estimated gross profits from surrender charges, investment margins, mortality and expense fees, asset-based fee income, and actual realized gains (losses) on investments. Amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised.

     DAC and VOBA are written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related expenses.

     Activity for the years-ended December 31, 2003, 2002 and 2001 within VOBA were as follows:

     (MILLIONS)
     ----------------------------------------------------------------------
     Balance at December 31, 2000                              $    1,780.9
     Adjustment of allocation purchase price                         (165.3)
     Additions                                                         90.0
     Interest accrued at 7%                                           110.0
     Amortization                                                    (213.8)
                                                                    --------
     Balance at December 31, 2001                                   1,601.8
     Adjustment for unrealized loss                                   (21.9)
     Additions                                                         25.0
     Interest accrued at 7%                                            86.8
     Amortization                                                    (253.3)
                                                                    --------
     Balance at December 31, 2002                                   1,438.4
     Adjustment for unrealized gain                                     6.2
     Additions                                                         59.1
     Interest accrued at 7%                                            92.2
     Amortization                                                    (180.5)
     ----------------------------------------------------------------------
     Balance at December 31, 2003                              $    1,415.4
     ======================================================================

     The estimated amount of VOBA to be amortized, net of interest, over the next five years is $112.3 million, $106.4 million, $99.9 million, $94.7 million and $90.7 million for the years 2004, 2005, 2006, 2007 and 2008, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

     As part of the regular analysis of DAC/VOBA, at the end of third quarter of 2002, the Company unlocked its long-term rate of return assumptions. The Company reset long-term assumptions for the separate account returns to 9.0% (gross before fund management fees and mortality and expense and other policy charges), as of December 31, 2002, reflecting a blended return of equity and other sub-accounts. The initial unlocking adjustment in 2002 was primarily driven by the sustained downturn in the equity markets and revised expectations for future returns. During 2002, the Company recorded an acceleration of DAC/VOBA amortization totaling $45.6 million before tax, or $29.7 million, net of $15.9 million of federal income tax benefit.

     The Company has remained unlocked during 2003, and reset long-term assumptions for the separate account returns from 9.0% to 8.5% (gross before fund management fees and mortality and expense and other policy charges), as of December 31, 2003, maintaining a blended return of equity and other sub-accounts. The 2003 unlocking adjustment from the previous year was primarily driven by improved market performance. For the year ended December 31, 2003, the Company recorded a deceleration of DAC/VOBA amortization totaling $3.7 million before tax, or $2.4 million, net of $1.3 million of federal income tax expense

     POLICY LIABILITIES AND ACCRUALS

     Future policy benefits and claims reserves include reserves for universal life, immediate annuities with life contingent payouts and traditional life insurance contracts. Reserves for universal life products are equal to cumulative deposits less withdrawals and charges plus credited interest thereon. Reserves for traditional life insurance contracts represent the present value of future benefits to be paid to or on behalf of policyholders and related expenses less the present value of future net premiums.

     Reserves for immediate annuities with life contingent payout contracts are computed on the basis of assumed investment yield, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 2.0% to 9.5% for all years presented. Investment yield is based on the Company's experience. Mortality and withdrawal rate assumptions are based on relevant Company experience and are periodically reviewed against both industry standards and experience.

     Because the sale of the domestic individual life insurance business was substantially in the form of an indemnity reinsurance agreement, the Company reported an addition to its reinsurance recoverable approximating the Company's total individual life reserves at the sale date (see Note
     11).

     Other policyholders' funds include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 3.0% to 10.1% for all years presented) net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. These reserves also include unrealized gains/losses related to FAS No. 115 for experience-rated contracts. Reserves on contracts subject to experience rating reflect the rights of contractholders, plan participants and the Company.

     Unpaid claims and claim expenses for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

     REVENUE RECOGNITION

     For certain annuity contracts, fee income for the cost of insurance, expenses, and other fees assessed against policyholders are recorded as revenue in the fee income line on the Consolidated Income Statements. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue but are included in the other policyholders' funds line on the Consolidated Balance Sheets. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both premiums and current and future benefits in the Consolidated Income Statements.

     SEPARATE ACCOUNTS

     Separate Account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractholders who bear the investment risk, subject, in some cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

     Separate Account assets supporting variable options under universal life and annuity contracts are invested, as designated by the policyholder or participant under a contract (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) in shares of mutual funds which are managed by the Company, or other selected mutual funds not managed by the Company.

     Separate Account assets are carried at fair value. At December 31, 2003 and 2002, unrealized gains of $36.2 million and of $29.7 million, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in shareholder's equity.

     Separate Account liabilities are carried at fair value, except for those relating to the guaranteed interest option. Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 2.4% to 7.3% in 2003 and 3.0% to 10.0% in 2002.

     Separate Account assets and liabilities are shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Consolidated Financial Statements (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

     REINSURANCE

     The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company's Balance Sheets. Of the reinsurance recoverable on the Balance Sheets, $3.0 billion at both December 31, 2003 and 2002 is related to the reinsurance recoverable from Lincoln National Corporation ("Lincoln") arising from the sale of the Company's domestic life insurance business.

     INCOME TAXES

     The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

     Deferred corporate tax is stated at the face value and is calculated for temporary valuation differences between carrying amounts of assets and liabilities in the balance sheet and tax bases based on tax rates that are expected to apply in the period when the assets are realized or the liabilities are settled.

     Deferred tax assets are recognized to the extent that it is probable that taxable profits will be available against which the deductible temporary differences can be utilized. A deferred tax asset is recognized for the carryforward of unused tax losses to the extent that it is probable that future taxable profits will be available for compensation.

2.   INVESTMENTS

     Fixed maturities available for sale as of December 31 were as follows:

                                                                            GROSS          GROSS
                                                            AMORTIZED     UNREALIZED     UNREALIZED       FAIR
     2003 (MILLIONS)                                          COST          GAINS          LOSSES         VALUE
     --------------------------------------------------------------------------------------------------------------
     U.S. government and government agencies
       and authorities                                    $      350.0   $        1.7   $        0.3   $      351.4

     States, municipalities and political
       subdivisions                                                2.1            0.1             --            2.2

     U.S. corporate securities:
          Public utilities                                       970.7           48.9           11.4        1,008.2
          Other corporate securities                           6,846.6          432.9           32.4        7,247.1
     --------------------------------------------------------------------------------------------------------------
       Total U.S. corporate securities                         7,817.3          481.8           43.8        8,255.3
     --------------------------------------------------------------------------------------------------------------

     Foreign securities:
          Government                                             605.2           33.7            2.8          636.1
          Other                                                1,364.7           74.5           11.0        1,428.2
     --------------------------------------------------------------------------------------------------------------
       Total foreign securities                                1,969.9          108.2           13.8        2,064.3
     --------------------------------------------------------------------------------------------------------------

     Mortgage-backed securities                                5,903.7           91.8           35.1        5,960.4

     Other assets-backed securities                            1,036.4           34.0            9.5        1,060.9
     --------------------------------------------------------------------------------------------------------------

     Total fixed maturities, including fixed
       maturities pledged to creditors                        17,079.4          717.6          102.5       17,694.5

     Less: fixed maturities pledged to creditors                 117.7            2.7            0.2          120.2
     --------------------------------------------------------------------------------------------------------------

     Fixed maturities                                     $   16,961.7   $      714.9   $      102.3   $   17,574.3
     ==============================================================================================================

                                                                            GROSS          GROSS
                                                            AMORTIZED     UNREALIZED     UNREALIZED       FAIR
     2002 (MILLIONS)                                          COST          GAINS          LOSSES         VALUE
     --------------------------------------------------------------------------------------------------------------
     U.S. government and government
       agencies and authorities                           $       74.2   $        2.9   $         --   $       77.1

     States, municipalities and political
       subdivisions                                                0.4             --             --            0.4

     U.S. corporate securities:
          Public utilities                                       623.9           28.1            6.4          645.6
          Other corporate securities                           6,845.8          482.4           30.8        7,297.4
     --------------------------------------------------------------------------------------------------------------
       Total U.S. corporate securities                         7,469.7          510.5           37.2        7,943.0
     --------------------------------------------------------------------------------------------------------------

     Foreign securities:
          Government                                             350.4           20.7            6.5          364.6
          Other                                                1,044.8           69.5            3.6        1,110.8
     --------------------------------------------------------------------------------------------------------------
       Total foreign securities                                1,395.2           90.2           10.1        1,475.8
     --------------------------------------------------------------------------------------------------------------

     Mortgage-backed securities                                5,374.2          167.1           34.0        5,507.3

     Other assets-backed securities                              882.4           47.0           10.5          918.9
     --------------------------------------------------------------------------------------------------------------

     Total fixed maturities, including
       fixed maturities pledged to creditors                  15,196.1          817.7           91.8       15,922.0

     Less: fixed maturities pledged to creditors                 154.9            0.1             --          155.0
     --------------------------------------------------------------------------------------------------------------

     Fixed maturities                                     $   15,041.2   $      817.6   $       91.8   $   15,767.0
     ==============================================================================================================

     At December 31, 2003 and 2002, net unrealized appreciation of $615.1 million and $725.9 million, respectively, on available-for-sale fixed maturities including fixed maturities pledged to creditors included $491.5 million and $563.1 million, respectively, related to experience-rated contracts, which were not reflected in shareholder's equity but in other policyholders' funds.

     The aggregate unrealized losses and related fair values of investments with unrealized losses as of December 31, 2003, are shown below by duration:

                                                      UNREALIZED       FAIR
     (MILLIONS)                                          LOSS          VALUE
     ---------------------------------------------------------------------------
     Duration category:
       Less than six months below cost               $       27.1   $    2,774.3
       More than six months and less than
         twelve months below cost                            65.5        1,772.1
       More than twelve months below cost                     9.9           82.5
     ---------------------------------------------------------------------------
       Fixed maturities, including fixed
         maturities pledged to creditors             $      102.5   $    4,628.9
     ===========================================================================

     Of the losses more than 6 months and less than 12 months in duration of $65.5 million, there were $20.4 million in unrealized losses that are primarily related to interest rate movement or spread widening for other than credit-related reasons. Business and operating fundamentals are performing as expected. The remaining losses of $45.1 million as of December 31, 2003 included the following items:

     - $21.5 million of unrealized losses related to securities reviewed for impairment under the guidance proscribed by EITF 99-20. This category includes U.S. government-backed securities, principal protected securities and structured securities which did not have an adverse change in cash flows for which the carrying amount was $594.2 million.
     - $15.0 million of unrealized losses relating to the energy/utility industry, for which the carrying amount was $202.8 million. During 2003, the energy sector recovered due to a gradually improving economic picture and the lack of any material accounting irregularities similar to those experienced in the prior two years. The Company's year-end analysis indicates that we can expect the debt to be serviced in accordance with the contractual terms.
     - $5.3 million of unrealized losses relating to non-domestic issues, with no unrealized loss exposure per country in excess of $3.0 million for which the carrying amount was $111.4 million. The Company's credit exposures are well diversified in these markets including banking and beverage companies.
     - $3.2 million of unrealized losses relating to the telecommunications/ cable/media industry, for which the carrying amount was $83.5 million. During 2003, the sector recovered somewhat due to a gradually improving economy and reduced investor concern with management decisions even though it remains challenged by over capacity. The Company's exposure is primarily focused in the largest and most financially secure companies in the sector.

     An analysis of the losses more than 12 months in duration of $9.9 million follows. There were $0.6 million in unrealized losses that are primarily related to interest rate movement or spread widening for other than credit-related reasons. Business and operating fundamentals are performing as expected. The remaining losses of $9.3 million as of December 31, 2003 included the following significant items:

     - $8.7 million of unrealized losses related to securities reviewed for impairment under the guidance proscribed by EITF 99-20. This category includes U.S. government-backed securities, principal protected securities and structured securities which did not have an adverse change in cash flows for which the carrying amount was $47.2 million.

     - The remaining unrealized losses totaling $0.6 million relate to a carrying amount of $9.0 million.

     The amortized cost and fair value of total fixed maturities for the year ended December 31, 2003 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

                                                                      AMORTIZED         FAIR
     (MILLIONS)                                                         COST            VALUE
     --------------------------------------------------------------------------------------------
     Due to mature:
       One year or less                                             $       370.7   $       379.9
       After one year through five years                                  3,073.7         3,204.9
       After five years through ten years                                 3,385.5         3,533.7
       After ten years                                                    2,031.0         2,174.6
       Mortgage-backed securities                                         7,225.1         7,389.9
       Other asset-backed securities                                        993.4         1,011.5
       Less: fixed maturities securities pledged to creditors               117.7           120.2
     --------------------------------------------------------------------------------------------
       Fixed maturities                                             $    16,961.7   $    17,574.3
     ============================================================================================

     At December 31, 2003 and 2002, fixed maturities with carrying values of $11.2 million and $10.5 million, respectively, were on deposit as required by regulatory authorities.

     The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 2003 or 2002.

     The Company has various categories of CMOs that are subject to different degrees of risk from changes in interest rates and, for CMOs that are not agency-backed, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the repayment of principal from the underlying mortgages either earlier or later than originally anticipated. At December 31, 2003 and 2002, approximately 2.8% and 5.5%, respectively, of the Company's CMO holdings were invested in types of CMOs which are subject to more prepayment and extension risk than traditional CMOs (such as interest-only or principal-only strips).

     Investments in equity securities as of December 31 were as follows:

     (MILLIONS)                                        2003             2002
     --------------------------------------------------------------------------
     Amortized cost                                  $    146.5      $    238.3
     Gross unrealized gains                                 9.4              --
     Gross unrealized losses                                 --             2.9
     --------------------------------------------------------------------------
     Fair value                                      $    155.9      $    235.4
     ==========================================================================

     Beginning in April 2001, the Company entered into reverse dollar repurchase agreement ("dollar rolls") and reverse repurchase agreement transactions to increase its return on investments and improve liquidity. These transactions involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. The dollar rolls and reverse repurchase agreements are accounted for as short-term collateralized financings and the repurchase obligation is reported as borrowed money in "Other Liabilities" on the Consolidated Balance Sheets. The repurchase obligation totaled $1.5 billion and $1.3 billion at December 31, 2003 and 2002, respectively. The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract.
     The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was not material at December 31, 2003. The Company believes the counterparties to the dollar roll and reverse repurchase agreements are financially responsible and that the counterparty risk is immaterial.

     IMPAIRMENTS

     During 2003, the Company determined that eighty-seven fixed maturities had other than temporary impairments. As a result, at December 31, 2003, the Company recognized a pre-tax loss of $94.4 million to reduce the carrying value of the fixed maturities to their combined fair value of $123.1 million. During 2002, the Company determined that fifty-six fixed maturities had other than temporary impairments. As a result, at December 31, 2002, the Company recognized a pre-tax loss of $106.4 million to reduce the carrying value of the fixed maturities to their combined fair value of $124.7 million. During 2001, the Company determined that fourteen fixed maturities had other than temporary impairments. As a result, at December 31, 2001, the Company recognized a pre-tax loss of $51.8 million to reduce the carrying value of the fixed maturities to their fair value of $10.5 million.

3.   FINANCIAL INSTRUMENTS

     ESTIMATED FAIR VALUE

     The following disclosures are made in accordance with the requirements of FAS No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS.
     FAS No. 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

     FAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

     The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments:

     FIXED MATURITIES: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values. Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond. Fair values for privately placed bonds are determined through consideration of factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in their relevant market.

     EQUITY SECURITIES: Fair values of these securities are based upon quoted market value.

     MORTGAGE LOANS ON REAL ESTATE: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

     CASH AND CASH EQUIVALENTS, SHORT-TERM INVESTMENTS AND POLICY LOANS: The carrying amounts for these assets approximate the assets' fair values.

     OTHER FINANCIAL INSTRUMENTS REPORTED AS ASSETS: The carrying amounts for these financial instruments (primarily premiums and other accounts receivable and accrued investment income) approximate those assets' fair values.

     INVESTMENT CONTRACT LIABILITIES (INCLUDED IN OTHER POLICYHOLDERS' FUNDS):

     WITH A FIXED MATURITY: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

     WITHOUT A FIXED MATURITY: Fair value is estimated as the amount payable to the policyholder upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable on demand.

     The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 2003 and 2002 were as follows:

                                                                        2003                          2002
                                                            ---------------------------   ---------------------------
                                                              CARRYING        FAIR          CARRYING        FAIR
     (MILLIONS)                                                VALUE          VALUE          VALUE          VALUE
     ----------------------------------------------------------------------------------------------------------------
     Assets:
       Fixed maturity securities                            $   17,574.3   $   17,574.3   $   15,767.0   $   15,767.0
       Equity securities                                           155.9          155.9          235.4          235.4
       Mortgage loans                                              754.5          798.5          576.6          632.6
       Policy loans                                                270.3          270.3          296.3          296.3
       Short term investments                                        1.0            1.0            6.2            6.2
       Cash and cash equivalents                                    57.8           57.8           65.4           65.4
     Liabilities:
       Investment contract liabilities:
         With a fixed maturity                                   1,056.4        1,067.8        1,129.8        1,122.8
         Without a fixed maturity                               12,152.5       12,116.4       10,783.6       10,733.8
     ----------------------------------------------------------------------------------------------------------------

     Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

     DERIVATIVE FINANCIAL INSTRUMENTS

     INTEREST RATE FLOORS

     Interest rate floors are used to manage the interest rate risk in the Company's bond portfolio. Interest rate floors are purchased contracts that provide the Company with an annuity in a declining interest rate environment. The Company had no open interest rate floors at December 31, 2003 or 2002.

     INTEREST RATE CAPS

     Interest rate caps are used to manage the interest rate risk in the Company's bond portfolio. Interest rate caps are purchased contracts that provide the Company with an annuity in an increasing interest rate environment. The notional amount, carrying value and estimated fair value of the Company's open interest rate caps as of December 31, 2003 were $739.6 million, $8.2 million and $8.2 million, respectively. The notional amount, carrying value and estimated fair value of the Company's open interest rate caps as of December 31, 2002 were $256.4 million, $0.7 million and $0.7 million, respectively.

     INTEREST RATE SWAPS

     Interest rate swaps are used to manage the interest rate risk in the Company's bond portfolio and well as the Company's liabilities. Interest rate swaps represent contracts that require the exchange of cash flows at regular interim periods, typically monthly or quarterly. The notional amount, carrying value and estimated fair value of the Company's open interest rate swaps as of December 31, 2003 were $950.0 million, $(14.4) million and $(14.4) million, respectively. The notional amount, carrying value and estimated fair value of the Company's open interest rate swaps as of December 31, 2002 were $400.0 million, $(6.8) million and $(6.8) million, respectively.

     FOREIGN EXCHANGE SWAPS

     Foreign exchange swaps are used to reduce the risk of a change in the value, yield or cash flow with respect to invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows for US dollar cash flows at regular interim periods, typically quarterly or semi-annually. The notional amount, carrying value and estimated fair value of the Company's open foreign exchange rate swaps as of December 31, 2003 were $78.1 million, $(12.8) million and $(12.8) million, respectively. The notional amount, carrying value and estimated fair value of the Company's open foreign exchange rate swaps as of December 31, 2002 were $49.4 million, $(0.5) million and $(0.5) million, respectively.

     EMBEDDED DERIVATIVES

     The Company also had investments in certain fixed maturity instruments that contain embedded derivatives, including those whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. The estimated fair value of the embedded derivatives within such securities as of December 31, 2003 and 2002 was $(3.7) million and $(1.4) million, respectively.

4.   NET INVESTMENT INCOME

     Sources of net investment income were as follows:

                                                           YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
     (MILLIONS)                                               2003           2002           2001
     -----------------------------------------------------------------------------------------------
     Fixed maturities                                     $      946.2   $      964.1   $      887.2
     Nonredeemable preferred stock                                 9.9            3.9            1.5
     Investment in affiliated mutual funds                          --             --            7.2
     Mortgage loans                                               42.7           23.3            5.9
     Policy loans                                                  9.0            8.7            8.9
     Cash equivalents                                              1.7            1.7           18.2
     Other                                                        (1.0)          23.4           15.9
     -----------------------------------------------------------------------------------------------
     Gross investment income                                   1,008.5        1,025.1          944.8
     Less: investment expenses                                    89.4           65.6           56.4
     -----------------------------------------------------------------------------------------------
     Net investment income                                $      919.1   $      959.5   $      888.4
     ===============================================================================================

     Net investment income includes amounts allocable to experience rated contractholders of $783.3 million, $766.9 million and $704.2 million for the years-ended December 31, 2003, 2002 and 2001, respectively. Interest credited to contractholders is included in future policy benefits and claims reserves.

5.   DIVIDEND RESTRICTIONS AND SHAREHOLDER'S EQUITY

     In conjunction with the sale of Aetna, Inc. to ING AIH, the Company was restricted from paying any dividends to its parent for a two year period from the date of sale without prior approval by the Insurance Commissioner of the State of Connecticut. This restriction expired on December 13, 2002. The Company did not pay dividends to its parent in 2003, 2002 or 2001.

     The Insurance Department of the State of Connecticut (the "Department") recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from accounting principles generally accepted in the United States of America. Statutory net income (loss) was $67.5 million, $148.8 million, and $(92.3) million for the years ended December 31, 2003, 2002 and 2001, respectively. Statutory capital and surplus was $1,230.7 million and $1,006.0 million as of December 31, 2003 and 2002, respectively.

     As of December 31, 2003, the Company does not utilize any statutory accounting practices, which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

6.   CAPITAL GAINS AND LOSSES

     Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold. Net realized capital gains (losses) on investments were as follows:

                                                           YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
     (MILLIONS)                                               2003           2002           2001
     -----------------------------------------------------------------------------------------------
     Fixed maturities                                     $       63.9   $      (97.5)  $      (20.6)
     Equity securities                                             0.6           (3.5)          (0.4)
     -----------------------------------------------------------------------------------------------
     Pretax realized capital gains (losses)               $       64.5   $     (101.0)  $      (21.0)
     ===============================================================================================
     After-tax realized capital gains (losses)            $       41.9   $      (58.3)  $      (13.7)
     ===============================================================================================

     Net realized capital gains of $43.9 million, $63.6 million and $117.0 million for the years ended December 31, 2003, 2002 and 2001, respectively, allocable to experience rated contracts, were deducted from net realized capital gains and an offsetting amount was reflected in Other policyholders' funds on the Consolidated Balance Sheets. Net unamortized gains allocable to experienced-rated contractholders were $213.7 million, $199.3 million and $172.7 million at December 31, 2003, 2002 and 2001, respectively.

     Proceeds from the sale of total fixed maturities and the related gross gains and losses (excluding those related to experience-related contractholders) were as follows:

                                                           YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
     (MILLIONS)                                               2003           2002           2001
     -----------------------------------------------------------------------------------------------
     Proceeds on sales                                    $   12,812.5   $   13,265.2   $   15,338.5
     Gross gains                                                 291.9          276.7           57.0
     Gross losses                                                228.0          374.2           77.6
     -----------------------------------------------------------------------------------------------

     Changes in shareholder's equity related to changes in accumulated other comprehensive income (unrealized capital gains and losses on securities including securities pledged to creditors and excluding those related to experience-rated contractholders) were as follows:

                                                           YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
     (MILLIONS)                                               2003           2002           2001
     -----------------------------------------------------------------------------------------------
     Fixed maturities                                     $      (54.3)  $      104.8   $       24.0
     Equity securities                                            17.9           (1.6)           2.0
     Other investments                                            34.0           (8.3)           6.5
     -----------------------------------------------------------------------------------------------
          Subtotal                                                (2.4)          94.9           32.5
     Increase in deferred income taxes                            (0.9)          33.2           11.3
     -----------------------------------------------------------------------------------------------
     Net changes in accumulated other
       comprehensive income (loss)                        $       (1.5)  $       61.7   $       21.2
     ===============================================================================================

     Net unrealized capital gains allocable to experience-rated contracts of $491.5 million and $563.1 million at December 31, 2003 and 2002, respectively, are reflected on the Consolidated Balance Sheets in Other policyholders' funds and are not included in shareholder's equity. Shareholder's equity included the following accumulated other comprehensive income, which is net of amounts allocable to experience-rated contractholders:

                                                             AS OF          AS OF          AS OF
                                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
     (MILLIONS)                                               2003           2002           2001
     -----------------------------------------------------------------------------------------------
     Net unrealized capital gains (losses):
       Fixed maturities                                   $      108.5   $      162.8   $       58.0
       Equity securities                                          14.4           (3.5)          (1.9)
       Other investments                                          41.3            7.3           15.6
     -----------------------------------------------------------------------------------------------
                                                                 164.2          166.6           71.7
     -----------------------------------------------------------------------------------------------
     Less: deferred income taxes                                  57.4           58.3           25.1
     -----------------------------------------------------------------------------------------------
     Net accumulated other comprehensive income           $      106.8   $      108.3   $       46.6
     ===============================================================================================

     Changes in accumulated other comprehensive income related to changes in unrealized gains (losses) on securities, including securities pledged to creditors (excluding those related to experience-rated contractholders) were as follows:

                                                           YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
     (MILLIONS)                                               2003           2002           2001
     -----------------------------------------------------------------------------------------------
     Unrealized holding gains (losses) arising
       during the year (1)                                $      (48.1)  $      127.4   $        8.3
     Less: reclassification adjustment for gains(losses)
       and other items included in net income (2)                (46.6)          65.7          (12.9)
     -----------------------------------------------------------------------------------------------
     Net unrealized gains (losses) on securities          $       (1.5)  $       61.7   $       21.2
     ===============================================================================================

     (1) Pretax unrealized holding gains (losses) arising during the year were $(74.0) million, $196.0 million and $12.7 million for the years ended December 31, 2003, 2002 and 2001, respectively.
     (2) Pretax reclassification adjustments for gains (losses) and other items included in net income were $(71.6) million, $101.1 million and $(19.8) million for the years ended December 31, 2003, 2002 and 2001, respectively.

7.   SEVERANCE

     In December 2001, ING announced its intentions to further integrate and streamline the U.S.-based operations of ING Americas (a business division of ING which includes the Company) in order to build a more customer-focused organization. During the first quarter of 2003, the Company performed a detailed analysis of its severance accrual. As part of this analysis, the Company corrected the initial planned number of people to eliminate from 580 to 515 (corrected from the 2002 Annual Report on Form 10-K) and extended the date of expected substantial completion for severance actions to June 30, 2003.

     Activity for the year ended December 31, 2003 within the severance liability and positions eliminated related to such actions were as follows:

                                                          SEVERANCE
     (MILLIONS)                                           LIABILITY     POSITIONS
     ----------------------------------------------------------------------------
     Balance at December 31, 2002                        $       9.2           75
     Actions taken                                               7.3           72
     ----------------------------------------------------------------------------
     Balance at December 31, 2003                        $       1.9            3
     ============================================================================

8.   INCOME TAXES

     The Company files a consolidated federal income tax return with its subsidiary, IICA. The Company has a tax allocation agreement with IICA whereby the Company charges its subsidiary for taxes it would have incurred were it not a member of the consolidated group and credits the member for losses at the statutory tax rate.

     Income taxes consist of the following:

                                                           YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
     (MILLIONS)                                               2003           2002           2001
     -----------------------------------------------------------------------------------------------
     Current taxes (benefits):
       Federal                                            $      (13.7)  $       28.9   $        3.2
       State                                                       1.1            1.8            2.2
       Net realized capital gains                                 51.6           11.5           16.1
     -----------------------------------------------------------------------------------------------
         Total current taxes                                      39.0           42.2           21.5
     -----------------------------------------------------------------------------------------------
     Deferred taxes (benefits):
       Federal                                                    51.1           30.6           89.3
       Net realized capital losses                               (29.0)         (54.2)         (23.4)
     -----------------------------------------------------------------------------------------------
         Total deferred taxes (benefits)                          22.1          (23.6)          65.9
     -----------------------------------------------------------------------------------------------
         Total income tax expense                         $       61.1   $       18.6   $       87.4
     ===============================================================================================

     Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes for the following reasons:

                                                           YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
     (MILLIONS)                                               2003           2002           2001
     -----------------------------------------------------------------------------------------------
     Income before income taxes and cumulative
       effect of change in accounting principle           $      215.7   $       86.1   $      187.3
     Tax rate                                                       35%            35%            35%
     -----------------------------------------------------------------------------------------------
     Application of the tax rate                                  75.5           30.1           65.6
     Tax effect of:
       State income tax, net of federal benefit                    0.7            1.2            1.4
       Excludable dividends                                      (14.0)          (5.3)          (1.8)
       Goodwill amortization                                        --             --           21.6
       Transfer of mutual fund shares                               --           (6.7)            --
       Other, net                                                 (1.1)          (0.7)           0.6
     -----------------------------------------------------------------------------------------------
         Income taxes                                     $       61.1   $       18.6   $       87.4
     ===============================================================================================

     The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:

     (MILLIONS)                                                              2003          2002
     -----------------------------------------------------------------------------------------------
     Deferred tax assets:
       Insurance reserves                                                $      263.7   $      234.5
       Unrealized gains allocable to experience rated contracts                 172.0          197.1
       Investments                                                               69.7          113.4
       Postretirement benefits                                                   30.2           29.5
       Deferred compensation                                                     56.0           58.6
       Other                                                                     19.7           19.5
     -----------------------------------------------------------------------------------------------
     Total gross assets                                                         611.3          652.6
     -----------------------------------------------------------------------------------------------

     Deferred tax liabilities:
       Value of business acquired                                               495.4          509.7
       Market discount                                                             --            4.1
       Net unrealized capital gains                                             236.4          263.8
       Depreciation                                                               0.2            3.8
       Deferred policy acquisition costs                                         59.2           29.2
       Other                                                                      4.8            5.1
     -----------------------------------------------------------------------------------------------
     Total gross liabilities                                                    796.0          815.7
     -----------------------------------------------------------------------------------------------
     Net deferred tax liability                                          $      184.7   $      163.1
     ===============================================================================================

     Net unrealized capital gains and losses are presented in shareholder's equity net of deferred taxes.

     The "Policyholders' Surplus Account," which arose under prior tax law, is generally that portion of a life insurance company's statutory income that has not been subject to taxation. As of December 31, 1983, no further additions could be made to the Policyholders' Surplus Account for tax return purposes under the Deficit Reduction Act of 1984. The balance in such account was approximately $17.2 million at December 31, 2003. This amount would be taxed only under certain conditions. No income taxes have been provided on this amount since management believes under current tax law the conditions under which such taxes would become payable are remote.

     The Internal Revenue Service (the "Service") has completed examinations of the federal income tax returns of the Company through 1997. Discussions are being held with the Service with respect to proposed adjustments. Management believes there are adequate defenses against, or sufficient reserves to provide for, any such adjustments. The Service has commenced its examinations for the years 1998 through 2000.

9.   BENEFIT PLANS

     DEFINED BENEFIT PLAN

     ING North America Insurance Corporation ("ING North America") sponsors the ING Americas Retirement Plan (the "Retirement Plan"), effective as of December 31, 2001. Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company's employees other than Company agents.

     The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation ("PBGC"). As of January 1, 2002, each participant in the Retirement Plan (except for certain specified employees) earns a benefit under a final average compensation formula. Subsequent to December 31, 2001, ING North America is responsible for all Retirement Plan liabilities. The costs allocated to the Company for its employees' participation in the Retirement Plan were $15.1 million for 2003 and $6.4 million for 2002, respectively.

     DEFINED CONTRIBUTION PLANS

     ING North America sponsors the ING Savings Plan and ESOP (the "Savings Plan"). Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees, including but not limited to Career Agents (as defined below)) are eligible to participate, including the Company's employees other than Company agents. The Savings Plan is a tax-qualified profit sharing and stock bonus plan, which includes an employee stock ownership plan ("ESOP") component. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING North America matches such pre-tax contributions, up to a maximum of 6% of eligible compensation. All matching contributions are subject to a 4-year graded vesting schedule (although certain specified participants are subject to a 5-year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. Pre-tax charges of operations of the Company for the Savings Plan were $7.1 million in 2003 and 2002.

     The Company sponsors the ING 401(k) Plan for ILIAC Agents (formerly the ING 401(k) Plan for ALIAC Agents, and originally named the Agents of Aetna Life Insurance and Annuity Company Incentive Savings Plan) (the "Agents 401(k) Plan"), which is a tax-qualified profit sharing plan. The Agents 401(k) Plan covers Career Agents (defined below) who meet certain requirements. Benefits under the Agents 401(k) Plan are not guaranteed by the PBGC. The Agents 401(k) Plan allows eligible participants to defer into the Agents 401(k) Plan a specified percentage of eligible earnings on a pre-tax basis. The Company matches such pre-tax contribution, at the rate of 50%, up to a maximum of 6% of eligible earnings. Effective January 1, 2002, all matching contributions are subject to a 4-year vesting schedule, except Career Agents who were credited with vesting service earned prior to January 1, 2002, are subject to a 3-year vesting schedule. All contributions made to the Agents 401(k) Plan are subject to certain limits imposed by applicable law. Pre-tax charges of operations of the Company for the Agents 401(k) Plan were $1.0 million in 2003 and $1.0 in 2002, respectively.

     NON-QUALIFIED RETIREMENT PLANS

     As of December 31, 2001, the Company, in conjunction with ING, offers certain eligible employees (excluding, among others, Career Agents (as defined below)) the Supplemental ING Retirement Plan for Aetna Financial Services and Aetna International Employees ("SERP"). The SERP is a non-qualified defined benefit pension plan, which means all benefits are payable from the general assets of the Company and ING. SERP benefits are not guaranteed by the PBGC. Benefit accruals under the SERP ceased effective as of December 31, 2001. Benefits under the SERP are determined based on an eligible employees years of service and such employee's average annual compensation for the highest five years during the last ten years of employment.

     Effective January 1, 2002, the Company, in conjunction with ING, offers certain employees (other than Career Agents) supplemental retirement benefits under the ING Americas Supplemental Executive Retirement Plan (the "Americas Supplemental Plan"). The Americas Supplemental Plan is a non-qualified defined benefit pension plan, which means all benefits are payable from the general assets of the Company and ING. Americas Supplemental Plan benefits are not guaranteed by the PBGC. Benefits under the Americas Supplemental Plan are based on the benefits formula contained in the Retirement Plan, but without taking into account the compensation and benefit limits imposed by applicable law. Any benefits payable from the Americas Supplemental Plan are reduced by the benefits payable to the eligible participant under the Retirement Plan.

     The Company, in conjunction with ING, sponsors the Pension Plan for Certain Producers of ING Life Insurance and Annuity Company (formerly the Pension Plan for Certain Producers of Aetna Life Insurance and Annuity Company) (the "Agents Non-Qualified Plan"), a non-qualified defined benefit pension plan. This plan covers certain full-time insurance salesmen who have entered into a career agent agreement with the Company and certain other individuals who meet the eligibility criteria specified in the plan ("Career Agents"). The Agents Non-Qualified Plan was terminated effective January 1, 2002. In connection with the termination, all benefit accruals ceased and all accrued benefits were frozen. Benefits under this plan are payable from the general assets of the Company and ING and are not guaranteed by the PBGC.

     The Company also sponsors the Producers' Incentive Savings Plan ("PIP"), which is a non-qualified deferred compensation plan for eligible Career Agents and certain other individuals who meet the eligibility criteria specified in the PIP. The PIP is unfunded, which means benefit payments are made from the general assets of the Company. PIP benefits are not guaranteed by the PBGC. Eligible PIP participants can defer either 4% or 5% of eligible earnings, depending on their commission level, which is 100% matched by the Company. Matching contributions are fully vested when contributed to the PIP. In addition, eligible PIP participants can contribute up to an additional 10% of eligible earnings, with no Company match on such contributions. Pretax charges of operations of the Company for the PIP were $0.6 million for 2003 and $0.9 million for 2002.

     The Company also sponsors the Producers' Deferred Compensation Plan ("DCP"), which is a non-qualified deferred compensation plan for eligible Career Agents and certain other individuals who meet the eligibility criteria specified in the DCP. The DCP is unfunded, which means benefit payments are made from the general assets of the Company. DCP benefits are not guaranteed by the PBGC. Eligible participants can defer up to 100% of eligible earnings, provided the election to defer is made within the applicable election period established by the Company. Amounts contributed to the DCP are not matched by the Company. DCP participants are 100% vested in amounts contributed to the DCP.

     The following tables summarize the benefit obligations and the funded status for the SERP and the Agents Non-Qualified Plan for the years ended December 31, 2003 and 2002:

     (MILLIONS)                                                               2003          2002
     ----------------------------------------------------------------------------------------------
     Change in Benefit Obligation:
       Defined Benefit Obligation, January 1                               $    106.8    $     95.3
       Service cost                                                                --            --
       Interest cost                                                              6.9           6.8
       Benefits paid                                                             (9.7)         (5.5)
       Plan adjustments                                                            --           4.5
       Actuarial (gain) loss on obligation                                       (2.4)          5.7
     ----------------------------------------------------------------------------------------------
     Defined Benefit Obligation, December 31                               $    101.6    $    106.8
     ==============================================================================================
     Funded status:
       Funded status at December 31                                        $   (101.6)   $   (106.8)
       Unrecognized past service cost                                             3.1           6.4
       Unrecognized net loss                                                      0.6           0.8
     ----------------------------------------------------------------------------------------------
     Net amount recognized                                                 $    (97.9)   $    (99.6)
     ==============================================================================================

     At December 31, 2003 and 2002, the accumulated benefit obligation was $97.2 million and $99.7 million, respectively.

     The weighted-average assumptions used in the measurement of the December 31, 2003 and 2002 benefit obligation for the Retirement Plan were as follows:

                                                                                2003           2002
     ----------------------------------------------------------------------------------------------
     Discount rate                                                               6.25%         6.75%
     Rate of compensation increase                                               3.75          3.75
     ----------------------------------------------------------------------------------------------

     Net periodic benefit costs for the years ended December31, 2003 and 2002 were as follows:

     (MILLIONS)                                                               2003         2002
     ----------------------------------------------------------------------------------------------
     Service cost                                                          $       --    $       --
     Interest cost                                                         $      6.9           6.8
     Net actuarial (gain) loss recognized in the year                             0.9            --
     Unrecognized past service cost recognized in year                            0.2          (0.3)
     The effect of any curtailment or settlement                                   --          (2.6)
     ----------------------------------------------------------------------------------------------
     Net periodic benefit cost                                             $      8.0    $      3.9
     ==============================================================================================

     POST-RETIREMENT BENEFITS

     In addition to providing pension benefits, the Company, in conjunction with ING, provides certain health care and life insurance benefits for retired employees and certain agents, including certain Career Agents. Generally, retired employees and eligible Career Agents pay a portion of the cost of these post-retirement benefits, usually based on their years of service with the Company. The amount a retiree or eligible Career Agent pays for such coverage is subject to change in the future.

     The following tables summarize the benefit obligations and the funded status for retired employees' and retired agents' post-retirement health care benefits over the years ended December 31, 2003 and 2002:

     (MILLIONS)                                                               2003          2002
     ----------------------------------------------------------------------------------------------
     Change in Benefit Obligation:
       Defined Benefit Obligation, January 1                               $     23.7    $     25.4
       Service cost                                                               0.8           0.5
       Interest cost                                                              1.7           1.5
       Benefits paid                                                             (1.3)         (1.2)
       Plan amendments                                                             --          (6.5)
       Actuarial loss on obligation                                               4.8           4.0
     ----------------------------------------------------------------------------------------------
       Defined Benefit Obligation, December 31                                   29.7          23.7

     Funded status:
       Funded status at December 31                                             (29.7)        (23.7)
       Unrecognized losses                                                        9.9           5.4
       Unrecognized past service cost                                            (3.2)         (3.6)
     ----------------------------------------------------------------------------------------------
     Net amount recognized                                                 $    (23.0)   $    (21.9)
     ==============================================================================================

     The medical health care trend rate was 10% for 2004, gradually decreasing to 5.0% by 2009. Increasing the health care trend by 1% would increase the benefit obligation by $3.3 million as of December 31, 2003. Decreasing the health care trend rate by 1% would decrease the benefit obligation by $2.9 million as of December 31, 2003.

     Net periodic benefit costs were as follows:

     (Millions)                                                               2003          2002
     ----------------------------------------------------------------------------------------------
     Service cost                                                          $      0.8    $      0.5
     Interest cost                                                                1.7           1.5
     Net actuarial loss recognized in the year                                    0.4            --
     Past service cost--unrecognized psc recognized in year                        --          (2.9)
     Past service cost--recognized this year                                     (0.5)           --
     ----------------------------------------------------------------------------------------------
     Net periodic benefit cost                                             $      2.4    $     (0.9)
     ==============================================================================================

10.  RELATED PARTY TRANSACTIONS

     INVESTMENT ADVISORY AND OTHER FEES

     ILIAC serves as investment advisor to certain variable funds used in Company products (collectively, the "Company Funds"). The Company Funds pay ILIAC, as investment advisor, a daily fee which, on an annual basis, ranged, depending on the Fund, from 0.5% to 1.0% of their average daily net assets. Each of the Company Funds managed by ILIAC are subadvised by investment advisors, in which case ILIAC pays a subadvisory fee to the investment advisors, which may include affiliates. The Company is also compensated by the separate accounts for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the separate accounts pay the Company a daily fee, which, on an annual basis is, depending on the product, up to 3.4% of their average daily net assets. The amount of compensation and fees received from affiliated mutual funds and separate accounts, amounted to $201.4 million (excludes fees paid to Aeltus), $391.8 million (includes fees paid to Aeltus through February 28, 2002 when IA Holdco, Aeltus' parent, ceased to be a subsidiary of ILIAC) and $421.7 million in 2003, 2002 and 2001, respectively.

     RECIPROCAL LOAN AGREEMENT

     ILIAC maintains a reciprocal loan agreement with ING AIH, an indirect wholly-owned subsidiary of ING and affiliate to ILIAC, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which became effective in June 2001 and expires on April 1, 2011, ILIAC and ING AIH can borrow up to 3% of ILIAC's statutory admitted assets as of the preceding December 31 from one another. Interest on any ILIAC borrowings is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, ILIAC incurred interest expense of $0.1 million for the years ended December 31, 2003, 2002 and 2001, respectively, and earned interest income of $0.9 million, $2.1 million and $3.3 million for the years ended December 31, 2003, 2002 and 2001, respectively. At December 31, 2003, ILIAC had a $41.4 million receivable from ING AIH under this agreement. At December 2002, the Company had no receivables under this agreement.

     CAPITAL TRANSACTIONS

     In 2003, the Company received $230.0 million in cash capital contributions from Lion. In 2002, the Company received capital contributions in the form of investments in affiliated mutual funds of $164.3 million from HOLDCO.

     OTHER

     Premiums due and other receivables include $0.1 million due from affiliates at December 31, 2003 and 2002. Other liabilities include $92.3 million and $3.5 million due to affiliates for the years ended December 31, 2003 and 2002, respectively.

11.  REINSURANCE

     At December 31, 2003, the Company had reinsurance treaties with six unaffiliated reinsurers and one affiliated reinsurer covering a significant portion of the mortality risks and guaranteed death and living benefits under its variable contracts. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

     On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1 billion in cash. The transaction is generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to policyholders.

     Effective January 1, 1998, 90% of the mortality risk on substantially all individual universal life product business written from June 1, 1991 through October 31, 1997 was reinsured externally. Beginning November 1, 1997, 90% of new business written on these products was reinsured externally. Effective October 1, 1998 this agreement was assigned from the third party reinsurer to Lincoln.

     Effective December 31, 1988, the Company entered into a modified coinsurance reinsurance agreement ("MODCO") with Aetna Life Insurance Company ("Aetna Life"), (formerly an affiliate of the Company), in which substantially all of the nonparticipating individual life and annuity business written by Aetna Life prior to 1981 was assumed by the Company. Effective January 1, 1997, this agreement was amended to transition (based on underlying investment rollover in Aetna Life) from a modified coinsurance arrangement to a coinsurance agreement. As a result of this change, reserves were ceded to the Company from Aetna Life as investment rollover occurred. Effective October 1, 1998, this agreement was fully transitioned to a coinsurance arrangement and this business along with the Company's direct individual life insurance business, with the exception of certain supplemental contracts with reserves of $63.8 million and $66.2 million as of December 31, 2003 and 2002, respectively, was sold to Lincoln.

     On December 16, 1988, the Company assumed $25.0 million of premium revenue from Aetna Life, for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $20.4 million and $19.6 million were maintained for this contract as of December 31, 2003 and 2002, respectively.

     The effect of reinsurance on premiums and recoveries was as follows:

                                                                  YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                                 DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
     (MILLIONS)                                                      2003          2002           2001
     ------------------------------------------------------------------------------------------------------
     Direct premiums                                             $       93.0   $       97.3   $      112.3
     Reinsurance assumed                                                 12.1            9.7            0.6
     Reinsurance ceded                                                    9.3            8.3           (1.3)
     ------------------------------------------------------------------------------------------------------
     Net premiums                                                        95.8           98.7          114.2
     ------------------------------------------------------------------------------------------------------
     Reinsurance recoveries                                      $      184.9   $      317.6   $      363.7
     ======================================================================================================

12.  COMMITMENTS AND CONTINGENT LIABILITIES

     LEASES

     For the years ended December 31, 2003, 2002 and 2001, rent expense for leases was $20.8 million, $18.1 million and $17.6 million, respectively. The future net minimum payments under noncancelable leases for the years ended December 31, 2004 through 2008 are estimated to be $17.2 million, $16.1 million, $14.6 million, $13.1 million, and $0.7 million, respectively, and $0.1 million thereafter. The Company pays substantially all expenses associated with its leased and subleased office properties. Expenses not paid directly by the Company are paid for by an affiliate and allocated back to the Company.

     COMMITMENTS

     Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31, 2003 and 2002, the Company had off-balance sheet commitments to purchase investments of $154.3 million with an estimated fair value of $154.3 million and $236.7 million with an estimated fair value of $236.7 million, respectively.

     LITIGATION

     The Company is a party to threatened or pending lawsuits arising from the normal conduct of business. Due to the climate in insurance and business litigation, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits will not have materially adverse effect on the Company's operations or financial position.

     OTHER REGULATORY MATTERS

     Like many financial services companies, certain U.S. affiliates of ING Groep N.V. have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. ING has cooperated fully with each request.

     In addition to responding to regulatory requests, ING management initiated an internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review has been to identify whether there have been any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. This internal review is being conducted by independent special counsel and auditors. Additionally, ING reviewed its controls and procedures in a continuing effort to deter improper frequent trading in ING products. ING's internal reviews related to mutual fund trading are continuing.

     The internal review has identified several arrangements allowing third parties to engage in frequent trading of mutual funds within our variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Most of the identified arrangements were initiated prior to ING's acquisition of the businesses in question. In each arrangement identified, ING has terminated the inappropriate trading, taken steps to discipline or terminate employees who were involved, and modified policies and procedures to deter inappropriate activity. While the review is not completed, management believes the activity identified does not represent a systemic problem in the businesses involved.

     These instances included agreements (initiated in 1998) that permitted one variable life insurance customer of Reliastar Life Insurance Company ("Reliastar") to engage in frequent trading, and to submit orders until 4pm Central Time, instead of 4pm Eastern Time. Reliastar was acquired by ING in 2000. The late trading arrangement was immediately terminated when current senior management became aware of it in 2002. ING believes that no profits were realized by the customer from the late trading aspect of the arrangement.

     In addition, the review has identified five arrangements that allowed frequent trading of funds within variable insurance products issued by Reliastar and by ING USA Annuity & Life Insurance Company; and in certain ING Funds. ING entities did not receive special benefits in return for any of these arrangements, which have all been terminated. The internal review also identified two investment professionals who engaged in improper frequent trading in ING Funds.

     ING will reimburse any ING Fund or its shareholders affected by inappropriate trading for any profits that accrued to any person who engaged in improper frequent trading for which ING is responsible. Management believes that the total amount of such reimbursements will not be material to ING or its U.S. business.

13.  SEGMENT INFORMATION

     The Company's realignment of Worksite Products and Individual Products operating segments into one reporting segment (USFS) is reflected in the restated summarized financial information for December 31, 2003 and 2002 in the table below. Effective with the third quarter of 2002, items that were previously not allocated back to USFS but reported in Other are now allocated to USFS and reported in the restated financial information for the periods ending December 31, 2003 and 2002.

     Summarized financial information for the Company's principal operations for December 31, were as follows:

                                                                                    NON-OPERATING SEGMENTS
                                                                 ----------------------------------------------------------
                                                                                  INVESTMENT
                                                                                  MANAGEMENT
     (MILLIONS)                                                    USFS (1)      SERVICES (2)     OTHER (3)       TOTAL
     ----------------------------------------------------------------------------------------------------------------------
     2003
     Revenues from external customers                            $      480.1    $         --   $         --   $      480.1
     Net investment income                                              919.1                                         919.1
     ----------------------------------------------------------------------------------------------------------------------
     Total revenue excluding net realized
       capital gains                                             $    1,399.2    $         --   $         --   $    1,399.2
     ======================================================================================================================
     Operating earnings (4)                                      $      112.7    $         --   $         --   $      112.7
     Net realized capital gains, net of tax                              41.9              --             --           41.9
     ----------------------------------------------------------------------------------------------------------------------
     Net income                                                  $      154.6    $         --   $         --   $      154.6
     ======================================================================================================================

     2002
     Revenues from external customers                            $      507.2    $       19.2   $       (9.5)  $      516.9
     Net investment income                                              959.2             0.2            0.1          959.5
     ----------------------------------------------------------------------------------------------------------------------
     Total revenue excluding net realized
       capital gains (losses)                                    $    1,466.4    $       19.4   $       (9.4)  $    1,476.4
     ======================================================================================================================
     Operating earnings (4)                                      $      121.1    $        4.7   $         --   $      125.8
     Cumulative effect of accounting change                      $   (2,412.1)             --             --       (2,412.1)
     Net realized capital losses, net of tax                            (58.3)             --             --          (58.3)
     ----------------------------------------------------------------------------------------------------------------------
     Net income (loss)                                           $   (2,349.3)   $        4.7   $         --   $   (2,344.6)
     ======================================================================================================================

     (1) USFS includes deferred annuity contracts that fund defined contribution and deferred compensation plans, immediate annuity contracts; mutual funds; distribution services for annuities and mutual funds; programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services along with a variety of investment options; wrapper agreements containing certain benefit responsive guarantees that are entered into with retirement plans, whose assets are not invested with the Company; investment advisory services and pension plan administrative services. USFS also includes deferred and immediate annuity contracts, both qualified and nonqualified, that are sold to individuals and provide variable or fixed investment options or a combination of both.
     (2) Investment Management Services include: investment advisory services to affiliated and unaffiliated institutional and retail clients; underwriting; distribution for Company mutual funds and a former affiliate's separate ccounts; and trustee, administrative and other services to retirement plans. On February 28, 2002, IA Holdco and its subsidiaries, which comprised this segment, were distributed to HOLDCO (refer to Note 1).
     (3) Other includes consolidating adjustments between USFS and Investment Management Services.
     (4) Operating earnings is comprised of net income (loss) excluding net realized capital gains and losses. While operating earnings is the measure of profit or loss used by the Company's management when assessing performance or making operating decisions, it does not replace net income as a measure of profitability.

QUARTERLY DATA (UNAUDITED)

Restatement of Financial Information: During the quarterly period ended June 30, 2003, the Company incorrectly recorded investment income and realized capital gains related to Separate Accounts. The Company noted the effect of this error during the compilation of the December 31, 2003 financial statements and made the appropriate changes to the quarterly periods ended June 30, 2003 and September 30, 2003.

The following tables show the previously reported and restated amounts for each of the periods affected.

     AS REPORTED
     2003 (MILLIONS)                                                FIRST           SECOND         THIRD          FOURTH
     ----------------------------------------------------------------------------------------------------------------------
     Total revenue                                               $      359.2    $      383.6   $      362.4   $      358.5
     ----------------------------------------------------------------------------------------------------------------------
     Income from continuing operations
       before income taxes                                               17.5           111.5           33.2           53.5
     Income tax expense                                                   5.1            36.2            3.3           16.5
     ----------------------------------------------------------------------------------------------------------------------
     Income from continuing operations                                   12.4            75.3           29.9           37.0
     ----------------------------------------------------------------------------------------------------------------------
     Net income                                                  $       12.4    $       75.3   $       29.9   $       37.0
     ======================================================================================================================
     AS RESTATED
     2003 (MILLIONS)                                                FIRST           SECOND*        THIRD*         FOURTH
     ----------------------------------------------------------------------------------------------------------------------
     Total revenue                                               $      359.2    $      381.3   $      354.7   $      368.5
     ----------------------------------------------------------------------------------------------------------------------
     Income from continuing operations
       before income taxes                                               17.5           109.2           25.5           63.5
     Income tax expense                                                   5.1            35.4            0.6           20.0
     ----------------------------------------------------------------------------------------------------------------------
     Income from continuing operations                                   12.4            73.8           24.9           43.5
     ----------------------------------------------------------------------------------------------------------------------
     Net income                                                  $       12.4    $       73.8   $       24.9   $       43.5
     ======================================================================================================================
     2002 (MILLIONS)                                                FIRST           SECOND         THIRD          FOURTH
     ----------------------------------------------------------------------------------------------------------------------
     Total revenue                                               $      363.5    $      351.3   $      349.8   $      310.8
     ----------------------------------------------------------------------------------------------------------------------
     Income (loss) from continuing operations
       before income taxes                                               44.1            39.3          (23.1)          25.8
     Income tax expense (benefit)                                        15.2            12.9           (9.9)           0.4
     ----------------------------------------------------------------------------------------------------------------------
     Income (loss) from continuing operations                            28.9            26.4          (13.2)          25.4
     ----------------------------------------------------------------------------------------------------------------------
     Cumulative effect of change in accounting
       principle                                                     (2,412.1)             --             --             --
     ----------------------------------------------------------------------------------------------------------------------
     Net income (loss)                                           $   (2,383.2)   $       26.4   $      (13.2)  $       25.4
     ======================================================================================================================

* Restated

FINANCIAL STATEMENTS
ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
YEAR ENDED DECEMBER 31, 2003
WITH REPORT OF INDEPENDENT AUDITORS

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                              FINANCIAL STATEMENTS
                          YEAR ENDED DECEMBER 31, 2003

                                    CONTENTS

Report of Independent Auditors                                                 1

Audited Financial Statements

Statements of Assets and Liabilities                                           3
Statements of Operations                                                      22
Statements of Changes in Net Assets                                           42
Notes to Financial Statements                                                 66

                         REPORT OF INDEPENDENT AUDITORS

The Board of Directors and Participants
ING Life Insurance and Annuity Company

We have audited the accompanying statements of assets and liabilities of ING Life Insurance and Annuity Company Variable Annuity Account C (the "Account") as of December 31, 2003, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

AIM Variable Insurance Funds:
  AIM V.I. Capital Appreciation Fund-Series I
  AIM V.I. Core Equity Fund-Series I
  AIM V.I. Growth Fund-Series I
  AIM V.I. Premier Equity Fund-Series I
American Century(R) Income & Growth Fund-Advisor Class
Baron Growth Fund
Calvert Variable Series, Inc.:
  Calvert Social Balanced Portfolio
Chapman DEM(R) Equity Fund-Institutional Shares
Evergreen Special Values Fund-Class A
Fidelity(R) Variable Insurance Products:
  Fidelity(R) VIP ASSET MANAGER(SM) Portfolio-Initial Class Fidelity(R) VIP Contrafund(R) Portfolio-Initial Class Fidelity(R) VIP Equity-Income Portfolio-Initial Class Fidelity(R) VIP Growth Portfolio-Initial Class
  Fidelity(R) VIP High Income Portfolio-Initial Class Fidelity(R) VIP Index 500 Portfolio-Initial Class
  Fidelity(R) VIP Overseas Portfolio-Initial Class
Franklin Templeton Variable Insurance Products Trust:
  Franklin Small Cap Value Securities Fund-Class 2
The Growth Fund of America(R) - Class A
ING GET Funds:
  ING GET Fund - Series D
ING GET Fund - Series E
  ING GET Fund - Series G
  ING GET Fund - Series H
  ING GET Fund - Series I
  ING GET Fund - Series J
  ING GET Fund - Series K
  ING GET Fund - Series L
  ING GET Fund - Series Q
  ING GET Fund - Series S
ING VP Balanced Portfolios, Inc. - Class R
ING VP Bond Portfolio-Class R
ING VP Emerging Markets Fund
ING VP Money Market Portfolio-Class R
ING VP Natural Resources Trust
ING Investors Trust:
  ING MFS Total Return Portfolio - Service
  ING T. Rowe Price Equity Income - Service
ING Partners, Inc.:
  ING DSI Enhanced Index Portfolio-Service Class
  ING Alger Aggressive Growth Portfolio-Initial Class
  ING Alger Aggressive Growth Portfolio-Service Class
  ING Alger Growth Portfolio-Service Class
  ING American Century Small Cap Value Portfolio-Service Class ING Baron Small Cap Growth Portfolio-Service Class
  ING Goldman Sachs(R) Capital Growth Portfolio-Service Class ING JPMorgan Mid Cap Value Portfolio-Service Class
  ING MFS Capital Opportunities Portfolio-Initial Class
  ING MFS Global Growth Portfolio-Service Class
  ING MFS Research Equity Portfolio-Initial Class
  ING OpCap Balanced Value Portfolio-Service Class
  ING PIMCO Total Return Portfolio-Service Class
  ING Salomon Brothers Aggressive Growth Portfolio-Initial Class ING Salomon Brothers Fundamental Value Portfolio-Service Class ING Salomon Brother Investors Value Portfolio-Service Class ING T. Rowe Price Growth Equity Portfolio-Initial Class
  ING UBS Tactical Asset Allocation Portfolio-Service Class
  ING Van Kampen Comstock Portfolio-Service Class

ING Strategic Allocation Portfolios, Inc.:
  ING VP Strategic Allocation Balanced Portfolio-Class R
  ING VP Strategic Allocation Growth Portfolio-Class R
  ING VP Strategic Allocation Income Portfolio-Class R
ING Variable Funds:
  ING VP Growth and Income Portfolio-Class R
ING Variable Insurance Trust:
  ING GET US Core Portfolio - Series 1
  ING GET US Core Portfolio - Series 2
  ING GET US Core Portfolio - Series 3
ING Variable Portfolios, Inc.:
  ING VP Technology Portfolio-Class R
  ING VP Growth Portfolio-Class R
  ING VP Index Plus LargeCap Portfolio-Class R
  ING VP Index Plus MidCap Portfolio-Class R
  ING VP Index Plus SmallCap Portfolio-Class R
  ING VP International Equity Portfolio-Class R
  ING VP Small Company Portfolio-Class R
  ING VP Value Opportunity Portfolio-Class R
ING Variable Products Trust:
  ING VP Growth Opportunities Portfolio-Class R
  ING VP International Value Portfolio-Class R
  ING VP MagnaCap Portfolio-Class R
  ING VP MidCap Opportunities Portfolio-Class R
  ING VP SmallCap Opportunities Portfolio-Class R
Janus Aspen Series:
  Janus Aspen Balanced Portfolio-Institutional Shares
  Janus Aspen Capital Appreciation Portfolio-Service Shares Janus Aspen Flexible Income Portfolio-Institutional Shares Janus Aspen Growth Portfolio-Institutional Shares
  Janus Aspen Mid Cap Growth Portfolio-Institutional Shares Janus Aspen Worldwide Growth Portfolio-Institutional Shares
Janus Twenty Fund
Lord Abbett Series Fund, Inc.:
  Lord Abbett Growth and Income Portfolio - Class VC
  Lord Abbett Mid-Cap Value Fund-Class A
  Lord Abbett Mid-Cap Value Portfolio - Class VC
MFS(R) Variable Insurance Trust(SM):
  MFS(R) Total Return Series-Initial Class
Oppenheimer Developing Markets Fund - Class A
Oppenheimer Variable Account Funds:
  Oppenheimer Aggressive Growth Fund/VA
  Oppenheimer Global Securities Fund/VA
  Oppenheimer Main Street(R) Fund/VA
  Oppenheimer Strategic Bond Fund/VA
Pax World Balanced Fund, Inc.
Pioneer Variable Contracts Trust:
  Pioneer Equity Income VCT Portfolio-Class I
  Pioneer Fund VCT Portfolio-Class I
  Pioneer Mid Cap Value VCT Portfolio-Class I
Templeton Foreign Fund, Inc.- Class A

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Divisions comprising the ING Life Insurance and Annuity Company Variable Annuity Account C at December 31, 2003, and the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP

Atlanta, Georgia
March 15, 2004

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                                                                     AMERICAN
                                                  AIM V.I.                                          AIM V.I.        CENTURY(R)
                                                  CAPITAL         AIM V.I.         AIM V.I.         PREMIER          INCOME
                                               APPRECIATION     CORE EQUITY         GROWTH           EQUITY         & GROWTH
                                              --------------   --------------   --------------   --------------   --------------
ASSETS
Investments in mutual funds
   at fair value                              $       20,562   $       42,522   $       17,055   $       21,041   $        2,491
                                              --------------   --------------   --------------   --------------   --------------

Total assets                                          20,562           42,522           17,055           21,041            2,491

Net assets                                    $       20,562   $       42,522   $       17,055   $       21,041   $        2,491
                                              ==============   ==============   ==============   ==============   ==============

NET ASSETS
Accumulation units                            $       20,562   $       42,522   $       17,055   $       21,037   $        2,491
Contracts in payout (annuitization)
   period                                                  -                -                -                4                -
                                              --------------   --------------   --------------   --------------   --------------

Total net assets                              $       20,562   $       42,522   $       17,055   $       21,041   $        2,491
                                              ==============   ==============   ==============   ==============   ==============

Total number of shares                               966,236        2,030,678        1,150,021        1,040,094           89,983
                                              ==============   ==============   ==============   ==============   ==============

Cost of shares                                $       24,344   $       53,160   $       21,782   $       24,821   $        2,154
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                                                   FIDELITY(R)
                                                                    CALVERT        EVERGREEN           VIP          FIDELITY(R)
                                                   BARON            SOCIAL          SPECIAL           ASSET             VIP
                                                  GROWTH           BALANCED         VALUES        MANAGER(SM)      CONTRAFUND(R)
                                              --------------   --------------   --------------   --------------   --------------
ASSETS
Investments in mutual funds
   at fair value                              $            -   $       60,576   $       17,138   $       21,727   $      564,372
                                              --------------   --------------   --------------   --------------   --------------

Total assets                                               -           60,576           17,138           21,727          564,372

Net assets                                    $            -   $       60,576   $       17,138   $       21,727   $      564,372
                                              ==============   ==============   ==============   ==============   ==============

NET ASSETS
Accumulation units                            $            -   $       60,576   $       17,138   $       21,727   $      564,372
Contracts in payout (annuitization)
   period                                                  -                -                -                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total net assets                              $            -   $       60,576   $       17,138   $       21,727   $      564,372
                                              ==============   ==============   ==============   ==============   ==============

Total number of shares                                     8       34,457,160          711,695        1,502,589       24,400,002
                                              ==============   ==============   ==============   ==============   ==============

Cost of shares                                $            -   $       67,265   $       14,196   $       23,497   $      511,222
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                                  FIDELITY(R)
                                                FIDELITY(R)       FIDELITY(R)         VIP          FIDELITY(R)      FIDELITY(R)
                                                VIP EQUITY-           VIP            HIGH              VIP              VIP
                                                  INCOME            GROWTH          INCOME          INDEX 500        OVERSEAS
                                              --------------   --------------   --------------   --------------   --------------
ASSETS
Investments in mutual funds
   at fair value                              $      327,820   $      380,196   $        7,292   $      101,046   $       30,341
                                              --------------   --------------   --------------   --------------   --------------

Total assets                                         327,820          380,196            7,292          101,046           30,341

Net assets                                    $      327,820   $      380,196   $        7,292   $      101,046   $       30,341
                                              ==============   ==============   ==============   ==============   ==============

NET ASSETS
Accumulation units                            $      327,820   $      380,196   $        7,199   $      101,046   $       30,341
Contracts in payout (annuitization)
   period                                                  -                -               93                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total net assets                              $      327,820   $      380,196   $        7,292   $      101,046   $       30,341
                                              ==============   ==============   ==============   ==============   ==============

Total number of shares                            14,142,368       12,248,574        1,049,155          801,126        1,946,203
                                              ==============   ==============   ==============   ==============   ==============

Cost of shares                                $      317,751   $      492,174   $        7,056   $      109,823   $       27,651
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                 FRANKLIN
                                                 SMALL CAP         ING GET         ING GET          ING GET          ING GET
                                                   VALUE            FUND -          FUND -           FUND -           FUND -
                                                SECURITIES         SERIES D        SERIES E         SERIES G         SERIES H
                                              --------------   --------------   --------------   --------------   --------------
ASSETS
Investments in mutual funds
   at fair value                              $       15,883   $      152,769   $       79,656   $       23,831   $       18,535
                                              --------------   --------------   --------------   --------------   --------------

Total assets                                          15,883          152,769           79,656           23,831           18,535

Net assets                                    $       15,883   $      152,769   $       79,656   $       23,831   $       18,535
                                              ==============   ==============   ==============   ==============   ==============

NET ASSETS
Accumulation units                            $       15,883   $      152,769   $       79,656   $       23,831   $       18,535
Contracts in payout (annuitization)
   period                                                  -                -                -                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total net assets                              $       15,883   $      152,769   $       79,656   $       23,831   $       18,535
                                              ==============   ==============   ==============   ==============   ==============

Total number of shares                             1,253,630       16,677,788        8,211,949        2,426,749        1,846,101
                                              ==============   ==============   ==============   ==============   ==============

Cost of shares                                $       14,060   $      165,629   $       82,250   $       24,361   $       18,667
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                 ING GET           ING GET         ING GET          ING GET          ING GET
                                                  FUND -            FUND -          FUND -           FUND -           FUND -
                                                 SERIES I          SERIES J        SERIES K         SERIES L         SERIES Q
                                              --------------   --------------   --------------   --------------   --------------
ASSETS
Investments in mutual funds
   at fair value                              $        1,092   $          386   $        1,736   $        1,049   $        4,385
                                              --------------   --------------   --------------   --------------   --------------

Total assets                                           1,092              386            1,736            1,049            4,385

Net assets                                    $        1,092   $          386   $        1,736   $        1,049   $        4,385
                                              ==============   ==============   ==============   ==============   ==============

NET ASSETS
Accumulation units                            $        1,092   $          386   $        1,736   $        1,049   $        4,385
Contracts in payout (annuitization)
   period                                                  -                -                -                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total net assets                              $        1,092   $          386   $        1,736   $        1,049   $        4,385
                                              ==============   ==============   ==============   ==============   ==============

Total number of shares                               108,453           38,653          170,525          103,788          415,218
                                              ==============   ==============   ==============   ==============   ==============

Cost of shares                                $        1,095   $          389   $        1,724   $        1,046   $        4,156
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                 ING GET                                             ING VP           ING VP
                                                  FUND -            ING VP          ING VP          EMERGING           MONEY
                                                 SERIES S          BALANCED          BOND            MARKETS          MARKET
                                              --------------   --------------   --------------   --------------   --------------
ASSETS
Investments in mutual funds
   at fair value                              $       32,661   $      659,370   $      408,185   $        8,172   $      257,477
                                              --------------   --------------   --------------   --------------   --------------

Total assets                                          32,661          659,370          408,185            8,172          257,477

Net assets                                    $       32,661   $      659,370   $      408,185   $        8,172   $      257,477
                                              ==============   ==============   ==============   ==============   ==============

NET ASSETS
Accumulation units                            $       32,661   $      633,395   $      401,878   $        8,172   $      257,358
Contracts in payout (annuitization)
   period                                                  -           25,975            6,307                -              119
                                              --------------   --------------   --------------   --------------   --------------

Total net assets                              $       32,661   $      659,370   $      408,185   $        8,172   $      257,477
                                              ==============   ==============   ==============   ==============   ==============

Total number of shares                             3,066,746       52,749,610       28,846,973        1,241,948       19,901,635
                                              ==============   ==============   ==============   ==============   ==============

Cost of shares                                $       30,731   $      768,131   $      380,609   $        7,610   $      256,679
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                                     ING
                                                                                    T. ROWE                          ING ALGER
                                                  ING VP           ING MFS           PRICE           ING DSI        AGGRESSIVE
                                                  NATURAL           TOTAL           EQUITY          ENHANCED         GROWTH -
                                                 RESOURCES         RETURN           INCOME            INDEX        INITIAL CLASS
                                              --------------   --------------   --------------   --------------   --------------
ASSETS
Investments in mutual funds
   at fair value                              $       13,971   $        8,289   $        2,143   $          800   $           16
                                              --------------   --------------   --------------   --------------   --------------

Total assets                                          13,971            8,289            2,143              800               16

Net assets                                    $       13,971   $        8,289   $        2,143   $          800   $           16
                                              ==============   ==============   ==============   ==============   ==============

NET ASSETS
Accumulation units                            $       13,971   $        8,289   $        2,143   $          800   $           16
Contracts in payout (annuitization)
   period                                                  -                -                -                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total net assets                              $       13,971   $        8,289   $        2,143   $          800   $           16
                                              ==============   ==============   ==============   ==============   ==============

Total number of shares                               883,117          481,618          176,777          100,543            2,223
                                              ==============   ==============   ==============   ==============   ==============

Cost of shares                                $       10,782   $        7,886   $        1,976   $          717   $           13
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                 ING ALGER                            ING
                                                AGGRESSIVE                         AMERICAN                         ING GOLDMAN
                                                 GROWTH -                           CENTURY         ING BARON        SACHS(R)
                                                  SERVICE         ING ALGER          SMALL          SMALL CAP         CAPITAL
                                                   CLASS           GROWTH          CAP VALUE         GROWTH           GROWTH
                                              --------------   --------------   --------------   --------------   --------------
ASSETS
Investments in mutual funds
   at fair value                              $        9,420   $        2,194   $        6,307   $       15,257   $          827
                                              --------------   --------------   --------------   --------------   --------------

Total assets                                           9,420            2,194            6,307           15,257              827

Net assets                                    $        9,420   $        2,194   $        6,307   $       15,257   $          827
                                              ==============   ==============   ==============   ==============   ==============

NET ASSETS
Accumulation units                            $        9,420   $        2,194   $        6,307   $       15,257   $          827
Contracts in payout (annuitization)
   period                                                  -                -                -                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total net assets                              $        9,420   $        2,194   $        6,307   $       15,257   $          827
                                              ==============   ==============   ==============   ==============   ==============

Total number of shares                             1,279,863          247,919          586,156        1,305,134           79,785
                                              ==============   ==============   ==============   ==============   ==============

Cost of shares                                $        8,616   $        1,959   $        5,376   $       12,964   $          728
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                    ING              ING
                                                 JPMORGAN         JPMORGAN          ING MFS          ING MFS          ING MFS
                                                  FLEMING          MID CAP          CAPITAL          GLOBAL          RESEARCH
                                               INTERNATIONAL        VALUE        OPPORTUNITIES       GROWTH           EQUITY
                                              --------------   --------------   --------------   --------------   --------------
ASSETS
Investments in mutual funds
   at fair value                              $      126,504   $        3,999   $      151,497   $        1,294   $      128,075
                                              --------------   --------------   --------------   --------------   --------------

Total assets                                         126,504            3,999          151,497            1,294          128,075

Net assets                                    $      126,504   $        3,999   $      151,497   $        1,294   $      128,075
                                              ==============   ==============   ==============   ==============   ==============

NET ASSETS
Accumulation units                            $      126,498   $        3,999   $      151,266   $        1,294   $      128,075
Contracts in payout (annuitization)
   period                                                  6                -              231                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total net assets                              $      126,504   $        3,999   $      151,497   $        1,294   $      128,075
                                              ==============   ==============   ==============   ==============   ==============

Total number of shares                            12,082,527          336,364        6,257,616          116,961       16,986,069
                                              ==============   ==============   ==============   ==============   ==============

Cost of shares                                $      107,313   $        3,488   $      258,749   $        1,183   $      172,841
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                    ING              ING          ING SALOMON      ING SALOMON      ING SALOMON
                                                   OPCAP            PIMCO          BROTHERS         BROTHERS         BROTHERS
                                                 BALANCED           TOTAL         AGGRESSIVE       FUNDAMENTAL       INVESTORS
                                                   VALUE           RETURN           GROWTH            VALUE            VALUE
                                              --------------   --------------   --------------   --------------   --------------
ASSETS
Investments in mutual funds
   at fair value                              $        9,183   $       31,227   $      239,784   $        9,414   $        4,019
                                              --------------   --------------   --------------   --------------   --------------

Total assets                                           9,183           31,227          239,784            9,414            4,019

Net assets                                    $        9,183   $       31,227   $      239,784   $        9,414   $        4,019
                                              ==============   ==============   ==============   ==============   ==============

NET ASSETS
Accumulation units                            $        9,183   $       31,227   $      239,706   $        9,414   $        4,019
Contracts in payout (annuitization)
   period                                                  -                -               78                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total net assets                              $        9,183   $       31,227   $      239,784   $        9,414   $        4,019
                                              ==============   ==============   ==============   ==============   ==============

Total number of shares                               747,178        2,943,135        6,585,667          567,465          309,651
                                              ==============   ==============   ==============   ==============   ==============

Cost of shares                                $        8,473   $       31,781   $      321,684   $        8,518   $        3,462
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                  ING T.
                                                   ROWE            ING UBS                           ING VP           ING VP
                                                   PRICE          TACTICAL          ING VAN         STRATEGIC        STRATEGIC
                                                  GROWTH            ASSET           KAMPEN         ALLOCATION       ALLOCATION
                                                  EQUITY         ALLOCATION        COMSTOCK         BALANCED          GROWTH
                                              --------------   --------------   --------------   --------------   --------------
ASSETS
Investments in mutual funds
   at fair value                              $      246,603   $          911   $       32,018   $       58,446   $       69,833
                                              --------------   --------------   --------------   --------------   --------------

Total assets                                         246,603              911           32,018           58,446           69,833

Net assets                                    $      246,603   $          911   $       32,018   $       58,446   $       69,833
                                              ==============   ==============   ==============   ==============   ==============

NET ASSETS
Accumulation units                            $      246,311   $          911   $       32,018   $       58,388   $       69,833
Contracts in payout (annuitization)
   period                                                292                -                -               58                -
                                              --------------   --------------   --------------   --------------   --------------

Total net assets                              $      246,603   $          911   $       32,018   $       58,446   $       69,833
                                              ==============   ==============   ==============   ==============   ==============

Total number of shares                             5,437,777           30,092        3,026,273        4,573,208        5,242,745
                                              ==============   ==============   ==============   ==============   ==============

Cost of shares                                $      259,424   $          799   $       28,419   $       60,200   $       73,469
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                  ING VP
                                                STRATEGIC          ING VP          ING GET          ING GET          ING GET
                                                ALLOCATION       GROWTH AND       US CORE -        US CORE -        US CORE -
                                                  INCOME           INCOME          SERIES 1         SERIES 2         SERIES 3
                                              --------------   --------------   --------------   --------------   --------------
ASSETS
Investments in mutual funds
   at fair value                              $       33,837   $    2,310,967   $        2,378   $       20,639   $          207
                                              --------------   --------------   --------------   --------------   --------------

Total assets                                          33,837        2,310,967            2,378           20,639              207

Net assets                                    $       33,837   $    2,310,967   $        2,378   $       20,639   $          207
                                              ==============   ==============   ==============   ==============   ==============

NET ASSETS
Accumulation units                            $       33,698   $    2,142,872   $        2,378   $       20,639   $          207
Contracts in payout (annuitization)
   period                                                139          168,095                -                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total net assets                              $       33,837   $    2,310,967   $        2,378   $       20,639   $          207
                                              ==============   ==============   ==============   ==============   ==============

Total number of shares                             2,748,754      126,420,525          229,738        2,047,524           20,661
                                              ==============   ==============   ==============   ==============   ==============

Cost of shares                                $       33,481   $    3,772,555   $        2,299   $       20,485   $          207
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                                    ING VP           ING VP           ING VP
                                                  ING VP           ING VP         INDEX PLUS       INDEX PLUS       INDEX PLUS
                                                TECHNOLOGY         GROWTH          LARGECAP          MIDCAP          SMALLCAP
                                              --------------   --------------   --------------   --------------   --------------
ASSETS
Investments in mutual funds
   at fair value                              $       47,295   $       95,972   $      503,421   $      233,761   $       93,931
                                              --------------   --------------   --------------   --------------   --------------

Total assets                                          47,295           95,972          503,421          233,761           93,931

Net assets                                    $       47,295   $       95,972   $      503,421   $      233,761   $       93,931
                                              ==============   ==============   ==============   ==============   ==============

NET ASSETS
Accumulation units                            $       47,295   $       95,758   $      501,649   $      233,761   $       93,931
Contracts in payout (annuitization)
   period                                                  -              214            1,772                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total net assets                              $       47,295   $       95,972   $      503,421   $      233,761   $       93,931
                                              ==============   ==============   ==============   ==============   ==============

Total number of shares                            12,220,890       10,747,109       37,180,316       14,946,379        6,947,575
                                              ==============   ==============   ==============   ==============   ==============

Cost of shares                                $       39,278   $      147,241   $      609,022   $      203,400   $       80,549
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                  ING VP           ING VP           ING VP           ING VP           ING VP
                                              INTERNATIONAL        SMALL            VALUE            GROWTH       INTERNATIONAL
                                                  EQUITY          COMPANY        OPPORTUNITY     OPPORTUNITIES        VALUE
                                              --------------   --------------   --------------   --------------   --------------
ASSETS
Investments in mutual funds
   at fair value                              $       11,933   $      167,432   $      133,176   $        1,297   $       32,591
                                              --------------   --------------   --------------   --------------   --------------

Total assets                                          11,933          167,432          133,176            1,297           32,591

Net assets                                    $       11,933   $      167,432   $      133,176   $        1,297   $       32,591
                                              ==============   ==============   ==============   ==============   ==============

NET ASSETS
Accumulation units                            $       11,867   $      167,123   $      133,176   $        1,297   $       32,591
Contracts in payout (annuitization)
   period                                                 66              309                -                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total net assets                              $       11,933   $      167,432   $      133,176   $        1,297   $       32,591
                                              ==============   ==============   ==============   ==============   ==============

Total number of shares                             1,580,545        9,578,465       11,024,519          259,971        2,960,108
                                              ==============   ==============   ==============   ==============   ==============

Cost of shares                                $       10,547   $      134,949   $      146,065   $        1,197   $       27,291
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                   ING VP           ING VP                          JANUS ASPEN
                                                  ING VP           MIDCAP          SMALLCAP       JANUS ASPEN        CAPITAL
                                                 MAGNACAP      OPPORTUNITIES    OPPORTUNITIES       BALANCED       APPRECIATION
                                              --------------   --------------   --------------   --------------   --------------
ASSETS
Investments in mutual funds
   at fair value                              $        1,571   $        4,191   $        8,045   $      385,094   $        3,177
                                              --------------   --------------   --------------   --------------   --------------

Total assets                                           1,571            4,191            8,045          385,094            3,177

Net assets                                    $        1,571   $        4,191   $        8,045   $      385,094   $        3,177
                                              ==============   ==============   ==============   ==============   ==============

NET ASSETS
Accumulation units                            $        1,571   $        4,191   $        8,045   $      385,094   $        3,177
Contracts in payout (annuitization)
   period                                                  -                -                -                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total net assets                              $        1,571   $        4,191   $        8,045   $      385,094   $        3,177
                                              ==============   ==============   ==============   ==============   ==============

Total number of shares                               177,738          681,398          545,064       16,757,771          153,645
                                              ==============   ==============   ==============   ==============   ==============

Cost of shares                                $        1,314   $        3,720   $        7,254   $      401,454   $        2,762
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                               JANUS ASPEN                        JANUS ASPEN      JANUS ASPEN
                                                 FLEXIBLE       JANUS ASPEN        MID CAP         WORLDWIDE          JANUS
                                                  INCOME           GROWTH           GROWTH           GROWTH           TWENTY
                                              --------------   --------------   --------------   --------------   --------------
ASSETS
Investments in mutual funds
   at fair value                              $       89,994   $      239,988   $      459,241   $      536,188   $          563
                                              --------------   --------------   --------------   --------------   --------------

Total assets                                          89,994          239,988          459,241          536,188              563

Net assets                                    $       89,994   $      239,988   $      459,241   $      536,188   $          563
                                              ==============   ==============   ==============   ==============   ==============

NET ASSETS

Accumulation units                            $       89,994   $      239,616   $      459,241   $      535,626   $          563
Contracts in payout (annuitization)
   period                                                  -              372                -              562
                                              --------------   --------------   --------------   --------------   --------------

Total net assets                              $       89,994   $      239,988   $      459,241   $      536,188   $          563
                                              ==============   ==============   ==============   ==============   ==============

Total number of shares                             7,205,263       12,479,870       21,459,840       20,766,366           15,563
                                              ==============   ==============   ==============   ==============   ==============

Cost of shares                                $       87,839   $      354,889   $      937,978   $      744,547   $          559
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                  LORD              LORD
                                                 ABBETT            ABBETT
                                                 GROWTH            MID-CAP         MFS(R)         OPPENHEIMER      OPPENHEIMER
                                                  AND              VALUE -         TOTAL           DEVELOPING       AGGRESSIVE
                                                 INCOME           CLASS VC         RETURN           MARKETS           GROWTH
                                              --------------   --------------   --------------   --------------   --------------
ASSETS
Investments in mutual funds
   at fair value                              $       50,532   $       28,509   $       58,033   $        6,248   $            4
                                              --------------   --------------   --------------   --------------   --------------

Total assets                                          50,532           28,509           58,033            6,248                4

Net assets                                    $       50,532   $       28,509   $       58,033   $        6,248   $            4
                                              ==============   ==============   ==============   ==============   ==============

NET ASSETS
Accumulation units                            $       50,532   $       28,509   $       58,033   $        6,248   $            -
Contracts in payout (annuitization)
   period                                                  -                -                -                -                4
                                              --------------   --------------   --------------   --------------   --------------

Total net assets                              $       50,532   $       28,509   $       58,033   $        6,248   $            4
                                              ==============   ==============   ==============   ==============   ==============

Total number of shares                             2,060,867        1,673,089        2,963,899          303,138              104
                                              ==============   ==============   ==============   ==============   ==============

Cost of shares                                $       43,484   $       24,473   $       53,271   $        5,835   $            4
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                               OPPENHEIMER                        OPPENHEIMER                         PIONEER
                                                  GLOBAL        OPPENHEIMER       STRATEGIC        PAX WORLD          EQUITY
                                                SECURITIES     MAIN STREET(R)        BOND           BALANCED          INCOME
                                              --------------   --------------   --------------   --------------   --------------
ASSETS
Investments in mutual funds
at fair value                                 $      251,043   $           32   $       32,607   $        3,605   $       10,691
                                              --------------   --------------   --------------   --------------   --------------

Total assets                                         251,043               32           32,607            3,605           10,691

Net assets                                    $      251,043   $           32   $       32,607   $        3,605   $       10,691
                                              ==============   ==============   ==============   ==============   ==============

NET ASSETS
Accumulation units                            $      251,043   $            -   $       32,599   $        3,605   $       10,691
Contracts in payout (annuitization)
   period                                                  -               32                8                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total net assets                              $      251,043   $           32   $       32,607   $        3,605   $       10,691
                                              ==============   ==============   ==============   ==============   ==============

Total number of shares                            10,009,688            1,654        6,456,746          174,340          590,971
                                              ==============   ==============   ==============   ==============   ==============

Cost of shares                                $      216,222   $           30   $       30,196   $        3,384   $        9,413
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                   PIONEER
                                                  PIONEER          MID CAP
                                                   FUND             VALUE
                                              --------------   --------------
ASSETS
Investments in mutual funds
   at fair value                              $        1,522   $       11,735
                                              --------------   --------------

Total assets                                           1,522           11,735

Net assets                                    $        1,522   $       11,735
                                              ==============   ==============

NET ASSETS
Accumulation units                            $        1,522   $       11,735
Contracts in payout (annuitization) period                 -                -
                                              --------------   --------------

Total net assets                              $        1,522   $       11,735
                                              ==============   ==============

Total number of shares                                81,385          573,254
                                              ==============   ==============

Cost of shares                                $        1,319   $       10,247
                                              ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                                                                     AMERICAN
                                                 AIM V.I.         AIM V.I.                          AIM V.I.        CENTURY(R)
                                                 CAPITAL            CORE           AIM V.I.         PREMIER           INCOME
                                               APPRECIATION        EQUITY           GROWTH           EQUITY          & GROWTH
                                              --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                  $            -   $          386   $            -   $           58   $           27
                                              --------------   --------------   --------------   --------------   --------------

Total investment income                                    -              386                -               58               27

Expenses:
   Mortality and expense risk and
     other charges                                       186              405              152              187               17
                                              --------------   --------------   --------------   --------------   --------------

Total expenses                                           186              405              152              187               17
                                              --------------   --------------   --------------   --------------   --------------

Net investment income (loss)                            (186)             (19)            (152)            (129)              10

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments               (3,465)          (2,551)          (2,355)          (1,545)              (1)
Capital gains distributions                                -                -                -                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total realized gain (loss) on investments
   and capital gains distributions                    (3,465)          (2,551)          (2,355)          (1,545)              (1)

Net unrealized appreciation
   (depreciation) of investments                       8,085           10,595            6,249            5,662              440
                                              --------------   --------------   --------------   --------------   --------------

Net increase (decrease) in net assets
   resulting from operations                  $        4,434   $        8,025   $        3,742   $        3,988   $          449
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                                                                    FIDELITY(R)
                                                                   CALVERT          CHAPMAN         EVERGREEN           VIP
                                                  BARON            SOCIAL           DEM(R)           SPECIAL           ASSET
                                                  GROWTH          BALANCED          EQUITY           VALUES         MANAGER(SM)
                                              --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                  $            -   $        1,073   $            -   $            -   $          694
                                              --------------   --------------   --------------   --------------   --------------

Total investment income                                    -            1,073                -                -              694

Expenses:
   Mortality and expense risk and
     other charges                                         -              553                -              118              199
                                              --------------   --------------   --------------   --------------   --------------

Total expenses                                             -              553                -              118              199
                                              --------------   --------------   --------------   --------------   --------------

Net investment income (loss)                               -              520                -             (118)             495

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments                    -             (538)               -             (267)            (405)
Capital gains distributions                                -                -                -                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total realized gain (loss) on investments
  and capital gains distributions                          -             (538)               -             (267)            (405)

Net unrealized appreciation
   (depreciation) of investments                           -            9,048                -            4,137            3,010
                                              --------------   --------------   --------------   --------------   --------------

Net increase (decrease) in net assets
   resulting from operations                  $            -   $        9,030   $            -   $        3,752   $        3,100
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                               FIDELITY(R)      FIDELITY(R)                        FIDELITY(R)      FIDELITY(R)
                                                   VIP          VIP EQUITY-       FIDELITY(R)        VIP HIGH           VIP
                                              CONTRAFUND(R)        INCOME         VIP GROWTH         INCOME         INDEX 500
                                              --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Income:
       Dividends                              $        1,892   $        4,318   $          797   $          291   $        1,161
                                              --------------   --------------   --------------   --------------   --------------

Total investment income                                1,892            4,318              797              291            1,161

Expenses:
   Mortality and expense risk and
     other charges                                     4,697            2,720            3,337               62              842
                                              --------------   --------------   --------------   --------------   --------------

Total expenses                                         4,697            2,720            3,337               62              842
                                              --------------   --------------   --------------   --------------   --------------

Net investment income (loss)                          (2,805)           1,598           (2,540)             229              319

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments                2,957           (2,223)          (8,623)             942           (4,305)
Capital gains distributions                                -                -                -                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total realized gain (loss) on investments
   and capital gains distributions                     2,957           (2,223)          (8,623)             942           (4,305)

Net unrealized appreciation
   (depreciation) of investments                     112,756           70,405           98,646              154           24,674
                                              --------------   --------------   --------------   --------------   --------------

Net increase (decrease) in net assets
   resulting from operations                  $      112,908   $       69,780   $        7,483   $        1,325   $       20,688
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                  FRANKLIN           THE
                                               FIDELITY(R)       SMALL CAP       GROWTH FUND        ING GET          ING GET
                                                   VIP             VALUE        OF AMERICA(R)-       FUND -           FUND -
                                                 OVERSEAS        SECURITIES        CLASS A          SERIES D         SERIES E
                                              --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                  $          111   $           23   $            -   $        7,793   $        3,807
                                              --------------   --------------   --------------   --------------   --------------

Total investment income                                  111               23                -            7,793            3,807

Expenses:
   Mortality and expense risk and
     other charges                                       202              116                2            2,604            1,263
                                              --------------   --------------   --------------   --------------   --------------

Total expenses                                           202              116                2            2,604            1,263
                                              --------------   --------------   --------------   --------------   --------------

Net investment income (loss)                             (91)             (93)              (2)           5,189            2,544

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments                6,761              452                8           (7,603)            (905)
Capital gains distributions                                -                -                -                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total realized gain (loss) on investments
   and capital gains distributions                     6,761              452                8           (7,603)            (905)

Net unrealized appreciation
   (depreciation) of investments                       2,791            2,979                -            2,750             (405)
                                              --------------   --------------   --------------   --------------   --------------

Net increase (decrease) in net assets
   resulting from operations                  $        9,461   $        3,338   $            6   $          336   $        1,234
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                 ING GET          ING GET          ING GET          ING GET          ING GET
                                                  FUND -           FUND -           FUND -           FUND -           FUND -
                                                 SERIES G         SERIES H         SERIES I         SERIES J         SERIES K
                                              --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                  $        1,111   $          857   $           39   $           14   $           58
                                              --------------   --------------   --------------   --------------   --------------

Total investment income                                1,111              857               39               14               58

Expenses:
   Mortality and expense risk and
     other charges                                       387              294               20                7               24
                                              --------------   --------------   --------------   --------------   --------------

Total expenses                                           387              294               20                7               24
                                              --------------   --------------   --------------   --------------   --------------

Net investment income (loss)                             724              563               19                7               34

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments                 (150)             (25)               -               (1)               7
Capital gains distributions                                -                -                -                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total realized gain (loss) on investments
   and capital gains distributions                      (150)             (25)               -               (1)               7

Net unrealized appreciation
   (depreciation) of investments                        (350)            (191)              (4)              (2)             (23)
                                              --------------   --------------   --------------   --------------   --------------

Net increase (decrease) in net assets
   resulting from operations                  $          224   $          347   $           15   $            4   $           18
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                 ING GET          ING GET          ING GET
                                                  FUND -           FUND -           FUND -           ING VP           ING VP
                                                 SERIES L         SERIES Q         SERIES S         BALANCED           BOND
                                              --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                  $           42   $            -   $           38   $       12,352   $        7,461
                                              --------------   --------------   --------------   --------------   --------------

Total investment income                                   42                -               38           12,352            7,461

Expenses:
   Mortality and expense risk and
     other charges                                        15               61              503            6,762            4,806
                                              --------------   --------------   --------------   --------------   --------------

Total expenses                                            15               61              503            6,762            4,806
                                              --------------   --------------   --------------   --------------   --------------

Net investment income (loss)                              27              (61)            (465)           5,590            2,655

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments                    -               30              381          (20,852)           6,513
Capital gains distributions                                -                -                -                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total realized gain (loss) on investments
   and capital gains distributions                         -               30              381          (20,852)           6,513

Net unrealized appreciation
   (depreciation) of investments                          (3)             213            1,679          114,905           12,637
                                              --------------   --------------   --------------   --------------   --------------

Net increase (decrease) in net assets
   resulting from operations                  $           24   $          182   $        1,595   $       99,643   $       21,805
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                                                                       ING
                                                                                                                     T. ROWE
                                                  ING VP           ING VP           ING VP          ING MFS           PRICE
                                                 EMERGING          MONEY           NATURAL           TOTAL            EQUITY
                                                 MARKETS           MARKET         RESOURCES          RETURN           INCOME
                                              --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                  $            -   $        5,601   $            -   $           37   $            5
                                              --------------   --------------   --------------   --------------   --------------

Total investment income                                    -            5,601                -               37                5

Expenses:
   Mortality and expense risk and
     other charges                                        61            3,007              123               21                7
                                              --------------   --------------   --------------   --------------   --------------

Total expenses                                            61            3,007              123               21                7
                                              --------------   --------------   --------------   --------------   --------------

Net investment income (loss)                             (61)           2,594             (123)              16               (2)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments                1,993           (2,912)            (744)              (1)              23
Capital gains distributions                                -                -                -                -                2
                                              --------------   --------------   --------------   --------------   --------------

Total realized gain (loss) on investments
   and capital gains distributions                     1,993           (2,912)            (744)              (1)              25

Net unrealized appreciation
   (depreciation) of investments                         669              151            4,001              403              167
                                              --------------   --------------   --------------   --------------   --------------

Net increase (decrease) in net assets
   resulting from operations                  $        2,601   $         (167)  $        3,134   $          418   $          190
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                  ING ALGER        ING ALGER                           ING
                                                 ING DSI         AGGRESSIVE       AGGRESSIVE                         AMERICAN
                                                 ENHANCED         GROWTH -         GROWTH -        ING ALGER      CENTURY SMALL
                                                  INDEX        INITIAL CLASS    SERVICE CLASS        GROWTH         CAP VALUE
                                              --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                  $            3   $            -   $            -   $            -   $            7
                                              --------------   --------------   --------------   --------------   --------------

Total investment income                                    3                -                -                -                7

Expenses:
   Mortality and expense risk and
     other charges                                         4                -               41               11               40
                                              --------------   --------------   --------------   --------------   --------------

Total expenses                                             4                -               41               11               40
                                              --------------   --------------   --------------   --------------   --------------

Net investment income (loss)                              (1)               -              (41)             (11)             (33)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments                   16                3              306               47               44
Capital gains distributions                                -                -                -                -              157
                                              --------------   --------------   --------------   --------------   --------------

Total realized gain (loss) on investments
   and capital gains distributions                        16                3              306               47              201

Net unrealized appreciation
   (depreciation) of investments                          85                3              848              249              960
                                              --------------   --------------   --------------   --------------   --------------

Net increase (decrease) in net assets
   resulting from operations                  $          100   $            6   $        1,113   $          285   $        1,128
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                     ING
                                                                   GOLDMAN           ING              ING
                                                ING BARON         SACHS(R)         JPMORGAN         JPMORGAN         ING MFS
                                                SMALL CAP         CAPITAL          FLEMING          MID CAP          CAPITAL
                                                  GROWTH           GROWTH       INTERNATIONAL        VALUE        OPPORTUNITIES
                                              --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                  $            -   $            -   $        1,151   $           11   $          272
                                              --------------   --------------   --------------   --------------   --------------

Total investment income                                    -                -            1,151               11              272

Expenses:
   Mortality and expense risk and
     other charges                                        87                6            1,146               23            1,404
                                              --------------   --------------   --------------   --------------   --------------

Total expenses                                            87                6            1,146               23            1,404
                                              --------------   --------------   --------------   --------------   --------------

Net investment income (loss)                             (87)              (6)               5              (12)          (1,132)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments                  175               10           13,443               66           (9,998)
Capital gains distributions                                -                -                -               27                -
                                              --------------   --------------   --------------   --------------   --------------

Total realized gain (loss) on investments
   and capital gains distributions                       175               10           13,443               93           (9,998)

Net unrealized appreciation
   (depreciation) of investments                       2,280              112           19,848              486           43,736
                                              --------------   --------------   --------------   --------------   --------------

Net increase (decrease) in net assets
   resulting from operations                  $        2,368   $          116   $       33,296   $          567   $       32,606
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                                     ING              ING           ING SALOMON
                                                 ING MFS          ING MFS           OPCAP            PIMCO           BROTHERS
                                                  GLOBAL          RESEARCH         BALANCED          TOTAL          AGGRESSIVE
                                                  GROWTH           EQUITY           VALUE            RETURN           GROWTH
                                              --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                  $            -   $          704   $           79   $          845   $            -
                                              --------------   --------------   --------------   --------------   --------------

Total investment income                                    -              704               79              845                -

Expenses:
   Mortality and expense risk and
     other charges                                         7            1,277               36              282            2,138
                                              --------------   --------------   --------------   --------------   --------------

Total expenses                                             7            1,277               36              282            2,138
                                              --------------   --------------   --------------   --------------   --------------

Net investment income (loss)                              (7)            (573)              43              563           (2,138)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments                   99           (8,730)              69              655          (11,102)
Capital gains distributions                                -                -                -              179                -
                                              --------------   --------------   --------------   --------------   --------------

Total realized gain (loss) on investments
   and capital gains distributions                        99           (8,730)              69              834          (11,102)

Net unrealized appreciation
   (depreciation) of investments                         116           34,528              692             (744)          76,768
                                              --------------   --------------   --------------   --------------   --------------

Net increase (decrease) in net assets
   resulting from operations                  $          208   $       25,225   $          804   $          653   $       63,528
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                    ING
                                               ING SALOMON         SALOMON                          ING UBS
                                                 BROTHERS         BROTHERS       ING T. ROWE        TACTICAL         ING VAN
                                               FUNDAMENTAL       INVESTORS       PRICE GROWTH        ASSET            KAMPEN
                                                  VALUE            VALUE            EQUITY         ALLOCATION        COMSTOCK
                                              --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                  $           67   $           16   $          317   $            1   $          179
                                              --------------   --------------   --------------   --------------   --------------

Total investment income                                   67               16              317                1              179

Expenses:
   Mortality and expense risk and
     other charges                                        41               24            2,087                7              167
                                              --------------   --------------   --------------   --------------   --------------

Total expenses                                            41               24            2,087                7              167
                                              --------------   --------------   --------------   --------------   --------------

Net investment income (loss)                              26               (8)          (1,770)              (6)              12

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments                  209               25           (1,850)              42              (57)
Capital gains distributions                                -                -                -                -              511
                                              --------------   --------------   --------------   --------------   --------------

Total realized gain (loss) on investments
   and capital gains distributions                       209               25           (1,850)              42              454

Net unrealized appreciation
   (depreciation) of investments                         900              574           55,811              116            3,979
                                              --------------   --------------   --------------   --------------   --------------

Net increase (decrease) in net assets
   resulting from operations                  $        1,135   $          591   $       52,191   $          152   $        4,445
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                  ING VP           ING VP           ING VP
                                                STRATEGIC        STRATEGIC        STRATEGIC          ING VP          ING GET
                                                ALLOCATION       ALLOCATION       ALLOCATION       GROWTH AND       US CORE -
                                                 BALANCED          GROWTH           INCOME           INCOME          SERIES 1
                                              --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                  $          789   $          555   $          752   $            -   $            -
                                              --------------   --------------   --------------   --------------   --------------

Total investment income                                  789              555              752                -                -

Expenses:
   Mortality and expense risk and
     other charges                                       563              662              341           23,918               11
                                              --------------   --------------   --------------   --------------   --------------

Total expenses                                           563              662              341           23,918               11
                                              --------------   --------------   --------------   --------------   --------------

Net investment income (loss)                             226             (107)             411          (23,918)             (11)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments                 (840)          (1,375)            (527)        (425,719)               -
Capital gains distributions                                -                -                -                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total realized gain (loss) on investments
   and capital gains distributions                      (840)          (1,375)            (527)        (425,719)               -

Net unrealized appreciation
   (depreciation) of investments                       9,405           14,356            3,834          928,479               79
                                              --------------   --------------   --------------   --------------   --------------

Net increase (decrease) in net assets
   resulting from operations                  $        8,791   $       12,874   $        3,718   $      478,842   $           68
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                 ING GET          ING GET                                             ING VP
                                                US CORE -        US CORE -          ING VP           ING VP         INDEX PLUS
                                                 SERIES 2         SERIES 3        TECHNOLOGY         GROWTH          LARGECAP
                                              --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                  $            -   $            -   $            -   $            -   $        4,597
                                              --------------   --------------   --------------   --------------   --------------

Total investment income                                    -                -                -                -            4,597

Expenses:
   Mortality and expense risk and
     other charges                                        24                -              329              881            4,453
                                              --------------   --------------   --------------   --------------   --------------

Total expenses                                            24                -              329              881            4,453
                                              --------------   --------------   --------------   --------------   --------------

Net investment income (loss)                             (24)               -             (329)            (881)             144

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments                    -                -           (1,973)         (11,268)         (12,981)
Capital gains distributions                                -                -                -                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total realized gain (loss) on investments
   and capital gains distributions                         -                -           (1,973)         (11,268)         (12,981)

Net unrealized appreciation
   (depreciation) of investments                         154                -           13,749           34,025          110,816
                                              --------------   --------------   --------------   --------------   --------------

Net increase (decrease) in net assets
   resulting from operations                  $          130   $            -   $       11,447   $       21,876   $       97,979
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                  ING VP           ING VP           ING VP           ING VP           ING VP
                                                INDEX PLUS       INDEX PLUS     INTERNATIONAL        SMALL            VALUE
                                                  MIDCAP          SMALLCAP          EQUITY          COMPANY        OPPORTUNITY
                                              --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                  $          741   $          129   $          102   $          349   $          956
                                              --------------   --------------   --------------   --------------   --------------

Total investment income                                  741              129              102              349              956

Expenses:
   Mortality and expense risk and
     other charges                                     1,772              688               99            1,347            1,233
                                              --------------   --------------   --------------   --------------   --------------

Total expenses                                         1,772              688               99            1,347            1,233
                                              --------------   --------------   --------------   --------------   --------------

Net investment income (loss)                          (1,031)            (559)               3             (998)            (277)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments               (2,145)             (56)           1,452           (9,972)          (8,337)
Capital gains distributions                                -                -                -                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total realized gain (loss) on investments
   and capital gains distributions                    (2,145)             (56)           1,452           (9,972)          (8,337)

Net unrealized appreciation
   (depreciation) of investments                      52,581           21,801            1,316           52,820           34,754
                                              --------------   --------------   --------------   --------------   --------------

Net increase (decrease) in net assets
   resulting from operations                  $       49,405   $       21,186   $        2,771   $       41,850   $       26,140
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                  ING VP           ING VP                            ING VP           ING VP
                                                  GROWTH       INTERNATIONAL        ING VP           MIDCAP          SMALLCAP
                                              OPPORTUNITIES        VALUE           MAGNACAP      OPPORTUNITIES    OPPORTUNITIES
                                              --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                  $            -   $          270   $           11   $            -   $            -
                                              --------------   --------------   --------------   --------------   --------------

Total investment income                                    -              270               11                -                -

Expenses:
   Mortality and expense risk and
     other charges                                         6              200               10               23               30
                                              --------------   --------------   --------------   --------------   --------------

Total expenses                                             6              200               10               23               30
                                              --------------   --------------   --------------   --------------   --------------

Net investment income (loss)                              (6)              70                1              (23)             (30)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments                   38             (610)             (41)             155             (356)
Capital gains distributions                                -                -                -                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total realized gain (loss) on investments
   and capital gains distributions                        38             (610)             (41)             155             (356)

Net unrealized appreciation
   (depreciation) of investments                         123            6,551              315              495            1,518
                                              --------------   --------------   --------------   --------------   --------------

Net increase (decrease) in net assets
   resulting from operations                  $          155   $        6,011   $          275   $          627   $        1,132
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                  JANUS         JANUS ASPEN      JANUS ASPEN         JANUS         JANUS ASPEN
                                                  ASPEN           CAPITAL          FLEXIBLE          ASPEN           MID CAP
                                                 BALANCED       APPRECIATION        INCOME           GROWTH           GROWTH
                                              --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                  $        8,211   $            7   $        4,406   $          197   $            -
                                              --------------   --------------   --------------   --------------   --------------

Total investment income                                8,211                7            4,406              197                -

Expenses:
   Mortality and expense risk and
     other charges                                     3,886               29              975            2,246            4,273
                                              --------------   --------------   --------------   --------------   --------------

Total expenses                                         3,886               29              975            2,246            4,273
                                              --------------   --------------   --------------   --------------   --------------

Net investment income (loss)                           4,325              (22)           3,431           (2,049)          (4,273)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments                4,890              (25)           2,292          (15,905)         (55,409)
Capital gains distributions                                -                -                -                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total realized gain (loss) on investments
   and capital gains distributions                     4,890              (25)           2,292          (15,905)         (55,409)

Net unrealized appreciation
   (depreciation) of investments                      36,186              573             (960)          76,212          179,054
                                              --------------   --------------   --------------   --------------   --------------

Net increase (decrease) in net assets
   resulting from operations                  $       45,401   $          526   $        4,763   $       58,258   $      119,372
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                                     LORD             LORD             LORD
                                                  JANUS                             ABBETT           ABBETT           ABBETT
                                                  ASPEN                             GROWTH          MID-CAP          MID-CAP
                                                 WORLDWIDE          JANUS             AND            VALUE -          VALUE -
                                                  GROWTH           TWENTY           INCOME           CLASS A         CLASS VC
                                              --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                  $        5,588   $            3   $          291   $            -   $          129
                                              --------------   --------------   --------------   --------------   --------------

Total investment income                                5,588                3              291                -              129

Expenses:
   Mortality and expense risk and
     other charges                                     5,311                5              275                -              181
                                              --------------   --------------   --------------   --------------   --------------

Total expenses                                         5,311                5              275                -              181
                                              --------------   --------------   --------------   --------------   --------------

Net investment income (loss)                             277               (2)              16                -              (52)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments              (17,365)             (39)             (40)              (2)            (233)
Capital gains distributions                                -                -                -                -              266
                                              --------------   --------------   --------------   --------------   --------------
Total realized gain (loss) on investments
   and capital gains distributions                   (17,365)             (39)             (40)              (2)              33

Net unrealized appreciation
   (depreciation) of investments                     123,499              143            7,960                -            4,466
                                              --------------   --------------   --------------   --------------   --------------

Net increase (decrease) in net assets
   resulting from operations                  $      106,411   $          102   $        7,936   $           (2)  $        4,447
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                 OPPENHEIMER      OPPENHEIMER      OPPENHEIMER
                                                  MFS(R)         DEVELOPING       AGGRESSIVE         GLOBAL        OPPENHEIMER
                                               TOTAL RETURN       MARKETS           GROWTH         SECURITIES     MAIN STREET(R)
                                              --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                  $          807   $          172   $            -   $        1,017   $            -
                                              --------------   --------------   --------------   --------------   --------------

Total investment income                                  807              172                -            1,017                -

Expenses:
   Mortality and expense risk and
     other charges                                       513               26                -            1,577                -
                                              --------------   --------------   --------------   --------------   --------------
Total expenses                                           513               26                -            1,577                -
                                              --------------   --------------   --------------   --------------   --------------

Net investment income (loss)                             294              146                -             (560)               -

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments                 (263)           1,051                -           (6,014)               -
Capital gains distributions                                -                -                -                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total realized gain (loss) on investments
   and capital gains distributions                      (263)           1,051                -           (6,014)               -

Net unrealized appreciation
   (depreciation) of investments                       7,216              383                1           67,124                7
                                              --------------   --------------   --------------   --------------   --------------

Net increase (decrease) in net assets
   resulting from operations                  $        7,247   $        1,580   $            1   $       60,550   $            7
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                               OPPENHEIMER                          PIONEER                           PIONEER
                                                STRATEGIC        PAX WORLD          EQUITY          PIONEER          MID CAP
                                                   BOND           BALANCED          INCOME            FUND            VALUE
                                              --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                  $        1,372   $           27   $          173   $           11   $           11
                                              --------------   --------------   --------------   --------------   --------------

Total investment income                                1,372               27              173               11               11

Expenses:
   Mortality and expense risk
     and other charges                                   262               21               68                9               49
                                              --------------   --------------   --------------   --------------   --------------

Total expenses                                           262               21               68                9               49
                                              --------------   --------------   --------------   --------------   --------------

Net investment income (loss)                           1,110                6              105                2              (38)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments                  969              (35)              (9)              (3)              85
Capital gains distributions                                -                -                -                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total realized gain (loss) on investments
   and capital gains distributions                       969              (35)              (9)              (3)              85

Net unrealized appreciation
   (depreciation) of investments                       1,931              385            1,446              219            1,583
                                              --------------   --------------   --------------   --------------   --------------

Net increase (decrease) in net assets
   resulting from operations                  $        4,010   $          356   $        1,542   $          218   $        1,630
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                            STATEMENTS OF OPERATIONS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                  TEMPLETON
                                                                   FOREIGN
                                                               --------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                                   $            -
                                                               --------------

Total investment income                                                     -

Expenses:
   Mortality and expense risk and
     other changes                                                          6
                                                               --------------

Total expenses                                                              6
                                                               --------------

Net investment income (loss)                                               (6)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments                                     -
Capital gains distributions                                                 -
                                                               --------------

Total realized gain (loss) on investments
   and capital gains distributions                                          -

Net unrealized appreciation (depreciation)
   of investments                                                           -
                                                               --------------

Net increase (decrease) in net assets
   resulting from operations                                   $           (6)
                                                               ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                   AIM V.I.                                         AIM V.I.
                                                                    CAPITAL        AIM V.I.        AIM V.I.         PREMIER
                                                                 APPRECIATION     CORE EQUITY       GROWTH          EQUITY
                                                                 -------------   -------------   -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $      19,027   $      44,279   $      15,568   $      22,335

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Operations:
   Net investment income (loss)                                           (182)           (300)           (145)           (133)
   Net realized gain (loss) on investments and capital gains
      distributions                                                     (3,280)         (5,332)         (5,230)         (3,658)
   Net unrealized appreciation (depreciation) during the year           (1,536)         (1,623)            110          (3,591)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                   (4,998)         (7,255)         (5,265)         (7,382)

Changes from principal transactions:
   Total unit transactions                                               1,273          (2,296)          1,100           1,024
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                          1,273          (2,296)          1,100           1,024
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                 (3,725)         (9,551)         (4,165)         (6,358)
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                         15,302          34,728          11,403          15,977

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                           (186)            (19)           (152)           (129)
   Net realized gain (loss) on investments and capital gains
      distributions                                                     (3,465)         (2,551)         (2,355)         (1,545)
   Net unrealized appreciation (depreciation) during the year            8,085          10,595           6,249           5,662
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                    4,434           8,025           3,742           3,988

Changes from contract transactions:
   Total unit transactions                                                 826            (231)          1,910           1,076
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                            826            (231)          1,910           1,076
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                  5,260           7,794           5,652           5,064
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $      20,562   $      42,522   $      17,055   $      21,041
                                                                 =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                   AMERICAN
                                                                  CENTURY(R)                        CALVERT         CHAPMAN
                                                                    INCOME           BARON          SOCIAL          DEM(R)
                                                                   & GROWTH         GROWTH         BALANCED         EQUITY
                                                                 -------------   -------------   -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $         629   $           -   $      58,340   $          92

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Operations:
   Net investment income (loss)                                              2               -             904              (1)
   Net realized gain (loss) on investments and capital gains
      distributions                                                       (138)              -            (504)            (38)
   Net unrealized appreciation (depreciation) during the year              (89)              -          (8,105)             (8)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                     (225)              -          (7,705)            (47)

Changes from principal transactions:
   Total unit transactions                                                 748               -            (869)              6
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                            748               -            (869)              6
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                    523               -          (8,574)            (41)
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                          1,152               -          49,766              51

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                             10               -             520               -
   Net realized gain (loss) on investments and capital gains
      distributions                                                         (1)              -            (538)              -
   Net unrealized appreciation (depreciation) during the year              440               -           9,048               -
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                      449               -           9,030               -

Changes from contract transactions:
   Total unit transactions                                                 890               -           1,780             (51)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                            890               -           1,780             (51)
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                  1,339               -          10,810             (51)
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $       2,491   $           -   $      60,576   $           -
                                                                 =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                                  FIDELITY(R)
                                                                   EVERGREEN          VIP         FIDELITY(R)     FIDELITY(R)
                                                                    SPECIAL          ASSET            VIP         VIP EQUITY-
                                                                    VALUES        MANAGER(SM)    CONTRAFUND(R)      INCOME
                                                                 -------------   -------------   -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $       3,926   $      21,589   $     375,287   $     237,314

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                            (78)            591          (1,051)          1,285
   Net realized gain (loss) on investments and capital gains
      distributions                                                        144            (684)          3,613           3,748
   Net unrealized appreciation (depreciation) during the year           (1,182)         (2,082)        (44,845)        (54,582)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                   (1,116)         (2,175)        (42,283)        (49,549)

Changes from principal transactions:
   Total unit transactions                                               6,557          (1,179)         49,352          39,130
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                          6,557          (1,179)         49,352          39,130
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                  5,441          (3,354)          7,069         (10,419)
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                          9,367          18,235         382,356         226,895

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                           (118)            495          (2,805)          1,598
   Net realized gain (loss) on investments and capital gains
      distributions                                                       (267)           (405)          2,957          (2,223)
   Net unrealized appreciation (depreciation) during the year            4,137           3,010         112,756          70,405
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                    3,752           3,100         112,908          69,780

Changes from contract transactions:
   Total unit transactions                                               4,019             392          69,108          31,145
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                          4,019             392          69,108          31,145
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                  7,771           3,492         182,016         100,925
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $      17,138   $      21,727   $     564,372   $     327,820
                                                                 =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                                  FIDELITY(R)     FIDELITY(R)     FIDELITY(R)
                                                                  FIDELITY(R)      VIP HIGH           VIP             VIP
                                                                  VIP GROWTH        INCOME         INDEX 500       OVERSEAS
                                                                 -------------   -------------   -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $     388,351   $       2,694   $      96,097   $      14,766

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                         (2,706)            238             259             (63)
   Net realized gain (loss) on investments and capital gains
      distributions                                                     (3,719)           (295)         (5,339)         (1,464)
   Net unrealized appreciation (depreciation) during the year         (119,138)            132         (17,808)            234
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                 (125,563)             75         (22,888)         (1,293)

Changes from principal transactions:
     Total unit transactions                                            14,956             800            (541)            603
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                         14,956             800            (541)            603
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                               (110,607)            875         (23,429)           (690)
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                        277,744           3,569          72,668          14,076

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                         (2,540)            229             319             (91)
   Net realized gain (loss) on investments and capital gains
      distributions                                                     (8,623)            942          (4,305)          6,761
   Net unrealized appreciation (depreciation) during the year           98,646             154          24,674           2,791
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                   87,483           1,325          20,688           9,461

Changes from contract transactions:
   Total unit transactions                                              14,969           2,398           7,690           6,804
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                         14,969           2,398           7,690           6,804
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                102,452           3,723          28,378          16,265
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $     380,196   $       7,292   $     101,046   $      30,341
                                                                 =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                   FRANKLIN       THE GROWTH
                                                                   SMALL CAP        FUND OF         ING GET         ING GET
                                                                     VALUE        AMERICA(R) -      FUND -          FUND -
                                                                  SECURITIES        CLASS A        SERIES D        SERIES E
                                                                 -------------   -------------   -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $         130   $           -   $     288,294   $     118,197

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                            (23)              -           7,760           2,971
   Net realized gain (loss) on investments and capital gains
      distributions                                                       (281)              -          (3,074)           (463)
   Net unrealized appreciation (depreciation) during the year           (1,170)              -          (6,395)            396
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                   (1,474)              -          (1,709)          2,904

Changes from principal transactions:
   Total unit transactions                                               9,295               -         (52,519)        (16,658)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                          9,295               -         (52,519)        (16,658)
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                  7,821               -         (54,228)        (13,754)
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                          7,951               -         234,066         104,443

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                            (93)             (2)          5,189           2,544
   Net realized gain (loss) on investments and capital gains
      distributions                                                        452               8          (7,603)           (905)
   Net unrealized appreciation (depreciation) during the year            2,979               -           2,750            (405)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                    3,338               6             336           1,234

Changes from contract transactions:
   Total unit transactions                                               4,594              (6)        (81,633)        (26,021)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                          4,594              (6)        (81,633)        (26,021)
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                  7,932               -         (81,297)        (24,787)
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $      15,883   $           -   $     152,769   $      79,656
                                                                 =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                    ING GET         ING GET         ING GET         ING GET
                                                                    FUND -          FUND -          FUND -          FUND -
                                                                   SERIES G        SERIES H        SERIES I        SERIES J
                                                                 -------------   -------------   -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $      33,746   $      25,808   $       1,252   $         381

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                            779             548              22               7
   Net realized gain (loss) on investments and capital gains
      distributions                                                        (98)            (19)             (1)              -
   Net unrealized appreciation (depreciation) during the year              396             262              21               9
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                    1,077             791              42              16

Changes from principal transactions:
   Total unit transactions                                              (5,067)         (3,317)           (104)             (3)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                         (5,067)         (3,317)           (104)             (3)
                                                                 -------------   -------------   -------------   -------------
Total increase (decrease) in net assets                                 (3,990)         (2,526)            (62)             13
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                         29,756          23,282           1,190             394

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                            724             563              19               7
   Net realized gain (loss) on investments and capital gains
      distributions                                                       (150)            (25)              -              (1)
   Net unrealized appreciation (depreciation) during the year             (350)           (191)             (4)             (2)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                      224             347              15               4

Changes from contract transactions:
   Total unit transactions                                              (6,149)         (5,094)           (113)            (12)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                         (6,149)         (5,094)           (113)            (12)
                                                                 -------------   -------------   -------------   -------------
Total increase (decrease) in net assets                                 (5,925)         (4,747)            (98)             (8)
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $      23,831   $      18,535   $       1,092   $         386
                                                                 =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                    ING GET         ING GET         ING GET         ING GET
                                                                    FUND -          FUND -          FUND -          FUND -
                                                                   SERIES K        SERIES L        SERIES Q        SERIES S
                                                                 -------------   -------------   -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $       2,275   $       1,305   $       3,642   $           -

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Operations:
   Net investment income (loss)                                             30             (15)             40              84
   Net realized gain (loss) on investments and capital gains
      distributions                                                         (1)             (4)              1               1
   Net unrealized appreciation (depreciation) during the year               61              33              15             251
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                       90              14              56             336

Changes from principal transactions:
   Total unit transactions                                                (317)           (132)          1,333          46,222
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                           (317)           (132)          1,333          46,222
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                   (227)           (118)          1,389          46,558
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                          2,048           1,187           5,031          46,558

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                             34              27             (61)           (465)
   Net realized gain (loss) on investments and capital gains
      distributions                                                          7               -              30             381
   Net unrealized appreciation (depreciation) during the year              (23)             (3)            213           1,679
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                       18              24             182           1,595

Changes from contract transactions:
   Total unit transactions                                                (330)           (162)           (828)        (15,492)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                           (330)           (162)           (828)        (15,492)
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                   (312)           (138)           (646)        (13,897)
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $       1,736   $       1,049   $       4,385   $      32,661
                                                                 =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                                                    ING VP          ING VP
                                                                    ING VP          ING VP         EMERGING          MONEY
                                                                   BALANCED          BOND           MARKETS         MARKET
                                                                 -------------   -------------   -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $     768,043   $     409,596   $       5,519   $     374,569

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Operations:
   Net investment income (loss)                                           (329)          9,352             (60)         10,481
   Net realized gain (loss) on investments and capital gains
      distributions                                                    (34,344)          3,536             (12)         (7,043)
   Net unrealized appreciation (depreciation) during the year          (50,314)         16,434            (365)         (1,172)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                  (84,987)         29,322            (437)          2,266

Changes from principal transactions:
   Total unit transactions                                             (85,131)         19,260             (62)         (7,989)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                        (85,131)         19,260             (62)         (7,989)
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                               (170,118)         48,582            (499)         (5,723)
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                        597,925         458,178           5,020         368,846

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                          5,590           2,655             (61)          2,594
   Net realized gain (loss) on investments and capital gains
      distributions                                                    (20,852)          6,513           1,993          (2,912)
   Net unrealized appreciation (depreciation) during the year          114,905          12,637             669             151
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                   99,643          21,805           2,601            (167)

Changes from contract transactions:
   Total unit transactions                                             (38,198)        (71,798)            551        (111,202)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                        (38,198)        (71,798)            551        (111,202)
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                 61,445         (49,993)          3,152        (111,369)
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $     659,370   $     408,185   $       8,172   $     257,477
                                                                 =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                                                  ING T. ROWE
                                                                    ING VP          ING MFS          PRICE          ING DSI
                                                                    NATURAL          TOTAL          EQUITY         ENHANCED
                                                                   RESOURCES        RETURN          INCOME           INDEX
                                                                 -------------   -------------   -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $      12,751   $           -   $           -   $           -

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Operations:
   Net investment income (loss)                                           (108)              -               -               -
   Net realized gain (loss) on investments and capital gains
      distributions                                                       (496)              -               -              (5)
   Net unrealized appreciation (depreciation) during the year               60               -               -              (3)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                     (544)              -               -              (8)

Changes from principal transactions:
   Total unit transactions                                                (310)              -               -             134
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                           (310)              -               -             134
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                   (854)              -               -             126
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                         11,897               -               -             126

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                           (123)             16              (2)             (1)
   Net realized gain (loss) on investments and capital gains
      distributions                                                       (744)             (1)             25              16
   Net unrealized appreciation (depreciation) during the year            4,001             403             167              85
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                    3,134             418             190             100

Changes from contract transactions:
   Total unit transactions                                              (1,060)          7,871           1,953             574
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                         (1,060)          7,871           1,953             574
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                  2,074           8,289           2,143             674
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $      13,971   $       8,289   $       2,143   $         800
                                                                 =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                   ING ALGER       ING ALGER                         ING
                                                                  AGGRESSIVE      AGGRESSIVE                       AMERICAN
                                                                   GROWTH -        GROWTH -        ING ALGER     CENTURY SMALL
                                                                 INITIAL CLASS   SERVICE CLASS      GROWTH         CAP VALUE
                                                                 -------------   -------------   -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $           -   $           -   $           -   $           -

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                              -              (4)             (1)             (8)
   Net realized gain (loss) on investments and capital gains
      distributions                                                          -             (32)             (3)           (121)
   Net unrealized appreciation (depreciation) during the year                -             (45)            (14)            (29)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                        -             (81)            (18)           (158)

Changes from principal transactions:
   Total unit transactions                                                   -             983             273           1,992
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                              -             983             273           1,992
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                      -             902             255           1,834
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                              -             902             255           1,834

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                              -             (41)            (11)            (33)
   Net realized gain (loss) on investments and capital gains
      distributions                                                          3             306              47             201
   Net unrealized appreciation (depreciation) during the year                3             848             249             960
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                        6           1,113             285           1,128

Changes from contract transactions:
   Total unit transactions                                                  10           7,405           1,654           3,345
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                             10           7,405           1,654           3,345
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                     16           8,518           1,939           4,473
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $          16   $       9,420   $       2,194   $       6,307
                                                                 =============   =============   =============   =============

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                      ING         ING GOLDMAN         ING             ING
                                                                     BARON         SACHS(R)        JPMORGAN        JPMORGAN
                                                                   SMALL CAP        CAPITAL         FLEMING         MID CAP
                                                                    GROWTH          GROWTH       INTERNATIONAL       VALUE
                                                                 -------------   -------------   -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $           -   $           -   $     145,566   $           -

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Operations:
   Net investment income (loss)                                            (12)             (1)           (570)             (3)
   Net realized gain (loss) on investments and capital gains
      distributions                                                        (92)             (5)        (16,744)            (24)
   Net unrealized appreciation (depreciation) during the year               12             (13)         (1,963)             26
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                      (92)            (19)        (19,277)             (1)

Changes from principal transactions:
   Total unit transactions                                               3,331             366         (18,450)          1,039
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                          3,331             366         (18,450)          1,039
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                  3,239             347         (37,727)          1,038
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                          3,239             347         107,839           1,038

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                            (87)             (6)              5             (12)
   Net realized gain (loss) on investments and
      capital gains distributions                                          175              10          13,443              93
   Net unrealized appreciation (depreciation) during
      the year                                                           2,280             112          19,848             486
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                    2,368             116          33,296             567

Changes from contract transactions:
   Total unit transactions                                               9,650             364         (14,631)          2,394
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                          9,650             364         (14,631)          2,394
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                 12,018             480          18,665           2,961
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $      15,257   $         827   $     126,504   $       3,999
                                                                 =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                    ING MFS         ING MFS         ING MFS        ING OPCAP
                                                                    CAPITAL         GLOBAL         RESEARCH        BALANCED
                                                                 OPPORTUNITIES      GROWTH          EQUITY           VALUE
                                                                 -------------   -------------   -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $     216,006   $           -   $     172,262   $           -

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Operations:
   Net investment income (loss)                                         (1,732)             (1)         (1,247)             (1)
   Net realized gain (loss) on investments and capital gains
      distributions                                                    (12,396)             (6)         (9,552)             (1)
   Net unrealized appreciation (depreciation) during the year          (50,689)             (5)        (32,213)             18
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                  (64,817)            (12)        (43,012)             16

Changes from principal transactions:
   Total unit transactions                                             (22,039)            214         (14,758)            499
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                        (22,039)            214         (14,758)            499
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                (86,856)            202         (57,770)            515
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                        129,150             202         114,492             515

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                         (1,132)             (7)           (573)             43
   Net realized gain (loss) on investments and capital gains
      distributions                                                     (9,998)             99          (8,730)             69
   Net unrealized appreciation (depreciation) during the year           43,736             116          34,528             692
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                   32,606             208          25,225             804

Changes from contract transactions:
   Total unit transactions                                             (10,259)            884         (11,642)          7,864
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                        (10,259)            884         (11,642)          7,864
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                 22,347           1,092          13,583           8,668
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $     151,497   $       1,294   $     128,075   $       9,183
                                                                 =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                                  ING SALOMON     ING SALOMON     ING SALOMON
                                                                                   BROTHERS        BROTHERS        BROTHERS
                                                                   ING PIMCO      AGGRESSIVE      FUNDAMENTAL      INVESTORS
                                                                 TOTAL RETURN       GROWTH           VALUE           VALUE
                                                                 -------------   -------------   -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $           -   $     305,237   $           -   $           -

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Operations:
   Net investment income (loss)                                            159          (2,396)             (1)             (2)
   Net realized gain (loss) on investments and capital gains
      distributions                                                        205         (13,796)             (8)            (16)
   Net unrealized appreciation (depreciation) during the year              190         (90,736)             (4)            (17)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                      554        (106,928)            (13)            (35)

Changes from principal transactions:
   Total unit transactions                                              15,725         (22,382)            257             670
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                         15,725         (22,382)            257             670
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                 16,279        (129,310)            244             635
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                         16,279         175,927             244             635

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                            563          (2,138)             26              (8)
   Net realized gain (loss) on investments and capital
      gains distributions                                                  834         (11,102)            209              25
   Net unrealized appreciation (depreciation)during the year              (744)         76,768             900             574
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                      653          63,528           1,135             591

Changes from contract transactions:
   Total unit transactions                                              14,295             329           8,035           2,793
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                         14,295             329           8,035           2,793
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                 14,948          63,857           9,170           3,384
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $      31,227   $     239,784   $       9,414   $       4,019
                                                                 =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                                    ING UBS                         ING VP
                                                                  ING T. ROWE      TACTICAL         ING VAN        STRATEGIC
                                                                 PRICE GROWTH        ASSET          KAMPEN        ALLOCATION
                                                                    EQUITY        ALLOCATION       COMSTOCK        BALANCED
                                                                 -------------   -------------   -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $     223,753   $           -   $           -   $      57,038

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Operations:
   Net investment income (loss)                                         (1,678)             (2)              3             770
   Net realized gain (loss) on investments and capital gains
      distributions                                                     (2,973)            (12)             (9)         (1,102)
   Net unrealized appreciation (depreciation) during the year          (50,934)             (4)           (380)         (5,687)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                  (55,585)            (18)           (386)         (6,019)

Changes from principal transactions:
   Total unit transactions                                               1,721             492           8,561          (3,173)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                          1,721             492           8,561          (3,173)
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                (53,864)            474           8,175          (9,192)
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                        169,889             474           8,175          47,846

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Operations:
   Net investment income (loss)                                         (1,770)             (6)             12             226
   Net realized gain (loss) on investments and capital gains
      distributions                                                     (1,850)             42             454            (840)
   Net unrealized appreciation (depreciation) during the year           55,811             116           3,979           9,405
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                   52,191             152           4,445           8,791

Changes from contract transactions:
   Total unit transactions                                              24,523             285          19,398           1,809
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                         24,523             285          19,398           1,809
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                 76,714             437          23,843          10,600
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $     246,603   $         911   $      32,018   $      58,446
                                                                 =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                    ING VP          ING VP            ING
                                                                   STRATEGIC       STRATEGIC        ING VP            GET
                                                                  ALLOCATION      ALLOCATION      GROWTH AND       U.S. CORE
                                                                    GROWTH          INCOME          INCOME         SERIES 1
                                                                 -------------   -------------   -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $      67,010   $      37,096   $   3,399,498   $           -

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Operations:
   Net investment income (loss)                                            391             801          (7,432)              -
   Net realized gain (loss) on investments and capital gains
      distributions                                                     (1,462)           (970)       (453,546)              -
   Net unrealized appreciation (depreciation) during the year           (8,838)         (1,819)       (363,307)              -
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                   (9,909)         (1,988)       (824,285)              -

Changes from principal transactions:
   Total unit transactions                                              (1,055)         (3,498)       (433,795)              -
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                         (1,055)         (3,498)       (433,795)              -
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                (10,964)         (5,486)     (1,258,080)              -
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                         56,046          31,610       2,141,418               -

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS Operations:
   Net investment income (loss)                                           (107)            411         (23,918)            (11)
   Net realized gain (loss) on investments and capital gains
      distributions                                                     (1,375)           (527)       (425,719)              -
   Net unrealized appreciation (depreciation) during the year           14,356           3,834         928,479              79
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                   12,874           3,718         478,842              68

Changes from contract transactions:
   Total unit transactions                                                 913          (1,491)       (309,293)          2,310
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                            913          (1,491)       (309,293)          2,310
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                 13,787           2,227         169,549           2,378
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $      69,833   $      33,837   $   2,310,967   $       2,378
                                                                 =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                   ING  GET         ING GET
                                                                   U.S. CORE       U.S. CORE        ING VP          ING VP
                                                                   SERIES 2        SERIES 3       TECHNOLOGY        GROWTH
                                                                 -------------   -------------   -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $           -   $           -   $      31,754   $     120,765

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Operations:
   Net investment income (loss)                                              -               -            (297)         (1,011)
   Net realized gain (loss) on investments and capital gains
      distributions                                                          -               -         (19,418)        (10,292)
   Net unrealized appreciation (depreciation) during the year                -               -           3,470         (23,361)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                        -               -         (16,245)        (34,664)

Changes from principal transactions:
   Total unit transactions                                                   -               -           7,492          (9,562)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                              -               -           7,492          (9,562)
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                      -               -          (8,753)        (44,226)
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                              -               -          23,001          76,539

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Operations:
   Net investment income (loss)                                            (24)              -            (329)           (881)
   Net realized gain (loss) on investments and capital gains
      distributions                                                          -               -          (1,973)        (11,268)
   Net unrealized appreciation (depreciation) during the year              154               -          13,749          34,025
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                      130               -          11,447          21,876

Changes from contract transactions:
   Total unit transactions                                              20,509             207          12,847          (2,443)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                         20,509             207          12,847          (2,443)
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                 20,639             207          24,294          19,433
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $      20,639   $         207   $      47,295   $      95,972
                                                                 =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                    ING VP          ING VP          ING VP          ING VP
                                                                  INDEX PLUS      INDEX PLUS      INDEX PLUS     INTERNATIONAL
                                                                   LARGECAP         MIDCAP         SMALLCAP         EQUITY
                                                                 -------------   -------------   -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $     459,606   $      88,491   $      28,860   $      10,978

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Operations:
   Net investment income (loss)                                         (3,404)           (817)           (425)            (80)
   Net realized gain (loss) on investments and capital gains
      distributions                                                    (14,024)         (2,147)           (494)         (2,402)
   Net unrealized appreciation (depreciation) during the year          (92,339)        (20,160)         (9,009)           (405)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                 (109,767)        (23,124)         (9,928)         (2,887)

Changes from principal transactions:
   Total unit transactions                                              28,621          78,894          35,647             157
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                         28,621          78,894          35,647             157
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                (81,146)         55,770          25,719          (2,730)
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                        378,460         144,261          54,579           8,248

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                            144          (1,031)           (559)              3
   Net realized gain (loss) on investments and capital gains
      distributions                                                    (12,981)         (2,145)            (56)          1,452
   Net unrealized appreciation (depreciation) during the year          110,816          52,581          21,801           1,316
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                   97,979          49,405          21,186           2,771

Changes from contract transactions:
   Total unit transactions                                              26,982          40,095          18,166             914
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                         26,982          40,095          18,166             914
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                124,961          89,500          39,352           3,685
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $     503,421   $     233,761   $      93,931   $      11,933
                                                                 =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                    ING VP          ING VP          ING VP          ING VP
                                                                     SMALL           VALUE          GROWTH       INTERNATIONAL
                                                                    COMPANY       OPPORTUNITY    OPPORTUNITIES       VALUE
                                                                 -------------   -------------   -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $     134,200   $     118,660   $          10   $       1,529

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Operations:
   Net investment income (loss)                                           (741)           (727)             (1)             (5)
   Net realized gain (loss) on investments and capital gains
      distributions                                                    (11,913)         (5,360)            (14)           (281)
   Net unrealized appreciation (depreciation) during the year          (23,960)        (33,842)            (22)         (1,267)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                  (36,614)        (39,929)            (37)         (1,553)

Changes from principal transactions:
   Total unit transactions                                              17,499          36,614             185          12,849
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                         17,499          36,614             185          12,849
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                (19,115)         (3,315)            148          11,296
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                        115,085         115,345             158          12,825

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                           (998)           (277)             (6)             70
   Net realized gain (loss) on investments and capital gains
      distributions                                                     (9,972)         (8,337)             38            (610)
   Net unrealized appreciation (depreciation) during the year           52,820          34,754             123           6,551
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                   41,850          26,140             155           6,011

Changes from contract transactions:
   Total unit transactions                                              10,497          (8,309)            984          13,755
                                                                 -------------   -------------   -------------   -------------
Net increase (decrease) in assets derived from principal
   transactions                                                         10,497          (8,309)            984          13,755
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                 52,347          17,831           1,139          19,766
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $     167,432   $     133,176   $       1,297   $      32,591
                                                                 =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                                                                     JANUS
                                                                                    ING VP          ING VP           ASPEN
                                                                    ING VP          MIDCAP         SMALLCAP         SERIES
                                                                   MAGNACAP      OPPORTUNITIES   OPPORTUNITIES     BALANCED
                                                                 -------------   -------------   -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $           -   $          30   $          59   $     338,450

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Operations:
   Net investment income (loss)                                              1              (2)            (10)          5,176
   Net realized gain (loss) on investments and capital gains
      distributions                                                         (3)            (45)           (143)          3,603
   Net unrealized appreciation (depreciation) during the year              (58)            (24)           (729)        (36,599)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                      (60)            (71)           (882)        (27,820)

Changes from principal transactions:
   Total unit transactions                                                 604             498           3,062          42,910
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                            604             498           3,062          42,910
                                                                 -------------   -------------   -------------   -------------
Total increase (decrease) in net assets                                    544             427           2,180          15,090
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                            544             457           2,239         353,540

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                              1             (23)            (30)          4,325
   Net realized gain (loss) on investments and capital gains
      distributions                                                        (41)            155            (356)          4,890
   Net unrealized appreciation (depreciation) during the year              315             495           1,518          36,186
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                      275             627           1,132          45,401

Changes from contract transactions:
   Total unit transactions                                                 752           3,107           4,674         (13,847)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                            752           3,107           4,674         (13,847)
                                                                 -------------   -------------   -------------   -------------
Total increase (decrease) in net assets                                  1,027           3,734           5,806          31,554
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $       1,571   $       4,191   $       8,045   $     385,094
                                                                 =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                  JANUS ASPEN     JANUS ASPEN        JANUS        JANUS ASPEN
                                                                    SERIES          SERIES           ASPEN          SERIES
                                                                    CAPITAL        FLEXIBLE         SERIES          MID CAP
                                                                 APPRECIATION       INCOME          GROWTH          GROWTH
                                                                 -------------   -------------   -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $         530   $      56,744   $     305,619   $     569,410

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Operations:
   Net investment income (loss)                                             (8)          2,675          (2,624)         (4,630)
   Net realized gain (loss) on investments and capital gains
      distributions                                                        (57)            436          (8,168)        (29,447)
   Net unrealized appreciation (depreciation) during the year             (142)          3,209         (70,336)       (125,671)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                     (207)          6,320         (81,128)       (159,748)

Changes from principal transactions:
   Total unit transactions                                               1,696          29,207         (25,325)        (40,478)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                          1,696          29,207         (25,325)        (40,478)
                                                                 -------------   -------------   -------------   -------------
Total increase (decrease) in net assets                                  1,489          35,527        (106,453)       (200,226)
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                          2,019          92,271         199,166         369,184

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                            (22)          3,431          (2,049)         (4,273)
   Net realized gain (loss) on investments and capital gains
      distributions                                                        (25)          2,292         (15,905)        (55,409)
   Net unrealized appreciation (depreciation) during the year              573            (960)         76,212         179,054
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                      526           4,763          58,258         119,372

Changes from contract transactions:

   Total unit transactions                                                 632          (7,040)        (17,436)        (29,315)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                            632          (7,040)        (17,436)        (29,315)
                                                                 -------------   -------------   -------------   -------------
Total increase (decrease) in net assets                                  1,158          (2,277)         40,822          90,057
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $       3,177   $      89,994   $     239,988   $     459,241
                                                                 =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                  JANUS ASPEN                                     LORD ABBETT
                                                                    SERIES                        LORD ABBETT       MID-CAP
                                                                   WORLDWIDE         JANUS        GROWTH AND        VALUE -
                                                                    GROWTH          TWENTY          INCOME          CLASS A
                                                                 -------------   -------------   -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $     783,656   $         497   $       1,226   $           -

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Operations:
   Net investment income (loss)                                         (1,079)             (2)             13               -
   Net realized gain (loss) on investments and capital gains
      distributions                                                      9,133            (130)             (2)              -
   Net unrealized appreciation (depreciation) during the year         (206,185)              6            (936)              -
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                 (198,131)           (126)           (925)              -

Changes from principal transactions:
   Total unit transactions                                             (72,082)             12          11,871              21
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                        (72,082)             12          11,871              21
                                                                 -------------   -------------   -------------   -------------
Total increase (decrease) in net assets                               (270,213)           (114)         10,946              21
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                        513,443             383          12,172              21

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                            277              (2)             16               -
   Net realized gain (loss) on investments and capital gains
      distributions                                                    (17,365)            (39)            (40)             (2)
   Net unrealized appreciation (depreciation) during the year          123,499             143           7,960               -
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                  106,411             102           7,936              (2)

Changes from contract transactions:
   Total unit transactions                                             (83,666)             78          30,424             (19)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                        (83,666)             78          30,424             (19)
                                                                 -------------   -------------   -------------   -------------
Total increase (decrease) in net assets                                 22,745             180          38,360             (21)
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $     536,188   $         563   $      50,532   $           -
                                                                 =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                     LORD
                                                                    ABBETT
                                                                    MID-CAP         MFS(R)        OPPENHEIMER     OPPENHEIMER
                                                                    VALUE -          TOTAL        DEVELOPING      AGGRESSIVE
                                                                   CLASS VC         RETURN          MARKETS         GROWTH
                                                                 -------------   -------------   -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $         265   $      21,228   $         223   $           -

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Operations:
   Net investment income (loss)                                             16             126               7               -
   Net realized gain (loss) on investments and capital gains
      distributions                                                        (44)            116            (216)              -
   Net unrealized appreciation (depreciation) during the year             (436)         (2,403)             26              (1)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                     (464)         (2,161)           (183)             (1)

Changes from principal transactions:
   Total unit transactions                                              10,323          20,271           1,254               4
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                         10,323          20,271           1,254               4
                                                                 -------------   -------------   -------------   -------------
Total increase (decrease) in net assets                                  9,859          18,110           1,071               3
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                         10,124          39,338           1,294               3

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                            (52)            294             146               -
   Net realized gain (loss) on investments and capital gains
      distributions                                                         33            (263)          1,051               -
   Net unrealized appreciation (depreciation) during the year            4,466           7,216             383               1
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                    4,447           7,247           1,580               1

Changes from contract transactions:
   Total unit transactions                                              13,938          11,448           3,374               -
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                         13,938          11,448           3,374               -
                                                                 -------------   -------------   -------------   -------------
Total increase (decrease) in net assets                                 18,385          18,695           4,954               1
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $      28,509   $      58,033   $       6,248   $           4
                                                                 =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                  OPPENHEIMER                     OPPENHEIMER
                                                                    GLOBAL        OPPENHEIMER      STRATEGIC       PAX WORLD
                                                                  SECURITIES     MAIN STREET(R)      BOND          BALANCED
                                                                 -------------   --------------  -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $      86,986         $     -   $       9,817   $       2,309

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Operations:
   Net investment income (loss)                                           (615)              -             733              14
   Net realized gain (loss) on investments and capital gains
      distributions                                                     (6,640)              -            (431)           (185)
   Net unrealized appreciation (depreciation) during the year          (23,058)             (5)            555             (54)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                  (30,313)             (5)            857            (225)

Changes from principal transactions:
   Total unit transactions                                              60,727              33           5,988            (479)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                         60,727              33           5,988            (479)
                                                                 -------------   -------------   -------------   -------------
Total increase (decrease) in net assets                                 30,414              28           6,845            (704)
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                        117,400              28          16,662           1,605

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Operations:
   Net investment income (loss)                                           (560)              -           1,110               6
   Net realized gain (loss) on investments and capital gains
      distributions                                                     (6,014)              -             969             (35)
   Net unrealized appreciation (depreciation) during the year           67,124               7           1,931             385
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                   60,550               7           4,010             356

Changes from contract transactions:
   Total unit transactions                                              73,093              (3)         11,935           1,644
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                         73,093              (3)         11,935           1,644
                                                                 -------------   -------------   -------------   -------------
Total increase (decrease) in net assets                                133,643               4          15,945           2,000
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $     251,043   $          32   $      32,607   $       3,605
                                                                 =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                    PIONEER                         PIONEER
                                                                    EQUITY          PIONEER         MID CAP        TEMPLETON
                                                                    INCOME           FUND            VALUE          FOREIGN
                                                                 -------------   -------------   -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $          88   $           9   $          81   $           -

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Operations:
   Net investment income (loss)                                             35               1              (8)              -
   Net realized gain (loss) on investments and capital gains
      distributions                                                        (39)             (9)           (102)              -
   Net unrealized appreciation (depreciation) during the year             (169)            (16)            (99)              -
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                     (173)            (24)           (209)              -

Changes from principal transactions:
   Total unit transactions                                               3,867             447           2,271               -
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                          3,867             447           2,271               -
                                                                 -------------   -------------   -------------   -------------
Total increase (decrease) in net assets                                  3,694             423           2,062               -
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                          3,782             432           2,143               -

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Operations:
   Net investment income (loss)                                            105               2             (38)             (6)
   Net realized gain (loss) on investments and capital gains
      distributions                                                         (9)             (3)             85               -
   Net unrealized appreciation (depreciation) during the year            1,446             219           1,583               -
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                    1,542             218           1,630              (6)

Changes from contract transactions:
   Total unit transactions                                               5,367             872           7,962               6
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                          5,367             872           7,962               6
                                                                 -------------   -------------   -------------   -------------
Total increase (decrease) in net assets                                  6,909           1,090           9,592               -
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $      10,691   $       1,522   $      11,735   $           -
                                                                 =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

     ING Life Insurance and Annuity Company Variable Annuity Account C (the "Account") was established by ING Life Insurance and Annuity Company ("ILIAC" or the "Company") to support the operations of variable annuity contracts ("Contracts"). The Company is a wholly-owned subsidiary of ING America Insurance Holdings, Inc. ("ING AIH"), an insurance holding company domiciled in the State of Delaware. ING AIH is a wholly-owned subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

     The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. ILIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed separate account, which is not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be charged with liabilities arising out of any other business ILIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ILIAC. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ILIAC.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

     At December 31, 2003, the Account had 94 investment divisions (the "Divisions"), 37 of which invest in independently managed mutual funds and 57 of which invest in mutual funds managed by affiliates, either ING Investments, LLC or ING Life Insurance and Annuity Company. The assets in each Division are invested in shares of a designated fund ("Fund") of various investment trusts (the "Trusts"). Investment Divisions at December 31, 2003 and related Trusts are as follows:

      AIM Variable Insurance Funds:
         AIM V.I. Capital Appreciation Fund-Series I
         AIM V.I. Core Equity Fund-Series I
         AIM V.I. Growth Fund-Series I
         AIM V.I. Premier Equity Fund-Series I
      American Century(R) Income & Growth Fund-Advisor Class
      Baron Growth Fund**
      Calvert Variable Series, Inc.:
         Calvert Social Balanced Portfolio
      Evergreen Special Values Fund-Class A
      Fidelity(R) Variable Insurance Products:
         Fidelity(R) VIP ASSET MANAGER(SM) Portfolio-
            Initial Class
         Fidelity(R) VIP Contrafund(R) Portfolio-
            Initial Class
         Fidelity(R) VIP Equity-Income Portfolio-
            Initial Class
         Fidelity(R) VIP Growth Portfolio-Initial Class
         Fidelity(R) VIP High Income Portfolio-
            Initial Class
         Fidelity(R) VIP Index 500 Portfolio-
            Initial Class
         Fidelity(R) VIP Overseas Portfolio-
            Initial Class
      Franklin Templeton Variable Insurance
           Products Trust:
         Franklin Small Cap Value Securities Fund-
           Class 2
      ING GET Funds:
         ING GET Fund - Series D
         ING GET Fund - Series E
         ING GET Fund - Series G
         ING GET Fund - Series H
         ING GET Fund - Series I
         ING GET Fund - Series J
         ING GET Fund - Series K
         ING GET Fund - Series L
         ING GET Fund - Series Q
         ING GET Fund - Series S*
      ING VP Balanced Portfolios, Inc. - Class R
      ING VP Bond Portfolio-Class R
      ING VP Emerging Markets Fund
      ING VP Money Market Portfolio-Class R
      ING VP Natural Resources Trust
      ING Investors Trust:
         ING MFS Total Return Portfolio - Service**
         ING T. Rowe Price Equity Income -
           Service**
      ING Partners, Inc.:
          ING DSI Enhanced Index Portfolio-Service
            Class*
         ING Alger Aggressive Growth
             Portfolio-Initial Class*
         ING Alger Aggressive Growth
            Portfolio-Service Class*
         ING Alger Growth Portfolio-Service Class
          ING American Century Small Cap Value
            Portfolio-Service Class*
         ING Baron Small Cap Growth
            Portfolio-Service Class*
         ING Goldman Sachs(R) Capital Growth
            Portfolio-Service Class*
         ING JPMorgan Fleming International
           Portfolio-Initial Class
         ING JPMorgan Mid Cap Value
           Portfolio-Service Class*
         ING MFS Capital Opportunities
           Portfolio-Initial Class
         ING MFS Global Growth Portfolio-Service
           Class*
         ING MFS Research Equity Portfolio-Initial
           Class
         ING OpCap Balanced Value
           Portfolio-Service Class*
         ING PIMCO Total Return Portfolio-Service
           Class*
         ING Salomon Brothers Aggressive Growth
           Portfolio-Initial Class

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

      ING Partners, Inc. (continued):
         ING Salomon Brothers Fundamental Value
           Portfolio-Service Class*
         ING Salomon Brothers Investors Value Portfolio-
           Service Class*
         ING T. Rowe Price Growth Equity Portfolio-
           Initial Class
         ING UBS Tactical Asset Allocation
           Portfolio-Service Class*
         ING Van Kampen Comstock Portfolio-
           Service Class*
      ING Strategic Allocation Portfolios, Inc.:
         ING VP Strategic Allocation Balanced
           Portfolio-Class R
         ING VP Strategic Allocation Growth
           Portfolio-Class R
         ING VP Strategic Allocation Income
              Portfolio-Class R
      ING Variable Funds:
         ING VP Growth and Income Portfolio-Class R
      ING Variable Insurance Trust:
         ING GET US Core Portfolio - Series 1**
         ING GET US Core Portfolio - Series 2**
         ING GET US Core Portfolio - Series 3**
      ING Variable Portfolios, Inc.:
         ING VP Technology Portfolio-Class R
         ING VP Growth Portfolio-Class R
         ING VP Index Plus LargeCap Portfolio-
           Class R
         ING VP Index Plus MidCap Portfolio-
           Class R
         ING VP Index Plus SmallCap Portfolio-
           Class R
         ING VP International Equity Portfolio-
           Class R
         ING VP Small Company Portfolio-
           Class R
         ING VP Value Opportunity Portfolio-
           Class R
      ING Variable Products Trust:
         ING VP Growth Opportunities Portfolio-
           Class R
         ING VP International Value Portfolio-
           Class R
         ING VP MagnaCap Portfolio-
           Class R*
         ING VP MidCap Opportunities
           Portfolio-Class R
         ING VP SmallCap Opportunities
           Portfolio-Class R
      Janus Aspen Series:
         Janus Aspen Balanced Portfolio-
           Institutional Shares
         Janus Aspen Capital Appreciation
            Portfolio-Service Shares
         Janus Aspen Flexible Income
            Portfolio-Institutional Shares
         Janus Aspen Growth
           Portfolio-Institutional Shares
         Janus Aspen Mid Cap Growth
           Portfolio-Institutional Shares
         Janus Aspen Worldwide Growth
           Portfolio-Institutional Shares
      Janus Twenty Fund
      Lord Abbett Series Fund, Inc.:
         Lord Abbett Growth and Income Portfolio -
           Class VC
         Lord Abbett Mid-Cap Value Portfolio-
           Class VC
      MFS(R) Variable Insurance Trust(SM):
           MFS(R) Total Return Series-Initial Class
      Oppenheimer Developing Markets Fund -
         Class A
      Oppenheimer Variable Account Funds:
         Oppenheimer Aggressive Growth
           Fund/VA*
         Oppenheimer Global Securities Fund/VA
         Oppenheimer Main Street(R) Fund/VA*
         Oppenheimer Strategic Bond Fund/VA
      Pax World Balanced Fund, Inc.
      Pioneer Variable Contracts Trust:
         Pioneer Equity Income VCT Portfolio-
           Class I
         Pioneer Fund VCT Portfolio-Class I
         Pioneer Mid Cap Value VCT Portfolio-
           Class I

      *      Investment Division added in 2002
      **     Investment Division added in 2003

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

     The following Divisions were closed to Contractowners during 2003:

     Baron Growth Fund
     Chapman DEM(R) Equity Fund-Institutional Shares
     Templeton Foreign Fund, Inc.- Class A

     At December 21, 2003, the following Divisions were available, but did not have investments:

     AIM Growth Series:
        AIM Mid Cap Core Equity Fund - Class A
     AllianceBernstein Growth and Income Fund - Class A
     American Balance Fund(R) - Class R-3
     Ariel Appreciation Fund
     Ariel Fund
     Baron Asset Fund
     Euro Pacific Growth Fund(R) - Class R-3
     Fidelity(R) Advisor Mid Cap Fund - Class T
     Franklin Mutual Series Fund, Inc.:
        Franklin Mutual Discovery Fund - Class R
     Franklin Strategic Series:
        Franklin Small-Mid Cap Growth Fund - Class A
     The Growth Fund of America(R) - Class A
     The Growth Fund of America(R) - Class R-3
     ING Equity Trust:
        ING Financial Services Fund - Class A
        ING LargeCap Growth Fund - Class A
        ING Real Estate Fund - Class A
     ING Funds Trust:
        ING GNMA Income Fund - Class A
        ING Intermediate Bond Fund - Class A
     ING Mutual Funds:
        ING International Fund - Class Q
        ING International Small Cap Growth Fund - Class A
     ING Partners, Inc.:
        ING JPMorgan Fleming International Portfolio -
           Service Class
        ING Salomon Brothers Aggressive Growth Portfolio -
           Service Class
        ING T. Rowe Price Growth Equity Portfolio - Service
           Class

     INVESCO Health Science Fund - Investors Class
     The Income Fund of America(R) - Class R-3
     Janus Adviser Series:
        Janus Adviser Balanced Fund - Class I
        Janus Adviser Flexible Income Fund - Class I
     Legg Mason Value Trust, Inc. - Primary Class
     Lord Abbett Affiliated Fund - Class A
     Lord Abbett Series Fund, Inc.:
        Lord Abbett Mid-Cap Value Portfolio - Class A
        Lord Abbett Small Cap Value Fund - Class A
     Massachusetts Investors Growth Stock Fund - Class A
     New Perspective Fund(R) - Class R-3
     Oppenheimer Capital Appreciation Fund
     Oppenheimer Global Fund - Class A
     Oppenheimer Main Street(R) Fund - Class A
     PIMCO NFJ Small-Cap Value Fund - Class A
     Pioneer Equity-Income VCT Portfolio - Class A
     Pioneer Fund - Class A
     Pioneer High Yield Fund - Class A
     Scudder Equity 500 Index Fund - Investment Class
     T. Rowe Price Mid-Cap Value Fund - Class R
     Templeton Growth Fund, Inc. - Class A
     UBS U.S. Small Cap Growth Fund - Class A
     Washington Mutual Investors Fund(SM) - Class R-3

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

     The names of certain Divisions were changed during 2003. The following is a summary of current and former names for those Divisions:

                        CURRENT NAME                                     FORMER NAME
     -----------------------------------------------    -----------------------------------------------
     Fidelity(R) Variable Insurance Products:           Fidelity(R) Variable Insurance Products II:
           Fidelity(R) VIP ASSET MANAGER(SM)                Fidelity(R) VIP II ASSET MANAGER(SM)
           Fidelity(R) VIP Contrafund(R)                    Fidelity(R) VIP II Contrafund(R)
           Fidelity(R) VIP Index 500                        Fidelity(R) VIP II Index 500
     ING Partners, Inc.:                                ING Partners, Inc.:
           ING MFS Research Equity                         ING MFS Research
           ING Salomon Brothers Fundamental Value          ING Salomon Brothers Capital
     Janus Aspen Series:                                Janus Aspen Series:
           Janus Aspen Mid Cap Growth                      Janus Aspen Aggressive Growth
     Oppenheimer Variable Account Funds:                Oppenheimer Variable Account Funds:
           Oppenheimer Main Street(R)                      Oppenheimer Main Street(R) Growth & Income

     During 2003, the Champman DEM(R) Equity Fund - Institutional Shares and Lord Abbett Mid-Cap Value Fund - Class A were closed to Contractowners.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of the significant accounting policies of the
     Account:

     USE OF ESTIMATES

     The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

     INVESTMENTS

     Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined on a first-in, first-out basis. The difference between cost and current market value on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

     FEDERAL INCOME TAXES

     Operations of the Account form a part of, and are taxed with, the total operations of ILIAC, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of ILIAC.

     VARIABLE ANNUITY RESERVES

     Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves are equal to the aggregate account values of the Contractowners invested in the Account Divisions. Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table. The assumed investment return is 3.5% unless the Contractowner elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by ILIAC and may result in additional amounts being transferred into the Account by ILIAC to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

3.   CHARGES AND FEES

     Under the terms of the Contracts, certain charges are allocated to the Contracts to cover ILIAC's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

     MORTALITY AND EXPENSE RISK CHARGES

     ILIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.50% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contract.

     ADMINISTRATIVE CHARGES

     A daily charge at an annual rate of up to 0.25% of the assets attributable to the Contracts is deducted, as specified in the Contract, for administrative charges related to the Account.

     CONTRACT MAINTENANCE CHARGES

     For certain Contracts, an annual Contract maintenance fee of up to $30 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract.

     CONTINGENT DEFERRED SALES CHARGES

     For certain Contracts, a contingent deferred sales charge is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken, as specified in the Contract.

     PREMIUM TAXES

     For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the Contractowner's state of residence and currently ranges up to 4.0% of premiums.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

4.   RELATED PARTY TRANSACTIONS

     During the year ended December 31, 2003, management and service fees were paid indirectly to ING Investments, LLC, an affiliate of the Company, in its capacity as investment adviser to the ING GET Fund, ING VP Bond Portfolio, ING VP Money Market Portfolio, ING VP Balanced Portfolios, Inc., ING Variable Portfolios, Inc., ING VP Emerging Markets Fund, Inc., ING VP Natural Resources Trust, ING VP Growth and Income Portfolio, ING Strategic Allocation Portfolios, Inc., and ING Variable Products Trust. The annual fee rate ranged from 0.25% to 1.00% of the average net assets of each respective Fund or Fund of the Trust. In addition, management fees were paid to ING Life Insurance and Annuity Company, an affiliate, in its capacity as investment adviser to ING Partners, Inc. The annual fee rate ranged from 0.50% to 1.00% of the average net assets of each respective Fund of the Trust.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

5.   PURCHASES AND SALES OF INVESTMENT SECURITIES

     The aggregate cost of purchases and proceeds from sales of investments follow:

                                                                   YEAR ENDED DECEMBER 31
                                                               2003                      2002
                                                     -----------------------   -----------------------
                                                      PURCHASES      SALES      PURCHASES      SALES
                                                     -----------   ---------   -----------   ---------
                                                                    (DOLLARS IN THOUSANDS)
     AIM Variable Insurance Funds:
        AIM V.I. Capital Appreciation                $     3,360   $   2,720   $     4,305   $   3,212
        AIM V.I. Core Equity                               3,229       3,479         4,639       7,235
        AIM V.I. Growth                                    3,261       1,503         4,032       3,078
        AIM V.I. Premier Equity                            2,727       1,780         5,382       4,492
     American Century(R) Income & Growth                   1,932       1,032         1,593         843
     Baron Growth                                            130         129             -           -
     Calvert Variable Series, Inc.:
        Calvert Social Balanced                            6,802       4,502         5,053       5,018
     Chapman DEM(R) Equity                                     2          53         1,891       1,886
     Evergreen Special Values                              5,901       2,000         8,955       2,195
     Fidelity(R) Variable Insurance Products:
        Fidelity(R) VIP ASSET MANAGER(SM)                  2,606       1,719         2,132       2,720
        Fidelity(R) VIP Contrafund(R)                     82,727      16,424        65,465      17,163
        Fidelity(R) VIP Equity-Income                     47,066      14,323        62,848      17,196
        Fidelity(R) VIP Growth                            35,922      23,493        35,080      22,830
        Fidelity(R) VIP High Income                       33,252      30,625        10,447       9,409
        Fidelity(R) VIP Index 500                         17,461       9,452        12,610      12,891
        Fidelity(R) VIP Overseas                         395,384     388,671       281,455     280,916
     Franklin Templeton Variable Insurance                                               -           -
        Products Trust:
        Franklin Small Cap Value Securities               16,848      12,347        11,106       1,680
     The Growth Fund of America(R) - Class A                 377         385             -           -
     ING GET Funds:
        ING GET Fund - Series D                            9,899      86,343        11,539      56,298
        ING GET Fund - Series E                            5,190      28,667         5,420      19,105
        ING GET Fund - Series G                            1,243       6,668         1,767       6,055
        ING GET Fund - Series H                            1,175       5,706         1,130       3,900
        ING GET Fund - Series I                               93         187            45         127
        ING GET Fund - Series J                               69          74            13           9
        ING GET Fund - Series K                              128         424            59         346
        ING GET Fund - Series L                               42         177             1         148
        ING GET Fund - Series Q                                -         889         1,722         348
        ING GET Fund - Series S                               84      16,041        47,018         713
     ING VP Balanced                                      37,020      69,628        17,169     102,630
     ING VP Bond                                          33,833     102,976        84,342      53,732
     ING VP Emerging Markets                              70,319      69,829        47,683      47,805
     ING VP Money Market                               1,131,288   1,239,896     1,389,100   1,386,608
     ING VP Natural Resources                              5,744       6,927         4,360       4,778

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                   YEAR ENDED DECEMBER 31
                                                               2003                      2002
                                                     -----------------------   -----------------------
                                                      PURCHASES      SALES      PURCHASES      SALES
                                                     -----------   ---------   -----------   ---------
                                                                   (DOLLARS IN THOUSANDS)
     ING Investors Trust:
        ING MFS Total Return                         $     7,972   $      85   $         -   $       -
        ING T. Rowe Price Equity Income                    2,306         353             -           -
     ING Partners, Inc.:
        ING DSI Enhanced Index                               684         111           188          55
        ING Alger Aggressive Growth - Initial Class          111         101             -           -
        ING Alger Aggressive Growth - Service Class        9,052       1,688         1,108         130
        ING Alger Growth                                   2,164         521           286          14
        ING American Century Small Cap Value               3,972         503         3,070       1,086
        ING Baron Small Cap Growth                        10,703       1,140         4,072         754
        ING Goldman Sachs(R) Capital Growth                  588         230           497         132
        ING JPMorgan Fleming International               682,940     697,566       877,752     896,772
        ING JPMorgan Mid Cap Value                         3,093         684         1,323         286
        ING MFS Capital Opportunities                      7,070      18,461         7,581      31,352
        ING MFS Global Growth                              1,857         980           525         312
        ING MFS Research Equity                            5,467      17,682         3,898      19,904
        ING OpCap Balanced  Value                          8,320         413           620         120
        ING PIMCO Total Return                            35,648      20,611        17,098       1,052
        ING Salomon Brothers Aggressive Growth            24,087      25,896        10,302      35,081
        ING Salomon Brothers Fundamental Value            11,986       3,925           445         188
        ING Salomon Brother Investors Value                3,359         574           726          58
        ING T. Rowe Price Growth Equity                   34,215      11,462        17,850      17,806
        ING UBS Tactical Asset Allocation                    808         529           740         250
        ING Van Kampen Comstock                           20,406         485         8,601          36
     ING Strategic Allocation Portfolios, Inc.:
        ING VP Strategic Allocation Balanced               6,498       4,463         4,620       7,022
        ING VP Strategic Allocation Growth                 5,494       4,688         5,098       5,763
        ING VP Strategic Allocation Income                 4,504       5,584         5,482       8,179
     ING Variable Funds:
        ING VP Growth and Income                          14,919     348,130        28,885     470,112
     ING Variable Insurance Trust:
        ING GET US Core - Series 1                         2,371          72             -           -
        ING GET US Core - Series 2                        20,499          14             -           -
        ING GET US Core - Series 3                           207           -             -           -
     ING Variable Portfolios, Inc.:
        ING VP Technology                                 33,815      21,297        32,390      25,195
        ING VP Growth                                      9,981      13,305         7,859      18,432
        ING VP Index Plus LargeCap                        61,327      34,201        56,456      31,240
        ING VP Index Plus MidCap                          52,770      13,706        88,754      10,667
        ING VP Index Plus SmallCap                        33,506      15,899        47,752      11,943

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                   YEAR ENDED DECEMBER 31
                                                               2003                      2002
                                                     -----------------------   -----------------------
                                                      PURCHASES      SALES      PURCHASES      SALES
                                                     -----------   ---------   -----------   ---------
                                                                    (DOLLARS IN THOUSANDS)
     ING Variable Portfolios, Inc. (continued):
        ING VP International Equity                  $    27,126   $  26,209   $    25,699   $  25,622
        ING VP Small Company                              81,863      72,364       115,601      98,843
        ING VP Value Opportunity                          10,678      19,264        45,669       9,782
     ING Variable Products Trust:
        ING VP Growth Opportunities                        1,325         347           262          77
        ING VP International Value                        17,423       3,598        15,013       2,169
        ING VP MagnaCap                                      958         205           612           7
        ING VP MidCap Opportunties                         4,145       1,061           737         241
        ING VP SmallCap Opportunities                      5,880       1,236         3,521         469
     Janus Aspen Series:
        Janus Aspen Balanced                              40,324      49,846        65,771      17,686
        Janus Aspen Capital Appreciation                   1,344         734         2,131         443
        Janus Aspen Flexible Income                       27,330      30,939        48,621      16,738
        Janus Aspen Growth                                11,473      30,958        12,205      40,153
        Janus Aspen Mid Cap Growth                        26,548      60,136        35,945      81,054
        Janus Aspen Worldwide Growth                      31,915     115,304        39,362     112,523
     Janus Twenty                                            141          65           179         168
     Lord Abbett Series Fund, Inc.:
        Lord Abbett Growth and Income                     30,750         310        12,116         230
        Lord Abbett Mid-Cap Value - Class A                   93         112            21           -
        Lord Abbett Mid-Cap Value - Class VC              17,073       2,921        10,914         575
     MFS(R) Variable Insurance Trust(SM):
        MFS(R) Total Return                               15,279       3,537        23,543       2,786
     Oppenheimer Developing Markets                       24,991      21,471         7,273       6,012
     Oppenheimer Variable Account Funds:
        Oppenheimer Aggressive Growth                          1           1             5           1
        Oppenheimer Global Securities                     82,514       9,981        70,668      10,556
        Oppenheimer Main Street(R)                             -           3            36           3
        Oppenheimer Strategic Bond                        37,158      24,113        13,925       7,204
     Pax World Balanced                                    1,863         213           685       1,150
     Pioneer Variable Contracts Trust:
        Pioneer Equity Income                              7,522       2,050         4,146         244
        Pioneer Fund                                         990         116           514          66
        Pioneer Mid Cap Value                              9,551       1,627         2,985         689
     Templeton Foreign                                        60          60             -           -

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

6.   CHANGES IN UNITS

     The changes in units outstanding were as follows:

                                                                            YEAR ENDED DECEMBER 31
                                                                          2003                2002
                                                                    ----------------    ----------------
                                                                    NET UNITS ISSUED    NET UNITS ISSUED
                                                                       (REDEEMED)          (REDEEMED)
                                                                    ----------------    ----------------
     AIM Variable Insurance Funds:
        AIM V.I. Capital Appreciation                                        121,881             169,039
        AIM V.I. Core Equity                                                 (30,959)           (343,354)
        AIM V.I. Growth                                                      420,791             189,557
        AIM V.I. Premier Equity                                              179,709              94,922
     American Century(R) Income & Growth                                     112,975              97,487
     Baron Growth                                                                 22                   -
     Calvert Variable Series, Inc.:
        Calvert Social Balanced                                              147,970              (8,328)
     Chapman DEM(R) Equity                                                         -              (2,573)
     Evergreen Special Values                                                299,098             502,950
     Fidelity(R) Variable Insurance Products:
        Fidelity(R) VIP ASSET MANAGER(SM)                                     24,732             (84,867)
        Fidelity(R) VIP Contrafund(R)                                      4,004,285           3,125,242
        Fidelity(R) VIP Equity-Income                                      2,232,358           2,601,117
        Fidelity(R) VIP Growth                                             1,287,068           1,083,971
        Fidelity(R) VIP High Income                                          337,345             118,575
        Fidelity(R) VIP Index 500                                            402,973             (76,688)
        Fidelity(R) VIP Overseas                                             789,491             412,766
     Franklin Templeton Variable Insurance Products Trust:
        Franklin Small Cap Value Securities                                  452,082             847,140
     ING GET Funds:
        ING GET Fund - Series D                                           (7,959,655)         (5,119,012)
        ING GET Fund - Series E                                           (2,482,898)         (1,630,786)
        ING GET Fund - Series G                                             (594,633)           (504,253)
        ING GET Fund - Series H                                             (485,782)           (327,405)
        ING GET Fund - Series I                                              (11,016)            (10,456)
        ING GET Fund - Series J                                               (1,059)               (247)
        ING GET Fund - Series K                                              (32,282)            (31,737)
        ING GET Fund - Series L                                              (15,766)            (13,498)
        ING GET Fund - Series Q                                              (80,054)            133,484
        ING GET Fund - Series S                                           (1,517,841)          4,623,710
     ING VP Balanced                                                      (1,112,753)         (4,288,778)
     ING VP Bond                                                          (3,323,438)            895,292
     ING VP Emerging Markets                                                 102,010              11,496
     ING VP Money Market                                                  (6,220,704)           (514,318)
     ING VP Natural Resources                                                (81,853)            (38,669)

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                            YEAR ENDED DECEMBER 31
                                                                          2003                2002
                                                                    ----------------    ----------------
                                                                    NET UNITS ISSUED    NET UNITS ISSUED
                                                                       (REDEEMED)          (REDEEMED)
                                                                    ----------------    ----------------
     ING Investors Trust:
        ING MFS Total Return                                                 700,937                   -
        ING T. Rowe Price Equity Income                                      165,547                   -
     ING Partners, Inc.:
        ING DSI Enhanced Index                                                81,415              19,200
        ING Alger Aggressive Growth - Initial Class                            1,154                   -
        ING Alger Aggressive Growth - Service Class                        1,121,316             165,744
        ING Alger Growth                                                     214,030              38,880
        ING American Century Small Cap Value                                 355,593             226,876
        ING Baron Small Cap Growth                                           940,630             372,442
        ING Goldman Sachs(R) Capital Growth                                   40,099              42,741
        ING JPMorgan Fleming International                                  (560,840)           (721,355)
        ING JPMorgan Mid Cap Value                                           225,796             113,165
        ING MFS Capital Opportunities                                       (537,394)         (1,173,796)
        ING MFS Global Growth                                                 94,892              24,287
        ING MFS Research Equity                                             (918,451)         (1,288,144)
        ING OpCap Balanced Value                                             692,988              59,218
        ING PIMCO Total Return                                             1,327,641           1,517,719
        ING Salomon Brothers Aggressive Growth                               328,935          (2,326,937)
        ING Salomon Brothers Fundamental Value                               554,916              22,856
        ING Salomon Brother Investors Value                                  253,762              67,275
        ING T. Rowe Price Growth Equity                                    1,554,224              63,416
        ING UBS Tactical Asset Allocation                                      7,611              42,475
        ING Van Kampen Comstock                                            1,967,779             982,853
     ING Strategic Allocation Portfolios, Inc.:
        ING VP Strategic Allocation Balanced                                 108,957            (237,027)
        ING VP Strategic Allocation Growth                                    98,672             (78,417)
        ING VP Strategic Allocation Income                                  (108,451)           (253,276)
     ING Variable Funds:
        ING VP Growth and Income                                         (17,517,346)           (790,096)
     ING Variable Insurance Trust:
        ING GET US Core - Series 1                                           231,302                   -
        ING GET US Core - Series 2                                         2,055,233                   -
        ING GET US Core - Series 3                                            20,674                   -
     ING Variable Portfolios, Inc.:
        ING VP Technology                                                  3,763,655           1,759,349
        ING VP Growth                                                       (183,843)        (22,806,058)
        ING VP Index Plus LargeCap                                         2,013,333           1,834,250
        ING VP Index Plus MidCap                                           2,691,961           5,293,258
        ING VP Index Plus SmallCap                                         1,631,088           3,221,273
        ING VP International Equity                                          135,837              46,227
        ING VP Small Company                                                 617,906           1,138,936
        ING VP Value Opportunity                                            (669,895)          2,310,707

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                            YEAR ENDED DECEMBER 31
                                                                          2003                2002
                                                                    ----------------    ----------------
                                                                    NET UNITS ISSUED    NET UNITS ISSUED
                                                                       (REDEEMED)          (REDEEMED)
                                                                    ----------------    ----------------
     ING Variable Products Trust:
        ING VP Growth Opportunities                                          137,247              25,196
        ING VP International Value                                         1,554,185           1,442,929
        ING VP MagnaCap                                                       97,929              79,533
        ING VP MidCap Opportunties                                           381,501              62,747
        ING VP SmallCap Opportunities                                        723,325             439,781
     Janus Aspen Series:
        Janus Aspen Balanced                                                (516,201)          2,716,798
        Janus Aspen Capital Appreciation                                      96,747             254,156
        Janus Aspen Flexible Income                                         (357,321)          1,849,774
        Janus Aspen Growth                                                (1,192,449)     (1,714,452,627)
        Janus Aspen Mid Cap Growth                                        (1,685,384)         (2,767,545)
        Janus Aspen Worldwide Growth                                      (5,189,406)         (4,136,407)
     Janus Twenty                                                             18,414               2,274
     Lord Abbett Series Fund, Inc.:
        Lord Abbett Growth and Income                                      3,406,125           1,418,813
        Lord Abbett Mid-Cap Value - Class A                                        -               2,255
        Lord Abbett Mid-Cap Value - Class VC                               1,521,794           1,184,575
     MFS(R) Variable Insurance Trust(SM):
        MFS(R) Total Return                                                  970,674           1,699,997
     Oppenheimer Developing Markets                                          283,558             120,880
     Oppenheimer Variable Account Funds:
        Oppenheimer Aggressive Growth                                              -                   -
        Oppenheimer Global Securities                                      5,451,438           4,562,324
        Oppenheimer Main Street(R)                                                 -                   -
        Oppenheimer Strategic Bond                                           996,074             550,284
     Pax World Balanced                                                      182,421             (58,236)
     Pioneer Variable Contracts Trust:
        Pioneer Equity Income                                                624,038             462,635
        Pioneer Fund                                                         107,358              56,238
        Pioneer Mid Cap Value                                                738,490             236,696

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

7.   UNIT SUMMARY

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        AIM V.I. CAPITAL APPRECIATION
        Contracts in accumulation period:
            Qualified III                                  532.095   $     8.88   $          4,725
            Qualified VI                             1,061,604.680         8.76          9,299,657
            Qualified VIII                               1,716.667         8.76             15,038
            Qualified X (1.15)                           5,848.750         8.80             51,469
            Qualified X (1.25)                          85,636.644         8.76            750,177
            Qualified XII (0.05)                        22,414.811         8.98            201,285
            Qualified XII (0.15)                         4,486.869         9.90             44,420
            Qualified XII (0.25)                        27,214.379         9.18            249,828
            Qualified XII (0.35)                        22,409.300         9.14            204,821
            Qualified XII (0.45)                         2,225.055         9.10             20,248
            Qualified XII (0.55)                        12,055.359         9.05            109,101
            Qualified XII (0.60)                        16,905.759         9.03            152,659
            Qualified XII (0.65)                         5,328.413         9.01             48,009
            Qualified XII (0.70)                        37,537.709         8.99            337,464
            Qualified XII (0.75)                        20,975.251         8.97            188,148
            Qualified XII (0.80)                       160,001.788         8.95          1,432,016
            Qualified XII (0.85)                       101,589.026         8.93            907,190
            Qualified XII (0.90)                         3,991.021         8.91             35,560
            Qualified XII (0.95)                        91,829.055         8.88            815,442
            Qualified XII (1.00)                       245,970.654         8.86          2,179,300
            Qualified XII (1.05)                        17,248.303         8.84            152,475
            Qualified XII (1.10)                        19,873.696         8.82            175,286
            Qualified XII (1.15)                         6,641.250         8.80             58,443
            Qualified XII (1.20)                        21,903.303         8.78            192,311
            Qualified XII (1.25)                        23,113.699         8.76            202,476
            Qualified XII (1.30)                         3,132.380         8.74             27,377
            Qualified XII (1.35)                         3,007.110         8.72             26,222
            Qualified XII (1.40)                        12,365.747         8.70            107,582
            Qualified XII (1.50)                         7,894.804         8.66             68,369
            Qualified XV                                 4,770.316         8.86             42,265
            Qualified XVI                               21,151.732         8.66            183,174
            Qualified XVII                                 817.466         8.76              7,161
            Qualified XVIII                              6,130.023         8.76             53,699
            Qualified XXI                               10,286.547         8.92             91,756
            Qualified XXIV                              83,843.146         8.90            746,204
            Qualified XXV                               17,452.696         8.90            155,329
            Qualified XXVI                               4,297.066         8.86             38,072
            Qualified XXVII                            213,321.572         5.47          1,166,869
            Qualified XXXII                              1,939.219        10.25             19,877
                                                   ---------------                ----------------
                                                     2,409,463.360                $     20,561,504
                                                   ===============                ================

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        AIM V.I. CORE EQUITY
        Contracts in accumulation period:
            Qualified VI                             2,531,856.088   $     7.72   $     19,545,929
            Qualified VIII                                 727.626         7.71              5,610
            Qualified X (1.15)                           1,241.290         7.75              9,620
            Qualified X (1.25)                         177,651.684         7.72          1,371,471
            Qualified XII (0.05)                        25,910.872         7.91            204,955
            Qualified XII (0.15)                         2,140.116        10.32             22,086
            Qualified XII (0.25)                        66,733.498         8.09            539,874
            Qualified XII (0.35)                        23,186.584         8.05            186,652
            Qualified XII (0.45)                         9,808.988         8.01             78,570
            Qualified XII (0.55)                        42,325.564         7.98            337,758
            Qualified XII (0.60)                        73,389.196         7.96            584,178
            Qualified XII (0.65)                         3,382.494         7.94             26,857
            Qualified XII (0.70)                        54,465.783         7.92            431,369
            Qualified XII (0.75)                        54,338.101         7.90            429,271
            Qualified XII (0.80)                       421,225.127         7.88          3,319,254
            Qualified XII (0.85)                       149,090.331         7.86          1,171,850
            Qualified XII (0.90)                         1,757.834         7.85             13,799
            Qualified XII (0.95)                       151,077.140         7.83          1,182,934
            Qualified XII (1.00)                       932,379.386         7.81          7,281,883
            Qualified XII (1.05)                        73,241.848         7.79            570,554
            Qualified XII (1.10)                        35,061.777         7.77            272,430
            Qualified XII (1.15)                        35,069.936         7.75            271,792
            Qualified XII (1.20)                        54,657.623         7.74            423,050
            Qualified XII (1.25)                        36,256.736         7.72            279,902
            Qualified XII (1.30)                         6,389.221         7.70             49,197
            Qualified XII (1.35)                         3,571.224         7.68             27,427
            Qualified XII (1.40)                        22,662.402         7.66            173,594
            Qualified XII (1.45)                         2,679.477         7.65             20,498
            Qualified XII (1.50)                         6,077.981         7.63             46,375
            Qualified XV                                 5,704.225         7.81             44,550
            Qualified XVI                               39,055.570         7.63            297,994
            Qualified XVII                               6,715.026         7.72             51,840
            Qualified XVIII                              9,960.492         7.72             76,895
            Qualified XXI                                5,119.720         7.86             40,241
            Qualified XXIV                              52,534.056         7.84            411,867
            Qualified XXV                               21,935.459         7.84            171,974
            Qualified XXVI                              22,411.139         7.81            175,031
            Qualified XXVII                            378,273.539         6.16          2,330,165
            Qualified XXXII                              4,157.281        10.37             43,111
                                                   ---------------                ----------------
                                                     5,544,222.434                $     42,522,407
                                                   ===============                ================

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        AIM V.I. GROWTH
        Contracts in accumulation period:
            Qualified III                                2,197.711   $     5.68   $         12,483
            Qualified VI                             1,388,622.122         5.47          7,595,763
            Qualified X (1.15)                           1,095.810         5.49              6,016
            Qualified X (1.25)                         117,002.376         5.47            640,003
            Qualified XII (0.05)                         7,737.011         5.62             43,482
            Qualified XII (0.15)                         1,828.256         8.60             15,723
            Qualified XII (0.25)                        29,956.371         5.73            171,650
            Qualified XII (0.35)                        17,087.193         5.70             97,397
            Qualified XII (0.45)                           288.029         5.68              1,636
            Qualified XII (0.55)                        19,240.708         5.65            108,710
            Qualified XII (0.60)                        17,757.092         5.64            100,150
            Qualified XII (0.65)                         7,603.382         5.62             42,731
            Qualified XII (0.70)                        51,288.949         5.61            287,731
            Qualified XII (0.75)                        36,736.428         5.60            205,724
            Qualified XII (0.80)                       312,002.867         5.58          1,740,976
            Qualified XII (0.85)                       118,546.859         5.57            660,306
            Qualified XII (0.90)                         8,878.957         5.56             49,367
            Qualified XII (0.95)                       107,652.165         5.54            596,393
            Qualified XII (1.00)                       330,345.208         5.53          1,826,809
            Qualified XII (1.05)                        32,898.369         5.52            181,599
            Qualified XII (1.10)                        24,025.408         5.51            132,380
            Qualified XII (1.15)                         8,684.153         5.49             47,676
            Qualified XII (1.20)                        66,502.920         5.48            364,436
            Qualified XII (1.25)                        35,694.516         5.47            195,249
            Qualified XII (1.30)                         1,069.174         5.45              5,827
            Qualified XII (1.35)                         2,359.559         5.44             12,836
            Qualified XII (1.40)                        28,200.922         5.43            153,131
            Qualified XII (1.45)                            26.014         5.42                141
            Qualified XII (1.50)                         3,622.963         5.40             19,564
            Qualified XV                                 7,171.893         5.55             39,804
            Qualified XVI                               45,020.556         5.40            243,111
            Qualified XVII                               8,544.059         5.47             46,736
            Qualified XVIII                              2,873.309         5.47             15,717
            Qualified XXI                               11,427.371         5.59             63,879
            Qualified XXIV                              50,868.525         5.56            282,829
            Qualified XXV                               12,573.021         5.56             69,906
            Qualified XXVI                              13,662.388         5.53             75,553
            Qualified XXVII                            209,074.999         4.16            869,752
            Qualified XXXII                              3,056.135        10.35             31,631
                                                   ---------------                ----------------
                                                     3,143,223.748                $     17,054,807
                                                   ===============                ================

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                                      EXTENDED
                   DIVISION/CONTRACT                    UNITS        UNIT VALUE        VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        AIM V.I. PREMIER EQUITY
        Currently payable annuity contracts:                                      $          4,275
        Contracts in accumulation period:
            Qualified III                                  350.548   $     7.30              2,559
            Qualified VI                             1,091,484.690         7.12          7,771,371
            Qualified VIII                                   4.635         7.12                 33
            Qualified X (1.15)                           8,615.363         7.16             61,686
            Qualified X (1.25)                          99,512.921         7.12            708,532
            Qualified XII (0.05)                        13,890.959         7.30            101,404
            Qualified XII (0.15)                         2,158.891         8.66             18,696
            Qualified XII (0.25)                        15,324.899         7.47            114,477
            Qualified XII (0.35)                        16,527.995         7.43            122,803
            Qualified XII (0.45)                       159,311.621         7.40          1,178,906
            Qualified XII (0.55)                        33,639.130         7.36            247,584
            Qualified XII (0.60)                        21,664.898         7.35            159,237
            Qualified XII (0.65)                         7,447.203         7.33             54,588
            Qualified XII (0.70)                       122,353.625         7.31            894,405
            Qualified XII (0.75)                        35,978.326         7.29            262,282
            Qualified XII (0.80)                       276,002.748         7.28          2,009,300
            Qualified XII (0.85)                        70,672.039         7.26            513,079
            Qualified XII (0.90)                         8,159.254         7.24             59,073
            Qualified XII (0.95)                       144,962.241         7.23          1,048,077
            Qualified XII (1.00)                       280,705.410         7.21          2,023,886
            Qualified XII (1.05)                        32,240.751         7.19            231,811
            Qualified XII (1.10)                        21,956.546         7.18            157,648
            Qualified XII (1.15)                        11,993.156         7.16             85,871
            Qualified XII (1.20)                        32,684.593         7.14            233,368
            Qualified XII (1.25)                        34,316.152         7.12            244,331
            Qualified XII (1.30)                         2,612.095         7.11             18,572
            Qualified XII (1.35)                         8,892.524         7.09             63,048
            Qualified XII (1.40)                        13,707.355         7.07             96,911
            Qualified XII (1.50)                         3,090.767         7.04             21,759
            Qualified XV                                 4,613.055         7.20             33,214
            Qualified XVI                               21,807.954         7.04            153,528
            Qualified XVII                              22,161.992         7.13            158,015
            Qualified XVIII                              2,870.547         7.13             20,467
            Qualified XXI                                3,960.413         7.25             28,713
            Qualified XXIV                              83,508.840         7.24            604,604
            Qualified XXV                                9,243.370         7.24             66,922
            Qualified XXVI                               2,560.749         7.21             18,463
            Qualified XXVII                            234,999.674         6.15          1,445,248
            Qualified XXXII                                227.977        10.33              2,355
                                                   ---------------                ----------------
                                                     2,956,215.906                $     21,041,101
                                                   ===============                ================

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        AMERICAN CENTURY(R) INCOME & GROWTH
        Contracts in accumulation period:
            Qualified XII
            (1.10)                                       2,250.577   $    27.72   $         62,386
            Qualified XXVII                            270,115.796         8.99          2,428,341
                                                   ---------------                ----------------
                                                       272,366.373                $      2,490,727
                                                   ===============                ================

        BARON GROWTH
        Contracts in accumulation period:
            Qualified XI                                    21.999   $    12.91   $            284
                                                   ---------------                ----------------
                                                            21.999                $            284
                                                   ===============                ================

        CALVERT SOCIAL BALANCED
        Contracts in accumulation period:
            Qualified III                                  686.743   $    27.08   $         18,597
            Qualified V                                    282.720        20.66              5,841
            Qualified VI                               937,301.421        20.41         19,130,322
            Qualified VIII                               5,692.769        18.53            105,487
            Qualified X (1.15)                           4,603.042        10.52             48,424
            Qualified X (1.25)                          53,828.872        10.46            563,050
            Qualified XII (0.05)                         2,665.530        21.12             56,296
            Qualified XII (0.15)                         7,123.301        10.30             73,370
            Qualified XII (0.25)                        76,499.911        11.23            859,094
            Qualified XII (0.35)                        90,708.774        11.17          1,013,217
            Qualified XII (0.40)                        65,250.289        15.57          1,015,947
            Qualified XII (0.45)                        20,774.077        11.11            230,800
            Qualified XII (0.55)                        10,935.837        11.05            120,841
            Qualified XII (0.60)                        12,991.652        11.02            143,168
            Qualified XII (0.65)                         8,298.089        10.99             91,196
            Qualified XII (0.70)                        58,482.648        10.95            640,385
            Qualified XII (0.75)                        93,435.989        10.92          1,020,321
            Qualified XII (0.80)                       198,552.223        11.47          2,277,394
            Qualified XII (0.85)                       211,315.869        15.25          3,222,567
            Qualified XII (0.90)                         9,574.470        11.32            108,383
            Qualified XII (0.95)                        81,000.991        15.13          1,225,545
            Qualified XII (1.00)                       381,327.056        15.08          5,750,412
            Qualified XII (1.05)                        31,600.133        15.02            474,634
            Qualified XII (1.10)                        40,704.345        14.96            608,937
            Qualified XII (1.15)                         9,193.087        14.90            136,977
            Qualified XII (1.20)                        12,574.613        14.85            186,733
            Qualified XII (1.25)                        11,778.229        14.79            174,200
            Qualified XII (1.30)                         4,323.490        14.73             63,685
            Qualified XII (1.35)                         3,004.700        14.68             44,109

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        CALVERT SOCIAL BALANCED (CONTINUED)
            Qualified XII (1.40)                        14,375.650   $    14.62   $        210,172
            Qualified XII (1.45)                         1,008.374        14.57             14,692
            Qualified XII (1.50)                           720.331        14.51             10,452
            Qualified XV                                 2,887.764        20.84             60,181
            Qualified XVI                               36,324.215        20.07            729,027
            Qualified XVII                                 717.932        20.41             14,653
            Qualified XVIII                              9,407.075        10.46             98,398
            Qualified XXI                                3,121.200        20.99             65,514
            Qualified XXIV                              29,407.591        15.15            445,525
            Qualified XXV                                5,754.243        20.74            119,343
            Qualified XXVI                                  23.934        20.64                494
            Qualified XXVII                            618,903.003        27.31         16,902,241
            Qualified XXVIII                            91,582.738        27.17          2,488,303
            Qualified XXXII                                662.390        10.21              6,763
                                                   ---------------                ----------------
                                                     3,259,407.310                $     60,575,690
                                                   ===============                ================

        EVERGREEN SPECIAL VALUES
        Contracts in accumulation period:
            Qualified XII (0.95)                        23,843.355   $    15.50   $        369,572
            Qualified XXVII                          1,093,806.523        15.33         16,768,054
                                                   ---------------                ----------------
                                                     1,117,649.878                $     17,137,626
                                                   ===============                ================

        FIDELITY(R) VIP ASSET MANAGER(SM)
        Contracts in accumulation period:
            Qualified XXVII                          1,144,415.416   $    17.45   $     19,970,049
            Qualified XXVIII                           101,232.373        17.36          1,757,394
                                                   ---------------                ----------------
                                                     1,245,647.789                $     21,727,443
                                                   ===============                ================

        FIDELITY(R) VIP CONTRAFUND(R)
        Contracts in accumulation period:
            Qualified III                               12,794.534   $    24.70   $        316,025
            Qualified V                                 12,621.807        21.69            273,767
            Qualified VI                             9,251,982.135        21.83        201,970,770
            Qualified VIII                               7,275.466        21.97            159,842
            Qualified X (1.15)                          74,793.331        24.74          1,850,387
            Qualified X (1.25)                         706,490.012        24.53         17,330,200
            Qualified XII (0.05)                        76,218.407        22.60          1,722,536
            Qualified XII (0.15)                         8,226.522        11.50             94,605
            Qualified XII (0.15)                        67,243.304        11.50            773,298

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                                      EXTENDED
                   DIVISION/CONTRACT                    UNITS        UNIT VALUE        VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        FIDELITY(R) VIP CONTRAFUND(R) (CONTINUED)
            Qualified XII (0.25)                       519,029.443   $    13.45   $      6,980,946
            Qualified XII (0.35)                       130,699.626        13.38          1,748,761
            Qualified XII (0.40)                       350,625.894        20.70          7,257,956
            Qualified XII (0.45)                       480,452.180        13.30          6,390,014
            Qualified XII (0.55)                       224,547.921        13.23          2,970,769
            Qualified XII (0.60)                       578,034.571        13.19          7,624,276
            Qualified XII (0.65)                        94,552.775        13.15          1,243,369
            Qualified XII (0.70)                       297,547.789        13.12          3,903,827
            Qualified XII (0.75)                       602,508.792        13.08          7,880,815
            Qualified XII (0.80)                     2,600,443.096        14.34         37,290,354
            Qualified XII (0.85)                       451,914.398        20.28          9,164,824
            Qualified XII (0.90)                        76,720.675        13.93          1,068,719
            Qualified XII (0.95)                       733,979.682        20.13         14,775,011
            Qualified XII (1.00)                     4,661,112.119        20.05         93,455,298
            Qualified XII (1.05)                       219,718.678        19.97          4,387,782
            Qualified XII (1.10)                       110,439.397        19.90          2,197,744
            Qualified XII (1.15)                        83,149.698        19.82          1,648,027
            Qualified XII (1.20)                        68,669.975        19.75          1,356,232
            Qualified XII (1.25)                        74,452.669        19.67          1,464,484
            Qualified XII (1.30)                         4,023.776        19.60             78,866
            Qualified XII (1.35)                         6,046.107        19.52            118,020
            Qualified XII (1.40)                        40,920.000        19.45            795,894
            Qualified XII (1.45)                         2,820.805        19.37             54,639
            Qualified XII (1.50)                        15,542.590        19.30            299,972
            Qualified XV                                38,783.588        22.30            864,874
            Qualified XVI                              185,515.603        21.47          3,983,020
            Qualified XVII                              26,962.391        21.83            588,589
            Qualified XVIII                             25,597.228        24.53            627,900
            Qualified XXI                               69,293.987        22.45          1,555,650
            Qualified XXIV                             205,147.120        20.14          4,131,663
            Qualified XXV                               94,145.291        22.19          2,089,084
            Qualified XXVI                              12,063.587        22.08            266,364
            Qualified XXVII                          3,526,153.714        24.91         87,836,489
            Qualified XXVIII                           941,238.378        24.78         23,323,887
            Qualified XXXII                             44,105.314        10.35            456,490
                                                   ---------------                ----------------
                                                    27,814,604.375                $    564,372,039
                                                   ===============                ================

        FIDELITY(R) VIP EQUITY-INCOME
        Contracts in accumulation period:
            Qualified III                                2,068.925   $    20.37   $         42,144
            Qualified V                                  1,140.669        19.13             21,821
            Qualified VI                             5,980,707.198        19.45         16,324,755
            Qualified VIII                               7,179.814        19.37            139,073

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        FIDELITY(R) VIP EQUITY-INCOME (CONTINUED)
            Qualified X (1.15)                         127,574.247   $    24.58   $      3,135,775
            Qualified X (1.25)                         880,788.250        24.34         21,438,386
            Qualified XII (0.05)                        38,067.312        20.13            766,295
            Qualified XII (0.15)                        60,862.571        10.58            643,926
            Qualified XII (0.25)                       392,215.654        11.69          4,585,001
            Qualified XII (0.35)                       137,693.115        11.62          1,599,994
            Qualified XII (0.40)                       282,497.282        17.66          4,988,902
            Qualified XII (0.45)                       210,213.495        11.56          2,430,068
            Qualified XII (0.55)                       155,450.131        11.49          1,786,122
            Qualified XII (0.60)                       639,168.325        11.46          7,324,869
            Qualified XII (0.65)                        44,084.164        11.43            503,882
            Qualified XII (0.70)                       276,485.263        11.40          3,151,932
            Qualified XII (0.75)                       454,343.271        11.37          5,165,883
            Qualified XII (0.80)                     1,843,677.508        12.36         22,787,854
            Qualified XII (0.85)                       500,320.174        17.30          8,655,539
            Qualified XII (0.90)                        43,566.033        12.10            527,149
            Qualified XII (0.95)                       534,834.712        17.17          9,183,112
            Qualified XII (1.00)                     1,440,034.737        17.10         24,624,594
            Qualified XII (1.05)                       156,687.735        17.04          2,669,959
            Qualified XII (1.10)                       132,196.700        16.97          2,243,378
            Qualified XII (1.15)                        41,131.993        16.91            695,542
            Qualified XII (1.20)                        70,820.843        16.84          1,192,623
            Qualified XII (1.25)                        77,041.299        16.78          1,292,753
            Qualified XII (1.30)                        15,625.180        16.72            261,253
            Qualified XII (1.35)                         6,515.916        16.65            108,490
            Qualified XII (1.40)                        61,026.281        16.59          1,012,426
            Qualified XII (1.45)                         1,685.118        16.53             27,855
            Qualified XII (1.50)                         9,402.187        16.46            154,760
            Qualified XV                                32,241.872        19.87            640,646
            Qualified XVI                              179,752.065        19.13          3,438,657
            Qualified XVII                              17,326.118        19.45            336,993
            Qualified XVIII                             21,677.034        24.34            527,619
            Qualified XXI                               37,713.993        20.01            754,657
            Qualified XXIV                             139,460.943        17.18          2,395,939
            Qualified XXV                               51,438.645        19.77          1,016,942
            Qualified XXVI                              22,091.002        19.67            434,530
            Qualified XXVII                          2,209,984.275        20.54         45,393,077
            Qualified XXVIII                         1,126,700.636        20.43         23,018,494
            Qualified XXXII                             35,849.334        10.50            376,418
                                                   ---------------                ----------------
                                                    18,499,342.019                $    327,820,087
                                                   ===============                ================

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        FIDELITY(R) VIP GROWTH
        Contracts in accumulation period:
            Qualified III                                1,037.361   $    17.05   $         17,687
            Qualified V                                    802.261        16.81             13,486
            Qualified VI                            10,095,141.651        16.83        169,901,234
            Qualified VIII                              10,364.357        17.03            176,505
            Qualified X (1.15)                          98,863.240        23.64          2,337,127
            Qualified X (1.25)                       1,157,472.149        23.41         27,096,423
            Qualified XII (0.05)                        34,964.811        17.42            609,087
            Qualified XII (0.15)                           317.044         9.27              2,939
            Qualified XII (0.15)                        87,160.626         9.27            807,979
            Qualified XII (0.25)                       629,166.696        11.26          7,084,417
            Qualified XII (0.35)                       154,119.554        11.20          1,726,139
            Qualified XII (0.45)                       481,243.307        11.13          5,356,238
            Qualified XII (0.55)                       248,666.486        11.07          2,752,738
            Qualified XII (0.60)                       555,651.812        11.04          6,134,396
            Qualified XII (0.65)                       121,964.124        11.01          1,342,825
            Qualified XII (0.70)                       418,415.301        10.98          4,594,200
            Qualified XII (0.75)                       748,472.785        10.95          8,195,777
            Qualified XII (0.80)                     2,701,906.772        11.96         32,314,805
            Qualified XII (0.85)                     1,135,915.693        15.74         17,879,313
            Qualified XII (0.90)                        81,135.917        11.61            941,988
            Qualified XII (0.95)                       829,139.885        15.62         12,951,165
            Qualified XII (1.00)                     2,905,115.424        15.56         45,203,596
            Qualified XII (1.05)                       284,567.807        15.50          4,410,801
            Qualified XII (1.10)                       154,335.363        15.44          2,382,938
            Qualified XII (1.15)                        64,097.011        15.39            986,453
            Qualified XII (1.20)                       197,515.395        15.33          3,027,911
            Qualified XII (1.25)                       100,005.894        15.27          1,527,090
            Qualified XII (1.30)                        26,754.240        15.21            406,932
            Qualified XII (1.35)                        15,079.670        15.15            228,457
            Qualified XII (1.40)                        76,227.634        15.09          1,150,275
            Qualified XII (1.45)                            83.976        15.04              1,263
            Qualified XII (1.50)                        17,712.483        14.98            265,333
            Qualified XV                                40,386.620        17.19            694,246
            Qualified XVI                              265,559.154        16.55          4,395,004
            Qualified XVII                              29,175.045        16.83            491,016
            Qualified XVIII                             51,529.047        23.41          1,206,295
            Qualified XXI                              104,175.736        17.31          1,803,282
            Qualified XXIV                             307,461.740        15.63          4,805,627
            Qualified XXV                              213,267.738        17.11          3,649,011
            Qualified XXVI                              44,849.589        17.02            763,340
            Qualified XXXII                             54,250.532        10.33            560,408
                                                   ---------------                ----------------
                                                    24,544,071.930                $    380,195,746
                                                   ===============                ================

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        FIDELITY(R) VIP HIGH INCOME
        Currently payable annuity contracts:                                      $         92,976
        Contracts in accumulation period:
            Qualified XXVII                            481,946.219   $     8.33          4,014,612
            Qualified XXVIII                           384,545.531         8.28          3,184,037
                                                   ---------------                ----------------
                                                       866,491.750                $      7,291,625
                                                   ===============                ================

        FIDELITY(R) VIP INDEX 500
        Contracts in accumulation period:
            Qualified XXVII                          4,214,321.173   $    21.49   $     90,565,762
            Qualified XXVIII                           490,421.245        21.37         10,480,302
                                                   ---------------                ----------------
                                                     4,704,742.418                $    101,046,064
                                                   ===============                ================

        FIDELITY(R) VIP OVERSEAS
        Contracts in accumulation period:
            Qualified V                                 13,386.475   $    13.16   $        176,166
            Qualified VI                             1,102,294.527        13.34         14,704,609
            Qualified VIII                                 646.812        13.33              8,622
            Qualified X (1.15)                          12,759.798        13.88            177,106
            Qualified X (1.25)                         138,072.125        13.74          1,897,111
            Qualified XII (0.05)                        12,173.787        13.81            168,120
            Qualified XII (0.15)                         3,248.018        10.85             35,241
            Qualified XII (0.25)                        68,750.566         9.71            667,568
            Qualified XII (0.35)                        29,587.461         9.65            285,519
            Qualified XII (0.45)                        45,979.896         9.60            441,407
            Qualified XII (0.55)                        13,808.482         9.55            131,871
            Qualified XII (0.60)                        53,560.084         9.52            509,892
            Qualified XII (0.65)                        15,331.823         9.49            145,499
            Qualified XII (0.70)                        46,370.645         9.47            439,130
            Qualified XII (0.75)                        29,082.839         9.44            274,542
            Qualified XII (0.80)                       139,066.826        10.52          1,462,983
            Qualified XII (0.85)                        50,628.137        13.15            665,760
            Qualified XII (0.90)                         9,972.710        10.48            104,514
            Qualified XII (0.95)                        48,526.820        13.05            633,275
            Qualified XII (1.00)                       226,727.308        13.00          2,947,455
            Qualified XII (1.05)                        23,146.177        12.95            299,743
            Qualified XII (1.10)                        11,515.271        12.90            148,547
            Qualified XII (1.15)                        12,472.529        12.85            160,272
            Qualified XII (1.20)                        14,661.562        12.80            187,668
            Qualified XII (1.25)                        12,354.667        12.75            157,522
            Qualified XII (1.30)                         3,721.260        12.70             47,260
            Qualified XII (1.35)                           967.589        12.65             12,240

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        FIDELITY(R) VIP OVERSEAS (CONTINUED)
            Qualified XII (1.40)                         4,455.476   $    12.60   $         56,139
            Qualified XII (1.45)                             8.917        12.56                112
            Qualified XII (1.50)                         3,207.914        12.51             40,131
            Qualified XV                                 7,677.476        13.63            104,644
            Qualified XVI                               25,284.604        13.12            331,734
            Qualified XVII                               4,452.849        13.34             59,401
            Qualified XVIII                              2,318.777        13.74             31,860
            Qualified XXI                               11,576.822        13.72            158,834
            Qualified XXIV                              39,231.164        13.06            512,359
            Qualified XXV                               20,647.345        13.56            279,978
            Qualified XXVI                               2,043.588        13.49             27,568
            Qualified XXVII                            245,549.190         7.40          1,817,064
            Qualified XXXII                              3,022.887        10.53             31,831
                                                   ---------------                ----------------
                                                     2,508,291.203                $     30,341,297
                                                   ===============                ================

        FRANKLIN SMALL CAP VALUE SECURITIES
        Contracts in accumulation period:
            NYSUT 457                                   20,814.779   $    13.33   $        277,461
            Qualified V                                      1.001        11.99                 12
            Qualified VI                               503,485.216        12.04          6,061,962
            Qualified X (1.15)                           3,701.659        12.06             44,642
            Qualified X (1.25)                          53,542.774        12.04            644,655
            Qualified XII (0.15)                         2,343.485        12.28             28,778
            Qualified XII (0.55)                        13,337.419        12.24            163,250
            Qualified XII (0.60)                         4,495.339        12.23             54,978
            Qualified XII (0.65)                        11,900.737        12.21            145,308
            Qualified XII (0.70)                        21,929.180        12.20            267,536
            Qualified XII (0.75)                        15,641.872        12.18            190,518
            Qualified XII (0.80)                       114,047.576        12.17          1,387,959
            Qualified XII (0.85)                        46,716.214        12.15            567,602
            Qualified XII (0.90)                         1,974.629        12.14             23,972
            Qualified XII (0.95)                        71,085.891        12.12            861,561
            Qualified XII (1.00)                       325,064.823        12.11          3,936,535
            Qualified XII (1.05)                         9,264.599        12.09            112,009
            Qualified XII (1.10)                        10,329.636        12.08            124,782
            Qualified XII (1.15)                         3,163.267        12.06             38,149
            Qualified XII (1.20)                         4,293.361        12.05             51,735
            Qualified XII (1.25)                         9,228.738        12.04            111,114
            Qualified XII (1.30)                            42.346        12.02                509
            Qualified XII (1.35)                           636.553        12.01              7,645
            Qualified XII (1.40)                         1,647.123        11.99             19,749
            Qualified XII (1.45)                             8.013        11.98                 96

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        FRANKLIN SMALL CAP VALUE SECURITIES
          (CONTINUED)
            Qualified XII (1.50)                           123.244   $    11.96   $          1,474
            Qualified XV                                 1,391.997        12.12             16,871
            Qualified XVI                                7,736.120        11.96             92,524
            Qualified XVIII                              3,036.213        12.04             36,556
            Qualified XXI                                6,038.702        12.17             73,491
            Qualified XXIV                              23,921.152        12.15            290,642
            Qualified XXV                                5,324.631        12.18             64,854
            Qualified XXVI                              11,150.494        12.14            135,367
            Qualified XXVIII                             3,299.738        11.44             37,749
            Qualified XXXII                              1,106.473        10.35             11,452
                                                   ---------------                ----------------
                                                     1,311,824.994                $     15,883,497
                                                   ===============                ================

        ING GET FUND - SERIES D
        Contracts in accumulation period:
            Qualified VI                             6,504,922.048   $    10.16   $     66,090,008
            Qualified X (1.15)                          73,043.898        10.16            742,126
            Qualified X (1.25)                       1,563,335.335        10.16         15,883,487
            Qualified XII (0.15)                        47,929.159        10.22            489,836
            Qualified XII (0.30)                        72,227.916        10.46            755,504
            Qualified XII (0.50)                        68,957.944        10.70            737,850
            Qualified XII (0.60)                         6,638.310        10.65             70,698
            Qualified XII (0.70)                        27,429.273        10.59            290,476
            Qualified XII (0.80)                        17,201.898        10.54            181,308
            Qualified XII (0.85)                       101,155.376        10.51          1,063,143
            Qualified XII (0.90)                         8,019.466        10.48             84,044
            Qualified XII (0.95)                        52,459.235        10.45            548,199
            Qualified XII (1.00)                       143,364.717        10.43          1,495,294
            Qualified XII (1.05)                       800,473.654        10.40          8,324,926
            Qualified XII (1.10)                       129,008.679        10.37          1,337,820
            Qualified XII (1.20)                       458,850.582        10.32          4,735,338
            Qualified XII (1.25)                     2,223,430.029        10.29         22,879,095
            Qualified XII (1.30)                        46,054.971        10.26            472,524
            Qualified XII (1.35)                         9,345.117        10.24             95,694
            Qualified XII (1.40)                         4,823.017        10.21             49,243
            Qualified XII (1.50)                         5,511.811        10.16             56,000
            Qualified XII (1.75)                           692.024        10.03              6,941
            Qualified XV                                25,078.101        10.32            258,806
            Qualified XVI                               56,106.979        10.03            562,753
            Qualified XVII                              35,979.921        10.16            365,556
            Qualified XVIII                            344,368.111        10.16          3,498,780
            Qualified XXI                               25,002.791        10.39            259,779
            Qualified XXIV                              40,154.546        10.34            415,198

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING GET FUND - SERIES D (CONTINUED)
            Qualified XXV                               39,103.568   $    10.37   $        405,504
            Qualified XXVI                              13,053.295        10.32            134,710
            Qualified XXVII                          1,809,461.914        10.24         18,528,890
            Qualified XXXII                            194,705.794        10.01          1,949,005
                                                   ---------------                ----------------
                                                    14,947,889.479                $    152,768,535
                                                   ===============                ================

        ING GET FUND - SERIES E
        Contracts in accumulation period:
            Qualified VI                             3,235,659.656   $    10.46   $     33,845,000
            Qualified X (1.15)                         128,208.985        10.35          1,326,963
            Qualified X (1.25)                         803,411.315        10.34          8,307,273
            Qualified XII (0.15)                        58,019.070        10.75            623,705
            Qualified XII (0.30)                        82,382.775        10.74            884,791
            Qualified XII (0.70)                         7,427.029        10.84             80,509
            Qualified XII (0.80)                        15,061.261        10.79            162,511
            Qualified XII (0.85)                        67,003.436        10.77            721,627
            Qualified XII (0.95)                       103,372.295        10.72          1,108,151
            Qualified XII (1.00)                        42,534.112        10.70            455,115
            Qualified XII (1.05)                       476,085.286        10.67          5,079,830
            Qualified XII (1.10)                        24,204.132        10.65            257,774
            Qualified XII (1.15)                           394.727        10.62              4,192
            Qualified XII (1.20)                        99,697.642        10.60          1,056,795
            Qualified XII (1.25)                     1,157,239.452        10.57         12,232,021
            Qualified XII (1.30)                        14,864.929        10.55            156,825
            Qualified XII (1.35)                         1,820.228        10.53             19,167
            Qualified XII (1.40)                         1,181.619        10.50             12,407
            Qualified XII (1.50)                         3,782.314        10.46             39,563
            Qualified XII (1.55)                           725.983        10.43              7,572
            Qualified XII (1.75)                         2,971.470        10.34             30,725
            Qualified XV                                 2,042.830        10.60             21,654
            Qualified XVI                               16,552.805        10.34            171,156
            Qualified XVII                              60,907.457        10.46            637,092
            Qualified XVIII                             50,495.745        10.34            522,126
            Qualified XXI                               13,412.090        10.67            143,107
            Qualified XXIV                              19,892.750        10.62            211,261
            Qualified XXV                               94,876.217        10.68          1,013,278
            Qualified XXVI                              39,806.491        10.63            423,143
            Qualified XXVII                            830,140.227        10.54          8,749,678
            Qualified XXXII                            134,819.760        10.02          1,350,894
                                                   ---------------                ----------------
                                                     7,588,994.088                $     79,655,905
                                                   ===============                ================

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING GET FUND - SERIES G
        Contracts in accumulation period:
            Qualified VI                               819,381.783   $    10.32   $      8,456,020
            Qualified X (1.15)                          52,876.004        10.21            539,864
            Qualified X (1.25)                         292,513.320        10.21          2,986,561
            Qualified XII (0.15)                        25,193.037        10.77            271,329
            Qualified XII (0.30)                         4,238.469        10.58             44,843
            Qualified XII (0.80)                         1,379.868        10.63             14,668
            Qualified XII (0.85)                         5,460.792        10.61             57,939
            Qualified XII (0.90)                           359.396        10.59              3,806
            Qualified XII (0.95)                        10,822.064        10.56            114,281
            Qualified XII (1.00)                        17,091.366        10.54            180,143
            Qualified XII (1.05)                        90,495.057        10.52            952,008
            Qualified XII (1.10)                        60,806.863        10.49            637,864
            Qualified XII (1.15)                         1,860.841        10.47             19,483
            Qualified XII (1.20)                        26,572.344        10.45            277,681
            Qualified XII (1.25)                       371,930.777        10.43          3,879,238
            Qualified XII (1.30)                         4,173.173        10.40             43,401
            Qualified XII (1.35)                         1,290.270        10.38             13,393
            Qualified XII (1.40)                         3,563.900        10.36             36,922
            Qualified XII (1.45)                        24,104.449        10.34            249,240
            Qualified XV                                 1,107.177        10.45             11,570
            Qualified XVI                                5,332.517        10.21             54,445
            Qualified XVII                              29,533.140        10.32            304,782
            Qualified XVIII                             66,776.592        10.21            681,789
            Qualified XXI                                2,651.806        10.52             27,897
            Qualified XXIV                               6,207.545        10.47             64,993
            Qualified XXV                                8,457.495        10.54             89,142
            Qualified XXVI                               8,877.004        10.48             93,031
            Qualified XXVII                            347,903.750        10.40          3,618,199
            Qualified XXXII                             10,603.896        10.01            106,145
                                                   ---------------                ----------------
                                                     2,301,564.695                $     23,830,677
                                                   ===============                ================

        ING GET FUND - SERIES H
        Contracts in accumulation period:
            Qualified VI                               790,420.439   $    10.47   $      8,275,702
            Qualified X (1.15)                          57,281.600        10.38            594,583
            Qualified X (1.25)                         141,793.828        10.37          1,470,402
            Qualified XII (0.15)                        12,751.705        10.85            138,356
            Qualified XII (0.30)                         3,361.883        10.73             36,073
            Qualified XII (0.50)                           330.614        10.91              3,607
            Qualified XII (0.80)                         4,885.237        10.77             52,614
            Qualified XII (0.85)                         1,991.814        10.75             21,412

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING GET FUND - SERIES H (CONTINUED)
            Qualified XII (0.90)                         1,483.225   $    10.73   $         15,915
            Qualified XII (0.95)                        13,465.266        10.71            144,213
            Qualified XII (1.00)                         7,925.257        10.69             84,721
            Qualified XII (1.05)                       184,574.883        10.67          1,969,414
            Qualified XII (1.10)                         7,154.323        10.64             76,122
            Qualified XII (1.20)                        12,316.698        10.60            130,557
            Qualified XII (1.25)                       188,841.588        10.58          1,997,944
            Qualified XII (1.30)                         1,294.697        10.56             13,672
            Qualified XII (1.35)                         9,442.979        10.54             99,529
            Qualified XII (1.40)                         5,907.415        10.52             62,146
            Qualified XII (1.45)                         1,273.403        10.49             13,358
            Qualified XV                                   500.849        10.60              5,309
            Qualified XVI                                9,554.002        10.37             99,075
            Qualified XVII                              33,874.881        10.47            354,670
            Qualified XVIII                             52,833.752        10.37            547,886
            Qualified XXI                                1,214.058        10.67             12,954
            Qualified XXV                                  297.196        10.70              3,180
            Qualified XXVI                               1,931.955        10.64             20,556
            Qualified XXVII                            188,536.837        10.56          1,990,949
            Qualified XXXII                             29,903.091        10.03            299,928
                                                   ---------------                ----------------
                                                     1,765,143.475                $     18,534,847
                                                   ===============                ================

        ING GET FUND - SERIES I
        Contracts in accumulation period:
            Qualified X (1.25)                          97,121.186   $    10.29   $        999,377
            Qualified XVIII                              4,329.155        10.29             44,547
            Qualified XXXII                              4,810.479        10.02             48,201
                                                   ---------------                ----------------
                                                       106,260.820                $      1,092,125
                                                   ===============                ================

        ING GET FUND - SERIES J
        Contracts in accumulation period:
            Qualified X (1.25)                          25,838.998   $    10.18   $        263,041
            Qualified XVIII                              6,627.505        10.18             67,468
            Qualified XXXII                              5,513.573        10.02             55,246
                                                   ---------------                ----------------
                                                        37,980.076                $        385,755
                                                   ===============                ================

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING GET FUND - SERIES K
        Contracts in accumulation period:
            Qualified X (1.25)                           9,057.771   $    10.23   $         92,661
            Qualified XXVII                            155,769.460        10.38          1,616,887
            Qualified XXXII                              2,637.363        10.01             26,400
                                                   ---------------                ----------------
                                                       167,464.594                $      1,735,948
                                                   ===============                ================

        ING GET FUND - SERIES L
        Contracts in accumulation period:
            Qualified XXVII                            101,479.594   $    10.34   $      1,049,299
                                                   ---------------                ----------------
                                                       101,479.594                $      1,049,299
                                                   ===============                ================

        ING GET FUND - SERIES Q
        Contracts in accumulation period:
            Qualified XXVII                            417,591.048   $    10.50   $      4,384,706
                                                   ---------------                ----------------
                                                       417,591.048                $      4,384,706
                                                   ===============                ================

        ING GET FUND - SERIES S
        Contracts in accumulation period:
            Qualified VI                             1,252,664.824   $    10.49   $     13,140,454
            Qualified X (1.15)                          37,775.500        10.49            396,265
            Qualified X (1.25)                         206,738.895        10.49          2,168,691
            Qualified XII (0.15)                         5,818.148        10.69             62,196
            Qualified XII (0.30)                         5,447.453        10.60             57,743
            Qualified XII (0.50)                        79,722.629        10.65            849,046
            Qualified XII (0.80)                         5,125.755        10.60             54,333
            Qualified XII (0.85)                        24,432.106        10.59            258,736
            Qualified XII (0.95)                        18,050.804        10.57            190,797
            Qualified XII (1.00)                        63,375.095        10.56            669,241
            Qualified XII (1.05)                       434,008.626        10.55          4,578,791
            Qualified XII (1.10)                        54,458.199        10.55            574,534
            Qualified XII (1.20)                        32,623.647        10.53            343,527
            Qualified XII (1.25)                       468,406.844        10.52          4,927,640
            Qualified XII (1.30)                         2,395.148        10.51             25,173
            Qualified XII (1.35)                        20,008.095        10.50            210,085
            Qualified XII (1.40)                           112.107        10.49              1,176
            Qualified XII (1.45)                           736.260        10.48              7,716
            Qualified XII (1.50)                           526.813        10.48              5,521
            Qualified XII (1.55)                           615.759        10.47              6,447
            Qualified XII (1.65)                         1,745.837        10.45             18,244
            Qualified XV                                   390.702        10.54              4,118

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING GET FUND - SERIES S (CONTINUED)
            Qualified XVI                               17,755.120   $    10.45   $        185,541
            Qualified XVII                               8,900.286        10.49             93,364
            Qualified XVIII                             15,805.338        10.49            165,798
            Qualified XXI                                  174.337        10.56              1,841
            Qualified XXIV                               2,532.417        10.55             26,717
            Qualified XXV                                  560.245        10.59              5,933
            Qualified XXVII                            342,075.973        10.53          3,602,060
            Qualified XXXII                              2,885.728        10.09             29,117
                                                   ---------------                ----------------
                                                     3,105,868.690                $     32,660,845
                                                   ===============                ================

        ING VP BALANCED
        Currently payable annuity contracts:                                      $     25,974,871
        Contracts in accumulation period:
            Qualified I                                 30,265.395   $    31.18            943,675
            Qualified III                                  127.661        30.91              3,946
            Qualified IX                                 1,842.451        22.52             41,492
            Qualified V                                  2,407.861        23.28             56,055
            Qualified VI                            12,798,574.214        23.54        301,278,437
            Qualified VII                              160,714.078        22.73          3,653,031
            Qualified VIII                               5,003.615        21.85            109,329
            Qualified X (1.15)                         181,399.201        23.78          4,313,673
            Qualified X (1.25)                       2,611,812.489        23.54         61,482,066
            Qualified XII (0.00)                            59.870        10.74                643
            Qualified XII (0.00)                        74,603.166        10.74            801,238
            Qualified XII (0.05)                       107,890.111        24.37          2,629,282
            Qualified XII (0.25)                       919,699.178        12.17         11,192,739
            Qualified XII (0.35)                       380,307.851        12.10          4,601,725
            Qualified XII (0.40)                       113,357.728        17.34          1,965,623
            Qualified XII (0.45)                        95,340.316        12.03          1,146,944
            Qualified XII (0.55)                       171,664.244        11.97          2,054,821
            Qualified XII (0.60)                       713,921.543        11.93          8,517,084
            Qualified XII (0.65)                        70,492.773        11.90            838,864
            Qualified XII (0.70)                       732,351.558        11.87          8,693,013
            Qualified XII (0.75)                       473,074.725        11.83          5,596,474
            Qualified XII (0.80)                     2,632,730.977        12.59         33,146,083
            Qualified XII (0.85)                     1,098,089.871        16.98         18,645,566
            Qualified XII (0.90)                        32,731.600        12.31            402,926
            Qualified XII (0.95)                       485,183.442        16.85          8,175,341
            Qualified XII (1.00)                     3,294,261.644        16.79         55,310,653
            Qualified XII (1.05)                       167,845.069        16.73          2,808,048
            Qualified XII (1.10)                        99,803.481        16.66          1,662,726
            Qualified XII (1.15)                        75,376.205        16.60          1,251,245

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING VP BALANCED (CONTINUED)
            Qualified XII (1.20)                        84,713.664   $    16.54   $      1,401,164
            Qualified XII (1.25)                        33,012.629        16.47            543,718
            Qualified XII (1.30)                           894.028        16.41             14,671
            Qualified XII (1.35)                         1,104.282        16.35             18,055
            Qualified XII (1.40)                        25,464.005        16.28            414,554
            Qualified XII (1.45)                            10.111        16.22                164
            Qualified XII (1.50)                         4,501.547        16.16             72,745
            Qualified XIX                               12,930.820        31.70            409,907
            Qualified XV                                67,624.906        24.05          1,626,379
            Qualified XVI                              265,096.890        23.15          6,136,993
            Qualified XVII                             205,419.766        23.93          4,915,695
            Qualified XVIII                            344,719.849        23.93          8,249,146
            Qualified XX                                50,033.471        31.43          1,572,552
            Qualified XXI                               85,541.223        24.21          2,070,953
            Qualified XXIV                             324,730.528        16.87          5,478,204
            Qualified XXIX                                 776.739        30.91             24,009
            Qualified XXV                              211,239.085        24.05          5,080,300
            Qualified XXVI                              18,318.053        23.93            438,351
            Qualified XXVII                          1,296,684.568        31.17         40,417,658
            Qualified XXVIII                           151,308.368        31.07          4,701,151
            Qualified XXX                               90,890.939        30.68          2,788,534
            Qualified XXXII                            557,495.401        10.22          5,697,603
                                                   ---------------                ----------------
                                                    31,363,443.189                $    659,370,119
                                                   ===============                ================

        ING VP BOND
        Currently payable annuity contracts:                                      $      6,307,083
        Contracts in accumulation period:
            Qualified I                                  8,428.571   $    71.26            600,620
            Qualified III                                  183.787        70.19             12,900
            Qualified IX                                   644.759        17.27             11,135
            Qualified V                                  1,589.140        18.14             28,827
            Qualified VI                             9,306,487.127        18.10        168,447,417
            Qualified VII                              116,307.976        16.80          1,953,974
            Qualified VIII                              19,344.117        16.66            322,273
            Qualified X (1.15)                         163,117.004        18.29          2,983,410
            Qualified X (1.25)                       1,341,944.752        18.10         24,289,200
            Qualified XII (0.00)                           469.573        11.70              5,494
            Qualified XII (0.00)                        55,312.393        11.70            647,155
            Qualified XII (0.05)                        25,129.472        18.73            470,675
            Qualified XII (0.25)                       382,554.725        14.18          5,424,626
            Qualified XII (0.35)                       176,919.504        14.10          2,494,565
            Qualified XII (0.45)                       140,680.671        14.02          1,972,343

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING VP BOND (CONTINUED)
            Qualified XII (0.55)                        83,138.379   $    13.94   $      1,158,949
            Qualified XII (0.60)                       365,592.014        13.90          5,081,729
            Qualified XII (0.65)                       118,160.678        13.86          1,637,707
            Qualified XII (0.70)                       295,020.333        13.82          4,077,181
            Qualified XII (0.75)                       300,264.902        13.79          4,140,653
            Qualified XII (0.80)                     1,267,394.476        13.94         17,667,479
            Qualified XII (0.85)                       897,843.074        15.81         14,194,899
            Qualified XII (0.90)                        29,605.260        13.88            410,921
            Qualified XII (0.95)                       506,342.192        15.69          7,944,509
            Qualified XII (1.00)                     2,524,137.236        15.63         39,452,265
            Qualified XII (1.05)                       191,372.254        15.57          2,979,666
            Qualified XII (1.10)                        85,777.563        15.51          1,330,410
            Qualified XII (1.15)                        64,924.660        15.45          1,003,086
            Qualified XII (1.20)                        80,736.193        15.39          1,242,530
            Qualified XII (1.25)                        53,048.532        15.33            813,234
            Qualified XII (1.30)                         9,238.834        15.27            141,077
            Qualified XII (1.35)                         9,276.726        15.21            141,099
            Qualified XII (1.40)                        35,549.868        15.16            538,936
            Qualified XII (1.45)                         3,098.675        15.10             46,790
            Qualified XII (1.50)                        15,265.492        15.04            229,593
            Qualified XIX                                1,966.000        71.97            141,493
            Qualified XV                                15,468.956        18.49            286,021
            Qualified XVI                              187,468.764        17.80          3,336,944
            Qualified XVII                             208,941.795        18.28          3,819,456
            Qualified XVIII                            389,958.425        18.28          7,128,440
            Qualified XX                                10,960.765        70.88            776,899
            Qualified XXI                               27,953.169        18.62            520,488
            Qualified XXIV                             159,751.593        15.70          2,508,100
            Qualified XXIX                               2,324.191        70.19            163,135
            Qualified XXV                               95,167.225        18.49          1,759,642
            Qualified XXVI                              23,126.591        18.39            425,298
            Qualified XXVII                            672,360.953        70.76         47,576,261
            Qualified XXVIII                           231,171.392        70.54         16,306,830
            Qualified XXX                               23,368.471        69.65          1,627,614
            Qualified XXXII                            159,725.598        10.04          1,603,645
                                                   ---------------                ----------------
                                                    20,884,614.800                $    408,184,676
                                                   ===============                ================

        ING VP EMERGING MARKETS
        Contracts in accumulation period:
            Qualified XXVII                            696,442.449   $     8.41   $      5,857,081
            Qualified XXVIII                           276,245.704         8.38          2,314,939
                                                   ---------------                ----------------
                                                       972,688.153                $      8,172,020
                                                   ===============                ================

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING VP MONEY MARKET
        Currently payable annuity contracts:                                      $        119,187
        Contracts in accumulation period:
            Qualified I                                  7,982.661   $    48.85            389,953
            Qualified III                                1,197.520        47.99             57,469
            Qualified IX                                 1,174.339        13.99             16,429
            Qualified V                                  5,267.857        13.72             72,275
            Qualified VI                             6,120,534.458        13.93         85,259,045
            Qualified VII                              173,566.499        13.88          2,409,103
            Qualified VIII                               8,960.627        13.41            120,162
            Qualified X (1.15)                         131,947.050        14.07          1,856,495
            Qualified X (1.25)                       1,330,997.846        13.93         18,540,800
            Qualified XII (0.00)                             5.024        10.35                 52
            Qualified XII (0.00)                         9,616.618        10.35             99,532
            Qualified XII (0.05)                        38,193.412        14.42            550,749
            Qualified XII (0.25)                       390,337.644        12.14          4,738,699
            Qualified XII (0.35)                       121,133.637        12.07          1,462,083
            Qualified XII (0.45)                       109,629.333        12.00          1,315,552
            Qualified XII (0.55)                       156,244.845        11.93          1,864,001
            Qualified XII (0.60)                       110,222.353        11.90          1,311,646
            Qualified XII (0.65)                        52,087.110        11.87            618,274
            Qualified XII (0.70)                       568,366.610        11.83          6,723,777
            Qualified XII (0.75)                       317,873.814        11.80          3,750,911
            Qualified XII (0.80)                     1,729,116.275        11.92         20,611,066
            Qualified XII (0.85)                       627,302.414        12.84          8,054,563
            Qualified XII (0.90)                        45,066.836        11.82            532,690
            Qualified XII (0.95)                       599,767.347        12.74          7,641,036
            Qualified XII (1.00)                     2,350,678.329        12.69         29,830,108
            Qualified XII (1.05)                       217,302.214        12.65          2,748,873
            Qualified XII (1.10)                       192,899.365        12.60          2,430,532
            Qualified XII (1.15)                       102,165.418        12.55          1,282,176
            Qualified XII (1.20)                       101,500.880        12.50          1,268,761
            Qualified XII (1.25)                        85,894.377        12.45          1,069,385
            Qualified XII (1.30)                        20,579.775        12.41            255,395
            Qualified XII (1.35)                        10,100.000        12.36            124,836
            Qualified XII (1.40)                        54,736.962        12.31            673,812
            Qualified XII (1.45)                         3,539.886        12.26             43,399
            Qualified XII (1.50)                        16,498.854        12.22            201,616
            Qualified XIX                                1,652.446        48.85             80,722
            Qualified XV                                25,361.630        14.23            360,896
            Qualified XVI                              120,948.540        13.70          1,656,995
            Qualified XVII                             254,936.612        13.93          3,551,267

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING VP MONEY MARKET (CONTINUED)
            Qualified XVIII                            447,375.090   $    13.93   $      6,231,935
            Qualified XX                                23,604.626        47.99          1,132,786
            Qualified XXI                               39,760.782        14.33            569,772
            Qualified XXIV                             146,478.980        12.75          1,867,607
            Qualified XXIX                               1,059.971        47.99             50,868
            Qualified XXV                               65,924.666        14.23            938,108
            Qualified XXVI                              32,058.616        14.16            453,950
            Qualified XXVII                            456,502.474        49.72         22,697,303
            Qualified XXVIII                           184,265.238        48.76          8,984,773
            Qualified XXX                                8,422.344        47.62            401,072
            Qualified XXXII                             45,490.700        10.00            454,907
                                                   ---------------                ----------------
                                                    17,666,330.904                $    257,477,403
                                                   ===============                ================

        ING VP NATURAL RESOURCES
        Contracts in accumulation period:
            Qualified III                                  670.860   $    15.58   $         10,452
            Qualified V                                     62.405        17.13              1,069
            Qualified VI                               283,978.227        16.81          4,773,674
            Qualified VIII                               1,447.975        14.57             21,097
            Qualified XII (0.05)                           272.529        17.40              4,742
            Qualified XII (0.15)                         2,643.403        12.81             33,862
            Qualified XII (0.25)                        24,100.543        11.06            266,552
            Qualified XII (0.45)                         9,978.336        10.94            109,163
            Qualified XII (0.55)                         2,605.055        10.88             28,343
            Qualified XII (0.60)                        12,469.954        10.85            135,299
            Qualified XII (0.65)                            89.556        10.82                969
            Qualified XII (0.70)                        12,145.969        10.79            131,055
            Qualified XII (0.75)                        16,961.896        10.76            182,510
            Qualified XII (0.80)                       106,275.533        11.73          1,246,612
            Qualified XII (0.85)                        25,760.328        13.41            345,446
            Qualified XII (0.90)                         1,077.721        11.67             12,577
            Qualified XII (0.95)                        11,487.078        13.31            152,893
            Qualified XII (1.00)                        70,279.864        13.26            931,911
            Qualified XII (1.05)                         4,883.573        13.21             64,512
            Qualified XII (1.10)                         3,147.720        13.16             41,424
            Qualified XII (1.15)                         3,823.341        13.11             50,124
            Qualified XII (1.20)                         2,505.819        13.06             32,726
            Qualified XII (1.25)                           106.303        13.01              1,383
            Qualified XII (1.30)                            60.340        12.96                782
            Qualified XII (1.40)                           140.513        12.86              1,807
            Qualified XV                                 6,922.481        17.17            118,859
            Qualified XVI                                4,147.853        16.53             68,564

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING VP NATURAL RESOURCES (CONTINUED)
            Qualified XVII                                 718.204   $    16.81   $         12,073
            Qualified XXI                                2,366.281        17.29             40,913
            Qualified XXIV                               7,395.721        13.32             98,511
            Qualified XXV                                1,381.670        17.13             23,668
            Qualified XXVI                                 643.059        17.00             10,932
            Qualified XXVII                            239,847.104        15.71          3,767,998
            Qualified XXVIII                            79,719.604        15.66          1,248,409
                                                   ---------------                ----------------
                                                       940,116.818                $     13,970,911
                                                   ===============                ================

        ING MFS TOTAL RETURN
        Contracts in accumulation period:
            Qualified V                                     74.202   $    11.28   $            837
            Qualified VI                               394,705.357        11.76          4,641,735
            Qualified XII (0.55)                         3,682.211        12.03             44,297
            Qualified XII (0.60)                           935.245        12.03             11,251
            Qualified XII (0.65)                         2,253.450        12.03             27,109
            Qualified XII (0.70)                         6,110.815        12.02             73,452
            Qualified XII (0.75)                           236.023        12.02              2,837
            Qualified XII (0.80)                        45,904.584        12.00            550,855
            Qualified XII (0.85)                         3,102.588        11.98             37,169
            Qualified XII (0.95)                        16,439.014        11.97            196,775
            Qualified XII (1.00)                       184,119.716        11.97          2,203,913
            Qualified XII (1.05)                         5,447.786        11.97             65,210
            Qualified XII (1.10)                            81.605        11.96                976
            Qualified XII (1.15)                           556.940        11.96              6,661
            Qualified XII (1.20)                         2,346.656        11.96             28,066
            Qualified XII (1.25)                         1,615.063        11.95             19,300
            Qualified XII (1.30)                           169.372        11.95              2,024
            Qualified XII (1.35)                            52.803        11.95                631
            Qualified XII (1.40)                         1,227.364        11.95             14,667
            Qualified XII (1.45)                             2.847        11.94                 34
            Qualified XV                                   476.923        11.31              5,394
            Qualified XVI                                1,047.445        11.74             12,297
            Qualified XVII                              12,943.490        11.29            146,132
            Qualified XXI                                   96.290        11.32              1,090
            Qualified XXIV                              16,754.240        11.32            189,658
            Qualified XXV                                  194.881        11.33              2,208
            Qualified XXVI                                 360.035        11.31              4,072
                                                   ---------------                ----------------
                                                       700,936.945                $      8,288,650
                                                   ===============                ================

        ING T. ROWE PRICE EQUITY INCOME
        Contracts in accumulation period:
            Qualified VI                               118,664.711   $    12.95   $      1,536,708
            Qualified XII (0.55)                         1,730.592        13.01             22,515

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING T. ROWE PRICE EQUITY INCOME
          (CONTINUED)
            Qualified XII (0.60)                           576.556   $    13.01   $          7,501
            Qualified XII (0.65)                         2,562.337        13.01             33,336
            Qualified XII (0.70)                             3.769        13.00                 49
            Qualified XII (0.80)                        11,180.586        12.98            145,124
            Qualified XII (0.85)                         5,120.756        12.96             66,365
            Qualified XII (0.95)                         3,113.591        12.95             40,321
            Qualified XII (1.00)                        15,411.429        12.95            199,578
            Qualified XII (1.05)                           434.390        12.94              5,621
            Qualified XII (1.10)                           525.580        12.94              6,801
            Qualified XII (1.25)                           773.086        12.93              9,996
            Qualified XII (1.40)                            59.288        12.92                766
            Qualified XV                                   705.246        12.20              8,604
            Qualified XVI                                2,862.413        12.93             37,011
            Qualified XXI                                   87.142        12.21              1,064
            Qualified XXIV                               1,221.949        12.21             14,920
            Qualified XXV                                   35.106        12.22                429
            Qualified XXVI                                 478.033        12.20              5,832
                                                   ---------------                ----------------
                                                       165,546.560                $      2,142,541
                                                   ===============                ================

        ING DSI ENHANCED INDEX
        Contracts in accumulation period:
            Qualified VI                                51,191.026   $     7.80   $        399,290
            Qualified X (1.15)                           2,585.884        10.13             26,195
            Qualified X (1.25)                           4,171.280         9.61             40,086
            Qualified XII (0.60)                         1,511.884         7.91             11,959
            Qualified XII (0.65)                           117.468         7.90                928
            Qualified XII (0.70)                            38.023         7.89                300
            Qualified XII (0.75)                            19.012         7.89                150
            Qualified XII (0.80)                        14,494.924         7.88            114,220
            Qualified XII (0.85)                           203.049         7.87              1,598
            Qualified XII (0.95)                         2,567.388         7.85             20,154
            Qualified XII (1.00)                        10,066.454         7.84             78,921
            Qualified XII (1.05)                         3,677.678         7.84             28,833
            Qualified XII (1.10)                         2,210.217         7.83             17,306
            Qualified XII (1.15)                           886.956         7.82              6,936
            Qualified XII (1.20)                           174.776         7.81              1,365
            Qualified XII (1.25)                           492.308         7.80              3,840
            Qualified XII (1.30)                            69.577         7.79                542
            Qualified XII (1.35)                            65.982         7.79                514
            Qualified XII (1.40)                           359.383         7.78              2,796
            Qualified XII (1.50)                            71.778         7.76                557
            Qualified XVI                                4,372.551         7.76             33,931

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING DSI ENHANCED INDEX (CONTINUED)
            Qualified XVII                               1,096.282   $     7.80   $          8,551
            Qualified XXIV                                  30.241         7.87                238
            Qualified XXV                                  141.318         7.89              1,115
                                                   ---------------                ----------------
                                                       100,615.439                $        800,325
                                                   ---------------

        ING ALGER AGGRESSIVE GROWTH - INITIAL
        CLASS
        Contracts in accumulation period:
            Qualified XXXI                               1,153.787   $    14.26   $         16,453
                                                   ---------------                ----------------
                                                         1,153.787                $         16,453
                                                   ===============                ================

        ING ALGER AGGRESSIVE GROWTH - SERVICE
        CLASS
        Contracts in accumulation period:
            Qualified VI                               713,645.886   $     7.17   $      5,116,841
            Qualified VIII                                 566.480         7.16              4,056
            Qualified X (1.15)                           2,838.241        10.46             29,688
            Qualified X (1.25)                          50,767.676        10.24            519,861
            Qualified XII (0.45)                         6,125.103         7.29             44,652
            Qualified XII (0.55)                           644.154         7.27              4,683
            Qualified XII (0.60)                        17,546.768         7.27            127,565
            Qualified XII (0.65)                         4,684.986         7.26             34,013
            Qualified XII (0.70)                         3,396.965         7.25             24,628
            Qualified XII (0.75)                        64,099.862         7.24            464,083
            Qualified XII (0.80)                        35,465.698         7.23            256,417
            Qualified XII (0.85)                        32,517.566         7.23            235,102
            Qualified XII (0.90)                         1,036.011         7.22              7,480
            Qualified XII (0.95)                        47,191.955         7.21            340,254
            Qualified XII (1.00)                       184,364.862         7.20          1,327,427
            Qualified XII (1.05)                         4,261.528         7.20             30,683
            Qualified XII (1.10)                         4,522.392         7.19             32,516
            Qualified XII (1.15)                           610.306         7.18              4,382
            Qualified XII (1.20)                         3,352.580         7.17             24,038
            Qualified XII (1.25)                         6,235.146         7.17             44,706
            Qualified XII (1.30)                            64.944         7.16                465
            Qualified XII (1.35)                             1.958         7.15                 14
            Qualified XII (1.40)                         4,213.025         7.14             30,081
            Qualified XII (1.50)                           494.951         7.13              3,529
            Qualified XV                                11,139.944         7.21             80,319
            Qualified XVI                               26,666.340         7.13            190,131
            Qualified XVII                               5,876.848         7.17             42,137
            Qualified XVIII                                715.157        10.49              7,502
            Qualified XXI                                2,644.675         7.23             19,121
            Qualified XXIV                              27,549.584         7.22            198,908
            Qualified XXV                               20,464.365         7.24            148,162

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING ALGER AGGRESSIVE GROWTH - SERVICE
        CLASS (CONTINUED)
            Qualified XXVI                               2,661.911   $     7.22   $         19,219
            Qualified XXXII                                692.233        10.30              7,130
                                                   ---------------                ----------------
                                                     1,287,060.100                $      9,419,793
                                                   ===============                ================

        ING ALGER GROWTH
        Contracts in accumulation period:
            Qualified VI                               112,672.738   $     8.62   $        971,239
            Qualified X (1.25)                          10,386.233         9.08             94,307
            Qualified XII (0.15)                           244.949         8.81              2,158
            Qualified XII (0.55)                         2,231.200         8.75             19,523
            Qualified XII (0.60)                         1,738.329         8.74             15,193
            Qualified XII (0.65)                           592.440         8.73              5,172
            Qualified XII (0.70)                         2,118.119         8.72             18,470
            Qualified XII (0.75)                         2,211.940         8.71             19,266
            Qualified XII (0.80)                        39,059.655         8.70            339,819
            Qualified XII (0.85)                         7,542.693         8.69             65,546
            Qualified XII (0.90)                            28.111         8.68                244
            Qualified XII (0.95)                         5,249.250         8.67             45,511
            Qualified XII (1.00)                        45,765.935         8.66            396,333
            Qualified XII (1.05)                         3,154.798         8.65             27,289
            Qualified XII (1.10)                         1,038.310         8.64              8,971
            Qualified XII (1.15)                           593.395         8.63              5,121
            Qualified XII (1.20)                         2,972.738         8.62             25,625
            Qualified XII (1.25)                         2,792.227         8.62             24,069
            Qualified XII (1.40)                           617.578         8.59              5,305
            Qualified XII (1.50)                         1,835.122         8.57             15,727
            Qualified XV                                   582.930         8.67              5,054
            Qualified XVI                                1,133.372         8.57              9,713
            Qualified XVII                               3,315.777         8.62             28,582
            Qualified XXI                                  750.575         8.70              6,530
            Qualified XXIV                               1,439.586         8.69             12,510
            Qualified XXV                                1,383.238         8.71             12,048
            Qualified XXVI                                 225.807         8.68              1,960
            Qualified XXXII                              1,233.044        10.38             12,799
                                                   ---------------                ----------------
                                                       252,910.089                $      2,194,084
                                                   ===============                ================

        ING AMERICAN CENTURY SMALL CAP VALUE
        Contracts in accumulation period:
            Qualified VI                               347,202.405   $    10.81   $      3,753,258
            Qualified X (1.15)                          15,801.385        10.83            171,129
            Qualified X (1.25)                          46,786.864        10.81            505,766
            Qualified XII (0.55)                         2,154.296        10.94             23,568
            Qualified XII (0.60)                           665.416        10.93              7,273

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING AMERICAN CENTURY SMALL CAP VALUE
          (CONTINUED)
            Qualified XII (0.65)                         2,083.517   $    10.92   $         22,752
            Qualified XII (0.70)                         9,749.725        10.92            106,467
            Qualified XII (0.75)                           171.586        10.91              1,872
            Qualified XII (0.80)                        24,846.789        10.90            270,830
            Qualified XII (0.85)                        17,021.304        10.89            185,362
            Qualified XII (0.90)                         2,242.555        10.88             24,399
            Qualified XII (0.95)                        13,129.991        10.87            142,723
            Qualified XII (1.00)                        69,707.735        10.86            757,026
            Qualified XII (1.05)                         2,930.507        10.85             31,796
            Qualified XII (1.10)                         1,689.022        10.84             18,309
            Qualified XII (1.15)                         2,652.816        10.83             28,730
            Qualified XII (1.20)                         2,295.194        10.82             24,834
            Qualified XII (1.25)                         1,134.043        10.81             12,259
            Qualified XII (1.35)                           125.926        10.80              1,360
            Qualified XII (1.40)                         3,999.166        10.79             43,151
            Qualified XII (1.45)                            13.544        10.78                146
            Qualified XII (1.50)                           174.373        10.77              1,878
            Qualified XV                                   231.003        10.87              2,511
            Qualified XVI                                6,055.989        10.77             65,223
            Qualified XVII                               1,909.806        10.81             20,645
            Qualified XVIII                              1,025.230        10.86             11,134
            Qualified XXI                                  293.119        10.90              3,195
            Qualified XXIV                               3,821.232        10.88             41,575
            Qualified XXV                                2,515.857        10.91             27,448
            Qualified XXVI                                  38.879        10.88                423
                                                   ---------------                ----------------
                                                       582,469.274                $      6,307,042
                                                   ===============                ================

        ING BARON SMALL CAP GROWTH
        Contracts in accumulation period:
            NYSUT 457                                  121,636.685   $    13.03   $      1,584,926
            Qualified VI                               640,334.673        11.45          7,331,832
            Qualified X (1.15)                          12,247.690        11.47            140,481
            Qualified X (1.25)                          38,745.676        11.45            443,638
            Qualified XII (0.15)                         2,498.112        11.65             29,103
            Qualified XII (0.55)                         1,179.706        11.58             13,661
            Qualified XII (0.60)                         1,712.532        11.57             19,814
            Qualified XII (0.65)                         8,963.062        11.56            103,613
            Qualified XII (0.70)                         9,295.152        11.55            107,359
            Qualified XII (0.75)                         3,531.802        11.54             40,757
            Qualified XII (0.80)                       224,099.913        11.53          2,583,872
            Qualified XII (0.85)                        22,344.358        11.52            257,407
            Qualified XII (0.90)                           476.542        11.51              5,485
            Qualified XII (0.95)                        20,763.043        11.50            238,775
            Qualified XII (1.00)                       142,763.620        11.49          1,640,354

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING BARON SMALL CAP GROWTH (CONTINUED)
            Qualified XII (1.05)                         2,374.761   $    11.49   $         27,286
            Qualified XII (1.10)                         3,277.352        11.48             37,624
            Qualified XII (1.15)                         2,541.935        11.47             29,156
            Qualified XII (1.20)                         2,646.248        11.46             30,326
            Qualified XII (1.25)                         6,757.642        11.45             77,375
            Qualified XII (1.35)                         2,464.129        11.43             28,165
            Qualified XII (1.40)                         2,488.354        11.42             28,417
            Qualified XII (1.50)                           532.983        11.40              6,076
            Qualified XV                                 1,792.522        11.50             20,614
            Qualified XVI                               11,562.281        11.40            131,810
            Qualified XVII                               1,066.725        11.45             12,214
            Qualified XVIII                                571.802        11.49              6,570
            Qualified XXI                                8,264.874        11.53             95,294
            Qualified XXIV                              10,787.066        11.52            124,267
            Qualified XXV                                2,591.421        11.54             29,905
            Qualified XXVI                               2,042.746        11.51             23,512
            Qualified XXXII                                716.618        10.23              7,331
                                                   ---------------                ----------------
                                                     1,313,072.025                $     15,257,019
                                                   ===============                ================

        ING GOLDMAN SACHS(R) CAPITAL GROWTH
        Contracts in accumulation period:
            Qualified VI                                26,245.590   $    10.09   $        264,818
            Qualified X (1.15)                           3,764.126         9.84             37,039
            Qualified X (1.25)                          13,719.094         9.27            127,176
            Qualified XII (0.60)                         1,566.471        10.23             16,025
            Qualified XII (0.65)                           352.153        10.22              3,599
            Qualified XII (0.70)                         5,701.175        10.21             58,209
            Qualified XII (0.75)                            18.529        10.20                189
            Qualified XII (0.80)                         9,184.086        10.18             93,494
            Qualified XII (0.85)                           626.352        10.17              6,370
            Qualified XII (0.90)                            85.039        10.16                864
            Qualified XII (0.95)                         1,900.493        10.15             19,290
            Qualified XII (1.00)                         7,582.742        10.14             76,889
            Qualified XII (1.05)                           441.560        10.13              4,473
            Qualified XII (1.10)                         2,041.502        10.12             20,660
            Qualified XII (1.15)                         1,150.148        10.11             11,628
            Qualified XII (1.20)                           551.287        10.10              5,568
            Qualified XII (1.25)                           259.068        10.09              2,614
            Qualified XII (1.35)                           123.260        10.06              1,240
            Qualified XII (1.40)                           534.428        10.05              5,371
            Qualified XII (1.45)                           605.478        10.04              6,079
            Qualified XII (1.50)                           474.975        10.03              4,764

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING GOLDMAN SACHS(R) CAPITAL GROWTH
          (CONTINUED)
            Qualified XV                                   648.571   $    10.15   $          6,583
            Qualified XVI                                  276.271        10.03              2,771
            Qualified XXI                                    9.037        10.18                 92
            Qualified XXIV                               2,094.887        10.17             21,305
            Qualified XXV                                2,593.235        10.20             26,451
            Qualified XXXII                                290.260        10.37              3,010
                                                   ---------------                ----------------
                                                        82,839.817                $        826,571
                                                   ===============                ================

        ING JPMORGAN FLEMING INTERNATIONAL
        Currently payable annuity contracts:                                      $          5,601
        Contracts in accumulation period:
            Qualified III                                1,887.002   $    19.31             36,438
            Qualified V                                    168.450        18.13              3,054
            Qualified VI                             2,190,758.585        18.52         40,572,849
            Qualified VIII                              18,581.090        15.60            289,865
            Qualified X (1.15)                          30,213.897        18.71            565,302
            Qualified X (1.25)                         265,772.678        18.52          4,922,110
            Qualified XII (0.05)                        33,260.929        19.17            637,612
            Qualified XII (0.15)                             3.758         9.58                 36
            Qualified XII (0.15)                        25,701.357         9.58            246,219
            Qualified XII (0.25)                       253,284.519         9.56          2,421,400
            Qualified XII (0.35)                       159,550.789         9.51          1,517,328
            Qualified XII (0.45)                        54,422.516         9.46            514,837
            Qualified XII (0.55)                        44,447.447         9.40            417,806
            Qualified XII (0.60)                       188,555.651         9.38          1,768,652
            Qualified XII (0.65)                         9,713.583         9.35             90,822
            Qualified XII (0.70)                       122,127.360         9.32          1,138,227
            Qualified XII (0.75)                       199,552.688         9.30          1,855,840
            Qualified XII (0.80)                       594,567.144        10.47          6,225,118
            Qualified XII (0.85)                       416,310.629        12.89          5,366,244
            Qualified XII (0.90)                        14,013.161        10.41            145,877
            Qualified XII (0.95)                       193,123.065        12.79          2,470,044
            Qualified XII (1.00)                     1,055,499.137        12.74         13,447,059
            Qualified XII (1.05)                        77,592.986        12.69            984,655
            Qualified XII (1.10)                        32,186.561        12.65            407,160
            Qualified XII (1.15)                        18,650.000        12.60            234,990
            Qualified XII (1.20)                        25,441.594        12.55            319,292
            Qualified XII (1.25)                         9,373.040        12.50            117,163
            Qualified XII (1.30)                            97.992        12.45              1,220
            Qualified XII (1.35)                         1,440.773        12.41             17,880
            Qualified XII (1.40)                         5,542.557        12.36             68,506
            Qualified XII (1.45)                         1,147.522        12.31             14,126
            Qualified XII (1.50)                         3,713.040        12.27             45,559
            Qualified XV                                20,826.004        18.92            394,028
            Qualified XVI                               51,484.734        18.21            937,537

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING JPMORGAN FLEMING INTERNATIONAL
          (CONTINUED)
            Qualified XVII                                 935.745   $    18.52   $         17,330
            Qualified XVIII                              4,904.967        18.52             90,840
            Qualified XXI                               24,846.666        19.05            473,329
            Qualified XXIV                              39,739.141        12.80            508,661
            Qualified XXV                               11,412.480        18.83            214,897
            Qualified XXVI                               1,852.750        18.73             34,702
            Qualified XXVII                          1,754,269.234        19.47         34,155,622
            Qualified XXVIII                           128,136.476        19.41          2,487,129
            Qualified XXXII                             30,493.163        10.53            321,093
                                                   ---------------                ----------------
                                                     8,115,602.860                $    126,504,059
                                                   ===============                ================

        ING JPMORGAN MID CAP VALUE
        Contracts in accumulation period:
            Qualified VI                               184,071.052   $    11.78   $      2,168,357
            Qualified X (1.15)                           2,612.129        11.79             30,797
            Qualified X (1.25)                          21,348.641        11.78            251,487
            Qualified XII (0.45)                            97.150        11.93              1,159
            Qualified XII (0.55)                            55.667        11.91                663
            Qualified XII (0.60)                         1,074.454        11.90             12,786
            Qualified XII (0.65)                           568.040        11.89              6,754
            Qualified XII (0.70)                        14,669.697        11.88            174,276
            Qualified XII (0.75)                           126.622        11.87              1,503
            Qualified XII (0.80)                         2,467.707        11.86             29,267
            Qualified XII (0.85)                         9,542.447        11.85            113,078
            Qualified XII (0.90)                           705.912        11.84              8,358
            Qualified XII (0.95)                        17,546.999        11.83            207,581
            Qualified XII (1.00)                        52,794.247        11.82            624,028
            Qualified XII (1.05)                         2,816.850        11.81             33,267
            Qualified XII (1.10)                         2,299.576        11.80             27,135
            Qualified XII (1.15)                           553.605        11.79              6,527
            Qualified XII (1.20)                         3,971.053        11.78             46,779
            Qualified XII (1.25)                         1,084.550        11.78             12,776
            Qualified XII (1.35)                         1,777.721        11.76             20,906
            Qualified XII (1.40)                           449.702        11.75              5,284
            Qualified XII (1.50)                           376.556        11.73              4,417
            Qualified XV                                   300.930        11.83              3,560
            Qualified XVI                                3,007.758        11.73             35,281
            Qualified XVII                               2,454.329        11.78             28,912
            Qualified XXI                                  576.475        11.86              6,837
            Qualified XXIV                               4,365.823        11.85             51,735
            Qualified XXV                                6,075.822        11.87             72,120
            Qualified XXVI                               1,100.169        11.84             13,026
            Qualified XXXII                                 69.727        10.24                714
                                                   ---------------                ----------------
                                                       338,961.410                $      3,999,370
                                                   ===============                ================

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING MFS CAPITAL OPPORTUNITIES
        Currently payable annuity contracts:                                      $        231,093
        Contracts in accumulation period:
            Qualified III                                  892.890   $    26.02             23,233
            Qualified V                                    872.401        21.16             18,460
            Qualified VI                             2,119,819.010        21.41         45,385,325
            Qualified VIII                               8,636.467        18.40            158,911
            Qualified X (1.15)                           9,839.316         9.36             92,096
            Qualified X (1.25)                         247,143.394         9.31          2,300,905
            Qualified XII (0.05)                        14,309.567        22.16            317,100
            Qualified XII (0.15)                        16,162.657         8.73            141,100
            Qualified XII (0.25)                       118,848.795         9.96          1,183,734
            Qualified XII (0.35)                        97,695.358         9.91            968,161
            Qualified XII (0.40)                       105,144.728        14.51          1,525,650
            Qualified XII (0.45)                        26,301.421         9.85            259,069
            Qualified XII (0.55)                        55,855.510         9.80            547,384
            Qualified XII (0.60)                       110,100.614         9.77          1,075,683
            Qualified XII (0.65)                        24,938.398         9.74            242,900
            Qualified XII (0.70)                       192,732.544         9.71          1,871,433
            Qualified XII (0.75)                       143,877.502         9.69          1,394,173
            Qualified XII (0.80)                       554,495.517        10.93          6,060,636
            Qualified XII (0.85)                       376,545.883        14.21          5,350,717
            Qualified XII (0.90)                        18,218.726        10.52            191,661
            Qualified XII (0.95)                       234,750.780        14.10          3,309,986
            Qualified XII (1.00)                     1,368,664.128        14.05         19,229,731
            Qualified XII (1.05)                        60,765.715        14.00            850,720
            Qualified XII (1.10)                        44,712.913        13.94            623,298
            Qualified XII (1.15)                        32,812.239        13.89            455,762
            Qualified XII (1.20)                        36,383.526        13.84            503,548
            Qualified XII (1.25)                        20,661.393        13.78            284,714
            Qualified XII (1.30)                         1,999.272        13.73             27,450
            Qualified XII (1.35)                         1,051.023        13.68             14,378
            Qualified XII (1.40)                        17,905.502        13.63            244,052
            Qualified XII (1.50)                         4,475.961        13.52             60,515
            Qualified XV                                18,851.577        21.87            412,284
            Qualified XVI                               34,926.211        21.06            735,546
            Qualified XVII                               2,168.239        21.41             46,422
            Qualified XVIII                              5,694.092         9.31             53,012
            Qualified XXI                               19,791.825        22.02            435,816
            Qualified XXIV                              53,129.128        14.11            749,652
            Qualified XXV                               25,447.886        21.76            553,746
            Qualified XXVI                               4,882.641        21.66            105,758
            Qualified XXVII                          1,836,501.792        26.23         48,171,442
            Qualified XXVIII                           199,931.740        26.15          5,228,215
            Qualified XXXII                              5,933.527        10.35             61,412
                                                   ---------------                ----------------
                                                     8,273,871.808                $    151,496,883
                                                   ===============                ================

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING MFS GLOBAL GROWTH
        Contracts in accumulation period:
            Qualified VI                                54,283.656   $    10.83   $        587,892
            Qualified X (1.15)                           2,556.037        10.85             27,733
            Qualified X (1.25)                           9,878.855        10.83            106,988
            Qualified XII (0.65)                           183.547        10.94              2,008
            Qualified XII (0.70)                         3,531.839        10.93             38,603
            Qualified XII (0.75)                           909.341        10.92              9,930
            Qualified XII (0.80)                         2,816.040        10.91             30,723
            Qualified XII (0.85)                         2,790.917        10.90             30,421
            Qualified XII (0.90)                             9.917        10.89                108
            Qualified XII (0.95)                         7,248.713        10.88             78,866
            Qualified XII (1.00)                        24,101.931        10.88            262,229
            Qualified XII (1.05)                         1,364.305        10.87             14,830
            Qualified XII (1.10)                           725.230        10.86              7,876
            Qualified XII (1.15)                           652.995        10.85              7,085
            Qualified XII (1.20)                         2,984.779        10.84             32,355
            Qualified XII (1.25)                           622.161        10.83              6,738
            Qualified XII (1.35)                            96.762        10.81              1,046
            Qualified XII (1.40)                           386.018        10.80              4,169
            Qualified XII (1.50)                           169.295        10.78              1,825
            Qualified XV                                   295.221        10.88              3,212
            Qualified XXI                                   42.805        10.91                467
            Qualified XXIV                               2,348.899        10.90             25,603
            Qualified XXV                                1,174.267        10.92             12,823
            Qualified XXVI                                   5.418        10.89                 59
                                                   ---------------                ----------------
                                                       119,178.948                $      1,293,589
                                                   ===============                ================

        ING MFS RESEARCH EQUITY
        Contracts in accumulation period:
            Qualified I                                    602.964   $     9.11   $          5,493
            Qualified III                                  584.430        12.01              7,019
            Qualified IX                                 2,751.502        11.65             32,055
            Qualified V                                  1,218.897        13.60             16,577
            Qualified VI                             4,602,681.228        13.85         63,747,135
            Qualified VII                               83,945.346        11.71            983,000
            Qualified VIII                              11,217.295        11.68            131,018
            Qualified X (1.15)                           4,872.052        13.99             68,160
            Qualified X (1.25)                         484,939.495        13.85          6,716,412

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING MFS RESEARCH EQUITY (CONTINUED)
            Qualified XII (0.05)                        26,809.002   $    14.33   $        384,173
            Qualified XII (0.15)                        64,994.384         9.26            601,848
            Qualified XII (0.25)                       317,180.326         9.20          2,918,059
            Qualified XII (0.35)                       132,581.311         9.15          1,213,119
            Qualified XII (0.40)                        66,038.672         9.18            606,235
            Qualified XII (0.45)                        47,768.351         9.10            434,692
            Qualified XII (0.55)                        43,066.850         9.05            389,755
            Qualified XII (0.60)                       175,941.463         9.02          1,586,992
            Qualified XII (0.65)                        67,670.555         9.00            609,035
            Qualified XII (0.70)                       135,422.519         8.97          1,214,740
            Qualified XII (0.75)                       168,815.531         8.95          1,510,899
            Qualified XII (0.80)                       494,179.939         9.87          4,877,556
            Qualified XII (0.85)                       586,104.672         8.99          5,269,081
            Qualified XII (0.90)                        17,591.745         9.57            168,353
            Qualified XII (0.95)                       284,368.834         8.92          2,536,570
            Qualified XII (1.00)                     1,074,704.500         8.89          9,554,123
            Qualified XII (1.05)                        56,375.706         8.85            498,925
            Qualified XII (1.10)                        45,679.478         8.82            402,893
            Qualified XII (1.15)                        52,502.051         8.78            460,968
            Qualified XII (1.20)                        50,580.457         8.75            442,579
            Qualified XII (1.25)                        14,768.004         8.72            128,777
            Qualified XII (1.30)                         1,816.705         8.68             15,769
            Qualified XII (1.40)                         5,695.708         8.62             49,097
            Qualified XII (1.50)                         3,955.322         8.55             33,818
            Qualified XIX                                3,646.542         9.11             33,220
            Qualified XV                                20,671.782        14.14            292,299
            Qualified XVI                              105,874.817        13.62          1,442,015
            Qualified XVII                              93,467.942        13.85          1,294,531
            Qualified XVIII                             25,230.181        13.85            349,438
            Qualified XX                                 4,690.008        12.01             56,327
            Qualified XXI                               37,739.607        14.24            537,412
            Qualified XXIV                             158,490.369         8.93          1,415,319
            Qualified XXIX                               1,222.148        12.01             14,678
            Qualified XXV                               29,398.081        14.07            413,631
            Qualified XXVI                              13,635.831        14.01            191,038
            Qualified XXVII                            858,894.033        13.24         11,371,757
            Qualified XXVIII                            68,628.182        13.20            905,892
            Qualified XXX                               60,055.416        11.91            715,260
            Qualified XXXII                            138,029.497        10.34          1,427,225
                                                   ---------------                ----------------
                                                    10,747,099.730                $    128,074,967
                                                   ===============                ================

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING OPCAP BALANCED VALUE
        Contracts in accumulation period:
            Qualified VI                               403,313.559   $    12.39   $      4,997,055
            Qualified VIII                                 892.252        12.39             11,055
            Qualified X (1.15)                          11,412.186        10.75            122,681
            Qualified X (1.25)                          66,000.583        10.29            679,146
            Qualified XII (0.55)                           110.334        12.58              1,388
            Qualified XII (0.60)                         2,769.690        12.57             34,815
            Qualified XII (0.65)                           639.522        12.55              8,026
            Qualified XII (0.70)                         4,387.879        12.54             55,024
            Qualified XII (0.75)                         3,219.394        12.53             40,339
            Qualified XII (0.80)                        35,226.379        12.51            440,682
            Qualified XII (0.85)                        17,039.600        12.50            212,995
            Qualified XII (0.90)                           409.535        12.48              5,111
            Qualified XII (0.95)                        29,964.876        12.47            373,662
            Qualified XII (1.00)                       118,332.183        12.46          1,474,419
            Qualified XII (1.05)                         3,090.836        12.44             38,450
            Qualified XII (1.10)                         5,104.827        12.43             63,453
            Qualified XII (1.15)                         2,076.329        12.42             25,788
            Qualified XII (1.20)                         1,371.290        12.40             17,004
            Qualified XII (1.25)                         3,839.548        12.39             47,572
            Qualified XII (1.30)                           136.834        12.38              1,694
            Qualified XII (1.35)                             1.213        12.37                 15
            Qualified XII (1.40)                           939.919        12.35             11,608
            Qualified XII (1.50)                           115.329        12.33              1,422
            Qualified XV                                   589.816        12.47              7,355
            Qualified XVI                                4,377.859        12.33             53,979
            Qualified XVII                               4,710.250        12.39             58,360
            Qualified XXI                                1,003.437        12.51             12,553
            Qualified XXIV                               7,773.019        12.49             97,085
            Qualified XXV                               20,140.702        12.53            252,363
            Qualified XXVI                               2,093.990        12.48             26,133
            Qualified XXXII                              1,123.181        10.31             11,580
                                                   ---------------                ----------------
                                                       752,206.351                $      9,182,812
                                                   ===============                ================

        ING PIMCO TOTAL RETURN
        Contracts in accumulation period:
            NYSUT 457                                  189,541.362   $    10.13   $      1,920,054
            Qualified VI                             1,363,706.812        11.01         15,014,412
            Qualified VIII                                 443.869        11.01              4,887
            Qualified X (1.15)                             224.479        11.03              2,476
            Qualified X (1.25)                         147,674.478        11.01          1,625,896
            Qualified XII (0.15)                         3,240.625        11.20             36,295

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING PIMCO TOTAL RETURN (CONTINUED)
            Qualified XII (0.45)                        14,204.122   $    11.16   $        158,518
            Qualified XII (0.55)                        13,853.411        11.14            154,327
            Qualified XII (0.60)                        21,807.457        11.13            242,717
            Qualified XII (0.65)                        13,179.227        11.12            146,553
            Qualified XII (0.70)                        24,374.798        11.11            270,804
            Qualified XII (0.75)                        55,353.424        11.10            614,423
            Qualified XII (0.80)                        91,271.081        11.10          1,013,109
            Qualified XII (0.85)                        59,741.839        11.09            662,537
            Qualified XII (0.90)                        20,125.722        11.08            222,993
            Qualified XII (0.95)                       185,400.000        11.07          2,052,378
            Qualified XII (1.00)                       415,621.881        11.06          4,596,778
            Qualified XII (1.05)                        25,165.701        11.05            278,081
            Qualified XII (1.10)                        16,758.786        11.04            185,017
            Qualified XII (1.15)                        12,015.594        11.03            132,532
            Qualified XII (1.20)                        17,091.016        11.02            188,343
            Qualified XII (1.25)                        19,253.406        11.01            211,980
            Qualified XII (1.30)                         4,202.273        11.00             46,225
            Qualified XII (1.35)                         3,593.904        10.99             39,497
            Qualified XII (1.40)                         7,013.935        10.98             77,013
            Qualified XII (1.45)                           792.252        10.97              8,691
            Qualified XII (1.50)                         4,380.401        10.97             48,053
            Qualified XV                                12,577.597        11.07            139,234
            Qualified XVI                               24,560.620        10.97            269,430
            Qualified XVII                               3,555.404        11.01             39,145
            Qualified XVIII                              1,185.986        11.06             13,117
            Qualified XXI                                5,072.342        11.10             56,303
            Qualified XXIV                              14,593.592        11.08            161,697
            Qualified XXV                               11,029.370        11.10            122,426
            Qualified XXVI                               9,291.516        11.08            102,950
            Qualified XXVIII                            31,234.720        11.06            345,456
            Qualified XXXII                              2,227.046        10.02             22,315
                                                   ---------------                ----------------
                                                     2,845,360.048                $     31,226,662
                                                   ===============                ================

        ING SALOMON BROTHERS AGGRESSIVE GROWTH
        Currently payable annuity contracts:                                      $         77,873
        Contracts in accumulation period:
            Qualified III                                5,527.692   $    13.00             71,860
            Qualified V                                  1,261.333        12.75             16,082
            Qualified VI                             7,469,333.953        12.90         96,354,408
            Qualified VIII                              12,687.195        13.51            171,404
            Qualified X (1.15)                          62,500.077        13.03            814,376
            Qualified X (1.25)                         866,224.961        12.90         11,174,302

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING SALOMON BROTHERS AGGRESSIVE GROWTH
          (CONTINUED)
            Qualified XII (0.05)                       115,779.026   $    13.35   $      1,545,650
            Qualified XII (0.15)                       106,846.393         9.01            962,686
            Qualified XII (0.25)                       563,410.998         7.82          4,405,874
            Qualified XII (0.35)                       298,733.204         7.77          2,321,157
            Qualified XII (0.40)                       294,978.000         9.00          2,654,802
            Qualified XII (0.45)                       103,792.108         7.73            802,313
            Qualified XII (0.55)                        76,487.891         7.68            587,427
            Qualified XII (0.60)                       493,972.585         7.66          3,783,830
            Qualified XII (0.65)                        40,779.843         7.64            311,558
            Qualified XII (0.70)                       341,696.457         7.62          2,603,727
            Qualified XII (0.75)                       538,408.948         7.60          4,091,908
            Qualified XII (0.80)                     2,228,249.511         8.18         18,227,081
            Qualified XII (0.85)                       901,390.465         8.81          7,941,250
            Qualified XII (0.90)                        56,061.626         7.87            441,205
            Qualified XII (0.95)                       556,545.143         8.75          4,869,770
            Qualified XII (1.00)                     3,231,773.479         8.71         28,148,747
            Qualified XII (1.05)                       249,182.488         8.68          2,162,904
            Qualified XII (1.10)                        94,672.255         8.65            818,915
            Qualified XII (1.15)                        77,676.539         8.61            668,795
            Qualified XII (1.20)                       142,848.718         8.58          1,225,642
            Qualified XII (1.25)                        66,465.614         8.55            568,281
            Qualified XII (1.30)                         7,086.956         8.51             60,310
            Qualified XII (1.35)                         1,737.146         8.48             14,731
            Qualified XII (1.40)                        22,621.657         8.45            191,153
            Qualified XII (1.45)                            26.128         8.42                220
            Qualified XII (1.50)                        11,484.505         8.39             96,355
            Qualified XV                                17,631.108        13.18            232,378
            Qualified XVI                              136,527.760        12.68          1,731,172
            Qualified XVII                              16,315.504        12.90            210,470
            Qualified XVIII                             20,392.791        12.90            263,067
            Qualified XXI                              114,337.830        13.27          1,517,263
            Qualified XXII                                 235.356        13.35              3,142
            Qualified XXIV                             245,112.228         8.75          2,144,732
            Qualified XXV                               92,956.674        13.11          1,218,662
            Qualified XXVI                              20,703.065        13.05            270,175
            Qualified XXVII                          2,191,574.676        13.11         28,731,544
            Qualified XXVIII                           371,342.081        13.07          4,853,441
            Qualified XXXII                             40,065.875        10.52            421,493
                                                   ---------------                ----------------
                                                    22,307,437.842                $    239,784,135
                                                   ===============                ================

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING SALOMON BROTHERS FUNDAMENTAL VALUE
        Contracts in accumulation period:
            Qualified VI                               319,789.413   $    16.53   $      5,286,119
            Qualified X (1.25)                          26,125.890        10.39            271,448
            Qualified XII (0.55)                           621.990        16.78             10,437
            Qualified XII (0.60)                         2,354.117        16.76             39,455
            Qualified XII (0.65)                           331.661        16.74              5,552
            Qualified XII (0.70)                         3,047.699        16.73             50,988
            Qualified XII (0.75)                         2,752.783        16.71             45,999
            Qualified XII (0.80)                        59,760.275        16.69            997,399
            Qualified XII (0.85)                        10,460.648        16.67            174,379
            Qualified XII (0.90)                         1,605.105        16.65             26,725
            Qualified XII (0.95)                        14,233.173        16.64            236,840
            Qualified XII (1.00)                       104,198.255        16.62          1,731,775
            Qualified XII (1.05)                         3,117.771        16.60             51,755
            Qualified XII (1.10)                         1,487.395        16.58             24,661
            Qualified XII (1.15)                         2,398.249        16.56             39,715
            Qualified XII (1.20)                           736.737        16.55             12,193
            Qualified XII (1.25)                         1,180.218        16.53             19,509
            Qualified XII (1.35)                             0.909        16.49                 15
            Qualified XII (1.40)                           612.440        16.48             10,093
            Qualified XII (1.50)                           275.669        16.44              4,532
            Qualified XV                                   185.757        16.64              3,091
            Qualified XVI                                2,526.034        16.44             41,528
            Qualified XVII                               3,088.385        16.53             51,051
            Qualified XVIII                                463.798        10.69              4,958
            Qualified XXI                                1,608.508        16.69             26,846
            Qualified XXIV                               3,072.989        16.66             51,196
            Qualified XXV                                9,856.972        16.71            164,710
            Qualified XXVI                               1,878.678        16.65             31,280
                                                   ---------------                ----------------
                                                       577,771.518                $      9,414,249
                                                   ===============                ================

        ING SALOMON BROTHERS INVESTORS VALUE
        Contracts in accumulation period:
            Qualified VI                               166,130.087   $    12.73   $      2,114,836
            Qualified X (1.15)                           4,438.976        10.16             45,100
            Qualified X (1.25)                          21,517.004         9.88            212,588
            Qualified XII (0.55)                         2,305.495        12.92             29,787
            Qualified XII (0.60)                         3,471.727        12.91             44,820
            Qualified XII (0.65)                         1,436.462        12.89             18,516
            Qualified XII (0.70)                         6,871.196        12.88             88,501
            Qualified XII (0.75)                         1,331.026        12.86             17,117
            Qualified XII 0.80)                          9,855.720        12.85            126,646

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING SALOMON BROTHERS INVESTORS VALUE
          (CONTINUED)
            Qualified XII (0.85)                         4,173.287   $    12.84   $         53,585
            Qualified XII (0.90)                           740.406        12.82              9,492
            Qualified XII (0.95)                        13,914.598        12.81            178,246
            Qualified XII (1.00)                        60,810.938        12.80            778,380
            Qualified XII (1.05)                           625.821        12.78              7,998
            Qualified XII (1.10)                           621.378        12.77              7,935
            Qualified XII (1.15)                           614.745        12.75              7,838
            Qualified XII (1.20)                         1,027.551        12.74             13,091
            Qualified XII (1.25)                         2,345.483        12.73             29,858
            Qualified XII (1.40)                           973.601        12.69             12,355
            Qualified XII (1.50)                           250.553        12.66              3,172
            Qualified XV                                 1,465.964        12.81             18,779
            Qualified XVI                                1,748.341        12.66             22,134
            Qualified XVIII                                630.128        10.19              6,421
            Qualified XXI                                  286.303        12.85              3,679
            Qualified XXIV                               6,384.490        12.83             81,913
            Qualified XXV                                1,205.054        12.86             15,497
            Qualified XXVI                               4,132.839        12.82             52,983
            Qualified XXXII                              1,727.735        10.42             18,003
                                                   ---------------                ----------------
                                                       321,036.908                $      4,019,270
                                                   ===============                ================

        ING T. ROWE PRICE GROWTH EQUITY
        Currently payable annuity contracts:                                      $        291,719
        Contracts in accumulation period:
            Qualified III                                2,064.391   $    21.68             44,756
            Qualified V                                  2,281.098        18.94             43,204
            Qualified VI                             5,305,707.287        18.80         99,747,297
            Qualified VIII                               6,342.545        19.18            121,650
            Qualified X (1.15)                          41,742.985        21.24            886,621
            Qualified X (1.25)                         503,621.083        21.06         10,606,260
            Qualified XII (0.05)                        21,202.674        19.45            412,392
            Qualified XII (0.15)                           690.646        10.37              7,162
            Qualified XII (0.15)                        32,149.180        10.37            333,387
            Qualified XII (0.25)                       317,265.477        12.05          3,823,049
            Qualified XII (0.35)                        71,721.017        11.99            859,935
            Qualified XII (0.40)                       134,384.641        18.23          2,449,832
            Qualified XII (0.45)                        83,327.433        11.92            993,263
            Qualified XII (0.55)                        59,254.093        11.85            702,161
            Qualified XII (0.60)                       254,412.267        11.82          3,007,153
            Qualified XII (0.65)                        47,932.824        11.79            565,128
            Qualified XII (0.70)                       215,590.893        11.75          2,533,193
            Qualified XII (0.75)                       331,183.362        11.72          3,881,469
            Qualified XII (0.80)                     1,253,252.525        12.87         16,129,360
            Qualified XII (0.85)                       318,275.294        17.85          5,681,214

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING T. ROWE PRICE GROWTH EQUITY
          (CONTINUED)
            Qualified XII (0.90)                        30,895.817   $    12.43   $        384,035
            Qualified XII (0.95)                       380,043.115        17.72          6,734,364
            Qualified XII (1.00)                     1,232,989.292        17.65         21,762,261
            Qualified XII (1.05)                       121,621.673        17.58          2,138,109
            Qualified XII (1.10)                        63,305.593        17.52          1,109,114
            Qualified XII (1.15)                        23,142.235        17.45            403,832
            Qualified XII (1.20)                        45,410.242        17.38            789,230
            Qualified XII (1.25)                        28,394.631        17.32            491,795
            Qualified XII (1.30)                         5,378.725        17.25             92,783
            Qualified XII (1.35)                         2,783.178        17.18             47,815
            Qualified XII (1.40)                        19,592.582        17.12            335,425
            Qualified XII (1.45)                           357.067        17.05              6,088
            Qualified XII (1.50)                         1,848.146        16.99             31,400
            Qualified XV                                15,550.209        19.20            298,564
            Qualified XVI                              111,932.089        18.48          2,068,505
            Qualified XVII                              24,998.085        18.80            469,964
            Qualified XVIII                             20,290.313        21.06            427,314
            Qualified XXI                               48,392.033        19.33            935,418
            Qualified XXII                                  51.363        19.45                999
            Qualified XXIV                             113,726.678        17.73          2,016,374
            Qualified XXV                               55,851.728        19.10          1,066,768
            Qualified XXVI                              25,227.091        19.01            479,567
            Qualified XXVII                          1,670,473.330        21.86         36,516,547
            Qualified XXVIII                           671,146.168        21.79         14,624,275
            Qualified XXXI                               1,660.692        13.00             21,589
            Qualified XXXII                             22,238.825        10.38            230,839
                                                   ---------------                ----------------
                                                    13,739,702.615                $    246,603,179
                                                   ===============                ================

        ING UBS TACTICAL ASSET ALLOCATION
        Contracts in accumulation period:
            Qualified VI                                13,349.747   $    29.59   $        395,019
            Qualified X (1.25)                          28,571.099         9.55            272,854
            Qualified XII (0.55)                           378.762        30.04             11,378
            Qualified XII (0.60)                           743.367        30.00             22,301
            Qualified XII (0.65)                            26.894        29.97                806
            Qualified XII (0.70)                           149.399        29.94              4,473
            Qualified XII (0.75)                            88.532        29.91              2,648
            Qualified XII (0.80)                           239.893        29.88              7,168
            Qualified XII (0.85)                           361.260        29.84             10,780
            Qualified XII (0.95)                           223.942        29.78              6,669
            Qualified XII (1.00)                         1,984.975        29.75             59,053
            Qualified XII (1.05)                           206.023        29.72              6,123
            Qualified XII (1.10)                            17.621        29.68                523

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING UBS TACTICAL ASSET ALLOCATION
          (CONTINUED)
            Qualified XII (1.15)                            51.535   $    29.65   $          1,528
            Qualified XII (1.20)                         1,047.670        29.62             31,032
            Qualified XII (1.25)                         1,126.428        29.59             33,331
            Qualified XII (1.40)                           139.132        29.49              4,103
            Qualified XII (1.50)                            64.594        29.43              1,901
            Qualified XVI                                  264.016        29.43              7,770
            Qualified XXIV                                 150.386        29.83              4,486
            Qualified XXV                                  853.995        29.91             25,543
            Qualified XXVI                                  46.293        29.81              1,380
                                                   ---------------                ----------------
                                                        50,085.563                $        910,869
                                                   ===============                ================

        ING VAN KAMPEN COMSTOCK
        Contracts in accumulation period:
            NYSUT 457                                  302,672.173   $    12.47   $      3,774,322
            Qualified VI                             1,310,403.572        10.64         13,942,694
            Qualified X (1.15)                          14,877.299        10.66            158,592
            Qualified X (1.25)                          63,213.628        10.64            672,593
            Qualified XII (0.15)                           100.832        10.82              1,091
            Qualified XII (0.55)                           142.565        10.76              1,534
            Qualified XII (0.60)                         3,399.163        10.75             36,541
            Qualified XII (0.65)                           390.326        10.75              4,196
            Qualified XII (0.70)                        15,518.901        10.74            166,673
            Qualified XII (0.75)                        28,893.383        10.73            310,026
            Qualified XII (0.80)                       345,077.612        10.72          3,699,232
            Qualified XII (0.85)                        35,509.711        10.71            380,309
            Qualified XII (0.90)                         1,487.103        10.70             15,912
            Qualified XII (0.95)                        33,092.236        10.69            353,756
            Qualified XII (1.00)                       660,397.846        10.68          7,053,049
            Qualified XII (1.05)                         9,135.895        10.67             97,480
            Qualified XII (1.10)                         3,059.662        10.66             32,616
            Qualified XII (1.15)                         4,602.908        10.66             49,067
            Qualified XII (1.20)                         4,412.300        10.65             46,991
            Qualified XII (1.25)                         4,064.662        10.64             43,248
            Qualified XII (1.30)                           388.241        10.63              4,127
            Qualified XII (1.35)                           235.876        10.62              2,505
            Qualified XII (1.40)                         1,448.916        10.61             15,373
            Qualified XII (1.45)                            28.679        10.60                304
            Qualified XII (1.50)                           258.263        10.59              2,735
            Qualified XV                                 3,989.897        10.69             42,652
            Qualified XVI                                9,550.236        10.59            101,137
            Qualified XVII                               4,429.229        10.64             47,127

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING VAN KAMPEN COMSTOCK (CONTINUED)
            Qualified XVIII                              6,116.667   $    10.68   $         65,326
            Qualified XXI                                  750.840        10.72              8,049
            Qualified XXIV                              76,703.174        10.71            821,491
            Qualified XXV                                5,029.823        10.73             53,970
            Qualified XXVI                                 682.617        10.70              7,304
            Qualified XXXII                                568.260        10.46              5,944
                                                   ---------------                ----------------
                                                     2,950,632.495                $     32,017,966
                                                   ===============                ================

        ING VP STRATEGIC ALLOCATION BALANCED
        Currently payable annuity contracts:                                      $         57,623
        Contracts in accumulation period:
            Qualified V                                     28.800   $    15.59                449
            Qualified VI                             1,738,315.126        15.80         27,465,379
            Qualified X (1.15)                          10,610.423        16.31            173,056
            Qualified X (1.25)                         216,638.775        16.17          3,503,049
            Qualified XII (0.00)                        10,328.910        10.55            108,970
            Qualified XII (0.05)                        20,028.257        16.35            327,462
            Qualified XII (0.25)                        89,555.195        10.78            965,405
            Qualified XII (0.35)                         5,919.403        10.72             63,456
            Qualified XII (0.40)                       184,581.426        14.86          2,742,880
            Qualified XII (0.45)                        10,544.184        10.66            112,401
            Qualified XII (0.55)                         3,979.717        10.60             42,185
            Qualified XII (0.60)                        12,588.363        10.57            133,059
            Qualified XII (0.65)                       102,180.361        10.54          1,076,981
            Qualified XII (0.70)                        81,971.361        10.51            861,519
            Qualified XII (0.75)                       164,824.237        10.48          1,727,358
            Qualified XII (0.80)                       194,851.542        11.02          2,147,264
            Qualified XII (0.85)                       114,704.807        14.56          1,670,102
            Qualified XII (0.90)                           525.046        10.82              5,681
            Qualified XII (0.95)                        78,120.692        14.45          1,128,844
            Qualified XII (1.00)                       256,283.461        14.39          3,687,919
            Qualified XII (1.05)                        78,983.612        14.34          1,132,625
            Qualified XII (1.10)                        75,674.790        14.28          1,080,636
            Qualified XII (1.15)                        17,205.552        14.23            244,835
            Qualified XII (1.20)                       327,870.572        14.17          4,645,926
            Qualified XII (1.25)                        21,896.884        14.12            309,184
            Qualified XII (1.30)                         4,870.149        14.07             68,523
            Qualified XII (1.35)                            32.120        14.01                450
            Qualified XII (1.40)                        25,054.943        13.96            349,767
            Qualified XII (1.45)                           197.986        13.90              2,752
            Qualified XII (1.50)                         6,057.040        13.85             83,890
            Qualified XV                                 2,794.424        16.14             45,102

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING VP STRATEGIC ALLOCATION BALANCED
          (CONTINUED)
            Qualified XVI                               35,932.433   $    15.54   $        558,390
            Qualified XVII                              10,241.559        16.17            165,606
            Qualified XVIII                             11,545.076        16.55            191,071
            Qualified XXI                                6,848.000        16.25            111,280
            Qualified XXII                                 508.930        16.35              8,321
            Qualified XXIV                               7,691.079        14.46            111,213
            Qualified XXV                                6,373.049        16.14            102,861
            Qualified XXVII                             49,779.912        15.93            792,994
            Qualified XXVIII                            24,329.975        15.88            386,360
            Qualified XXXII                              5,152.734        10.24             52,764
                                                   ---------------                ----------------
                                                     4,015,620.905                $     58,445,592
                                                   ===============                ================

        ING VP STRATEGIC ALLOCATION GROWTH
        Contracts in accumulation period:
            Qualified III                                  321.517   $    16.08   $          5,170
            Qualified VI                             2,208,844.217        16.08         35,518,215
            Qualified VIII                                   8.588        16.07                138
            Qualified X (1.15)                          30,633.453        16.68            510,966
            Qualified X (1.25)                         268,308.283        16.54          4,437,819
            Qualified XII (0.00)                            74.374        10.38                772
            Qualified XII (0.00)                         5,789.884        10.38             60,099
            Qualified XII (0.05)                         4,907.272        16.64             81,657
            Qualified XII (0.25)                       150,984.615        10.14          1,530,984
            Qualified XII (0.35)                         8,961.249        10.09             90,419
            Qualified XII (0.40)                        66,223.454        14.88            985,405
            Qualified XII (0.45)                        16,183.350        10.03            162,319
            Qualified XII (0.55)                         2,413.641         9.97             24,064
            Qualified XII (0.60)                         5,823.340         9.94             57,884
            Qualified XII (0.65)                       281,342.540         9.92          2,790,918
            Qualified XII (0.70)                       115,950.657         9.89          1,146,752
            Qualified XII (0.75)                       220,663.996         9.86          2,175,747
            Qualified XII (0.80)                       214,052.581        10.46          2,238,990
            Qualified XII (0.85)                       186,384.352        14.57          2,715,620
            Qualified XII (0.90)                         3,044.780        10.25             31,209
            Qualified XII (0.95)                        87,531.812        14.46          1,265,710
            Qualified XII (1.00)                       514,283.900        14.41          7,410,831
            Qualified XII (1.05)                        92,837.700        14.35          1,332,221
            Qualified XII (1.10)                        51,467.063        14.30            735,979
            Qualified XII (1.15)                        22,300.562        14.24            317,560
            Qualified XII (1.20)                        54,980.902        14.19            780,179
            Qualified XII (1.25)                        14,992.569        14.13            211,845
            Qualified XII (1.30)                         5,547.230        14.08             78,105
            Qualified XII (1.35)                           227.156        14.03              3,187

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING VP STRATEGIC ALLOCATION GROWTH
          (CONTINUED)
            Qualified XII (1.40)                        11,676.593   $    13.97   $        163,122
            Qualified XII (1.45)                           929.167        13.92             12,934
            Qualified XII (1.50)                         9,371.089        13.87            129,977
            Qualified XV                                 3,718.088        16.42             61,051
            Qualified XVI                               40,615.750        15.81            642,135
            Qualified XVII                                 682.918        16.45             11,234
            Qualified XVIII                              4,743.913        16.92             80,267
            Qualified XXI                               10,039.722        16.54            166,057
            Qualified XXII                               1,445.854        16.64             24,059
            Qualified XXIV                              23,106.220        14.47            334,347
            Qualified XXV                               12,205.055        16.42            200,407
            Qualified XXVI                                 494.247        16.34              8,076
            Qualified XXVII                             54,494.263        16.21            883,352
            Qualified XXVIII                            19,709.653        16.16            318,508
            Qualified XXXII                              9,415.907        10.31             97,078
                                                   ---------------                ----------------
                                                     4,837,733.476                $     69,833,368
                                                   ===============                ================

        ING VP STRATEGIC ALLOCATION INCOME
        Currently payable annuity contracts:                                      $        139,330
        Contracts in accumulation period:
            Qualified III                                1,111.418   $    15.94             17,716
            Qualified VI                               902,309.912        15.94         14,382,820
            Qualified X (1.15)                          33,847.059        16.15            546,630
            Qualified X (1.25)                         210,476.265        16.01          3,369,725
            Qualified XII (0.00)                           555.307        10.74              5,964
            Qualified XII (0.00)                         6,490.503        10.74             69,708
            Qualified XII (0.05)                        31,344.546        16.50            517,185
            Qualified XII (0.25)                        29,897.892        11.86            354,589
            Qualified XII (0.35)                        10,641.356        11.80            125,568
            Qualified XII (0.40)                        59,349.380        15.31            908,639
            Qualified XII (0.45)                        11,018.841        11.73            129,251
            Qualified XII (0.55)                        12,106.855        11.67            141,287
            Qualified XII (0.60)                         6,035.082        11.63             70,188
            Qualified XII (0.65)                         5,924.224        11.60             68,721
            Qualified XII (0.70)                        54,390.925        11.57            629,303
            Qualified XII (0.75)                        50,090.035        11.54            578,039
            Qualified XII (0.80)                       145,136.882        11.93          1,731,483
            Qualified XII (0.85)                        67,736.933        15.00          1,016,054
            Qualified XII (0.90)                         2,464.122        11.79             29,052
            Qualified XII (0.95)                        44,191.734        14.88            657,573
            Qualified XII (1.00)                       276,553.001        14.83          4,101,281
            Qualified XII (1.05)                        38,276.912        14.77            565,350

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING VP STRATEGIC ALLOCATION INCOME
          (CONTINUED)
            Qualified XII (1.10)                        28,751.121   $    14.71   $        422,929
            Qualified XII (1.15)                         8,613.165        14.66            126,269
            Qualified XII (1.20)                        20,710.822        14.60            302,378
            Qualified XII (1.25)                         8,080.000        14.55            117,564
            Qualified XII (1.30)                         2,875.707        14.49             41,669
            Qualified XII (1.35)                           137.119        14.44              1,980
            Qualified XII (1.40)                         7,472.253        14.38            107,451
            Qualified XII (1.45)                           101.675        14.33              1,457
            Qualified XII (1.50)                         1,230.974        14.27             17,566
            Qualified XV                                   530.817        16.29              8,647
            Qualified XVI                               18,307.015        15.68            287,054
            Qualified XVII                              16,709.436        16.32            272,698
            Qualified XVIII                             35,085.296        16.39            575,048
            Qualified XXI                                4,511.098        16.40             73,982
            Qualified XXIV                               3,842.310        14.89             57,212
            Qualified XXV                                7,298.895        16.28            118,826
            Qualified XXVI                                 498.518        16.20              8,076
            Qualified XXVII                             49,924.503        16.08            802,786
            Qualified XXVIII                            16,714.847        16.03            267,939
            Qualified XXXII                              6,893.713        10.18             70,178
                                                   ---------------                ----------------
                                                     2,238,238.468                $     33,837,165
                                                   ===============                ================

        ING VP GROWTH AND INCOME
        Currently payable annuity contracts:                                      $    168,095,249
        Contracts in accumulation period:
            Qualified I                                 57,848.585   $   245.51         14,202,406
            Qualified III                                  294.840       186.23             54,908
            Qualified IX                                 8,965.563        18.12            162,456
            Qualified V                                    696.493        18.82             13,108
            Qualified VI                            55,129,399.580        19.02      1,048,561,180
            Qualified VII                            4,716,596.274        17.98         84,804,401
            Qualified VIII                              52,589.632        17.65            928,207
            Qualified X (1.15)                         443,340.240        19.21          8,516,566
            Qualified X (1.25)                       8,911,586.225        19.02        169,498,370
            Qualified XII (0.00)                       534,159.447         9.05          4,834,143
            Qualified XII (0.05)                       310,107.063        19.68          6,102,907
            Qualified XII (0.25)                     3,821,284.321         8.10         30,952,403
            Qualified XII (0.35)                       684,493.913         8.05          5,510,176
            Qualified XII (0.40)                       185,234.743        13.24          2,452,508
            Qualified XII (0.45)                       463,259.176         8.01          3,710,706
            Qualified XII (0.55)                       655,875.000         7.96          5,220,765
            Qualified XII (0.60)                     2,670,005.920         7.94         21,199,847
            Qualified XII (0.65)                       322,235.607         7.92          2,552,106

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING VP GROWTH AND INCOME (CONTINUED)
            Qualified XII (0.70)                     1,655,663.244   $     7.89   $     13,063,183
            Qualified XII (0.75)                     2,493,571.665         7.87         19,624,409
            Qualified XII (0.80)                     7,714,135.888         8.61         66,418,710
            Qualified XII (0.85)                     4,448,546.877        12.97         57,697,653
            Qualified XII (0.90)                       208,104.442         8.33          1,733,510
            Qualified XII (0.95)                     2,504,148.873        12.87         32,228,396
            Qualified XII (1.00)                    11,175,836.505        12.82        143,274,224
            Qualified XII (1.05)                       440,192.639        12.77          5,621,260
            Qualified XII (1.10)                       290,138.571        12.73          3,693,464
            Qualified XII (1.15)                       268,967.902        12.68          3,410,513
            Qualified XII (1.20)                       240,746.714        12.63          3,040,631
            Qualified XII (1.25)                       102,355.008        12.58          1,287,626
            Qualified XII (1.30)                        10,758.899        12.53            134,809
            Qualified XII (1.35)                         8,525.461        12.49            106,483
            Qualified XII (1.40)                        40,201.206        12.44            500,103
            Qualified XII (1.45)                           120.743        12.39              1,496
            Qualified XII (1.50)                        15,852.918        12.34            195,625
            Qualified XIX                               21,163.867       249.58          5,282,078
            Qualified XV                               428,543.615        19.42          8,322,317
            Qualified XVI                              863,597.272        18.70         16,149,269
            Qualified XVII                           2,901,192.758        19.33         56,080,056
            Qualified XVIII                          3,034,797.465        19.33         58,662,635
            Qualified XX                                70,610.216       189.32         13,367,926
            Qualified XXI                              286,831.237        19.56          5,610,419
            Qualified XXII                                 894.459        19.67             17,594
            Qualified XXIV                           1,122,704.658        12.88         14,460,436
            Qualified XXIX                               1,712.415       186.23            318,903
            Qualified XXV                              555,079.454        19.42         10,779,643
            Qualified XXVI                              76,221.107        19.33          1,473,354
            Qualified XXVII                            907,961.903       187.76        170,478,927
            Qualified XXVIII                            15,106.443       187.17          2,827,473
            Qualified XXX                               47,536.245       184.80          8,784,698
            Qualified XXXII                            855,351.052        10.46          8,946,972
                                                   ---------------                ----------------
                                                   121,775,144.343                $  2,310,967,207
                                                   ===============                ================

        ING GET U.S. CORE - SERIES 1
        Contracts in accumulation period:
            Qualified XXVII                            231,301.945   $    10.28   $      2,377,784
                                                   ---------------                ----------------
                                                       231,301.945                $      2,377,784
                                                   ===============                ================

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING GET U.S. CORE - SERIES 2
        Contracts in accumulation period:
            Qualified V                                  1,392.722   $    10.03   $         13,969
            Qualified VI                               319,283.167        10.04          3,205,603
            Qualified XII (0.80)                       452,117.015        10.05          4,543,776
            Qualified XII (1.00)                       985,723.606        10.04          9,896,665
            Qualified XII (1.25)                           200.598        10.03              2,012
            Qualified XVII                              15,326.892        10.04            153,882
            Qualified XXVII                             64,205.578        10.04            644,624
            Qualified XXVIII                           216,983.167        10.04          2,178,511
                                                   ---------------                ----------------
                                                     2,055,232.745                $     20,639,042
                                                   ===============                ================

        ING GET U.S. CORE - SERIES 3
        Contracts in accumulation period:
            Qualified VI                                 6,375.200   $    10.00   $         63,752
            Qualified X (1.25)                           6,428.600        10.00             64,286
            Qualified XII (0.80)                         2,827.427         9.99             28,246
            Qualified XXVII                              3,607.600        10.00             36,076
            Qualified XXVIII                             1,435.000        10.00             14,350
                                                   ---------------                ----------------
                                                        20,673.827                $        206,710
                                                   ===============                ================

        ING VP TECHNOLOGY
        Contracts in accumulation period:
            Qualified V                                  2,220.435   $     3.67   $          8,149
            Qualified VI                             5,560,963.521         3.70         20,575,565
            Qualified VIII                               1,749.322         3.69              6,455
            Qualified X (1.15)                          79,810.242         3.71            296,096
            Qualified X (1.25)                         340,052.433         3.70          1,258,194
            Qualified XII (0.00)                        25,361.921         9.06            229,779
            Qualified XII (0.05)                       161,993.650         3.78            612,336
            Qualified XII (0.25)                       265,668.407         3.83          1,017,510
            Qualified XII (0.35)                        57,346.598         3.82            219,064
            Qualified XII (0.55)                        76,442.479         3.79            289,717
            Qualified XII (0.60)                       245,025.660         3.78            926,197
            Qualified XII (0.65)                        11,821.694         3.78             44,686
            Qualified XII (0.70)                        97,529.177         3.77            367,685
            Qualified XII (0.75)                       150,698.403         3.76            566,626
            Qualified XII (0.80)                     1,424,607.715         3.76          5,356,525
            Qualified XII (0.85)                       262,849.333         3.75            985,685
            Qualified XII (0.90)                        17,133.421         3.74             64,079
            Qualified XII (0.95)                       413,690.910         3.74          1,547,204
            Qualified XII (1.00)                     1,703,627.882         3.73          6,354,532
            Qualified XII (1.05)                        52,892.742         3.72            196,761
            Qualified XII (1.10)                        47,125.336         3.71            174,835

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING VP TECHNOLOGY (CONTINUED)
            Qualified XII (1.15)                        22,386.252   $     3.71   $         83,053
            Qualified XII (1.20)                        84,296.756         3.70            311,898
            Qualified XII (1.25)                        50,843.090         3.69            187,611
            Qualified XII (1.30)                           132.520         3.69                489
            Qualified XII (1.35)                         7,675.815         3.68             28,247
            Qualified XII (1.40)                        20,643.052         3.67             75,760
            Qualified XII (1.50)                         4,834.427         3.66             17,694
            Qualified XV                                20,959.091         3.74             78,387
            Qualified XVI                               62,907.922         3.66            230,243
            Qualified XVII                              13,255.228         3.73             49,442
            Qualified XVIII                              8,959.249         3.73             33,418
            Qualified XXI                              139,563.033         3.76            524,757
            Qualified XXIV                             179,377.599         3.75            672,666
            Qualified XXV                              113,616.710         3.77            428,335
            Qualified XXVI                              16,269.681         3.76             61,174
            Qualified XXVII                            915,252.745         3.64          3,331,520
            Qualified XXXII                              8,037.914        10.26             82,469
                                                   ---------------                ----------------
                                                    12,667,622.365                $     47,294,843
                                                   ===============                ================

        ING VP GROWTH
        Currently payable annuity contracts:                                      $        213,823
        Contracts in accumulation period:
            Qualified III                                1,222.125   $    10.26             12,539
            Qualified VI                             3,045,564.175        13.51         41,145,572
            Qualified VIII                               1,591.111        13.50             21,480
            Qualified X (1.15)                          29,689.191        13.60            403,773
            Qualified X (1.25)                         371,563.657        13.51          5,019,825
            Qualified XII (0.00)                        47,094.463         8.85            416,786
            Qualified XII (0.05)                        30,112.670        13.97            420,674
            Qualified XII (0.25)                       129,316.027         9.11          1,178,069
            Qualified XII (0.35)                        81,287.417         9.06            736,464
            Qualified XII (0.40)                       277,097.249        14.18          3,929,239
            Qualified XII (0.45)                       125,309.555         9.00          1,127,786
            Qualified XII (0.55)                        16,868.044         8.95            150,969
            Qualified XII (0.60)                        55,609.630         8.93            496,594
            Qualified XII (0.65)                        24,604.606         8.90            218,981
            Qualified XII (0.70)                       226,515.540         8.88          2,011,458
            Qualified XII (0.75)                       383,607.571         8.85          3,394,927
            Qualified XII (0.80)                       843,691.542        10.05          8,479,100
            Qualified XII (0.85)                       133,977.809        13.88          1,859,612
            Qualified XII (0.90)                        22,925.283         9.73            223,063

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING VP GROWTH (CONTINUED)
            Qualified XII (0.95)                       155,150.689   $    13.79   $      2,139,528
            Qualified XII (1.00)                       973,610.262        13.74         13,377,405
            Qualified XII (1.05)                        88,043.390        13.69          1,205,314
            Qualified XII (1.10)                        27,282.930        13.65            372,412
            Qualified XII (1.15)                        27,923.750        13.60            379,763
            Qualified XII (1.20)                        34,155.867        13.55            462,812
            Qualified XII (1.25)                        27,790.377        13.51            375,448
            Qualified XII (1.30)                         8,072.288        13.46            108,653
            Qualified XII (1.35)                         1,336.066        13.42             17,930
            Qualified XII (1.40)                        13,147.345        13.37            175,780
            Qualified XII (1.45)                         1,401.275        13.33             18,679
            Qualified XII (1.50)                         6,483.284        13.28             86,098
            Qualified XV                                 6,513.633        13.79             89,823
            Qualified XVI                               55,705.497        13.28            739,769
            Qualified XVII                              31,187.343        13.51            421,341
            Qualified XVIII                             42,086.759        13.82            581,639
            Qualified XXI                               32,605.332        13.88            452,562
            Qualified XXIV                              75,902.029        13.80          1,047,448
            Qualified XXV                               65,888.405        13.80            909,260
            Qualified XXVI                              18,941.515        13.73            260,067
            Qualified XXVII                            222,349.605         5.06          1,125,089
            Qualified XXXII                             15,889.061        10.33            164,134
                                                   ---------------                ----------------
                                                     7,779,114.367                $     95,971,688
                                                   ===============                ================

        ING VP INDEX PLUS LARGECAP
        Currently payable annuity contracts:                                      $      1,772,364
        Contracts in accumulation period:
            Qualified V                                    232.300   $    16.78              3,898
            Qualified VI                            12,437,634.865        16.98        211,191,040
            Qualified VIII                               4,142.782        16.97             70,303
            Qualified X (1.15)                         134,887.661        17.10          2,306,579
            Qualified X (1.25)                       1,129,974.323        16.98         19,186,964
            Qualified XII (0.00)                         2,835.832         9.74             27,621
            Qualified XII (0.00)                        82,914.476         9.74            807,587
            Qualified XII (0.05)                       399,918.270        17.57          7,026,564
            Qualified XII (0.25)                       606,047.026        10.76          6,521,066
            Qualified XII (0.35)                        97,591.589        10.70          1,044,230
            Qualified XII (0.40)                       401,590.868        17.85          7,168,397
            Qualified XII (0.45)                       401,289.380        10.64          4,269,719
            Qualified XII (0.55)                       239,180.152        10.58          2,530,526

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING VP INDEX PLUS LARGECAP (CONTINUED)
            Qualified XII (0.60)                       270,329.858   $    10.55   $      2,851,980
            Qualified XII (0.65)                        62,412.155        10.53            657,200
            Qualified XII (0.70)                       261,291.048        10.50          2,743,556
            Qualified XII (0.75)                       868,786.150        10.47          9,096,191
            Qualified XII (0.80)                     3,475,310.997        11.64         40,452,620
            Qualified XII (0.85)                       821,901.487        17.48         14,366,838
            Qualified XII (0.90)                        64,084.862        11.23            719,673
            Qualified XII (0.95)                       676,178.040        17.35         11,731,689
            Qualified XII (1.00)                     4,324,533.950        17.29         74,771,192
            Qualified XII (1.05)                       239,182.588        17.23          4,121,116
            Qualified XII (1.10)                       160,364.473        17.17          2,753,458
            Qualified XII (1.15)                        65,867.134        17.10          1,126,328
            Qualified XII (1.20)                        78,790.082        17.04          1,342,583
            Qualified XII (1.25)                        90,606.478        16.98          1,538,498
            Qualified XII (1.30)                        16,185.875        16.92            273,865
            Qualified XII (1.35)                         7,272.835        16.86            122,620
            Qualified XII (1.40)                        63,683.979        16.79          1,069,254
            Qualified XII (1.45)                           533.891        16.73              8,932
            Qualified XII (1.50)                        12,701.499        16.67            211,734
            Qualified XIV                                2,235.512        16.98             37,959
            Qualified XV                                42,075.087        17.34            729,582
            Qualified XVI                              186,465.449        16.70          3,113,973
            Qualified XVII                              70,965.828        17.09          1,212,806
            Qualified XVIII                             75,021.013        17.37          1,303,115
            Qualified XXI                              120,968.614        17.46          2,112,112
            Qualified XXIV                             111,794.358        17.37          1,941,868
            Qualified XXV                              120,188.062        17.34          2,084,061
            Qualified XXVI                              22,931.924        17.26            395,805
            Qualified XXVII                          2,418,495.269        17.12         41,404,639
            Qualified XXVIII                           844,513.717        17.06         14,407,404
            Qualified XXXII                             76,298.362        10.38            791,977
                                                   ---------------                ----------------
                                                    31,590,210.100                $    503,421,486
                                                   ===============                ================

        ING VP INDEX PLUS MIDCAP
        Contracts in accumulation period:
            Qualified III                                  382.283   $    16.99   $          6,495
            Qualified V                                    593.511        16.18              9,603
            Qualified VI                             5,001,907.353        16.32         81,631,128

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING VP INDEX PLUS MIDCAP (CONTINUED)
            Qualified VIII                               3,172.304   $    16.32   $         51,772
            Qualified X (1.15)                          44,161.876        16.42            725,138
            Qualified X (1.25)                         435,317.157        16.32          7,104,376
            Qualified XII (0.00)                           154.422        11.76              1,816
            Qualified XII (0.05)                       188,383.066        16.83          3,170,487
            Qualified XII (0.15)                        46,147.498        11.79            544,079
            Qualified XII (0.25)                       146,203.450        17.68          2,584,877
            Qualified XII (0.35)                        84,568.772        17.58          1,486,719
            Qualified XII (0.40)                        98,071.311        17.08          1,675,058
            Qualified XII (0.45)                       152,269.279        17.48          2,661,667
            Qualified XII (0.55)                        81,313.176        17.38          1,413,223
            Qualified XII (0.60)                       302,362.262        17.33          5,239,938
            Qualified XII (0.65)                        59,841.956        17.28          1,034,069
            Qualified XII (0.70)                       139,627.858        17.23          2,405,788
            Qualified XII (0.75)                       200,049.098        17.19          3,438,844
            Qualified XII (0.80)                     1,703,943.881        16.75         28,541,060
            Qualified XII (0.85)                       340,100.778        16.70          5,679,683
            Qualified XII (0.90)                        16,410.631        16.65            273,237
            Qualified XII (0.95)                       334,281.927        16.60          5,549,080
            Qualified XII (1.00)                     1,475,862.017        16.56         24,440,275
            Qualified XII (1.05)                       131,115.869        16.51          2,164,723
            Qualified XII (1.10)                        91,228.311        16.46          1,501,618
            Qualified XII (1.15)                        27,867.113        16.42            457,578
            Qualified XII (1.20)                        57,702.993        16.37            944,598
            Qualified XII (1.25)                        64,629.350        16.32          1,054,751
            Qualified XII (1.30)                        12,239.067        16.28            199,252
            Qualified XII (1.35)                         4,942.021        16.23             80,209
            Qualified XII (1.40)                        40,269.159        16.18            651,555
            Qualified XII (1.45)                           542.379        16.14              8,754
            Qualified XII (1.50)                         7,102.859        16.09            114,285
            Qualified XV                                19,607.952        16.60            325,492
            Qualified XVI                               87,242.635        16.09          1,403,734
            Qualified XVII                              16,748.223        16.32            273,331
            Qualified XVIII                             22,748.407        16.32            371,254
            Qualified XXI                               47,855.682        16.72            800,147
            Qualified XXIV                             144,459.892        16.63          2,402,368
            Qualified XXV                               82,713.917        16.67          1,378,841
            Qualified XXVI                              21,076.552        16.59            349,660
            Qualified XXVII                          1,232,142.265        17.13         21,106,597
            Qualified XXVIII                         1,075,119.555        17.08         18,363,042
            Qualified XXXII                             13,867.682        10.18            141,173
                                                   ---------------                ----------------
                                                    14,056,347.749                $    233,761,374
                                                   ===============                ================

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING VP INDEX PLUS SMALLCAP
        Contracts in accumulation period:
            Qualified III                                  404.818   $    12.66   $          5,125
            Qualified VI                             2,650,449.959        12.19         32,308,985
            Qualified VIII                                 814.520        12.19              9,929
            Qualified X (1.15)                          39,667.292        12.26            486,321
            Qualified X (1.25)                         219,909.023        12.19          2,680,691
            Qualified XII (0.00)                           108.354        12.09              1,310
            Qualified XII (0.00)                        10,442.184        12.09            126,246
            Qualified XII (0.05)                       157,126.651        12.57          1,975,082
            Qualified XII (0.25)                        86,954.546        13.42          1,166,930
            Qualified XII (0.35)                        47,520.914        13.34            633,929
            Qualified XII (0.45)                        55,774.227        13.27            740,124
            Qualified XII (0.55)                        30,179.015        13.20            398,363
            Qualified XII (0.60)                       145,109.498        13.16          1,909,641
            Qualified XII (0.65)                        27,776.982        13.12            364,434
            Qualified XII (0.70)                        61,910.933        13.08            809,795
            Qualified XII (0.75)                       133,343.908        13.05          1,740,138
            Qualified XII (0.80)                       694,475.379        12.51          8,687,887
            Qualified XII (0.85)                       194,812.991        12.47          2,429,318
            Qualified XII (0.90)                         7,681.753        12.44             95,561
            Qualified XII (0.95)                       191,912.016        12.40          2,379,709
            Qualified XII (1.00)                       729,175.182        12.37          9,019,897
            Qualified XII (1.05)                        36,243.309        12.33            446,880
            Qualified XII (1.10)                        24,474.960        12.30            301,042
            Qualified XII (1.15)                        18,737.684        12.26            229,724
            Qualified XII (1.20)                        15,699.510        12.23            192,005
            Qualified XII (1.25)                        41,584.824        12.19            506,919
            Qualified XII (1.30)                           389.885        12.16              4,741
            Qualified XII (1.35)                         2,682.673        12.12             32,514
            Qualified XII (1.40)                        21,695.037        12.09            262,293
            Qualified XII (1.45)                           217.179        12.05              2,617
            Qualified XII (1.50)                         5,706.073        12.02             68,587
            Qualified XV                                11,491.855        12.40            142,499
            Qualified XVI                               51,117.388        12.02            614,431
            Qualified XVII                              12,551.354        12.19            153,001
            Qualified XVIII                             37,252.830        12.19            454,112
            Qualified XXI                               18,770.136        12.49            234,439
            Qualified XXIV                              61,797.021        12.42            767,519
            Qualified XXV                               38,562.490        12.45            480,103
            Qualified XXVI                              10,241.404        12.39            126,891

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING VP INDEX PLUS SMALLCAP (CONTINUED)
            Qualified XXVII                            810,650.039   $    12.77   $     10,352,001
            Qualified XXVIII                           821,680.833        12.73         10,459,997
            Qualified XXXII                             12,695.196        10.20            129,491
                                                   ---------------                ----------------
                                                     7,539,791.825                $     93,931,221
                                                   ===============                ================

        ING VP INTERNATIONAL EQUITY
        Currently payable annuity contracts:                                      $         66,051
        Contracts in accumulation period:
            Qualified VI                               670,636.073   $     8.15          5,465,684
            Qualified VIII                                  13.006         8.15                106
            Qualified X (1.15)                           1,072.683         8.20              8,796
            Qualified X (1.25)                          88,586.013         8.15            721,976
            Qualified XII (0.05)                         2,477.262         8.40             20,809
            Qualified XII (0.15)                         1,743.592         9.52             16,599
            Qualified XII (0.25)                        20,866.469         8.41            175,487
            Qualified XII (0.35)                         9,839.952         8.36             82,262
            Qualified XII (0.40)                        83,086.987         8.53            708,732
            Qualified XII (0.45)                        25,807.461         8.31            214,460
            Qualified XII (0.55)                         2,237.122         8.27             18,501
            Qualified XII (0.60)                        23,258.495         8.24            191,650
            Qualified XII (0.65)                         3,407.786         8.22             28,012
            Qualified XII (0.70)                        50,983.049         8.20            418,061
            Qualified XII (0.75)                        40,123.868         8.17            327,812
            Qualified XII (0.80)                        60,408.134         8.36            505,012
            Qualified XII (0.85)                        45,890.887         8.34            382,730
            Qualified XII (0.90)                         2,064.303         8.32             17,175
            Qualified XII (0.95)                        40,438.962         8.29            335,239
            Qualified XII (1.00)                       136,591.778         8.27          1,129,614
            Qualified XII (1.05)                         5,882.281         8.24             48,470
            Qualified XII (1.10)                         9,763.017         8.22             80,252
            Qualified XII (1.15)                         5,251.585         8.20             43,063
            Qualified XII (1.20)                         5,978.335         8.17             48,843
            Qualified XII (1.25)                        10,368.221         8.15             84,501
            Qualified XII (1.35)                           621.455         8.11              5,040
            Qualified XII (1.40)                         5,217.574         8.08             42,158
            Qualified XII (1.50)                         2,052.363         8.04             16,501
            Qualified XV                                 1,628.709         8.29             13,502
            Qualified XVI                               11,564.552         8.04             92,979
            Qualified XVIII                             19,835.215         8.15            161,657
            Qualified XXI                                5,207.665         8.35             43,484
            Qualified XXIV                              18,616.847         8.31            154,706

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING VP INTERNATIONAL EQUITY (CONTINUED)
            Qualified XXV                               10,559.064   $     8.33   $         87,957
            Qualified XXVI                               1,197.947         8.28              9,919
            Qualified XXVII                             27,704.664         5.79            160,410
            Qualified XXXII                                466.350        10.52              4,906
                                                   ---------------                ----------------
                                                     1,451,449.726                $     11,933,116
                                                   ===============                ================

        ING VP SMALL COMPANY
        Currently payable annuity contracts:                                      $        309,406
        Contracts in accumulation period:
            Qualified III                                  106.537   $    14.38              1,532
            Qualified V                                    415.396        19.42              8,067
            Qualified VI                             3,063,779.063        19.63         60,141,983
            Qualified VIII                                 975.484        19.62             19,139
            Qualified X (1.15)                          46,260.375        19.76            914,105
            Qualified X (1.25)                         340,139.939        19.63          6,676,947
            Qualified XII (0.00)                            57.847        10.96                634
            Qualified XII (0.00)                        29,691.971        10.96            325,424
            Qualified XII (0.05)                        40,715.862        20.30            826,532
            Qualified XII (0.25)                       109,169.446        13.91          1,518,547
            Qualified XII (0.35)                        65,948.879        13.83            912,073
            Qualified XII (0.40)                       196,624.417        20.60          4,050,463
            Qualified XII (0.45)                       101,741.236        13.75          1,398,942
            Qualified XII (0.55)                        54,596.489        13.67            746,334
            Qualified XII (0.60)                       199,373.240        13.64          2,719,451
            Qualified XII (0.65)                        28,665.956        13.60            389,857
            Qualified XII (0.70)                       124,414.971        13.56          1,687,067
            Qualified XII (0.75)                       389,816.420        13.52          5,270,318
            Qualified XII (0.80)                     2,251,555.563        14.38         32,377,369
            Qualified XII (0.85)                       230,419.940        20.16          4,645,266
            Qualified XII (0.90)                        26,388.881        13.94            367,861
            Qualified XII (0.95)                       185,488.267        20.03          3,715,330
            Qualified XII (1.00)                     1,108,004.159        19.96         22,115,763
            Qualified XII (1.05)                        56,456.712        19.89          1,122,924
            Qualified XII (1.10)                        46,692.940        19.83            925,921
            Qualified XII (1.15)                        16,987.095        19.76            335,665
            Qualified XII (1.20)                        45,397.258        19.69            893,872
            Qualified XII (1.25)                        36,392.715        19.63            714,389
            Qualified XII (1.30)                         7,535.379        19.56            147,392
            Qualified XII (1.35)                           813.385        19.50             15,861
            Qualified XII (1.40)                        22,131.344        19.43            430,012
            Qualified XII (1.45)                         1,116.727        19.37             21,631
            Qualified XII (1.50)                         6,127.980        19.30            118,270

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING VP SMALL COMPANY (CONTINUED)
            Qualified XV                                 9,137.144   $    20.03   $        183,017
            Qualified XVI                               63,826.218        19.30          1,231,846
            Qualified XVII                              10,493.785        19.63            205,993
            Qualified XVIII                             20,559.661        20.08            412,838
            Qualified XXI                               26,384.978        20.17            532,185
            Qualified XXIV                              94,805.336        20.05          1,900,847
            Qualified XXV                               38,272.469        20.05            767,363
            Qualified XXVI                              12,997.443        19.95            259,299
            Qualified XXVII                            585,453.751         9.73          5,696,465
            Qualified XXVIII                            18,757.143        10.36            194,324
            Qualified XXXII                             17,978.627        10.20            183,382
                                                   ---------------                ----------------
                                                     9,732,668.428                $    167,431,906
                                                   ===============                ================

        ING VP VALUE OPPORTUNITY
        Contracts in accumulation period:
            Qualified III                                  186.699   $    12.48   $          2,330
            Qualified V                                 10,405.620        16.37            170,340
            Qualified VI                             2,194,150.846        16.54         36,291,255
            Qualified VIII                                 638.718        16.53             10,558
            Qualified X (1.15)                          48,720.648        16.66            811,686
            Qualified X (1.25)                         216,750.726        16.54          3,585,057
            Qualified XII (0.00)                             3.164         8.85                 28
            Qualified XII (0.00)                        25,070.508         8.85            221,874
            Qualified XII (0.05)                         4,074.343        17.11             69,712
            Qualified XII (0.25)                       145,861.505        11.56          1,686,159
            Qualified XII (0.35)                        54,864.926        11.49            630,398
            Qualified XII (0.45)                        23,686.439        11.43            270,736
            Qualified XII (0.55)                       176,454.929        11.36          2,004,528
            Qualified XII (0.60)                       168,525.419        11.33          1,909,393
            Qualified XII (0.65)                        19,360.974        11.30            218,779
            Qualified XII (0.70)                       208,236.912        11.27          2,346,830
            Qualified XII (0.75)                       254,954.270        11.24          2,865,686
            Qualified XII (0.80)                       902,500.486        12.34         11,136,856
            Qualified XII (0.85)                       175,630.547        16.99          2,983,963
            Qualified XII (0.90)                        21,322.591        12.04            256,724
            Qualified XII (0.95)                       183,354.503        16.88          3,095,024
            Qualified XII (1.00)                     2,184,378.240        16.82         36,741,242
            Qualified XII (1.05)                        44,764.818        16.77            750,706
            Qualified XII (1.10)                        29,574.686        16.71            494,193
            Qualified XII (1.15)                        15,334.574        16.66            255,474

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING VP VALUE OPPORTUNITY (CONTINUED)
            Qualified XII (1.20)                        36,246.747   $    16.60   $        601,696
            Qualified XII (1.25)                        31,378.174        16.54            518,995
            Qualified XII (1.30)                         6,566.162        16.49            108,276
            Qualified XII (1.35)                         1,852.708        16.43             30,440
            Qualified XII (1.40)                        19,926.557        16.38            326,397
            Qualified XII (1.45)                           219.914        16.32              3,589
            Qualified XII (1.50)                         3,257.652        16.27             53,002
            Qualified XV                                 2,779.680        16.88             46,921
            Qualified XVI                               35,769.023        16.27            581,962
            Qualified XVII                              13,046.131        16.54            215,783
            Qualified XVIII                              9,461.016        16.93            160,175
            Qualified XXI                               24,441.824        17.00            415,511
            Qualified XXIV                              45,411.894        16.90            767,461
            Qualified XXV                               28,633.432        16.90            483,905
            Qualified XXVI                               7,176.740        16.81            120,641
            Qualified XXVII                            921,088.633        12.58         11,587,295
            Qualified XXVIII                           657,440.909        12.54          8,244,309
            Qualified XXXII                              9,635.351        10.41            100,304
                                                   ---------------                ----------------
                                                     8,963,139.638                $    133,176,193
                                                   ===============                ================

        ING VP GROWTH OPPORTUNITIES
        Contracts in accumulation period:
            Qualified VI                                82,475.095   $     7.91   $        652,378
            Qualified X (1.25)                          21,003.035         7.91            166,134
            Qualified XII (0.55)                         6,140.049         8.04             49,366
            Qualified XII (0.60)                           191.532         8.03              1,538
            Qualified XII (0.65)                           353.616         8.02              2,836
            Qualified XII (0.70)                           493.883         8.01              3,956
            Qualified XII (0.75)                         1,241.625         8.00              9,933
            Qualified XII (0.80)                         4,065.125         8.00             32,521
            Qualified XII (0.85)                         2,120.901         7.99             16,946
            Qualified XII (0.90)                           183.834         7.98              1,467
            Qualified XII (0.95)                         4,662.609         7.97             37,161
            Qualified XII (1.00)                        22,491.332         7.96            179,031
            Qualified XII (1.05)                         1,654.717         7.95             13,155
            Qualified XII (1.10)                         3,815.869         7.94             30,298
            Qualified XII (1.15)                           313.871         7.93              2,489
            Qualified XII (1.20)                            39.520         7.92                313
            Qualified XII (1.25)                           317.952         7.91              2,515
            Qualified XII (1.40)                           715.736         7.88              5,640
            Qualified XVI                                1,741.221         7.86             13,686

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING VP GROWTH OPPORTUNITIES (CONTINUED)
            Qualified XVIII                                104.425   $     7.91   $            826
            Qualified XXI                                  137.875         8.00              1,103
            Qualified XXIV                               5,175.814         7.98             41,303
            Qualified XXV                                4,011.596         8.02             32,173
            Qualified XXVI                                  61.027         7.98                487
                                                   ---------------                ----------------
                                                       163,512.259                $      1,297,255
                                                   ===============                ================

        ING VP INTERNATIONAL VALUE
        Contracts in accumulation period:
            Qualified V                                  7,436.801   $    10.19   $         75,781
            Qualified VI                               588,086.315        10.23          6,016,123
            Qualified X (1.15)                           6,971.443        10.26             71,527
            Qualified X (1.25)                          63,811.926        10.23            652,796
            Qualified XII (0.15)                         1,627.202        10.33             16,809
            Qualified XII (0.40)                        44,119.139        10.45            461,045
            Qualified XII (0.45)                         3,791.762        10.44             39,586
            Qualified XII (0.55)                        22,632.469        10.41            235,604
            Qualified XII (0.60)                           240.673        10.40              2,503
            Qualified XII (0.65)                        11,680.829        10.38            121,247
            Qualified XII (0.70)                         7,979.846        10.37             82,751
            Qualified XII (0.75)                        94,157.046        10.36            975,467
            Qualified XII (0.80)                       283,717.585        10.35          2,936,477
            Qualified XII (0.85)                        42,155.470        10.33            435,466
            Qualified XII (0.90)                         1,723.643        10.32             17,788
            Qualified XII (0.95)                        50,504.656        10.31            520,703
            Qualified XII (1.00)                     1,757,394.272        10.30         18,101,161
            Qualified XII (1.05)                         3,820.914        10.28             39,279
            Qualified XII (1.10)                         4,739.727        10.27             48,677
            Qualified XII (1.15)                         6,533.626        10.26             67,035
            Qualified XII (1.20)                         1,308.780        10.25             13,415
            Qualified XII (1.25)                         6,811.535        10.23             69,682
            Qualified XII (1.30)                           432.290        10.22              4,418
            Qualified XII (1.35)                           170.127        10.21              1,737
            Qualified XII (1.40)                         1,188.235        10.20             12,120
            Qualified XII (1.50)                         1,100.590        10.17             11,193
            Qualified XV                                23,603.977        10.31            243,357
            Qualified XVI                                7,503.048        10.17             76,306
            Qualified XVIII                              7,515.249        10.23             76,881
            Qualified XXI                                1,045.507        10.35             10,821
            Qualified XXIV                              22,552.178        10.33            232,964
            Qualified XXV                                6,381.503        10.38             66,240

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING VP INTERNATIONAL VALUE (CONTINUED)
            Qualified XXVI                                 175.000   $    10.32   $          1,806
            Qualified XXVIII                            74,233.043        11.47            851,453
            Qualified XXXII                                 54.623        10.49                573
                                                   ---------------                ----------------
                                                     3,157,201.029                $     32,590,791
                                                   ===============                ================

        ING VP MAGNACAP
        Contracts in accumulation period:
            Qualified VI                                96,657.758   $     8.83   $        853,488
            Qualified XII (0.60)                            56.663         8.93                506
            Qualified XII (0.65)                            28.363         8.92                253
            Qualified XII (0.75)                           728.283         8.91              6,489
            Qualified XII (0.80)                         1,496.854         8.90             13,322
            Qualified XII (0.85)                        29,340.608         8.89            260,838
            Qualified XII (0.90)                           123.509         8.89              1,098
            Qualified XII (0.95)                         4,947.297         8.88             43,932
            Qualified XII (1.00)                        24,590.079         8.87            218,114
            Qualified XII (1.05)                            42.551         8.86                377
            Qualified XII (1.10)                           266.366         8.86              2,360
            Qualified XII (1.15)                            24.746         8.85                219
            Qualified XII (1.20)                           728.959         8.84              6,444
            Qualified XII (1.25)                         2,285.730         8.83             20,183
            Qualified XII (1.35)                            28.798         8.82                254
            Qualified XII (1.40)                            49.262         8.81                434
            Qualified XII (1.50)                             8.068         8.80                 71
            Qualified XXI                                1,076.404         8.90              9,580
            Qualified XXIV                              13,397.413         8.89            119,103
            Qualified XXV                                1,526.540         8.93             13,632
            Qualified XXVI                                  57.593         8.89                512
                                                   ---------------                ----------------
                                                       177,461.844                $      1,571,209
                                                   ===============                ================

        ING VP MIDCAP OPPORTUNITIES
        Contracts in accumulation period:
            Qualified V                                    195.699   $     9.30   $          1,820
            Qualified VI                               214,875.991         9.33          2,004,793
            Qualified X (1.15)                          10,820.085         9.36            101,276
            Qualified X (1.25)                          27,408.681         9.33            255,723
            Qualified XII (0.55)                         8,674.842         9.50             82,411
            Qualified XII (0.60)                         3,293.671         9.48             31,224

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING VP MIDCAP OPPORTUNITIES (CONTINUED)
            Qualified XII (0.65)                           100.739   $     9.47   $            954
            Qualified XII (0.70)                         2,201.691         9.46             20,828
            Qualified XII (0.75)                         2,103.915         9.45             19,882
            Qualified XII (0.80)                        61,505.296         9.44            580,610
            Qualified XII (0.85)                         9,976.140         9.43             94,075
            Qualified XII (0.90)                           338.045         9.41              3,181
            Qualified XII (0.95)                        14,925.957         9.40            140,304
            Qualified XII (1.00)                        61,161.448         9.39            574,306
            Qualified XII (1.05)                         2,910.448         9.38             27,300
            Qualified XII (1.10)                         1,308.004         9.37             12,256
            Qualified XII (1.15)                         1,551.923         9.36             14,526
            Qualified XII (1.20)                           814.866         9.35              7,619
            Qualified XII (1.25)                         2,260.986         9.33             21,095
            Qualified XII (1.35)                            71.858         9.31                669
            Qualified XII (1.40)                           738.280         9.30              6,866
            Qualified XII (1.45)                            39.720         9.29                369
            Qualified XII (1.50)                           489.116         9.28              4,539
            Qualified XVI                                6,145.797         9.28             57,033
            Qualified XXI                                  816.843         9.44              7,711
            Qualified XXIV                               9,076.752         9.42             85,503
            Qualified XXV                                2,900.950         9.47             27,472
            Qualified XXVI                                 664.612         9.41              6,254
                                                   ---------------                ----------------
                                                       447,372.355                $      4,190,599
                                                   ===============                ================

        ING VP SMALLCAP OPPORTUNITIES
        Contracts in accumulation period:
            Qualified V                                     17.379   $     6.79   $            118
            Qualified VI                               375,296.481         6.82          2,559,522
            Qualified VIII                                 126.540         6.82                863
            Qualified X (1.25)                          55,321.407         6.82            377,292
            Qualified XII (0.40)                        49,377.012         6.96            343,664
            Qualified XII (0.45)                         6,492.242         6.96             45,186
            Qualified XII (0.55)                       324,055.043         6.94          2,248,942
            Qualified XII (0.60)                         3,496.681         6.93             24,232
            Qualified XII (0.65)                        12,372.832         6.92             85,620
            Qualified XII (0.70)                         6,539.942         6.91             45,191
            Qualified XII (0.75)                         1,593.768         6.90             10,997
            Qualified XII (0.80)                        83,909.275         6.90            578,974
            Qualified XII (0.85)                        47,391.002         6.89            326,524
            Qualified XII (0.90)                           794.767         6.88              5,468
            Qualified XII (0.95)                        22,816.739         6.87            156,751

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING VP SMALLCAP OPPORTUNITIES
          (CONTINUED)
            Qualified XII (1.00)                        93,413.994   $     6.86   $        640,820
            Qualified XII (1.05)                         6,114.598         6.85             41,885
            Qualified XII (1.10)                         1,862.920         6.85             12,761
            Qualified XII (1.15)                           890.789         6.84              6,093
            Qualified XII (1.20)                         1,952.855         6.83             13,338
            Qualified XII (1.25)                         4,177.273         6.82             28,489
            Qualified XII (1.30)                            82.232         6.81                560
            Qualified XII (1.35)                             1.471         6.80                 10
            Qualified XII (1.40)                         2,827.647         6.80             19,228
            Qualified XII (1.45)                            55.965         6.79                380
            Qualified XII (1.50)                         1,629.204         6.78             11,046
            Qualified XV                                 1,326.055         6.87              9,110
            Qualified XVI                               10,396.902         6.78             70,491
            Qualified XVII                               2,169.208         6.82             14,794
            Qualified XVIII                              5,769.795         6.82             39,350
            Qualified XXI                                8,231.015         6.90             56,794
            Qualified XXIV                              19,478.634         6.88            134,013
            Qualified XXV                               19,388.584         6.92            134,169
            Qualified XXVI                                 359.302         6.88              2,472
                                                   ---------------                ----------------
                                                     1,169,729.553                $      8,045,147
                                                   ===============                ================

        JANUS ASPEN BALANCED
        Contracts in accumulation period:
            Qualified III                               11,632.202   $    23.57   $        274,171
            Qualified V                                    566.839        23.25             13,179
            Qualified VI                             7,256,210.607        23.57        171,028,884
            Qualified VIII                               3,560.425        23.55             83,848
            Qualified X (1.15)                         106,729.603        24.66          2,631,952
            Qualified X (1.25)                         825,908.998        24.45         20,193,475
            Qualified XII (0.05)                        68,994.342        24.39          1,682,772
            Qualified XII (0.15)                         2,636.679        10.66             28,107
            Qualified XII (0.15)                       101,415.947        10.66          1,081,094
            Qualified XII (0.25)                       371,220.516        14.72          5,464,366
            Qualified XII (0.35)                       147,555.465        14.64          2,160,212
            Qualified XII (0.40)                       472,292.437        22.08         10,428,217
            Qualified XII (0.45)                       492,113.187        14.56          7,165,168
            Qualified XII (0.55)                       463,652.348        14.48          6,713,686
            Qualified XII (0.60)                       539,471.606        14.44          7,789,970
            Qualified XII (0.65)                        40,976.581        14.39            589,653
            Qualified XII (0.70)                       201,193.728        14.35          2,887,130
            Qualified XII (0.75)                       557,555.066        14.31          7,978,613
            Qualified XII (0.80)                     1,443,439.339        15.43         22,272,269

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
            JANUS ASPEN BALANCED (CONTINUED)
            Qualified XII (0.85)                       401,443.967   $    21.63   $      8,683,233
            Qualified XII (0.90)                        36,551.960        15.05            550,107
            Qualified XII (0.95)                       529,489.753        21.47         11,368,145
            Qualified XII (1.00)                     2,462,110.192        21.39         52,664,537
            Qualified XII (1.05)                       215,751.549        21.30          4,595,508
            Qualified XII (1.10)                       105,091.564        21.22          2,230,043
            Qualified XII (1.15)                        52,945.648        21.14          1,119,271
            Qualified XII (1.20)                        87,775.499        21.06          1,848,552
            Qualified XII (1.25)                        93,301.096        20.98          1,957,457
            Qualified XII (1.30)                        12,878.565        20.90            269,162
            Qualified XII (1.35)                        16,094.525        20.82            335,088
            Qualified XII (1.40)                        56,454.339        20.74          1,170,863
            Qualified XII (1.45)                         2,118.684        20.66             43,772
            Qualified XII (1.50)                        16,935.228        20.58            348,527
            Qualified XV                                18,571.790        24.07            447,023
            Qualified XVI                              136,615.235        23.17          3,165,375
            Qualified XVII                              15,245.821        23.57            359,344
            Qualified XVIII                             40,057.546        24.45            979,407
            Qualified XXI                               53,290.883        24.24          1,291,771
            Qualified XXIV                             156,124.302        21.48          3,353,550
            Qualified XXV                              182,292.526        23.95          4,365,906
            Qualified XXVI                              20,891.104        23.83            497,835
            Qualified XXVII                          1,323,124.039         9.36         12,384,441
            Qualified XXXII                             58,617.941        10.20            597,903
                                                   ---------------                ----------------
                                                    19,200,899.671                $    385,093,586
                                                   ===============                ================

        JANUS ASPEN CAPITAL APPRECIATION
        Contracts in accumulation period:
            Qualified X (1.25)                          29,638.866   $     9.88   $        292,832
            Qualified XVIII                              2,915.081         9.88             28,801
            Qualified XXVII                            390,130.191         7.32          2,855,753
                                                   ---------------                ----------------
                                                       422,684.138                $      3,177,386
                                                   ===============                ================

        JANUS ASPEN FLEXIBLE INCOME
        Contracts in accumulation period:
            Qualified III                                  554.031   $    19.97   $         11,064
            Qualified V                                     18.266        19.60                358
            Qualified VI                             1,837,860.885        19.89         36,555,053
            Qualified VIII                                 200.855        19.88              3,993
            Qualified X (1.15)                          17,682.467        13.46            238,006
            Qualified X (1.25)                         195,320.553        13.38          2,613,389
            Qualified XII (0.05)                        14,373.725        20.59            295,955

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        JANUS ASPEN FLEXIBLE INCOME (CONTINUED)
            Qualified XII (0.15)                           430.666   $    11.87   $          5,112
            Qualified XII (0.15)                        19,210.362        11.87            228,027
            Qualified XII (0.25)                       127,758.286        14.12          1,803,947
            Qualified XII (0.35)                       113,466.168        14.04          1,593,065
            Qualified XII (0.40)                       159,803.831        17.49          2,794,969
            Qualified XII (0.45)                        85,947.994        13.96          1,199,834
            Qualified XII (0.55)                        66,480.633        13.89            923,416
            Qualified XII (0.60)                       106,724.476        13.85          1,478,134
            Qualified XII (0.65)                        37,987.111        13.81            524,602
            Qualified XII (0.70)                       177,585.766        13.77          2,445,356
            Qualified XII (0.75)                       141,683.613        13.73          1,945,316
            Qualified XII (0.80)                       519,546.924        13.98          7,263,266
            Qualified XII (0.85)                       220,008.285        17.14          3,770,942
            Qualified XII (0.90)                        11,849.640        13.90            164,710
            Qualified XII (0.95)                       165,590.177        17.00          2,815,033
            Qualified XII (1.00)                       835,934.298        16.94         14,160,727
            Qualified XII (1.05)                        55,454.384        16.88            936,070
            Qualified XII (1.10)                        64,425.223        16.81          1,082,988
            Qualified XII (1.15)                        20,155.702        16.75            337,608
            Qualified XII (1.20)                        36,470.923        16.68            608,335
            Qualified XII (1.25)                        36,940.012        16.62            613,943
            Qualified XII (1.30)                         2,114.553        16.56             35,017
            Qualified XII (1.35)                         3,815.646        16.49             62,920
            Qualified XII (1.40)                        20,452.039        16.43            336,027
            Qualified XII (1.45)                           179.291        16.37              2,935
            Qualified XII (1.50)                         8,331.453        16.31            135,886
            Qualified XV                                 8,637.844        20.32            175,521
            Qualified XVI                               44,752.250        19.56            875,354
            Qualified XVII                               4,072.851        19.89             81,009
            Qualified XVIII                             15,773.169        13.38            211,045
            Qualified XXI                               17,291.153        20.46            353,777
            Qualified XXIV                              38,676.028        17.02            658,266
            Qualified XXV                               19,420.524        20.22            392,683
            Qualified XXVI                              10,529.473        20.12            211,853
            Qualified XXXII                              4,807.876        10.03             48,223
                                                   ---------------                ----------------
                                                     5,268,319.406                $     89,993,734
                                                   ===============                ================

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        JANUS ASPEN GROWTH
        Currently payable annuity contracts:                                      $        372,186
        Contracts in accumulation period:
            Qualified I                                     48.400   $    15.00                726
            Qualified III                                2,945.598        18.97             55,878
            Qualified V                                  1,266.337        17.17             21,743
            Qualified VI                             5,119,108.510        17.39         89,021,297
            Qualified VIII                               2,826.222        17.39             49,148
            Qualified X (1.15)                          27,136.674        18.76            509,084
            Qualified X (1.25)                         546,093.549        18.60         10,157,340
            Qualified XII (0.05)                        27,542.166        18.00            495,759
            Qualified XII (0.15)                            43.258         9.27                401
            Qualified XII (0.15)                        77,042.934         9.27            714,188
            Qualified XII (0.25)                       297,917.664        10.36          3,086,427
            Qualified XII (0.35)                       142,024.272        10.30          1,462,850
            Qualified XII (0.40)                       375,069.904        15.65          5,869,844
            Qualified XII (0.45)                       145,651.074        10.24          1,491,467
            Qualified XII (0.55)                        67,479.882        10.19            687,620
            Qualified XII (0.60)                       405,618.406        10.16          4,121,083
            Qualified XII (0.65)                        60,104.837        10.13            608,862
            Qualified XII (0.70)                       404,628.416        10.10          4,086,747
            Qualified XII (0.75)                       309,975.968        10.07          3,121,458
            Qualified XII (0.80)                     1,247,164.015        11.06         13,793,634
            Qualified XII (0.85)                       482,647.684        15.33          7,398,989
            Qualified XII (0.90)                        54,717.510        10.68            584,383
            Qualified XII (0.95)                       434,594.478        15.21          6,610,182
            Qualified XII (1.00)                     1,265,821.782        15.15         19,177,200
            Qualified XII (1.05)                       133,310.331        15.10          2,012,986
            Qualified XII (1.10)                        84,700.000        15.04          1,273,888
            Qualified XII (1.15)                        46,216.088        14.98            692,317
            Qualified XII (1.20)                        74,901.273        14.92          1,117,527
            Qualified XII (1.25)                        65,449.765        14.87            973,238
            Qualified XII (1.30)                         6,559.149        14.81             97,141
            Qualified XII (1.35)                         2,881.017        14.75             42,495
            Qualified XII (1.40)                        26,960.204        14.70            396,315
            Qualified XII (1.45)                            27.937        14.64                409
            Qualified XII (1.50)                        16,359.328        14.58            238,519
            Qualified XV                                22,256.701        17.76            395,279
            Qualified XVI                              109,008.011        17.10          1,864,037
            Qualified XVII                              17,897.413        17.39            311,236
            Qualified XVIII                             29,420.645        18.60            547,224
            Qualified XXI                               73,651.146        17.89          1,317,619
            Qualified XXII                                 264.369        17.99              4,756

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        JANUS ASPEN GROWTH (CONTINUED)
            Qualified XXIV                             123,989.619   $    15.22   $      1,887,122
            Qualified XXV                              129,041.742        17.68          2,281,458
            Qualified XXVI                              23,826.493        17.59            419,108
            Qualified XXVII                          2,273,528.228        19.13         43,492,595
            Qualified XXVIII                           349,828.534        19.03          6,657,237
            Qualified XXXII                             45,550.537        10.25            466,893
                                                   ---------------                ----------------
                                                    15,153,098.070                $    239,987,895
                                                   ===============                ================

        JANUS ASPEN MID CAP GROWTH
        Contracts in accumulation period:
            Qualified I                                     41.172   $    12.46   $            513
            Qualified III                                2,463.433        20.51             50,525
            Qualified V                                    760.671        17.57             13,365
            Qualified VI                            10,733,566.293        17.83        191,379,487
            Qualified VIII                               9,346.745        17.82            166,559
            Qualified X (1.15)                          31,359.389        17.36            544,399
            Qualified X (1.25)                         933,352.993        17.21         16,063,005
            Qualified XII (0.05)                       130,267.118        18.46          2,404,731
            Qualified XII (0.15)                       206,593.853         9.11          1,882,070
            Qualified XII (0.25)                       661,788.409        10.87          7,193,640
            Qualified XII (0.35)                       428,140.518        10.81          4,628,199
            Qualified XII (0.45)                       514,448.186        10.75          5,530,318
            Qualified XII (0.55)                       132,199.532        10.69          1,413,213
            Qualified XII (0.60)                       835,146.717        10.66          8,902,664
            Qualified XII (0.65)                       104,528.974        10.63          1,111,143
            Qualified XII (0.70)                       506,568.962        10.60          5,369,631
            Qualified XII (0.75)                       738,028.855        10.57          7,800,965
            Qualified XII (0.80)                     2,545,095.335        11.36         28,912,283
            Qualified XII (0.85)                     1,069,289.829        12.29         13,141,572
            Qualified XII (0.90)                        67,042.034        11.11            744,837
            Qualified XII (0.95)                     1,055,672.765        12.19         12,868,651
            Qualified XII (1.00)                     3,676,654.568        12.15         44,671,353
            Qualified XII (1.05)                       283,725.703        12.10          3,433,081
            Qualified XII (1.10)                       215,734.025        12.05          2,599,595
            Qualified XII (1.15)                        96,156.370        12.01          1,154,838
            Qualified XII (1.20)                       176,182.776        11.96          2,107,146
            Qualified XII (1.25)                       130,327.601        11.92          1,553,505
            Qualified XII (1.30)                        16,830.329        11.87            199,776
            Qualified XII (1.35)                        28,485.799        11.83            336,987
            Qualified XII (1.40)                        81,861.375        11.78            964,327
            Qualified XII (1.45)                         1,673.339        11.74             19,645

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        JANUS ASPEN MID CAP GROWTH (CONTINUED)
            Qualified XII (1.50)                        29,900.428   $    11.69   $        349,536
            Qualified XV                                65,859.748        18.21          1,199,306
            Qualified XVI                              225,237.593        17.53          3,948,415
            Qualified XVII                              45,263.433        17.83            807,047
            Qualified XVIII                             34,073.794        17.21            586,410
            Qualified XXI                              183,994.984        18.34          3,374,468
            Qualified XXII                                  43.794        18.45                808
            Qualified XXIV                             373,030.328        12.20          4,550,970
            Qualified XXV                              285,859.823        18.12          5,179,780
            Qualified XXVI                              83,227.066        18.03          1,500,584
            Qualified XXVII                          2,995,702.321        20.68         61,951,124
            Qualified XXVIII                           397,639.718        20.57          8,179,449
            Qualified XXXII                             43,838.424        10.28            450,659
                                                   ---------------                ----------------
                                                    30,177,005.122                $    459,240,579
                                                   ===============                ================

        JANUS ASPEN WORLDWIDE GROWTH
        Currently payable annuity contracts:                                      $        562,310
        Contracts in accumulation period:
            Qualified III                                4,309.861   $    22.21             95,722
            Qualified V                                    666.228        19.75             13,158
            Qualified VI                            11,057,738.249        19.87        219,717,259
            Qualified VIII                              11,159.748        19.80            220,963
            Qualified X (1.15)                          56,303.154        22.51          1,267,384
            Qualified X (1.25)                       1,007,273.387        22.32         22,482,342
            Qualified XII (0.05)                       109,282.207        20.57          2,247,935
            Qualified XII (0.15)                       148,161.936         9.09          1,346,792
            Qualified XII (0.25)                     1,001,125.845        10.06         10,071,326
            Qualified XII (0.35)                       198,240.900        10.00          1,982,409
            Qualified XII (0.40)                       372,534.112        17.12          6,377,784
            Qualified XII (0.45)                       686,352.112         9.94          6,822,340
            Qualified XII (0.55)                       185,756.623         9.89          1,837,133
            Qualified XII (0.60)                       877,170.791         9.86          8,648,904
            Qualified XII (0.65)                       106,848.627         9.83          1,050,322
            Qualified XII (0.70)                       599,951.123         9.80          5,879,521
            Qualified XII (0.75)                       867,437.730         9.78          8,483,541
            Qualified XII (0.80)                     2,989,916.143        11.46         34,264,439
            Qualified XII (0.85)                       880,705.665        16.77         14,769,434
            Qualified XII (0.90)                        81,790.054        11.16            912,777
            Qualified XII (0.95)                       827,665.766        16.65         13,780,635
            Qualified XII (1.00)                     3,013,889.204        16.58         49,970,283
            Qualified XII (1.05)                       322,653.572        16.52          5,330,237

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        JANUS ASPEN WORLDWIDE GROWTH (CONTINUED)
            Qualified XII (1.10)                       169,054.800   $    16.46   $      2,782,642
            Qualified XII (1.15)                        99,791.946        16.39          1,635,590
            Qualified XII (1.20)                       121,604.960        16.33          1,985,809
            Qualified XII (1.25)                        80,105.593        16.27          1,303,318
            Qualified XII (1.30)                        11,023.751        16.21            178,695
            Qualified XII (1.35)                        11,143.928        16.14            179,863
            Qualified XII (1.40)                        63,635.323        16.08          1,023,256
            Qualified XII (1.45)                         1,524.220        16.02             24,418
            Qualified XII (1.50)                        21,793.045        15.96            347,817
            Qualified XV                                49,570.478        20.29          1,005,785
            Qualified XVI                              225,470.880        19.54          4,405,701
            Qualified XVII                              55,481.279        19.87          1,102,413
            Qualified XVIII                             48,765.995        22.32          1,088,457
            Qualified XXI                              122,073.630        20.44          2,495,185
            Qualified XXII                               1,017.559        20.56             20,921
            Qualified XXIV                             270,272.209        16.66          4,502,735
            Qualified XXV                              154,059.485        20.19          3,110,461
            Qualified XXVI                              58,238.955        20.10          1,170,603
            Qualified XXVII                          3,460,836.758        22.39         77,488,135
            Qualified XXVIII                           513,996.005        22.28         11,451,831
            Qualified XXXII                             71,422.783        10.49            749,225
                                                   ---------------                ----------------
                                                    31,017,816.619                $    536,187,810
                                                   ===============                ================

        JANUS TWENTY
        Contracts in accumulation period:
            Qualified XII (0.95)                        75,601.664   $     4.81   $        363,644
            Qualified XII (1.10)                        41,602.505         4.79            199,276
                                                   ---------------                ----------------
                                                       117,204.169                $        562,920
                                                   ===============                ================

        LORD ABBETT GROWTH AND INCOME
        Contracts in accumulation period:
            Qualified V                                  2,315.613   $    10.12   $         23,434
            Qualified VI                             2,027,718.701        10.16         20,601,622
            Qualified VIII                               3,578.839        10.16             36,361
            Qualified X (1.15)                          45,240.726        10.19            461,003
            Qualified X (1.25)                         250,015.945        10.16          2,540,162
            Qualified XII (0.45)                           796.332        10.36              8,250
            Qualified XII (0.55)                       153,706.963        10.34          1,589,330
            Qualified XII (0.60)                        23,649.565        10.33            244,300

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        -----------------------------------------  ---------------   ----------   ----------------
        LORD ABBETT GROWTH AND INCOME
          (CONTINUED)
            Qualified XII (0.65)                        52,412.997   $    10.31   $        540,378
            Qualified XII (0.70)                        50,119.223        10.30            516,228
            Qualified XII (0.75)                       178,005.540        10.29          1,831,677
            Qualified XII (0.80)                       415,602.532        10.27          4,268,238
            Qualified XII (0.85)                       252,309.357        10.26          2,588,694
            Qualified XII (0.90)                        10,721.756        10.25            109,898
            Qualified XII (0.95)                       178,616.993        10.24          1,829,038
            Qualified XII (1.00)                       974,839.726        10.22          9,962,862
            Qualified XII (1.05)                        44,246.523        10.21            451,757
            Qualified XII (1.10)                        20,909.020        10.20            213,272
            Qualified XII (1.15)                         7,117.861        10.19             72,531
            Qualified XII (1.20)                        19,788.299        10.17            201,247
            Qualified XII (1.25)                        30,858.071        10.16            313,518
            Qualified XII (1.30)                           879.310        10.15              8,925
            Qualified XII (1.35)                         2,809.566        10.14             28,489
            Qualified XII (1.40)                        15,853.953        10.12            160,442
            Qualified XII (1.45)                           556.182        10.11              5,623
            Qualified XII (1.50)                        17,999.307        10.10            181,793
            Qualified XV                                24,096.875        10.24            246,752
            Qualified XVI                               39,264.554        10.10            396,572
            Qualified XVII                              10,786.319        10.16            109,589
            Qualified XVIII                             11,858.760        10.16            120,485
            Qualified XXI                               18,705.842        10.27            192,109
            Qualified XXIV                              30,407.310        10.26            311,979
            Qualified XXV                               28,021.672        10.29            288,343
            Qualified XXVI                               2,908.000        10.25             29,807
            Qualified XXXII                              4,573.659        10.44             47,749
                                                   ---------------                ----------------
                                                    4,951,291.891                 $     50,532,457
                                                   ===============                ================

        LORD ABBETT MID-CAP VALUE - CLASS VC
        Contracts in accumulation period:
            NYSUT 457                                   92,123.492   $    12.77   $      1,176,417
            Qualified VI                             1,056,375.805        10.25         10,827,852
            Qualified X (1.15)                          41,845.817        10.28            430,175
            Qualified X (1.25)                         133,264.196        10.25          1,365,958
            Qualified XII (0.15)                         2,986.695        11.65             34,795
            Qualified XII (0.45)                         6,395.507        10.46             66,897
            Qualified XII (0.55)                       107,161.170        10.43          1,117,691
            Qualified XII (0.60)                         9,838.196        10.42            102,514
            Qualified XII (0.65)                         2,114.601        10.41             22,013
            Qualified XII (0.70)                        18,240.520        10.39            189,519

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        LORD ABBETT MID-CAP VALUE - CLASS VC
          (CONTINUED)
            Qualified XII (0.75)                        34,280.347   $    10.38   $        355,830
            Qualified XII (0.80)                       206,995.565        10.37          2,146,544
            Qualified XII (0.85)                       106,857.488        10.35          1,105,975
            Qualified XII (0.90)                         4,787.234        10.34             49,500
            Qualified XII (0.95)                        79,607.841        10.33            822,349
            Qualified XII (1.00)                       476,178.489        10.32          4,914,162
            Qualified XII (1.05)                        20,087.476        10.30            206,901
            Qualified XII (1.10)                        14,828.377        10.29            152,584
            Qualified XII (1.15)                        16,651.362        10.28            171,176
            Qualified XII (1.20)                        11,066.018        10.27            113,648
            Qualified XII (1.25)                        13,049.951        10.25            133,762
            Qualified XII (1.30)                           799.316        10.24              8,185
            Qualified XII (1.35)                         1,170.186        10.23             11,971
            Qualified XII (1.40)                        10,530.333        10.22            107,620
            Qualified XII (1.45)                         1,851.176        10.20             18,882
            Qualified XII (1.50)                         2,012.856        10.19             20,511
            Qualified XV                                 5,784.802        10.33             59,757
            Qualified XVI                               19,299.804        10.19            196,665
            Qualified XVII                               2,028.976        10.25             20,797
            Qualified XVIII                              2,458.049        10.25             25,195
            Qualified XXI                               22,573.867        10.37            234,091
            Qualified XXIV                              40,658.937        10.35            420,820
            Qualified XXV                               13,733.622        10.38            142,555
            Qualified XXVI                               1,861.896        10.34             19,252
            Qualified XXVIII                           151,145.758        11.08          1,674,695
            Qualified XXXII                              4,082.769        10.33             42,175
                                                   ---------------                ----------------
                                                     2,734,728.494                $     28,509,433
                                                   ===============                ================

        MFS(R) TOTAL RETURN
        Contracts in accumulation period:
            Qualified XXVII                          1,730,461.941   $    13.19   $     22,824,793
            Qualified XXVIII                         2,683,563.262        13.12         35,208,350
                                                   ---------------                ----------------
                                                     4,414,025.203                $     58,033,143
                                                   ===============                ================

        OPPENHEIMER DEVELOPING MARKETS
        Contracts in accumulation period:
            Qualified XXVII                            428,804.530   $    14.57   $      6,247,682
                                                   ---------------                ----------------
                                                       428,804.530                $      6,247,682
                                                   ===============                ================

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        OPPENHEIMER AGGRESSIVE GROWTH
            Currently payable annuity contracts:                                  $          3,819
                                                                                  ----------------
                                                                                  $          3,819
                                                                                  ================

        OPPENHEIMER GLOBAL SECURITIES
        Contracts in accumulation period:
            Qualified III                                5,406.460   $    15.79   $         85,368
            Qualified V                                    872.602        15.22             13,281
            Qualified VI                             4,961,170.423        15.35         76,153,966
            Qualified VIII                               1,875.700        15.35             28,792
            Qualified X (1.15)                          40,356.736        15.44            623,108
            Qualified X (1.25)                         405,832.769        15.35          6,229,533
            Qualified XI                                    19.523        15.93                311
            Qualified XII (0.05)                       110,421.605        15.83          1,747,974
            Qualified XII (0.15)                         1,817.993        11.06             20,107
            Qualified XII (0.15)                        27,280.832        11.06            301,726
            Qualified XII (0.25)                       256,884.877        16.20          4,161,535
            Qualified XII (0.35)                        88,677.468        16.11          1,428,594
            Qualified XII (0.45)                        89,314.232        16.02          1,430,814
            Qualified XII (0.55)                       170,278.720        15.93          2,712,540
            Qualified XII (0.60)                       347,226.684        15.89          5,517,432
            Qualified XII (0.65)                        39,648.896        15.85            628,435
            Qualified XII (0.70)                       157,387.405        15.80          2,486,721
            Qualified XII (0.75)                       488,096.193        15.76          7,692,396
            Qualified XII (0.80)                     2,094,652.699        15.75         32,990,780
            Qualified XII (0.85)                       469,450.859        15.71          7,375,073
            Qualified XII (0.90)                        18,328.800        15.66            287,029
            Qualified XII (0.95)                       351,194.814        15.62          5,485,663
            Qualified XII (1.00)                     2,194,785.806        15.57         34,172,815
            Qualified XII (1.05)                       131,308.628        15.53          2,039,223
            Qualified XII (1.10)                        80,145.126        15.49          1,241,448
            Qualified XII (1.15)                        33,405.959        15.44            515,788
            Qualified XII (1.20)                        63,075.974        15.40            971,370
            Qualified XII (1.25)                        71,068.991        15.35          1,090,909
            Qualified XII (1.30)                         8,643.175        15.31            132,327
            Qualified XII (1.35)                         3,502.816        15.27             53,488
            Qualified XII (1.40)                        44,561.235        15.22            678,222
            Qualified XII (1.45)                           869.038        15.18             13,192
            Qualified XII (1.50)                         5,010.832        15.14             75,864
            Qualified XV                                11,627.657        15.62            181,624
            Qualified XVI                              101,424.307        15.14          1,535,564
            Qualified XVII                              15,459.544        15.35            237,304

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        OPPENHEIMER GLOBAL SECURITIES
          (CONTINUED)
            Qualified XVIII                             12,028.469   $    15.35   $        184,637
            Qualified XXI                               50,072.282        15.73            787,637
            Qualified XXIV                             149,156.103        15.65          2,334,293
            Qualified XXV                               57,639.077        15.61            899,746
            Qualified XXVI                              10,521.056        15.53            163,392
            Qualified XXVII                          1,737,193.279        15.92         27,656,117
            Qualified XXVIII                         1,169,076.452        15.84         18,518,171
            Qualified XXXII                             15,095.909        10.51            158,658
                                                   ---------------                ----------------
                                                    16,091,868.005                $    251,042,967
                                                   ===============                ================

        OPPENHEIMER MAIN STREET(R)
        Currently payable annuity contracts:                                      $         31,762
                                                                                  ----------------
                                                                                  $         31,762
                                                                                  ================

        OPPENHEIMER STRATEGIC BOND
        Currently payable annuity contracts:                                      $          7,908
        Contracts in accumulation period:
            Qualified III                                  179.389   $    13.10              2,350
            Qualified V                                    789.018        12.93             10,202
            Qualified VI                               793,254.790        13.05         10,351,975
            Qualified VIII                               1,893.712        13.04             24,694
            Qualified X (1.15)                           9,066.616        13.12            118,954
            Qualified X (1.25)                         121,435.402        13.05          1,584,732
            Qualified XII (0.05)                        10,542.230        13.45            141,793
            Qualified XII (0.15)                         5,754.922        12.80             73,663
            Qualified XII (0.25)                        43,521.651        13.81            601,034
            Qualified XII (0.35)                        22,331.441        13.74            306,834
            Qualified XII (0.40)                        54,055.238        13.65            737,854
            Qualified XII (0.45)                        21,371.523        13.66            291,935
            Qualified XII (0.55)                        20,161.855        13.58            273,798
            Qualified XII (0.60)                        27,232.103        13.55            368,995
            Qualified XII (0.65)                        13,110.437        13.51            177,122
            Qualified XII (0.70)                        28,495.694        13.47            383,837
            Qualified XII (0.75)                        58,220.848        13.43            781,906
            Qualified XII (0.80)                       172,403.659        13.39          2,308,485
            Qualified XII (0.85)                        55,390.038        13.35            739,457
            Qualified XII (0.90)                         2,874.906        13.31             38,265
            Qualified XII (0.95)                        68,743.632        13.27            912,228
            Qualified XII (1.00)                       254,652.759        13.23          3,369,056
            Qualified XII (1.05)                        29,490.758        13.20            389,278

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        OPPENHEIMER STRATEGIC BOND
          (CONTINUED)
            Qualified XII (1.10)                         9,073.784   $    13.16   $        119,411
            Qualified XII (1.15)                         6,334.832        13.12             83,113
            Qualified XII (1.20)                         6,093.884        13.08             79,708
            Qualified XII (1.25)                        10,023.142        13.05            130,802
            Qualified XII (1.30)                         3,556.803        13.01             46,274
            Qualified XII (1.35)                         3,120.972        12.97             40,479
            Qualified XII (1.40)                         6,513.447        12.94             84,284
            Qualified XII (1.45)                            59.845        12.90                772
            Qualified XII (1.50)                           600.933        12.86              7,728
            Qualified XV                                 5,640.166        13.27             74,845
            Qualified XVI                               18,170.685        12.86            233,675
            Qualified XVII                               1,884.904        13.05             24,598
            Qualified XVIII                              5,071.188        13.05             66,179
            Qualified XXI                                2,130.464        13.36             28,463
            Qualified XXIV                              15,999.699        13.30            212,796
            Qualified XXV                               46,528.054        13.26            616,962
            Qualified XXVI                               2,357.727        13.20             31,122
            Qualified XXVII                            286,487.358        13.21          3,784,498
            Qualified XXVIII                           218,753.577        13.14          2,874,422
            Qualified XXXII                              6,918.361        10.13             70,083
                                                   ---------------                ----------------
                                                     2,470,292.446                $     32,606,569
                                                   ===============                ================

        PAX WORLD BALANCED
        Contracts in accumulation period:
            Qualified VI                                   595.652   $     9.43   $          5,617
            Qualified XII (0.85)                        22,808.996         9.56            218,054
            Qualified XII (1.00)                         1,383.176         9.51             13,154
            Qualified XXVII                            353,095.807         9.54          3,368,534
                                                   ---------------                ----------------
                                                       377,883.631                $      3,605,359
                                                   ===============                ================

        PIONEER EQUITY INCOME
        Contracts in accumulation period:
            NYSUT 457                                   12,742.504   $    12.14   $        154,694
            Qualified VI                               396,077.870         9.67          3,830,073
            Qualified VIII                               4,406.825         9.67             42,614
            Qualified X (1.15)                          18,217.320         9.70            176,708
            Qualified X (1.25)                          65,072.182         9.67            629,248
            Qualified XII (0.15)                         6,272.404        10.11             63,414
            Qualified XII (0.45)                         2,080.547         9.87             20,535
            Qualified XII (0.55)                        49,078.354         9.84            482,931

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        PIONEER EQUITY INCOME (CONTINUED)
            Qualified XII (0.60)                         1,663.683   $     9.83   $         16,354
            Qualified XII (0.65)                        12,863.544         9.82            126,320
            Qualified XII (0.70)                         3,839.653         9.81             37,667
            Qualified XII (0.75)                         1,155.771         9.79             11,315
            Qualified XII (0.80)                       219,767.587         9.78          2,149,327
            Qualified XII (0.85)                       110,507.369         9.77          1,079,657
            Qualified XII (0.90)                         7,813.422         9.76             76,259
            Qualified XII (0.95)                        36,542.154         9.75            356,286
            Qualified XII (1.00)                        86,609.558         9.73            842,711
            Qualified XII (1.05)                        11,191.152         9.72            108,778
            Qualified XII (1.10)                        15,159.835         9.71            147,202
            Qualified XII (1.15)                         2,450.928         9.70             23,774
            Qualified XII (1.20)                         2,141.176         9.69             20,748
            Qualified XII (1.25)                         5,905.791         9.67             57,109
            Qualified XII (1.30)                           630.952         9.66              6,095
            Qualified XII (1.35)                            11.088         9.65                107
            Qualified XII (1.40)                         2,253.734         9.64             21,726
            Qualified XII (1.45)                           938.629         9.63              9,039
            Qualified XII (1.50)                           195.525         9.61              1,879
            Qualified XV                                    54.974         9.75                536
            Qualified XVI                                2,457.336         9.61             23,615
            Qualified XVII                               1,072.699         9.67             10,373
            Qualified XVIII                                655.636         9.67              6,340
            Qualified XXI                                2,203.170         9.78             21,547
            Qualified XXIV                               2,882.275         9.76             28,131
            Qualified XXV                                9,226.353         9.79             90,326
            Qualified XXVI                               1,090.266         9.76             10,641
            Qualified XXXII                                635.680        10.37              6,592
                                                   ---------------                ----------------
                                                     1,095,867.946                $     10,690,671
                                                   ===============                ================

        PIONEER FUND
        Contracts in accumulation period:
            Qualified VI                                57,446.471   $     9.21   $        529,082
            Qualified VIII                                  46.413         9.20                427
            Qualified X (1.15)                             997.941         9.23              9,211
            Qualified X (1.25)                          11,092.725         9.21            102,164
            Qualified XII (0.55)                         1,944.717         9.37             18,222
            Qualified XII (0.60)                           325.348         9.35              3,042
            Qualified XII (0.65)                           367.666         9.34              3,434
            Qualified XII (0.70)                            46.088         9.33                430

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        PIONEER FUND (CONTINUED)
            Qualified XII (0.75)                         2,903.112   $     9.32   $         27,057
            Qualified XII (0.80)                        16,137.272         9.31            150,238
            Qualified XII (0.85)                        18,504.839         9.30            172,095
            Qualified XII (0.90)                             8.827         9.29                 82
            Qualified XII (0.95)                        13,906.580         9.27            128,914
            Qualified XII (1.00)                        26,252.916         9.26            243,102
            Qualified XII (1.05)                         1,408.000         9.25             13,024
            Qualified XII (1.10)                           688.636         9.24              6,363
            Qualified XII (1.15)                           738.678         9.23              6,818
            Qualified XII (1.20)                           467.679         9.22              4,312
            Qualified XII (1.25)                         7,853.854         9.21             72,334
            Qualified XII (1.40)                           657.252         9.17              6,027
            Qualified XVI                                  164.699         9.15              1,507
            Qualified XXI                                  820.516         9.31              7,639
            Qualified XXIV                               1,679.548         9.29             15,603
            Qualified XXV                                   30.472         9.32                284
            Qualified XXVI                                  53.283         9.29                495
                                                   ---------------                ----------------
                                                       164,543.532                $      1,521,906
                                                   ===============                ================

        PIONEER MID CAP VALUE
        Contracts in accumulation period:
            NYSUT 457                                   21,362.407   $    13.46   $        287,538
            Qualified VI                               421,274.452        11.86          4,996,315
            Qualified X (1.15)                           5,575.189        11.89             66,289
            Qualified X (1.25)                          64,303.288        11.86            762,637
            Qualified XII (0.15)                            83.987        12.24              1,028
            Qualified XII (0.55)                        10,938.557        12.06            131,919
            Qualified XII (0.60)                         3,315.602        12.05             39,953
            Qualified XII (0.65)                         3,884.705        12.03             46,733
            Qualified XII (0.70)                        18,817.804        12.02            226,190
            Qualified XII (0.75)                         4,287.584        12.00             51,451
            Qualified XII (0.80)                       123,315.763        11.99          1,478,556
            Qualified XII (0.85)                        60,995.576        11.98            730,727
            Qualified XII (0.90)                         1,839.047        11.96             21,995
            Qualified XII (0.95)                        27,240.921        11.95            325,529
            Qualified XII (1.00)                       152,653.647        11.93          1,821,158
            Qualified XII (1.05)                         6,469.211        11.92             77,113
            Qualified XII (1.10)                         4,583.782        11.90             54,547
            Qualified XII (1.15)                         2,160.219        11.89             25,685
            Qualified XII (1.20)                         2,281.803        11.87             27,085
            Qualified XII (1.25)                         5,001.855        11.86             59,322

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        PIONEER MID CAP VALUE (CONTINUED)
            Qualified XII (1.30)                           885.980   $    11.84   $         10,490
            Qualified XII (1.35)                            46.154        11.83                546
            Qualified XII (1.40)                         4,469.517        11.81             52,785
            Qualified XII (1.50)                           763.104        11.79              8,997
            Qualified XV                                 1,241.506        11.95             14,836
            Qualified XVI                                7,036.981        11.79             82,966
            Qualified XVII                                   4.722        11.86                 56
            Qualified XVIII                              2,790.472        11.86             33,095
            Qualified XXI                                4,719.183        11.99             56,583
            Qualified XXIV                               7,483.291        11.97             89,575
            Qualified XXV                                7,685.167        12.00             92,222
            Qualified XXVI                                 642.391        11.96              7,683
            Qualified XXXII                              5,151.996        10.27             52,911
                                                   ---------------                ----------------
                                                       983,305.863                $     11,734,515
                                                   ===============                ================

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

     QUALIFIED I

     Individual Contracts issued prior to May 1, 1975 in connection with "Qualified Corporate Retirement Plans" established pursuant to Section 401 of the Internal Revenue Code ("Code"); tax-deferred annuity Plans established by the public school systems and tax-exempt organizations pursuant to Section 403(b) of the Code, and certain individual retirement annuity plans established by or on behalf of individuals pursuant to section 408(b) of the Code; individual Contracts issued prior to November 1, 1975 in connection with "H.R. 10 Plans" established by persons entitled to the benefits of the Self-Employed Individuals Tax Retirement Act of 1962, as amended; allocated group Contracts issued prior to May 1, 1975 in connection with qualified corporate retirement plans; and group Contracts issued prior to October 1, 1978 in connection with tax-deferred annuity plans.

     QUALIFIED III

     Individual Contracts issued in connection with tax-deferred annuity plans and individual retirement annuity plans since May 1, 1975, H.R. 10 Plans since November 1, 1975; group Contracts issued since October 1, 1978 in connection with tax-deferred annuity plans and group Contracts issued since May 1, 1979 in connection with deferred compensation plans adopted by state and local governments and H.R. 10 Plans.

     QUALIFIED V

     Certain group AetnaPlus Contracts issued since August 28, 1992 in connection with "Optional Retirement Plans" established pursuant to Section 403(b) or 401(a) of the Internal Revenue Code.

     QUALIFIED VI

     Certain group AetnaPlus Contracts issued in connection with tax-deferred annuity plans, Retirement Plus plans and deferred compensation plans since August 28, 1992.

     QUALIFIED VII

     Certain existing Contracts that were converted to ACES, an administrative system (previously valued under Qualified I).

     QUALIFIED VIII

     Group AetnaPlus Contracts issued in connection with Tax-Deferred Annuity Plans and Deferred Compensation Plans adopted by state and local governments since June 30, 1993.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

     QUALIFIED IX

     Certain large group Contracts (Jumbo) that were converted to ACES, an administrative system (previously valued under Qualified VI).

     QUALIFIED X

     Individual retirement annuity and Simplified Employee Pension ("SEP") plans issued or converted to ACES, an administrative system.

     QUALIFIED XI

     Certain large group Contracts issued in connection with deferred compensation plans adopted by state and local governments since January 1996.

     QUALIFIED XII

     Group Retirement Plus and Voluntary TDA Contracts issued since 1996 in connection with plans established pursuant to Section 403(b) or 401(a) of the Internal Revenue Code, shown separately by applicable daily charge; and Contracts issued since October 1, 1996 in connection with optional retirement plans established pursuant to Section 403(b) or 403(a) of the Internal Revenue Code.

     QUALIFIED XIII

     Certain existing Contracts issued in connection with deferred compensation plans issued through product exchange on May 25, 1996 (previously valued under Qualified VI).

     QUALIFIED XIV

     Certain existing Contracts issued in connection with deferred compensation plans issued through product exchange on November 1, 1996 (previously valued under Qualified III).

     QUALIFIED XV

     Certain existing Contracts issued in connection with deferred compensation plans issued through product exchange on December 16, 1996 (previously valued under Qualified VI), and new Contracts issued after that date in connection with certain deferred compensation plans.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

     QUALIFIED XVI

     Group AetnaPlus Contracts assessing an administrative expense charge effective April 7, 1997 issued in connection with tax-deferred annuity plans, Retirement Plus plans and deferred compensation plans.

     QUALIFIED XVII

     Group AetnaPlus Contracts containing contractual limits on fees issued in connection with tax-deferred annuity plans and deferred compensation plans, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

     QUALIFIED XVIII

     Individual retirement annuity and SEP plan Contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

     QUALIFIED XIX

     Group Corporate 401 Contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

     QUALIFIED XX

     Group HR 10 Contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

     QUALIFIED XXI

     Certain existing Contracts issued in connection with deferred compensation plans having Contract modifications effective May 20, 1999.

     QUALIFIED XXII

     Certain existing Contracts issued in connection with deferred compensation plans having Contract modifications effective May 20, 1999.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

     QUALIFIED XXIV

     Group Contract issued in connection with optional retirement plans having Contract modifications effective July 2000 to lower mortality and expense fee.

     QUALIFIED XXV

     Group Contract issued in connection with Aetna Government Custom Choice plans having Contract modifications effective October 2000 to lower mortality and expense fee.

     QUALIFIED XXVI

     Group Contract issued in connection with Aetna Government Custom Choice plans having Contract modifications effective October 2000 to lower mortality and expense fee.

     QUALIFIED XXVII

     Group Contract issued in connection with tax deferred annuity plans having Contract modifications effective February 2000 to lower mortality and expense fee.

     QUALIFIED XXVIII

     Group Contract issued in connection with optional retirement plans having Contract modifications effective February 2000 to lower mortality and expense fee.

     QUALIFIED XXIX

     Individual Contracts issued in connection with tax-deferred annuity plans and individual retirement annuity plans since May 1, 1975, H.R. 10 Plans since November 1, 1975; group Contracts issued since October 1, 1978 in connection with tax-deferred annuity plans and group Contracts issued since May 1, 1979 in connection with deferred compensation plans adopted by state and local governments and H.R. 10 Plans.

     QUALIFIED XXX

     Individual Contracts issued in connection with tax-deferred annuity plans and individual retirement annuity plans since May 1, 1975, H.R. 10 Plans since November 1, 1975; group Contracts issued since October 1, 1978 in connection with tax-deferred annuity plans and group Contracts issued since May 1, 1979 in connection with deferred compensation plans adopted by state and local governments and H.R. 10 Plans.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

     QUALIFIED XXXI

     Group Contract issued in connection with the San Bernadino 457F Plan at a zero basis point charge, effective in 2004.

     QUALIFIED XXXII

     Individual Contracts issued in connection with the 1992/1994 Pension IRA at 125 basis points, effective in 2004.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

8.   FINANCIAL HIGHLIGHTS

     A summary of unit values and units outstanding for variable annuity Contracts, expense ratios, excluding expenses of underlying funds, investment income ratios, and total return for the years ended December 31, 2003, 2002 and 2001, along with units outstanding and unit values for the year ended December 31, 2000, follows:

                                                                             INVESTMENT
                                 UNITS      UNIT FAIR VALUE    NET ASSETS     INCOME       EXPENSE RATIO(B)       TOTAL RETURN(C)
              DIVISION          (000'S)   (LOWEST TO HIGHEST)    (000'S)      RATIO(A)    (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     -------------------------  -------  --------------------  -----------  -----------  --------------------  --------------------
     AIM V.I. Capital
      Appreciation
                2003              2,409    $5.47 to $10.25     $    20,562            -%    0.25% to 1.50%       27.54% to 29.11%
                2002              2,288     $4.26 to $7.11          15,302            -     0.00% to 1.50%      -25.48% to -24.62%
                2001              2,119     $5.69 to $9.39          19,027         7.37     0.00% to 1.75%      -24.43% to -23.55%
                2000              1,839    $7.50 to $12.29          21,974            *           *                     *

     AIM V.I. Core Equity
                2003              5,544    $6.16 to $10.37          42,522         1.00     0.25% to 1.50%       22.56% to 24.08%
                2002              5,575     $5.00 to $6.54          34,728         0.33     0.00% to 1.50%      -16.84% to -15.71%
                2001              5,919     $5.99 to $7.76          44,279         0.05     0.00% to 1.75%      -23.99% to -23.10%
                2000              5,023    $7.84 to $10.04          48,981            *           *                     *

     AIM V.I. Growth
                2003              3,143    $4.16 to $10.35          17,055            -     0.25% to 1.50%       29.19% to 30.88%
                2002              2,722     $3.20 to $4.38          11,403            -     0.25% to 1.50%      -32.00% to -31.21%
                2001              2,533     $4.69 to $6.34          15,568         0.21     0.00% to 1.75%      -34.87% to -34.11%
                2000              2,061     $7.16 to $9.62          19,441            *           *                     *

     AIM V.I. Premier Equity
                2003              2,956    $6.15 to $10.33          21,041         0.31     0.25% to 1.50%       23.17% to 24.71%
                2002              2,777     $4.97 to $5.99          15,977         0.34     0.25% to 1.50%      -31.30% to -30.50%
                2001              2,682     $7.19 to $8.58          22,335         2.33     0.00% to 1.75%      -13.87% to -12.88%
                2000              1,903     $8.32 to $9.94          18,487            *           *                     *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                             INVESTMENT
                                 UNITS      UNIT FAIR VALUE    NET ASSETS     INCOME       EXPENSE RATIO(B)       TOTAL RETURN(C)
             DIVISION           (000'S)   (LOWEST TO HIGHEST)    (000'S)      RATIO(A)    (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     -------------------------  -------  --------------------  -----------  -----------  --------------------  --------------------
     American Century(R)
      Income & Growth
                2003                272    $8.99 to $27.72     $     2,491         1.48%    1.00% to 1.10%       27.92% to 28.06%
                2002                159    $7.02 to $21.67           1,152         1.30     1.00% to 1.10%      -20.84% to -20.40%
                2001                 62    $8.82 to $27.26             629           **     0.00% to 1.75%              **
                2000                 **           **                    **           **           **                    **

     Baron Growth
                2003                  -         $12.91                   -         ****          0.00%                 ****
                2002               ****          ****                 ****         ****          ****                  ****
                2001               ****          ****                 ****         ****          ****                  ****
                2000               ****          ****                 ****         ****          ****                  ****

     Calvert Social Balanced
                2003              3,259    $10.21 to $27.31         60,576         1.94     0.25% to 1.50%       17.49% to 18.96%
                2002              3,111    $8.88 to $23.11          49,766         2.70     0.00% to 1.50%      -13.46% to -12.46%
                2001              3,120    $10.23 to $26.58         58,340         5.40     0.00% to 1.75%       -8.34% to -7.27%
                2000              3,005    $11.13 to $28.86         63,262            *           *                     *

     Evergreen Special Values
                2003              1,118    $15.33 to $15.50         17,138            -     0.95% to 1.00%       34.00% to 34.08%
                2002                819    $11.44 to $11.56          9,367            -     0.95% to 1.00%       -7.97% to -7.92%
                2001                316    $12.43 to $12.56          3,926           **     0.00% to 1.75%              **
                2000                 **           **                    **           **           **                    **

     Fidelity(R) VIP ASSET
      MANAGER(SM)
                2003              1,246    $17.36 to $17.45         21,727         3.47     1.00% to 1.10%       16.67% to 16.80%
                2002              1,221    $14.88 to $14.94         18,235         3.97     1.00% to 1.10%       -9.73% to -9.64%
                2001              1,306    $16.48 to $16.54         21,589         5.70     1.05% to 1.25%       -5.29% to -5.10%
                2000              1,362    $17.41 to $17.43         23,730            *           *                     *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                            INVESTMENT
                                 UNITS      UNIT FAIR VALUE    NET ASSETS     INCOME       EXPENSE RATIO(B)       TOTAL RETURN(C)
             DIVISION           (000'S)   (LOWEST TO HIGHEST)    (000'S)      RATIO(A)    (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     -------------------------  -------  --------------------  -----------  -----------  --------------------  --------------------
     Fidelity(R) VIP
      Contrafund(R)
                2003             27,815    $10.35 to $24.91    $   564,372         0.40%    0.25% to 1.50%       26.56% to 28.10%
                2002             23,810    $10.26 to $19.58        382,356         0.79     0.00% to 1.50%      -10.70% to -9.48%
                2001             20,685    $11.40 to $21.82        375,287         3.44     0.00% to 1.75%      -13.56% to -12.55%
                2000             19,961    $11.84 to $25.13        420,902            *           *                     *

     Fidelity(R) VIP
      Equity-Income
                2003             18,499    $10.50 to $24.58        327,820         1.56     0.25% to 1.50%       28.39% to 30.03%
                2002             16,267    $8.79 to $19.07         226,895         1.66     0.00% to 1.50%      -18.19% to -17.24%
                2001             13,666    $10.66 to $23.23        237,314         5.91     0.00% to 1.75%       -6.38% to -5.29%
                2000             10,367    $11.30 to $24.73        195,903            *           *                     *

     Fidelity(R) VIP Growth
                2003             24,544    $9.27 to $23.64         380,196         0.24     0.25% to 1.50%       30.83% to 32.47%
                2002             23,257    $8.30 to $18.00         277,744         0.25     0.00% to 1.50%      -31.15% to -30.35%
                2001             22,173    $11.97 to $26.05        388,351         7.04     0.00% to 1.75%      -18.89% to -17.94%
                2000             20,583    $14.65 to $32.00        448,872            *           *                     *

     Fidelity(R) VIP High
      Income
                2003                866     $8.28 to $8.33           7,292         5.36     1.00% to 1.50%       25.84% to 26.02%
                2002                529     $6.58 to $6.61           3,569         8.54     1.00% to 1.50%        2.31% to 2.41%
                2001                411     $6.43 to $6.45           2,694        12.33     0.75% to 1.50%      -12.83% to -12.67%
                2000                332     $7.38 to $7.39           2,450            *           *                     *

     Fidelity(R) VIP Index 500
                2003              4,705    $21.37 to $21.49        101,046         1.34     1.00% to 1.10%       26.98% to 27.16%
                2002              4,302    $16.83 to $16.90         72,668         1.32     1.00% to 1.10%      -23.10% to -23.32%
                2001              4,378    $21.89 to $21.96         96,097         1.12     1.05% to 1.25%      -13.20% to -13.03%
                2000              4,146    $25.21 to $25.25        104,650            *           *                     *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                             INVESTMENT
                                 UNITS      UNIT FAIR VALUE    NET ASSETS     INCOME       EXPENSE RATIO(B)       TOTAL RETURN(C)
             DIVISION           (000'S)   (LOWEST TO HIGHEST)    (000'S)      RATIO(A)    (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     -------------------------  -------  --------------------  -----------  -----------  --------------------  --------------------
     Fidelity(R) VIP Overseas
                2003              2,508    $7.40 to $13.88     $    30,341         0.50%    0.25% to 1.50%       41.20% to 43.00%
                2002              1,719     $5.21 to $9.79          14,076         0.74     0.00% to 1.50%      -21.47% to -20.56%
                2001              1,306    $6.61 to $12.42          14,766        13.21     0.00% to 1.75%      -22.35% to -21.44%
                2000              1,232    $8.47 to $15.94          18,192            *           *                     *

     Franklin Small Cap Value
      Securities
                2003              1,312    $10.35 to $13.33         15,883         0.19     0.55% to 1.50%       30.14% to 31.36%
                2002                860     $9.19 to $9.32           7,951         0.55     0.55% to 1.50%      -10.62% to -10.12%
                2001                 13    $10.28 to $10.30            130           **     0.00% to 1.75%              **
                2000                 **           **                    **           **           **                    **

     ING GET Fund - Series D
                2003             14,948    $10.01 to $10.70        152,769         4.03     0.50% to 1.75%       -0.10% to 1.04%
                2002             22,908    $10.04 to $10.59        234,066         4.30     0.25% to 1.75%       -1.09% to 0.06%
                2001             28,027    $10.15 to $10.54        288,294         1.46     0.25% to 1.75%        0.22% to 1.38%
                2000             32,394    $10.13 to $10.38        331,079            *           *                     *

     ING GET Fund - Series E
                2003              7,589    $10.02 to $10.84         79,656         4.14     0.70% to 1.75%        0.98% to 2.07%
                2002             10,072    $10.23 to $10.62        104,443         4.02     0.25% to 1.75%        2.28% to 3.36%
                2001             11,703    $10.01 to $10.28        118,197         0.79     0.25% to 1.75%       -0.96% to 0.10%
                2000             12,965    $10.10 to $10.27        131,675            *           *                     *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                             INVESTMENT
                                 UNITS      UNIT FAIR VALUE    NET ASSETS     INCOME       EXPENSE RATIO(B)       TOTAL RETURN(C)
             DIVISION           (000'S)   (LOWEST TO HIGHEST)    (000'S)      RATIO(A)    (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     -------------------------  -------  --------------------  -----------  -----------  --------------------  --------------------
     ING GET Fund - Series G
                2003              2,302    $10.01 to $10.77    $    23,831         4.15%    0.80% to 1.75%        0.39% to 1.44%
                2002              2,896    $10.16 to $10.48         29,756         3.84     0.25% to 1.75%        3.15% to 4.13%
                2001              3,400    $9.85 to $10.11          33,746         0.39     0.25% to 1.75%       -0.35% to 0.08%
                2000              3,829    $9.88 to $10.03          38,004            *           *                     *

     ING GET Fund - Series H
                2003              1,765    $10.03 to $10.91         18,535         4.10     0.50% to 1.75%        1.37% to 2.73%
                2002              2,251    $10.23 to $10.62         23,282         3.60     0.25% to 1.75%        2.95% to 3.93%
                2001              2,578    $9.93 to $10.17          25,808         0.47     0.25% to 1.75%       -1.09% to 0.08%
                2000              2,894    $9.87 to $10.16          29,176            *           *                     *

     ING GET Fund - Series I
                2003                106    $10.02 to $10.29          1,092         3.42          1.75%                 1.38%
                2002                117         $10.15               1,190         3.54          1.75%                 3.52%
                2001                128         $9.80                1,252         0.24          1.75%                -0.60%
                2000                138         $9.86                1,364            *           *                     *

     ING GET Fund - Series J
                2003                 38    $10.02 to $10.18            386         3.59          1.75%                 0.79%
                2002                 39        $10.10                  394         3.47          1.75%                 4.23%
                2001                 39        $9.69                   381         0.16          1.75%                -0.46%
                2000                 47        $9.73                   457            *           *                     *

     ING GET Fund - Series K
                2003                167    $10.01 to $10.38          1,736         3.07     1.25% to 1.75%        0.59% to 1.07%
                2002                200    $10.17 to $10.27          2,048         2.74     1.25% to 1.75%        3.90% to 4.41%
                2001                231     $9.79 to $9.84           2,275            -     1.30% to 1.75%       -2.52% to -2.09%
                2000                285    $10.04 to $10.05          2,863            *           *                     *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                             INVESTMENT
                                 UNITS      UNIT FAIR VALUE    NET ASSETS     INCOME       EXPENSE RATIO(B)       TOTAL RETURN(C)
             DIVISION           (000'S)   (LOWEST TO HIGHEST)    (000'S)      RATIO(A)    (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     -------------------------  -------  --------------------  -----------  -----------  --------------------  --------------------
     ING GET Fund - Series L
                2003                101         $10.34         $     1,049         3.76%        1.25%                 2.17%
                2002                117         $10.12               1,187         0.05         1.25%                 1.41%
                2001                131          $9.98               1,305         4.60         1.30%                -0.36%
                2000                  2         $10.02                  16            *           *                     *

     ING GET Fund - Series Q
                2003                418         $10.50               4,385            -         1.25%                 3.86%
                2002                498         $10.11               5,031         2.28         1.25%                  ***
                2001                364         $10.00               3,642           **         1.05%                   **
                2000                 **           **                    **           **           **                    **

     ING GET Fund - Series S
                2003              3,106    $10.09 to $10.69         32,661         0.10     0.50% to 1.75%        4.08% to 5.34%
                2002              4,624    $10.04 to $10.11         46,558          ***     0.25% to 1.75%             ***
                2001                ***          ***                   ***          ***          ***                   ***
                2000                ***          ***                   ***          ***          ***                   ***

     ING VP Balanced
                2003             31,363    $10.22 to $31.70        659,370         1.96     0.25% to 1.50%       17.10% to 18.62%
                2002             32,476    $10.03 to $26.92        597,925         1.06     0.00% to 1.50%      -11.64% to -10.62%
                2001             36,765    $11.27 to $30.30        768,043         5.73     0.00% to 1.75%       -5.66% to -4.54%
                2000             38,718    $11.85 to $31.93        875,436            *           *                     *

     ING VP Bond
                2003             20,885    $10.04 to $71.97        408,185         1.72     0.25% to 1.50%        4.71% to 6.06%
                2002             24,208    $13.07 to $68.41        458,178         3.22     0.00% to 1.50%        6.72% to 7.96%
                2001             23,313    $12.15 to $63.81        409,596         6.40     0.00% to 1.75%        7.12% to 8.37%
                2000             17,978    $11.26 to $59.29        301,919            *           *                     *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                             INVESTMENT
                                 UNITS      UNIT FAIR VALUE    NET ASSETS     INCOME       EXPENSE RATIO(B)       TOTAL RETURN(C)
             DIVISION           (000'S)   (LOWEST TO HIGHEST)    (000'S)      RATIO(A)    (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     -------------------------  -------  --------------------  -----------  -----------  --------------------  --------------------
     ING VP Emerging Markets
                2003                973     $8.38 to $8.41     $     8,172            -%        1.00%            45.74% to 45.75%
                2002                871     $5.75 to $5.77           5,020            -         1.00%           -10.24% to -10.23%
                2001                859     $6.41 to $6.43           5,519        20.84     1.00% to 1.25%      -11.54% to -11.37%
                2000                878     $7.24 to $7.25           6,367            *           *                     *

     ING VP Money Market
                2003             17,666    $10.00 to $49.72        257,477         1.79     0.25% to 1.50%        -0.61% to .66%
                2002             23,887    $11.78 to $49.45        368,846         3.78     0.00% to 1.50%        0.11% to 1.27%
                2001             24,401    $11.68 to $48.83        374,569         5.45     0.00% to 1.75%        2.38% to 3.62%
                2000             21,736    $11.32 to $47.51        322,714            *           *                     *

     ING VP Natural Resources
                2003                940    $10.76 to $17.40         13,971            -     0.25% to 1.50%       28.54% to 30.12%
                2002              1,022    $8.30 to $13.46          11,897         0.18     0.00% to 1.50%       -3.56% to -2.54%
                2001              1,061    $8.54 to $13.82          12,751            -     0.00% to 1.75%      -17.19% to -16.23%
                2000              1,140    $10.24 to $16.64         16,696            *           *                     *

     ING MFS Total Return
                2003                701    $11.28 to $12.03          8,289         ****     0.55% to 1.50%             ****
                2002               ****          ****                 ****         ****          ****                  ****
                2001               ****          ****                 ****         ****          ****                  ****
                2000               ****          ****                 ****         ****          ****                  ****
     ING T. Rowe Price Equity
      Income
                2003                166    $12.20 to $13.01          2,143         ****     0.55% to 1.50%             ****
                2002               ****          ****                 ****         ****          ****                  ****
                2001               ****          ****                 ****         ****          ****                  ****
                2000               ****          ****                 ****         ****          ****                  ****

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                             INVESTMENT
                                 UNITS      UNIT FAIR VALUE    NET ASSETS     INCOME       EXPENSE RATIO(B)       TOTAL RETURN(C)
             DIVISION           (000'S)   (LOWEST TO HIGHEST)    (000'S)      RATIO(A)    (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     -------------------------  -------  --------------------  -----------  -----------  --------------------  --------------------
     ING DSI Enhanced Index
                2003                101    $7.76 to $10.13     $       800         0.65%    0.60% to 1.50%       25.57% to 26.56%
                2002                 19     $6.18 to $8.04             126          ***     0.60% to 1.50%             ***
                2001                ***          ***                   ***          ***          ***                   ***
                2000                ***          ***                   ***          ***          ***                   ***

     ING Alger Aggressive
      Growth-Initial Class
                2003                  1        $14.26                   16            -         0.00%                   -
                2002                  -         $9.58                    -          ***         0.00%                  ***
                2001                ***          ***                   ***          ***          ***                   ***
                2000                ***          ***                   ***          ***          ***                   ***

     ING Alger Aggressive
      Growth-Service Class
                2003              1,287    $7.13 to $10.49           9,420            -     0.45% to 1.50%       42.51% to 43.68%
                2002                166     $5.00 to $7.32             902          ***     0.60% to 1.50%             ***
                2001                ***          ***                   ***          ***          ***                   ***
                2000                ***          ***                   ***          ***          ***                   ***

     ING Alger Growth
                2003                253    $8.57 to $10.38           2,194            -     0.40% to 1.50%       32.25% to 33.38%
                2002                 39     $6.48 to $6.85             255          ***     0.75% to 1.50%             ***
                2001                ***          ***                   ***          ***          ***                   ***
                2000                ***          ***                   ***          ***          ***                   ***

     ING American Century
      Small Cap Value
                2003                582    $10.77 to $10.94          6,307         0.17     0.55% to 1.50%       33.46% to 34.73%
                2002                227     $8.07 to $8.12           1,834          ***     0.55% to 1.50%             ***
                2001                ***          ***                   ***          ***          ***                   ***
                2000                ***          ***                   ***          ***          ***                   ***

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                             INVESTMENT
                                 UNITS      UNIT FAIR VALUE    NET ASSETS     INCOME       EXPENSE RATIO(B)       TOTAL RETURN(C)
             DIVISION           (000'S)   (LOWEST TO HIGHEST)    (000'S)      RATIO(A)    (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     -------------------------  -------  --------------------  -----------  -----------  --------------------  --------------------
     ING Baron Small Cap
      Growth
                2003              1,313    $10.23 to $13.03    $    15,257            -%    0.40% to 1.50%       31.49% to 32.65%
                2002                372     $8.67 to $8.73           3,239          ***     0.55% to 1.50%             ***
                2001                ***          ***                   ***          ***          ***                   ***
                2000                ***          ***                   ***          ***          ***                   ***

     ING Goldman Sachs(R)
      Capital Growth
                2003                 83    $9.27 to $10.37             827            -     0.60% to 1.50%       21.72% to 22.96%
                2002                 43     $7.59 to $8.32             347          ***     0.60% to 1.50%             ***
                2001                ***          ***                   ***          ***          ***                   ***
                2000                ***          ***                   ***          ***          ***                   ***

     ING JPMorgan Fleming
      International
                2003              8,116    $9.30 to $19.47         126,504         0.98     0.25% to 1.50%       27.52% to 29.04%
                2002              8,676    $7.24 to $15.19         107,839         0.62     0.00% to 1.50%      -19.30% to -18.37%
                2001              9,398    $8.90 to $18.73         145,566        23.69     0.00% to 1.75%      -28.02% to -27.18%
                2000             10,064    $12.27 to $25.91        219,543            *           *                     *

     ING JPMorgan Mid Cap
      Value
                2003                339    $10.24 to $11.93          3,999         0.44     0.45% to 1.50%       28.20% to 29.21%
                2002                113     $9.15 to $9.21           1,038          ***     0.60% to 1.50%             ***
                2001                ***          ***                   ***          ***          ***                   ***
                2000                ***          ***                   ***          ***          ***                   ***

     ING MFS Capital
      Opportunities
                2003              8,274    $8.73 to $26.23         151,497         0.19     0.25% to 1.50%       26.12% to 27.71%
                2002              8,811    $7.36 to $20.69         129,150            -     0.00% to 1.50%      -31.20% to -30.41%
                2001              9,985    $10.67 to $29.93        216,006        18.63     0.00% to 1.75%      -25.88% to -25.02%
                2000              9,596    $14.36 to $40.20        291,499            *           *                     *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                             INVESTMENT
                                 UNITS      UNIT FAIR VALUE    NET ASSETS     INCOME       EXPENSE RATIO(B)       TOTAL RETURN(C)
             DIVISION           (000'S)   (LOWEST TO HIGHEST)    (000'S)      RATIO(A)    (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     -------------------------  -------  --------------------  -----------  -----------  --------------------  --------------------
     ING MFS Global Growth
             2003                   119    $10.78 to $10.94    $     1,294            -%    0.65% to 1.50%       29.96% to 30.90%
             2002                    24     $8.30 to $8.35             202          ***     0.70% to 1.50%             ***
             2001                   ***          ***                   ***          ***          ***                   ***
             2000                   ***          ***                   ***          ***          ***                   ***

     ING MFS Research Equity
             2003                10,747    $8.55 to $14.33         128,075         0.58     0.25% to 1.50%       23.02% to 24.66%
             2002                11,666    $6.95 to $11.58         114,492         0.20     0.00% to 1.50%      -26.01% to -25.15%
             2001                12,954    $9.39 to $15.50         172,262        20.46     0.00% to 1.75%      -22.07% to -21.20%
             2000                13,514    $12.05 to $19.72        234,529            *           *                     *

     ING OpCap Balanced Value
             2003                   752    $10.29 to $12.58          9,183         1.63     0.55% to 1.50%       28.44% to 29.44%
             2002                    59     $8.00 to $9.69             515          ***     0.70% to 1.50%             ***
             2001                   ***          ***                   ***          ***          ***                   ***
             2000                   ***          ***                   ***          ***          ***                   ***

     ING PIMCO Total Return
             2003                 2,845    $10.02 to $11.20         31,227         3.56     0.40% to 1.50%        2.52% to 3.44%
             2002                 1,518    $10.70 to $10.77         16,279          ***     0.55% to 1.50%             ***
             2001                   ***          ***                   ***          ***          ***                   ***
             2000                   ***          ***                   ***          ***          ***                   ***

     ING Salomon Brothers
      Aggressive Growth
             2003                22,307    $7.60 to $13.51         239,784            -     0.25% to 1.50%       36.05% to 37.92%
             2002                21,979     $5.54 to $9.90         175,927            -     0.00% to 1.50%      -36.27% to -35.53%
             2001                24,305    $8.63 to $15.50         305,237         6.20     0.00% to 1.75%      -26.33% to -25.47%
             2000                24,658    $11.63 to $20.98        425,188            *           *                     *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                             INVESTMENT
                                 UNITS      UNIT FAIR VALUE    NET ASSETS     INCOME       EXPENSE RATIO(B)       TOTAL RETURN(C)
             DIVISION           (000'S)   (LOWEST TO HIGHEST)    (000'S)      RATIO(A)    (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     -------------------------  -------  --------------------  -----------  -----------  --------------------  --------------------
     ING Salomon Brothers
      Fundamental Value

             2003                   578    $10.39 to $16.78    $     9,414         1.39%    0.55% to 1.50%       38.62% to 39.78%
             2002                    23    $7.48 to $11.99             244          ***     0.60% to 1.50%             ***
             2001                   ***          ***                   ***          ***          ***                   ***
             2000                   ***          ***                   ***          ***          ***                   ***

     ING Salomon Brothers
      Investors Value
             2003                   321    $9.88 to $12.92           4,019         0.69     0.55% to 1.50%       29.49% to 30.54%
             2002                    67     $7.62 to $9.89             635          ***     0.60% to 1.40%             ***
             2001                   ***          ***                   ***          ***          ***                   ***
             2000                   ***          ***                   ***          ***          ***                   ***

     ING T. Rowe Price Growth
      Equity
             2003                13,740    $10.37 to $21.86        246,603         0.15     0.00% to 1.50%       28.96% to 30.55%
             2002                12,185    $9.02 to $16.86         169,889         0.19     0.00% to 1.50%      -24.44% to -23.64%
             2001                12,122    $11.85 to $22.20        223,753        15.67     0.00% to 1.75%      -11.56% to -10.53%
             2000                11,636    $13.30 to $24.99        244,865            *           *                     *

     ING UBS Tactical Asset
      Allocation
             2003                    50    $9.55 to $30.04             911         0.14     0.55% to 1.50%       25.13% to 26.26%
             2002                    42    $7.61 to $23.76             474          ***     0.60% to 1.50%             ***
             2001                   ***          ***                   ***          ***          ***                   ***
             2000                   ***          ***                   ***          ***          ***                   ***

     ING Van Kampen Comstock
             2003                 2,951    $10.46 to $12.47         32,018         0.89     0.40% to 1.50%       27.74% to 28.90%
             2002                   983     $8.29 to $8.35           8,175          ***     0.55% to 1.50%             ***
             2001                   ***          ***                   ***          ***          ***                   ***
             2000                   ***          ***                   ***          ***          ***                   ***

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                             INVESTMENT
                                 UNITS      UNIT FAIR VALUE    NET ASSETS     INCOME       EXPENSE RATIO(B)       TOTAL RETURN(C)
             DIVISION           (000'S)   (LOWEST TO HIGHEST)    (000'S)      RATIO(A)    (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     -------------------------  -------  --------------------  -----------  -----------  --------------------  --------------------
     ING VP Strategic
      Allocation Balanced
                2003              4,016    $10.24 to $16.55    $    58,446         1.48%    0.25% to 1.50%       17.67% to 19.12%
                2002              3,907    $8.84 to $13.98          47,846         2.59     0.00% to 1.50%      -10.89% to -9.85%
                2001              4,144    $9.85 to $15.59          57,038         2.54     0.00% to 1.75%       -8.39% to -7.32%
                2000              4,127    $10.67 to $16.92         62,530            *           *                     *

     ING VP Strategic
      Allocation Growth
                2003              4,838    $9.86 to $16.92          69,833         0.88     0.25% to 1.50%       22.46% to 23.96%
                2002              4,739    $7.99 to $13.73          56,046         1.75     0.00% to 1.50%      -15.04% to -14.06%
                2001              4,817    $9.34 to $16.07          67,010         1.60     0.00% to 1.75%      -12.87% to -11.85%
                2000              4,801    $10.63 to $18.33         77,057            *           *                     *

     ING VP Strategic
      Allocation Income
                2003              2,238    $10.18 to $16.50         33,837         2.30     0.25% to 1.50%       11.92% to 13.28%
                2002              2,347    $10.23 to $14.66         31,610         3.44     0.00% to 1.50%       -5.77% to -4.68%
                2001              2,600    $10.77 to $15.41         37,096         4.35     0.00% to 1.75%       -3.84% to -2.71%
                2000              2,622    $11.12 to $15.89         39,124            *           *                     *

     ING VP Growth and Income
                2003            121,775    $7.87 to $249.58      2,310,967            -     0.25% to 1.50%       24.14% to 25.78%
                2002            139,292    $6.29 to $199.83      2,141,418         0.84     0.00% to 1.50%      -26.11% to -25.25%
                2001            162,099    $8.45 to $268.94      3,399,498         0.60     0.00% to 1.75%      -19.62% to -18.68%
                2000            178,363   $10.44 to $332.72      4,739,548            *           *                     *

     ING GET Fund US Core
      - Series 1
                2003                231         $10.28               2,378         ****          1.25%                 ****
                2002               ****          ****                 ****         ****          ****                  ****
                2001               ****          ****                 ****         ****          ****                  ****
                2000               ****          ****                 ****         ****          ****                  ****

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                             INVESTMENT
                                 UNITS      UNIT FAIR VALUE    NET ASSETS     INCOME       EXPENSE RATIO(B)       TOTAL RETURN(C)
             DIVISION           (000'S)   (LOWEST TO HIGHEST)    (000'S)      RATIO(A)    (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     -------------------------  -------  --------------------  -----------  -----------  --------------------  --------------------
     ING GET Fund US Core
      - Series 2

                2003              2,055    $10.03 to $10.05    $    20,639         ****%    1.05% to 1.65%             ****
                2002               ****          ****                 ****         ****          ****                  ****
                2001               ****          ****                 ****         ****          ****                  ****
                2000               ****          ****                 ****         ****          ****                  ****

     ING GET Fund US Core
      - Series 3
                2003                 21    $9.99 to $10.00             207         ****     0.80% to 1.25%             ****
                2002               ****          ****                 ****         ****          ****                  ****
                2001               ****          ****                 ****         ****          ****                  ****
                2000               ****          ****                 ****         ****          ****                  ****

     ING VP Technology
                2003             12,668    $3.64 to $10.26          47,295            -     0.25% to 1.50%       43.36% to 45.25%
                2002              8,904     $2.53 to $2.64          23,001            -     0.00% to 1.50%      -42.16% to -41.49%
                2001              7,145     $4.35 to $4.50          31,754            -     0.00% to 1.75%      -24.13% to -23.22%
                2000              4,262     $5.71 to $5.87          24,855            *           *                     *

     ING VP Growth
                2003              7,779    $5.06 to $14.18          95,972            -     0.25% to 1.50%       28.43% to 30.14%
                2002              7,963    $3.92 to $10.79          76,539            -     0.00% to 1.50%      -30.00% to -29.19%
                2001              8,753    $5.57 to $15.43         120,765        11.29     0.00% to 1.75%      -28.16% to -27.32%
                2000              8,901    $7.72 to $21.24         171,159            *           *                     *

     ING VP Index Plus
      LargeCap
                2003             31,590    $9.74 to $17.85         503,421         1.04     0.25% to 1.50%       24.22% to 25.85%
                2002             29,577    $8.36 to $14.03         378,460         0.24     0.00% to 1.50%      -22.70% to -21.80%
                2001             27,743    $10.73 to $18.18        459,606         4.07     0.00% to 1.75%      -14.92% to -13.92%
                2000             25,137    $12.52 to $21.13        488,938            *           *                     *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                             INVESTMENT
                                 UNITS      UNIT FAIR VALUE    NET ASSETS     INCOME       EXPENSE RATIO(B)       TOTAL RETURN(C)
             DIVISION           (000'S)   (LOWEST TO HIGHEST)    (000'S)      RATIO(A)    (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     -------------------------  -------  --------------------  -----------  -----------  --------------------  --------------------
     ING VP Index Plus MidCap
                2003             14,056    $10.18 to $17.68    $   233,761         0.39%    0.25% to 1.50%       30.49% to 32.14%
                2002             11,364    $12.33 to $13.38        144,261         0.45     0.00% to 1.50%      -13.40% to -12.40%
                2001              6,071    $14.24 to $15.20         88,491         5.86     0.00% to 1.75%       -2.80% to-1.67%
                2000              3,705    $14.65 to $15.46         55,395            *           *                     *

     ING VP Index Plus
      SmallCap
                2003              7,540    $10.20 to $13.42         93,931         0.17     0.25% to 1.50%       34.15% to 35.83%
                2002              5,909     $8.96 to $9.88          54,579         0.17     0.00% to 1.50%      -14.50% to -13.51%
                2001              2,687    $10.48 to $11.37         28,860         4.91     0.00% to 1.75%        0.87% to 2.05%
                2000              1,211     $9.94 to $11.14         12,843            *           *                     *

     ING VP International
      Equity
                2003              1,451    $5.79 to $10.52          11,933         1.01     0.25% to 1.50%       30.10% to 31.82%
                2002              1,316     $4.43 to $6.40           8,248         0.22     0.00% to 1.50%      -27.77% to -26.93%
                2001              1,269     $6.10 to $8.79          10,978         0.11     0.00% to 1.75%      -25.02% to -24.14%
                2000              1,117    $8.09 to $11.62          12,949            *           *                     *

     ING VP Small Company
                2003              9,733    $9.73 to $20.60         167,432         0.25     0.25% to 1.50%       35.44% to 37.18%
                2002              9,115    $7.15 to $14.86         115,085         0.48     0.00% to 1.50%      -24.37% to -23.50%
                2001              7,976    $9.41 to $19.68         134,200         3.51     0.00% to 1.75%        2.44% to 3.64%
                2000              6,314    $9.15 to $19.00         104,712            *           *                     *

     ING VP Value Opportunity
                2003              8,963    $8.85 to $17.11         133,176         0.77     0.25% to 1.50%       22.79% to 24.30%
                2002              9,633    $9.09 to $13.82         115,345         0.46     0.00% to 1.50%      -27.07% to -26.22%
                2001              7,322    $12.37 to $18.98        118,660         4.66     0.00% to 1.75%      -10.97% to -9.93%
                2000              3,530    $13.79 to $20.91         63,066            *           *                     *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                             INVESTMENT
                                 UNITS      UNIT FAIR VALUE    NET ASSETS     INCOME       EXPENSE RATIO(B)       TOTAL RETURN(C)
             DIVISION           (000'S)   (LOWEST TO HIGHEST)    (000'S)      RATIO(A)    (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     -------------------------  -------  --------------------  -----------  -----------  --------------------  --------------------
     ING VP Growth
      Opportunities
                2003                164     $7.86 to $8.04     $     1,297            -%    0.55% to 1.50%       31.33% to 32.24%
                2002                 26     $6.00 to $6.08             158            -     0.55% to 1.40%           -32.22%
                2001                  1         $8.92                   10           **     0.00% to 1.75%              **
                2000                 **           **                    **           **           **                    **

     ING VP International
      Value
                2003              3,157    $10.17 to $11.47         32,591         1.19     0.40% to 1.50%       27.92% to 29.37%
                2002              1,603     $7.95 to $8.07          12,825         0.86     0.45% to 1.50%      -16.56% to -16.17%
                2001                160     $9.54 to $9.56           1,529           **     0.00% to 1.75%              **
                2000                 **           **                    **           **           **                    **

     ING VP MagnaCap
                2003                177     $8.80 to $8.93           1,571         1.04     0.60% to 1.50%       29.18% to 30.17%
                2002                 80     $6.82 to $6.86             544          ***     0.60% to 1.40%             ***
                2001                ***          ***                   ***          ***          ***                   ***
                2000                ***          ***                   ***          ***          ***                   ***

     ING VP MidCap
      Opportunities
                2003                447     $9.28 to $9.50           4,191            -     0.55% to 1.50%       34.69% to 35.91%
                2002                 66     $6.89 to $6.99             457            -     0.55% to 1.50%      -26.79% to -26.57%
                2001                  3     $9.45 to $9.46              30           **     0.00% to 1.75%              **
                2000                 **           **                    **           **           **                    **

     ING VP SmallCap
      Opportunities
                2003              1,170     $6.78 to $6.96           8,045            -     0.40% to 1.50%       36.69% to 38.10%
                2002                446     $4.96 to $5.04           2,239            -     0.45% to 1.50%      -44.29% to -44.13%
                2001                  7     $8.95 to $8.96              59           **     0.00% to 1.75%              **
                2000                 **           **                    **           **           **                    **

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                             INVESTMENT
                                 UNITS      UNIT FAIR VALUE    NET ASSETS     INCOME       EXPENSE RATIO(B)       TOTAL RETURN(C)
             DIVISION           (000'S)   (LOWEST TO HIGHEST)    (000'S)      RATIO(A)    (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     -------------------------  -------  --------------------  -----------  -----------  --------------------  --------------------
     Janus Aspen Balanced
                2003             19,201    $9.36 to $24.66     $   385,094         2.22%    0.25% to 1.50%       12.34% to 13.76%
                2002             19,717    $8.29 to $21.87         353,540         2.57     0.00% to 1.50%       -7.84% to -6.77%
                2001             17,000    $8.95 to $23.65         338,450         2.71     0.00% to 1.75%       -6.13% to -5.04%
                2000             13,548    $9.49 to $25.11         296,054            *           *                     *

     Janus Aspen Capital
      Appreciation
                2003                423     $7.32 to $9.88           3,177         0.27     1.00% to 1.25%       18.75% to 19.02%
                2002                326     $6.15 to $8.32           2,019         0.33     1.00% to 1.25%           -16.77%
                2001                 72         $7.39                  530           **     0.00% to 1.75%              **
                2000                 **           **                    **           **           **                    **

     Janus Aspen Flexible
      Income
                2003              5,268    $10.03 to $20.59         89,994         4.83     0.25% to 1.50%        4.82% to 6.09%
                2002              5,626    $12.74 to $19.53         92,271         4.52     0.00% to 1.50%       8.83% to 10.09%
                2001              3,776    $11.67 to $17.78         56,744         6.11     0.00% to 1.75%        6.13% to 7.36%
                2000              2,595    $10.97 to $16.61         36,898            *           *                     *

     Janus Aspen Growth
                2003             15,153    $9.27 to $19.13         239,988         0.09     0.25% to 1.50%       29.72% to 31.47%
                2002             16,346    $7.70 to $14.67         199,166            -     0.00% to 1.50%      -27.61% to -26.77%
                2001             18,060    $10.56 to $20.16        305,619         0.25     0.00% to 1.75%      -25.86% to -25.00%
                2000             17,916    $14.14 to $27.07        412,686            *           *                     *

     Janus Aspen Mid Cap
      Growth
                2003             30,177    $9.11 to $20.68         459,241            -     0.25% to 1.50%       33.11% to 34.86%
                2002             31,862    $7.88 to $15.46         369,184            -     0.00% to 1.50%      -29.01% to -28.04%
                2001             34,630    $11.02 to $21.67        569,410            -     0.00% to 1.75%      -40.36% to -39.66%
                2000             33,795    $18.33 to $36.17        950,193            *           *                     *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                             INVESTMENT
                                 UNITS      UNIT FAIR VALUE    NET ASSETS     INCOME       EXPENSE RATIO(B)       TOTAL RETURN(C)
             DIVISION           (000'S)   (LOWEST TO HIGHEST)    (000'S)      RATIO(A)    (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     -------------------------  -------  --------------------  -----------  -----------  --------------------  --------------------
     Janus Aspen Worldwide
      Growth
                2003             31,018    $9.09 to $22.51     $   536,188         1.06%    0.25% to 1.50%       22.11% to 23.74%
                2002             36,207    $7.94 to $18.36         513,443         0.87     0.00% to 1.50%      -26.61% to -25.61%
                2001             40,344    $10.75 to $24.94        783,656         0.45     0.00% to 1.75%      -23.60% to -22.71%
                2000             42,211    $13.96 to $32.52      1,083,720            *           *                     *

     Janus Twenty
                2003                117     $4.79 to $4.81             563         0.63     0.95% to 1.10%       23.97% to 24.09%
                2002                 99     $3.86 to $3.88             383         0.63     0.95% to 1.10%      -24.85% to -24.74%
                2001                 97     $5.14 to $5.15             497           **     0.00% to 1.75%              **
                2000                 **           **                    **           **           **                    **

     Lord Abbet Growth and
      Income
                2003              4,951    $10.10 to $10.44         50,532         0.93     0.45% to 1.50%       28.99% to 30.39%
                2002              1,545     $7.83 to $7.93          12,172         1.05     0.55% to 1.50%      -19.17% to -18.81%
                2001                126     $9.70 to $9.72           1,226           **     0.00% to 1.75%              **
                2000                 **           **                    **           **           **                    **

     Lord Abbett Mid-Cap Value
      - Class VC
                2003              2,735    $10.19 to $12.77         28,509         0.67     0.45% to 1.50%       22.92% to 24.05%
                2002              1,213     $8.29 to $8.41          10,124         1.08     0.55% to 1.50%      -10.91% to -10.64%
                2001                 28     $9.34 to $9.35             265           **     0.00% to 1.75%              **
                2000                 **           **                    **           **           **                    **

     MFS(R) Total Return
                2003              4,414    $13.12 to $13.19         58,033         1.66     1.00% to 1.10%       14.99% to 15.20%
                2002              3,443    $11.41 to $11.45         39,338         1.50     1.00% to 1.10%       -6.21% to -6.11%
                2001              1,743    $12.16 to $12.20         21,228         3.77     1.05% to 1.25%       -1.00% to -0.81%
                2000                395    $12.28 to $12.30          4,860            *           *                     *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                             INVESTMENT
                                 UNITS      UNIT FAIR VALUE    NET ASSETS     INCOME       EXPENSE RATIO(B)       TOTAL RETURN(C)
             DIVISION           (000'S)   (LOWEST TO HIGHEST)    (000'S)      RATIO(A)    (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     -------------------------  -------  --------------------  -----------  -----------  --------------------  --------------------
     Oppenheimer Developing
      Markets
                2003                429         $14.57         $     6,248         4.56%       1.00%                  63.52%
                2002                145          $8.91               1,294         2.50        1.00%                  -2.58%
                2001                 24    $9.15 to $13.82             223           **     0.00% to 1.75%              **
                2000                 **           **                    **           **           **                    **

     Oppenheimer Aggressive
      Growth
                2003                  -           -                      4            -         1.25%                   -
                2002                  -           -                      3          ***         1.25%                  ***
                2001                ***          ***                   ***          ***          ***                   ***
                2000                ***          ***                   ***          ***          ***                   ***

     Oppenheimer Global
      Securities
                2003             16,092    $10.51 to $16.20        251,043         0.55     0.25% to 1.50%       40.97% to 43.00%
                2002             10,640    $10.74 to $11.36        117,400         0.51     0.00% to 1.50%      -23.30% to -22.41%
                2001              6,078    $14.01 to $14.59         86,986        10.25     0.00% to 1.75%      -13.36% to -12.34%
                2000              3,052    $16.17 to $16.76         50,259            *           *                     *

     Oppenheimer Main
      Street(R)
                2003                  -           -                     32            -     1.25% to 1.50%              -
                2002                  -           -                     28          ***     1.25% to 1.50%             ***
                2001                ***          ***                   ***          ***          ***                   ***
                2000                ***          ***                   ***          ***          ***                   ***

     Oppenheimer Strategic
      Bond
                2003              2,470    $10.13 to $13.81         32,607         5.57     0.25% to 1.50%       16.27% to 17.73%
                2002              1,474    $11.06 to $11.73         16,662         6.58     0.00% to 1.50%        5.84% to 7.07%
                2001                924    $10.45 to $10.91          9,817         6.28     0.00% to 1.75%        3.28% to 4.48%
                2000                586    $10.12 to $10.79          6,010            *           *                     *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                             INVESTMENT
                                 UNITS      UNIT FAIR VALUE    NET ASSETS     INCOME       EXPENSE RATIO(B)       TOTAL RETURN(C)
             DIVISION           (000'S)   (LOWEST TO HIGHEST)    (000'S)      RATIO(A)    (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     -------------------------  -------  --------------------  -----------  -----------  --------------------  --------------------
     Pax World Balanced
                2003                378     $9.43 to $9.56     $     3,605         1.04%    0.85% to 1.25%       15.85% to 16.30%
                2002                195     $8.14 to $8.22           1,605         1.68     0.85% to 1.25%            -9.77%
                2001                254         $9.10                2,309           **     0.00% to 1.75%              **
                2000                 **           **                    **           **           **                    **

    Pioneer Equity Income
                2003              1,096    $9.61 to $12.14          10,691         2.39     0.45% to 1.50%       20.73% to 21.93%
                2002                472     $7.96 to $8.07           3,782         2.54     0.55% to 1.50%      -16.99% to -16.62%
                2001                  9     $9.60 to $9.62              88           **     0.00% to 1.75%              **
                2000                 **           **                    **           **           **                    **

     Pioneer Fund
                2003                165     $9.15 to $9.37           1,522         1.13     0.55% to 1.50%       21.84% to 23.13%
                2002                 57     $7.51 to $7.61             432         1.24     0.55% to 1.50%      -20.16% to -19.80%
                2001                  1     $9.41 to $9.43               9           **     0.00% to 1.75%              **
                2000                 **           **                    **           **           **                    **

     Pioneer Mid Cap Value
                2003                983    $10.27 to $13.46         11,735         0.16     0.55% to 1.50%       35.44% to 36.73%
                2002                245     $8.70 to $8.82           2,143         0.33     0.55% to 1.50%      -12.53% to -12.05%
                2001                  8     $9.95 to $9.97              81           **     0.00% to 1.75%              **
                2000                 **           **                    **           **           **                    **

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                             INVESTMENT
                                 UNITS      UNIT FAIR VALUE    NET ASSETS     INCOME       EXPENSE RATIO(B)       TOTAL RETURN(C)
             DIVISION           (000'S)   (LOWEST TO HIGHEST)    (000'S)      RATIO(A)    (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     -------------------------  -------  --------------------  -----------  -----------  --------------------  --------------------
     Templeton Foreign
                2003                  -           -            $         -         ****%     0.00% to 0.90%            ****
                2002               ****          ****                 ****         ****          ****                  ****
                2001               ****          ****                 ****         ****          ****                  ****
                2000               ****          ****                 ****         ****          ****                  ****

     *    Not provided for 2000
     ** As this investment Division was not available until 2001, this data is not meaningful and therefore is not presented
     *** As this investment Division was not available until 2002, this data is not meaningful and therefore is not presented
     **** As this investment Division was not available until 2003, this data is not meaningful and therefore is not presented

     A The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
     B The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense charge, plus the annual administrative charge, as defined in Note 3. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.
     C Total Return is calculated as the change in unit value for each Contract presented in Note 7. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

FORM NO. SAI.81216-04                                     ILIAC ED. MAY 2004